UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2009

Item 1. Reports to Stockholders

Spartan® Total Market Index
Spartan Extended Market Index
Spartan International Index
Funds -
Investor Class
Fidelity Advantage Class

Annual Report

(2_fidelity_logos) (Registered_Trademark)

February 28, 2009

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses

Spartan Total Market Index Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan Extended Market Index Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan International Index Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Prospectus	P-1

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to Febru-ary 28, 2009).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Spartan Total Market Index
Investor Class	.10%
Actual		$ 1,000.00	$ 575.20	$ .39
Hypothetical A		$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 575.60	$ .27
Hypothetical A		$ 1,000.00	$ 1,024.45	$ .35
Spartan Extended Market Index
Investor Class	.10%
Actual		$ 1,000.00	$ 547.10	$ .38
Hypothetical A		$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 547.00	$ .27
Hypothetical A		$ 1,000.00	$ 1,024.45	$ .35
Spartan International Index
Investor Class	.10%
Actual		$ 1,000.00	$ 552.50	$ .38
Hypothetical A		$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 552.60	$ .27
Hypothetical A		$ 1,000.00	$ 1,024.45	$ .35

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 / 365 (to reflect the one-half year period).

Annual Report

Spartan Total Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2009	Past 1 year	Past 5 years	Past 10 years
Spartan® Total Market Index Fund - Investor Class	-43.32%	-6.20%	-2.64%
Spartan Total Market Index Fund - Fidelity Advantage Class A	-43.28%	-6.18%	-2.63%

A The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Total Market Index Fund - Investor Class on February 28, 1999. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones Wilshire 5000 Composite IndexSM performed over the same period.

Annual Report

Spartan Total Market Index Fund

Management's Discussion of Fund Performance

Market Recap: The U.S. equity markets took it squarely on the chin during the 12 months ending February 28, 2009, battered by global recessionary fears, drum-tight credit markets and the rapid flight of capital away from risk and toward the investment sidelines. Stocks had performed reasonably well up until late last summer, in spite of high energy costs and slowing global economic growth. But beginning in September 2008, a succession of large financial institutions either collapsed, or came close to failing, as they struggled under the weight of toxic, asset-backed securities, which sent the equity markets into a turbulent downward spiral. Even as the federal government began a series of aggressive interventions to rescue the troubled financial services industry and to shore up deteriorating economic conditions, investors remained skittish and the equity markets' sell-off continued. The Standard & Poor's 500SM Index fell 43.32% for the year overall and lost more than 17% in value during the December-February time frame alone. All 10 of the S&P 500®'s market sectors landed deep in negative territory for the 12-month span. Meanwhile, the blue-chip Dow Jones Industrial AverageSM fell by a comparable 40.58% mark, and the small-cap-oriented Russell 2000® Index declined 42.38%. Elsewhere, the technology-heavy NASDAQ Composite® Index dropped 38.77%.

Comments from Jeffrey Adams, who oversees Spartan® Total Market Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC: For the year, the fund's Investor Class and Fidelity Advantage Class shares returned -43.32% and -43.28%, respectively, in line with the -43.32% return of the Dow Jones Wilshire 5000 Composite IndexSM. By far the worst-performing sector was financials. Bank of America, insurance company American International Group (AIG) and diversified financial stock Citigroup each lost most of their value, as investors worried about the companies' bad debts and, in the case of AIG and Citigroup, the impact of the federal government's decision to take a significant ownership stake. Industrials stocks also lagged, led by conglomerate General Electric. Other noteworthy detractors included oil giant Exxon Mobil and software maker Microsoft. Even the best-performing sectors - including consumer staples and telecommunication services - lost significant ground. Many of the top individual performers were companies that agreed to be acquired for large premiums. For example, beverage maker Anheuser-Busch was purchased by Belgium's InBev, and candy manufacturer Wm. Wrigley Jr. Co. was bought by its privately held rival Mars. Biotechnology company Genentech also rose after receiving a buyout offer from Swiss pharmaceutical firm Roche Holding, although talks were still ongoing as of the end of the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.2	3.0
Procter & Gamble Co.	1.7	1.5
AT&T, Inc.	1.7	1.3
Johnson & Johnson	1.7	1.4
Microsoft Corp.	1.6	1.6
International Business Machines Corp.	1.5	1.2
Chevron Corp.	1.5	1.2
Wal-Mart Stores, Inc.	1.5	1.0
Berkshire Hathaway, Inc. Class A	1.1	0.8
The Coca-Cola Co.	1.1	0.8
	17.6
Market Sectors as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.4	15.9
Health Care	14.6	12.2
Energy	12.5	12.8
Financials	11.7	15.4
Consumer Staples	11.1	9.4
Industrials	9.5	11.5
Consumer Discretionary	8.6	8.8
Utilities	4.4	3.7
Telecommunication Services	3.5	2.8
Materials	3.3	3.9

Percentages are adjusted for the effect of futures and swaps contracts, if applicable.

Annual Report

Spartan Total Market Index Fund

Investments February 28, 2009

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.2%
American Axle & Manufacturing Holdings, Inc.	21,960	$ 20,423
Amerigon, Inc. (a)(d)	19,084	54,771
ArvinMeritor, Inc.	36,209	22,812
BorgWarner, Inc. (d)	81,589	1,407,410
Cooper Tire & Rubber Co.	67,375	306,556
Dana Holding Corp. (a)	36,800	13,248
Drew Industries, Inc. (a)(d)	13,018	80,842
Exide Technologies (a)	67,099	218,743
Federal-Mogul Corp. Class A (a)	12,900	83,463
Fuel Systems Solutions, Inc. (a)(d)	8,138	161,214
Gentex Corp.	122,769	982,152
Hayes Lemmerz International, Inc. (a)	23,987	1,199
Johnson Controls, Inc.	389,366	4,430,985
Lear Corp. (a)	74,632	44,779
Modine Manufacturing Co.	18,795	21,238
Noble International Ltd.	15,109	3,930
Proliance International, Inc. (a)	1,414	438
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	18,321	12,092
Spartan Motors, Inc.	9,796	22,335
Standard Motor Products, Inc.	5,058	10,571
Stoneridge, Inc. (a)	3,821	6,954
Strattec Security Corp.	781	7,662
Superior Industries International, Inc.	18,127	184,714
Tenneco, Inc. (a)	40,482	55,056
The Goodyear Tire & Rubber Co. (a)	164,158	728,862
TRW Automotive Holdings Corp. (a)	29,395	73,781
Visteon Corp. (a)	75,964	8,356
WABCO Holdings, Inc.	41,436	419,332
		9,383,918
Automobiles - 0.1%
Coachmen Industries, Inc. (a)	3,894	3,933
Ford Motor Co. (a)(d)	1,647,776	3,295,552
General Motors Corp. (d)	442,172	994,887
Harley-Davidson, Inc. (d)	147,848	1,493,265
Monaco Coach Corp.	30,658	14,103
Thor Industries, Inc.	18,266	195,629
Winnebago Industries, Inc.	26,601	107,734
		6,105,103
Distributors - 0.1%
Audiovox Corp. Class A (a)	4,180	11,704
Core-Mark Holding Co., Inc. (a)	4,000	68,440
Genuine Parts Co.	100,085	2,816,392
LKQ Corp. (a)	109,133	1,473,296
		4,369,832
Diversified Consumer Services - 0.5%
American Public Education, Inc. (a)(d)	15,237	569,102
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	89,500	6,488,750

	Shares	Value
Brinks Home Security Holdings, Inc. (a)	25,000	$ 524,250
Capella Education Co. (a)(d)	15,227	844,489
Career Education Corp. (a)	59,456	1,466,780
Coinstar, Inc. (a)	25,148	657,369
Corinthian Colleges, Inc. (a)(d)	57,826	1,139,172
CPI Corp. (d)	2,388	15,665
DeVry, Inc.	42,000	2,181,900
Grand Canyon Education, Inc.	11,221	190,981
H&R Block, Inc.	227,000	4,335,700
Hillenbrand, Inc.	45,573	764,259
ITT Educational Services, Inc. (a)	26,000	2,951,000
Jackson Hewitt Tax Service, Inc.	41,725	312,103
K12, Inc. (a)(d)	13,750	228,388
Learning Tree International, Inc. (a)	3,821	25,945
Matthews International Corp. Class A	21,051	731,312
Nobel Learning Communities, Inc. (a)	1,000	11,600
Pre-Paid Legal Services, Inc. (a)(d)	3,986	127,193
Princeton Review, Inc. (a)(d)	17,342	79,773
Regis Corp.	25,600	322,560
Service Corp. International	165,000	557,700
Sotheby's Class A (ltd. vtg.)	71,779	481,637
Steiner Leisure Ltd. (a)	8,837	222,781
Stewart Enterprises, Inc. Class A (d)	64,820	150,382
Strayer Education, Inc. (d)	9,147	1,552,703
Universal Technical Institute, Inc. (a)(d)	34,066	375,748
Weight Watchers International, Inc.	31,703	573,824
		27,883,066
Hotels, Restaurants & Leisure - 1.5%
AFC Enterprises, Inc. (a)	14,058	59,044
Ambassadors Group, Inc.	12,856	97,063
Ameristar Casinos, Inc.	11,703	115,158
Bally Technologies, Inc. (a)	40,848	759,773
BJ's Restaurants, Inc. (a)(d)	15,962	198,408
Bluegreen Corp. (a)	13,016	14,057
Bob Evans Farms, Inc.	23,966	442,652
Boyd Gaming Corp. (d)	28,934	122,970
Brinker International, Inc.	77,715	854,865
Buffalo Wild Wings, Inc. (a)(d)	11,242	347,041
Burger King Holdings, Inc.	50,060	1,075,789
California Pizza Kitchen, Inc. (a)	20,879	217,142
Carnival Corp. unit	276,865	5,415,479
CEC Entertainment, Inc. (a)	25,244	589,447
Cedar Fair LP (depository unit)	38,153	293,015
Chipotle Mexican Grill, Inc. Class A (a)(d)	24,992	1,365,313
Choice Hotels International, Inc. (d)	20,476	506,986
Churchill Downs, Inc.	8,627	258,983
CKE Restaurants, Inc.	30,748	214,314
Cracker Barrel Old Country Store, Inc. (d)	21,638	484,258
Darden Restaurants, Inc.	82,033	2,226,376
Denny's Corp. (a)	50,513	80,821
DineEquity, Inc.	14,923	109,684
Domino's Pizza, Inc. (a)	20,289	138,574
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Dover Downs Gaming & Entertainment, Inc.	1,755	$ 4,686
Dover Motorsports, Inc.	11,625	16,275
Empire Resorts, Inc. (a)(d)	15,456	15,147
Gaylord Entertainment Co. (a)(d)	24,853	163,036
Great Wolf Resorts, Inc. (a)	13,290	22,593
Icahn Enterprises LP	6,318	175,577
International Game Technology (d)	208,914	1,842,621
International Speedway Corp. Class A	19,173	370,614
Interstate Hotels & Resorts, Inc. (a)	156	59
Interval Leisure Group, Inc. (a)	22,863	91,452
Isle of Capri Casinos, Inc. (a)	7,404	21,324
Jack in the Box, Inc. (a)	30,018	583,550
Jamba, Inc. (a)	40,851	17,566
Krispy Kreme Doughnuts, Inc. (a)	54,837	70,740
Krispy Kreme Doughnuts, Inc. warrants 3/2/12 (a)	420	43
Landry's Restaurants, Inc.	4,778	25,323
Las Vegas Sands Corp. (a)(d)	178,939	407,981
Life Time Fitness, Inc. (a)(d)	18,493	158,300
Lodgian, Inc. (a)	4,642	8,448
Lodgian, Inc. Class B warrants 11/25/09 (a)	8	0
Luby's, Inc. (a)	17,000	69,870
Marcus Corp.	23,391	193,677
Marriott International, Inc. Class A (d)	201,702	2,856,100
McCormick & Schmick's Seafood Restaurants (a)	16,005	36,812
McDonald's Corp.	754,577	39,426,648
MGM Mirage, Inc. (a)(d)	61,883	216,591
Monarch Casino & Resort, Inc. (a)	5,587	40,729
Morgans Hotel Group Co. (a)(d)	24,428	56,429
MTR Gaming Group, Inc. (a)	6,687	7,088
Multimedia Games, Inc. (a)(d)	5,149	9,680
O'Charleys, Inc.	4,598	10,391
Orient Express Hotels Ltd. Class A (d)	21,956	86,946
P.F. Chang's China Bistro, Inc. (a)(d)	32,684	643,875
Panera Bread Co. Class A (a)(d)	19,435	855,917
Papa John's International, Inc. (a)(d)	24,389	540,216
Peet's Coffee & Tea, Inc. (a)(d)	12,913	278,275
Penn National Gaming, Inc. (a)	58,555	1,117,815
Pinnacle Entertainment, Inc. (a)(d)	115,133	864,649
Premier Exhibitions, Inc. (a)	1,600	1,280
Red Robin Gourmet Burgers, Inc. (a)(d)	11,155	158,513
Riviera Holdings Corp. (a)	6,000	15,120
Royal Caribbean Cruises Ltd. (d)	104,458	626,748
Rubio's Restaurants, Inc. (a)	5,755	18,013
Ruby Tuesday, Inc. (a)	26,983	30,761
Ruth's Chris Steak House, Inc. (a)	25,925	25,925
Scientific Games Corp. Class A (a)(d)	46,137	488,129
Shuffle Master, Inc. (a)	37,346	110,544
Six Flags, Inc. (a)	72,418	17,380

	Shares	Value
Sonic Corp. (a)	71,268	$ 641,412
SPEEDUS Corp. (a)	1,550	729
Speedway Motorsports, Inc.	7,046	83,636
Starbucks Corp. (a)	493,801	4,518,279
Starwood Hotels & Resorts Worldwide, Inc.	104,699	1,213,461
Texas Roadhouse, Inc. Class A (a)(d)	91,170	747,594
The Cheesecake Factory, Inc. (a)(d)	34,919	284,241
The Steak n Shake Co. (a)(d)	14,127	86,599
Town Sports International Holdings, Inc. (a)	15,248	29,429
Vail Resorts, Inc. (a)(d)	15,616	294,830
Wendy's/Arby's Group, Inc.	249,593	1,130,656
WMS Industries, Inc. (a)(d)	34,550	626,392
Wyndham Worldwide Corp.	102,910	379,738
Wynn Resorts Ltd. (a)(d)	45,432	951,800
Yum! Brands, Inc.	305,354	8,024,703
		87,800,167
Household Durables - 0.4%
American Biltrite, Inc. (a)	400	312
American Greetings Corp. Class A	35,079	130,845
Bassett Furniture Industries, Inc.	2,149	2,063
Beazer Homes USA, Inc. (a)	17,239	8,275
Black & Decker Corp.	34,980	827,977
Blyth, Inc.	2,712	55,352
Brookfield Homes Corp. (d)	6,161	17,004
California Coastal Communities, Inc. (a)	6,643	4,252
Cavco Industries, Inc. (a)(d)	10,167	224,691
Centex Corp. (d)	93,463	580,405
Champion Enterprises, Inc. (a)	91,135	26,429
Cobra Electronics Corp.	1,200	1,104
Craftmade International, Inc.	2,030	2,436
CSS Industries, Inc.	12,000	168,240
D.R. Horton, Inc.	199,396	1,684,896
Dixie Group, Inc. (a)	3,463	4,710
Ethan Allen Interiors, Inc.	15,440	147,298
Flexsteel Industries, Inc.	2,030	12,282
Fortune Brands, Inc.	96,332	2,287,885
Furniture Brands International, Inc. (d)	30,000	40,800
Garmin Ltd.	89,468	1,531,692
Harman International Industries, Inc.	34,012	361,207
Helen of Troy Ltd. (a)	41,487	416,529
Hooker Furniture Corp.	15,000	103,500
Hovnanian Enterprises, Inc. Class A (a)(d)	21,663	18,414
iRobot Corp. (a)(d)	17,599	138,680
Jarden Corp. (a)	48,000	487,200
KB Home (d)	66,279	589,883
Koss Corp.	1,552	17,056
La-Z-Boy, Inc.	24,674	22,207
Leggett & Platt, Inc.	107,000	1,223,010
Lennar Corp. Class A (d)	90,467	604,320
Libbey, Inc.	3,319	3,352
Lifetime Brands, Inc.	300	426
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
M.D.C. Holdings, Inc.	20,248	$ 510,857
M/I Homes, Inc. (d)	15,821	102,045
Meritage Homes Corp. (a)(d)	34,176	339,026
Mohawk Industries, Inc. (a)(d)	36,000	813,240
National Presto Industries, Inc.	3,694	223,524
Newell Rubbermaid, Inc.	172,753	976,054
NVR, Inc. (a)	3,160	1,051,553
Orleans Homebuilders, Inc. (d)	3,981	4,897
Palm Harbor Homes, Inc. (a)	5,872	14,915
Pulte Homes, Inc. (d)	130,025	1,193,630
Rockford Corp. (a)	2,500	925
Russ Berrie & Co., Inc. (a)	3,505	4,171
Ryland Group, Inc. (d)	37,577	530,963
Sealy Corp., Inc.	21,635	17,308
Skyline Corp.	6,539	104,362
Snap-On, Inc.	34,091	804,207
Standard Pacific Corp. (a)(d)	114,480	108,756
Stanley Furniture Co., Inc.	5,015	40,120
Tempur-Pedic International, Inc.	42,000	257,880
The Stanley Works	52,000	1,391,520
Toll Brothers, Inc. (a)(d)	80,021	1,268,333
Tupperware Brands Corp.	45,380	643,488
Universal Electronics, Inc. (a)	12,760	198,673
Whirlpool Corp.	50,000	1,111,500
		23,456,679
Internet & Catalog Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	28,158	37,450
Amazon.com, Inc.	207,000	13,411,530
Blue Nile, Inc. (a)(d)	13,187	314,774
dELiA*s, Inc. (a)	3,463	5,714
Drugstore.com, Inc. (a)	8,721	7,500
Expedia, Inc. (a)(d)	134,594	1,072,714
Gaiam, Inc. Class A (a)(d)	14,668	44,444
Hollywood Media Corp. (a)	1,200	840
HSN, Inc. (a)	22,863	97,625
Liberty Media Corp. - Interactive Series A (a)	352,121	1,140,872
Netflix, Inc. (a)(d)	33,534	1,211,919
NutriSystem, Inc. (d)	14,474	186,715
Orbitz Worldwide, Inc. (a)(d)	15,000	36,900
Overstock.com, Inc. (a)	2,976	24,254
PetMed Express, Inc. (a)(d)	25,619	353,030
Priceline.com, Inc. (a)(d)	32,000	2,715,520
Shutterfly, Inc. (a)(d)	15,019	120,603
Stamps.com, Inc. (a)	4,851	40,360
Ticketmaster Entertainment, Inc. (a)	22,863	111,800
ValueVision Media, Inc. Class A (a)	21,687	5,530
		20,940,094
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	5,971	20,660

	Shares	Value
Brunswick Corp. (d)	159,627	$ 493,247
Callaway Golf Co.	72,163	488,544
Eastman Kodak Co. (d)	194,231	619,597
Hasbro, Inc.	77,355	1,770,656
JAKKS Pacific, Inc. (a)	19,673	249,257
Johnson Outdoors, Inc. Class A	2,747	13,048
Leapfrog Enterprises, Inc. Class A (a)	25,168	36,242
Marine Products Corp.	13,658	51,491
Mattel, Inc.	238,342	2,821,969
Meade Instruments Corp. (a)	2,600	442
Nautilus, Inc. (a)	6,001	3,901
Polaris Industries, Inc. (d)	17,627	324,513
Pool Corp.	47,772	633,934
RC2 Corp. (a)	10,486	49,179
Smith & Wesson Holding Corp. (a)(d)	23,199	88,852
Steinway Musical Instruments, Inc. (a)	5,374	49,548
Sturm Ruger & Co., Inc. (a)	42,290	398,372
		8,113,452
Media - 2.3%
4Kids Entertainment, Inc. (a)	12,821	15,513
A.H. Belo Corp. Class A	8,701	9,310
Alloy, Inc. (a)	1,732	7,240
Arbitron, Inc.	16,342	211,465
Ascent Media Corp. (a)	8,597	201,600
Ballantyne of Omaha, Inc. (a)	100	150
Belo Corp. Series A	43,507	34,806
Cablevision Systems Corp. - NY Group Class A	161,182	2,093,754
Carmike Cinemas, Inc.	16,306	28,862
CBS Corp. Class B	395,193	1,687,474
Charter Communications, Inc. Class A (a)	192,995	4,439
Cinemark Holdings, Inc.	31,385	241,351
Citadel Broadcasting Corp. (a)	81,876	7,369
CKX, Inc. (a)	23,871	82,832
Clear Channel Outdoor Holding, Inc. Class A (a)(d)	26,451	85,966
Comcast Corp. Class A	1,875,820	24,498,209
Cox Radio, Inc. Class A (a)	27,951	150,376
Crown Media Holdings, Inc. Class A (a)(d)	9,666	15,852
Cumulus Media, Inc. Class A (a)(d)	44,350	73,621
Discovery Communications, Inc. (a)	186,000	2,884,860
DISH Network Corp. Class A (a)	141,965	1,597,106
Dolan Media Co. (a)(d)	10,000	60,500
DreamWorks Animation SKG, Inc. Class A (a)	40,000	771,600
E.W. Scripps Co. Class A (d)	13,637	15,546
EDCI Holdings, Inc. (a)	859	3,737
Emmis Communications Corp. Class A (a)	9,275	2,866
Entercom Communications Corp. Class A	17,572	18,099
Entravision Communication Corp. Class A (a)	53,671	20,395
Fisher Communications, Inc.	3,105	30,522
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Gannett Co., Inc. (d)	136,804	$ 443,245
Gray Television, Inc.	8,695	2,869
Harris Interactive, Inc. (a)	6,269	2,508
Harte-Hanks, Inc.	52,908	296,814
Hearst-Argyle Television, Inc.	9,723	16,626
Image Entertainment, Inc. (a)(d)	700	1,015
Insignia Systems, Inc. (a)	2,664	2,398
Interactive Data Corp.	21,445	485,086
Interpublic Group of Companies, Inc. (a)	281,949	1,074,226
John Wiley & Sons, Inc. Class A	34,061	1,069,175
Journal Communications, Inc. Class A	22,879	21,506
Knology, Inc. (a)	33,900	134,922
Lamar Advertising Co. Class A (a)(d)	56,277	389,437
Lee Enterprises, Inc. (d)	27,681	11,349
Liberty Global, Inc. Class A (a)(d)	198,763	2,438,822
Liberty Media Corp.:
- Capital Series A (a)	88,904	456,967
- Entertainment Class A (a)	348,869	6,042,411
LIN TV Corp. Class A (a)	41,885	27,644
Live Nation, Inc. (a)(d)	34,464	120,969
LodgeNet Entertainment Corp. (a)	15,151	9,697
Martha Stewart Living Omnimedia, Inc. Class A (a)	20,190	42,803
Marvel Entertainment, Inc. (a)(d)	34,169	883,610
McGraw-Hill Companies, Inc.	221,956	4,379,192
Media General, Inc. Class A (d)	25,296	38,956
Mediacom Communications Corp. Class A (a)	70,280	274,092
Meredith Corp.	20,290	260,727
Morningstar, Inc. (a)(d)	12,506	348,917
National CineMedia, Inc.	37,485	412,335
Navarre Corp. (a)	6,926	2,701
New Frontier Media, Inc.	5,971	8,539
News Corp. Class A	1,552,555	8,632,206
Omnicom Group, Inc.	205,000	4,926,150
Playboy Enterprises, Inc. Class B (non-vtg.) (a)(d)	4,445	6,267
PRIMEDIA, Inc.	6,332	11,271
Radio One, Inc. Class D (non-vtg.) (a)	27,442	9,605
RCN Corp. (a)	19,644	84,273
Regal Entertainment Group Class A	45,163	462,469
Regent Communication, Inc. (a)	7,397	962
Rentrak Corp. (a)	600	6,300
Saga Communications, Inc. Class A (a)	233	816
Salem Communications Corp. Class A (a)	2,015	1,008
Scholastic Corp.	20,042	220,662
Scripps Networks Interactive, Inc. Class A	57,000	1,134,870
Sinclair Broadcast Group, Inc. Class A	28,926	32,397
Sirius XM Radio, Inc. (a)	2,211,957	353,913
Spanish Broadcasting System, Inc. Class A (a)	8,120	893
The DIRECTV Group, Inc. (a)(d)	375,272	7,482,924

	Shares	Value
The McClatchy Co. Class A (d)	23,941	$ 11,731
The New York Times Co. Class A (d)	75,000	309,750
The Walt Disney Co. (d)	1,188,320	19,928,126
Time Warner Cable, Inc. (a)	101,995	1,859,369
Time Warner, Inc.	2,567,370	19,589,033
Valassis Communications, Inc. (a)	32,378	43,710
Viacom, Inc. Class B (non-vtg.) (a)(d)	372,668	5,735,361
Virgin Media, Inc. (d)	212,123	1,013,948
Warner Music Group Corp.	28,685	49,912
Washington Post Co. Class B	3,838	1,383,561
World Wrestling Entertainment, Inc. Class A	31,232	302,950
		128,149,415
Multiline Retail - 0.6%
99 Cents Only Stores (a)	39,655	326,757
Big Lots, Inc. (a)	50,502	783,286
Dillard's, Inc. Class A	44,543	158,128
Dollar Tree, Inc. (a)	59,115	2,294,844
Family Dollar Stores, Inc.	90,000	2,469,600
Fred's, Inc. Class A	51,615	475,374
JCPenney Co., Inc.	132,887	2,037,158
Kohl's Corp. (a)(d)	190,000	6,676,600
Macy's, Inc.	282,000	2,219,340
Nordstrom, Inc.	113,160	1,524,265
Retail Ventures, Inc. (a)	12,266	20,116
Saks, Inc. (a)	70,770	171,971
Sears Holdings Corp. (a)(d)	43,256	1,590,091
Target Corp.	466,376	13,203,105
The Bon-Ton Stores, Inc. (d)	8,752	12,603
Tuesday Morning Corp. (a)	10,850	9,548
		33,972,786
Specialty Retail - 2.0%
A.C. Moore Arts & Crafts, Inc. (a)	3,702	4,998
Aaron Rents, Inc. (d)	40,571	974,921
Abercrombie & Fitch Co. Class A	59,069	1,298,927
Advance Auto Parts, Inc.	63,000	2,409,750
Aeropostale, Inc. (a)	40,000	927,600
America's Car Mart, Inc. (a)(d)	3,150	34,587
American Eagle Outfitters, Inc.	104,167	1,016,670
AnnTaylor Stores Corp. (a)	32,435	213,422
Asbury Automotive Group, Inc. (d)	15,449	44,030
AutoNation, Inc. (a)	70,170	700,297
AutoZone, Inc. (a)(d)	27,774	3,950,296
Barnes & Noble, Inc.	31,168	559,154
bebe Stores, Inc.	8,695	44,866
Bed Bath & Beyond, Inc. (a)(d)	174,633	3,719,683
Best Buy Co., Inc.	225,669	6,503,781
Big 5 Sporting Goods Corp.	18,888	98,973
Blockbuster, Inc. Class A (a)(d)	111,889	111,889
Books-A-Million, Inc.	5,135	13,094
Borders Group, Inc.	41,722	22,947
Brown Shoe Co., Inc.	58,199	207,770
Build-A-Bear Workshop, Inc. (a)	4,710	17,050
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Cabela's, Inc. Class A (a)	22,572	$ 190,056
Cache, Inc. (a)	3,350	5,662
CarMax, Inc. (a)(d)	135,000	1,273,050
Casual Male Retail Group, Inc. (a)	8,101	2,430
Charlotte Russe Holding, Inc. (a)	4,919	25,874
Charming Shoppes, Inc. (a)	65,546	45,882
Chico's FAS, Inc. (a)	88,466	400,751
Christopher & Banks Corp.	21,140	82,235
Citi Trends, Inc. (a)	9,399	114,668
Coldwater Creek, Inc. (a)	20,231	34,190
Collective Brands, Inc. (a)	45,368	469,559
Conn's, Inc. (a)(d)	7,047	86,678
Cost Plus, Inc. (a)	4,090	2,904
Destination Maternity Corp. (a)	1,194	8,633
Dick's Sporting Goods, Inc. (a)(d)	55,422	684,462
Dress Barn, Inc. (a)(d)	60,608	601,231
DSW, Inc. Class A (a)(d)	18,311	159,489
Eddie Bauer Holdings, Inc. (a)	33,562	20,473
Emerging Vision, Inc. (a)	3,800	456
Finish Line, Inc. Class A	34,767	144,283
Foot Locker, Inc.	121,712	1,011,427
Gamestop Corp. Class A (a)	100,000	2,692,000
Gap, Inc. (d)	337,962	3,646,610
Genesco, Inc. (a)	12,717	181,853
Group 1 Automotive, Inc. (d)	48,665	520,716
Guess?, Inc.	30,361	487,901
Gymboree Corp. (a)	20,000	514,400
Haverty Furniture Companies, Inc. (d)	9,389	82,623
Hibbett Sports, Inc. (a)(d)	26,443	370,731
Home Depot, Inc.	1,158,159	24,193,942
Hot Topic, Inc. (a)(d)	59,826	531,255
J. Crew Group, Inc. (a)(d)	42,069	473,697
Jo-Ann Stores, Inc. (a)	16,826	202,585
Jos. A. Bank Clothiers, Inc. (a)(d)	12,318	278,387
Kirkland's, Inc. (a)	2,250	6,548
Limited Brands, Inc.	199,728	1,535,908
Lithia Motors, Inc. Class A (sub. vtg.)	2,182	5,760
Lowe's Companies, Inc.	996,007	15,776,751
MarineMax, Inc. (a)(d)	3,071	4,422
Midas, Inc. (a)	17,549	128,985
Monro Muffler Brake, Inc.	15,678	368,903
New York & Co., Inc. (a)	22,599	49,266
O'Reilly Automotive, Inc. (a)(d)	89,461	2,984,419
Office Depot, Inc. (a)(d)	155,219	162,980
OfficeMax, Inc.	37,180	142,028
Pacific Sunwear of California, Inc. (a)	42,886	60,469
Penske Auto Group, Inc. (d)	31,974	180,973
Perfumania Holdings, Inc. (a)	325	390
PetSmart, Inc. (d)	89,000	1,783,560
Pier 1 Imports, Inc. (a)	64,537	13,553
Pomeroy IT Solutions, Inc. (a)	3,416	12,298

	Shares	Value
RadioShack Corp.	79,250	$ 580,903
Rent-A-Center, Inc. (a)	45,000	788,400
Rex Stores Corp. (a)	3,513	23,010
Ross Stores, Inc.	88,000	2,597,760
Sally Beauty Holdings, Inc. (a)(d)	63,165	244,449
Select Comfort Corp. (a)	29,583	8,283
Sherwin-Williams Co.	63,706	2,927,291
Shoe Carnival, Inc. (a)	3,092	21,180
Signet Jewelers Ltd. (d)	62,810	464,794
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	32,899	47,046
Sport Chalet:
Class A (a)	175	35
Class B (a)	25	15
Stage Stores, Inc.	23,109	165,923
Staples, Inc. (d)	481,260	7,676,097
Stein Mart, Inc. (a)	10,292	12,350
Systemax, Inc. (d)	7,631	70,816
Talbots, Inc. (d)	11,749	29,842
The Buckle, Inc. (d)	20,272	481,055
The Cato Corp. Class A (sub. vtg.)	24,368	356,504
The Children's Place Retail Stores, Inc. (a)	21,041	384,629
The Men's Wearhouse, Inc.	22,298	238,143
The Pep Boys - Manny, Moe & Jack	13,830	43,703
Tiffany & Co., Inc.	80,000	1,523,200
TJX Companies, Inc.	284,368	6,332,875
Tractor Supply Co. (a)	17,878	558,509
Trans World Entertainment Corp. (a)	3,463	2,251
TravelCenters of America LLC (a)	9,983	19,966
Tween Brands, Inc. (a)	17,713	21,256
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	21,560	120,736
Urban Outfitters, Inc. (a)	87,448	1,455,135
West Marine, Inc. (a)(d)	3,821	18,838
Wet Seal, Inc. Class A (a)	63,290	158,225
Williams-Sonoma, Inc. (d)	62,000	541,260
Zale Corp. (a)(d)	26,205	32,756
Zumiez, Inc. (a)	15,094	119,092
		113,699,338
Textiles, Apparel & Luxury Goods - 0.4%
American Apparel, Inc. (a)(d)	34,191	58,809
Carter's, Inc. (a)	40,282	656,999
Cherokee, Inc.	7,207	100,466
Coach, Inc. (a)	215,000	3,005,700
Columbia Sportswear Co. (d)	8,418	228,296
Crocs, Inc. (a)(d)	38,013	46,376
Deckers Outdoor Corp. (a)	10,669	440,310
Fossil, Inc. (a)	24,493	309,102
G-III Apparel Group Ltd. (a)	10,000	34,000
Hanesbrands, Inc. (a)	59,639	417,473
Iconix Brand Group, Inc. (a)(d)	46,366	375,565
Jones Apparel Group, Inc.	55,726	149,903
K-Swiss, Inc. Class A	15,228	151,671
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	11,067	$ 77,469
Liz Claiborne, Inc.	51,997	145,072
Maidenform Brands, Inc. (a)	15,782	137,777
Movado Group, Inc.	10,191	58,191
NIKE, Inc. Class B	190,443	7,909,098
Oxford Industries, Inc.	10,105	47,190
Perry Ellis International, Inc. (a)	2,923	13,855
Phillips-Van Heusen Corp.	37,458	620,679
Polo Ralph Lauren Corp. Class A	33,080	1,140,268
Polymer Group, Inc.:
Class A warrants 3/4/10 (a)	6	0
Class B warrants 3/4/10 (a)	6	0
Quiksilver, Inc. (a)	56,019	70,024
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	13,559	86,506
Steven Madden Ltd. (a)	16,880	273,794
Tarrant Apparel Group (a)	2,700	1,890
Timberland Co. Class A (a)	58,515	658,294
True Religion Apparel, Inc. (a)(d)	16,963	173,362
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	31,131	447,975
Unifi, Inc. (a)	65,760	36,168
Unifirst Corp.	6,314	151,283
VF Corp.	56,000	2,906,400
Volcom, Inc. (a)(d)	13,377	106,481
Warnaco Group, Inc. (a)	30,096	651,578
Wolverine World Wide, Inc.	36,170	548,337
		22,236,361
TOTAL CONSUMER DISCRETIONARY		486,110,211
CONSUMER STAPLES - 11.1%
Beverages - 2.3%
Boston Beer Co., Inc. Class A (a)	10,271	246,196
Brown-Forman Corp. Class B (non-vtg.)	61,854	2,658,485
Central European Distribution Corp. (a)(d)	29,008	193,483
Coca-Cola Bottling Co. Consolidated	3,600	157,500
Coca-Cola Enterprises, Inc.	205,563	2,359,863
Constellation Brands, Inc. Class A (sub. vtg.) (a)	137,940	1,800,117
Dr Pepper Snapple Group, Inc. (a)	168,188	2,363,041
Hansen Natural Corp. (a)	45,140	1,502,259
Jones Soda Co. (a)	17,449	13,436
Molson Coors Brewing Co. Class B	96,348	3,394,340
National Beverage Corp. (a)	8,950	73,211
Pepsi Bottling Group, Inc.	100,310	1,855,735
PepsiAmericas, Inc.	35,504	589,721

	Shares	Value
PepsiCo, Inc.	1,071,159	$ 51,565,594
The Coca-Cola Co.	1,456,764	59,508,809
		128,281,790
Food & Staples Retailing - 3.0%
Andersons, Inc. (d)	16,319	201,703
Arden Group, Inc. Class A	100	10,356
BJ's Wholesale Club, Inc. (a)(d)	39,726	1,187,013
Casey's General Stores, Inc.	32,000	637,120
Costco Wholesale Corp.	293,695	12,435,046
CVS Caremark Corp.	976,537	25,136,062
Ingles Markets, Inc. Class A	17,056	231,620
Kroger Co.	409,460	8,463,538
Nash-Finch Co.	13,340	464,766
Pricesmart, Inc.	7,191	120,234
Rite Aid Corp. (a)	341,401	95,592
Ruddick Corp.	23,792	515,811
Safeway, Inc.	286,096	5,292,776
Spartan Stores, Inc.	19,591	299,742
SUPERVALU, Inc.	141,000	2,201,010
Susser Holdings Corp. (a)	7,000	70,210
Sysco Corp.	411,661	8,850,712
The Great Atlantic & Pacific Tea Co. (a)(d)	22,907	93,231
The Pantry, Inc. (a)	24,367	376,714
United Natural Foods, Inc. (a)(d)	29,881	444,629
Wal-Mart Stores, Inc.	1,663,222	81,897,051
Walgreen Co.	675,954	16,128,262
Weis Markets, Inc.	5,971	165,695
Whole Foods Market, Inc. (d)	90,167	1,095,529
Winn-Dixie Stores, Inc. (a)	49,208	475,841
		166,890,263
Food Products - 1.7%
Alico, Inc.	200	5,196
American Italian Pasta Co. Class A (a)(d)	19,200	589,248
Archer Daniels Midland Co.	401,446	10,702,550
B&G Foods, Inc. Class A	10,692	40,630
Bridgford Foods Corp. (a)	400	1,084
Bunge Ltd. (d)	81,383	3,815,235
Cal-Maine Foods, Inc. (d)	13,323	296,836
Campbell Soup Co.	149,580	4,004,257
Chiquita Brands International, Inc. (a)(d)	28,314	139,305
ConAgra Foods, Inc.	307,332	4,634,567
Corn Products International, Inc.	43,177	870,880
Darling International, Inc. (a)	56,190	243,303
Dean Foods Co. (a)	97,825	2,000,521
Del Monte Foods Co.	171,807	1,228,420
Diamond Foods, Inc. (d)	21,341	457,764
Farmer Brothers Co.	3,606	61,987
Flowers Foods, Inc.	57,553	1,284,007
Fresh Del Monte Produce, Inc. (a)	34,840	654,295
General Mills, Inc. (d)	213,526	11,205,844
Green Mountain Coffee Roasters, Inc. (a)(d)	17,968	671,105
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
H.J. Heinz Co.	208,657	$ 6,816,824
Hain Celestial Group, Inc. (a)	27,071	381,160
Hershey Co.	104,892	3,533,811
Hormel Foods Corp.	50,957	1,621,961
J&J Snack Foods Corp.	8,901	281,005
John B. Sanfilippo & Son, Inc. (a)(d)	2,965	17,790
Kellogg Co.	161,389	6,281,260
Kraft Foods, Inc. Class A	910,000	20,729,800
Lancaster Colony Corp.	17,449	678,417
Lance, Inc. (d)	38,093	830,808
McCormick & Co., Inc. (non-vtg.)	77,476	2,428,873
Omega Protein Corp. (a)	7,368	17,831
Ralcorp Holdings, Inc. (a)	37,700	2,284,620
Reddy Ice Holdings, Inc.	29,155	39,359
Sanderson Farms, Inc.	20,062	692,741
Sara Lee Corp.	443,142	3,416,625
Seneca Foods Group Class A (a)	2,582	56,236
Smart Balance, Inc. (a)	53,000	310,580
Smithfield Foods, Inc. (a)(d)	102,558	805,080
Tasty Baking Co.	200	920
The J.M. Smucker Co.	72,921	2,706,828
Tootsie Roll Industries, Inc.	12,340	264,323
TreeHouse Foods, Inc. (a)(d)	17,645	470,945
Tyson Foods, Inc. Class A	205,716	1,734,186
Zapata Corp. (a)	880	5,254
		99,314,271
Household Products - 2.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	38,581	288,200
Church & Dwight Co., Inc.	46,000	2,250,320
Clorox Co.	93,342	4,536,421
Colgate-Palmolive Co.	346,892	20,875,961
Energizer Holdings, Inc. (a)	42,939	1,811,596
Kimberly-Clark Corp.	279,794	13,181,095
Oil-Dri Corp. of America	750	10,913
Procter & Gamble Co.	2,021,716	97,386,060
WD-40 Co.	17,261	424,793
		140,765,359
Personal Products - 0.2%
Alberto-Culver Co.	63,990	1,416,739
Avon Products, Inc.	291,506	5,127,591
Bare Escentuals, Inc. (a)	59,157	186,936
Chattem, Inc. (a)	10,426	661,321
Elizabeth Arden, Inc. (a)	20,607	114,163
Estee Lauder Companies, Inc. Class A (d)	64,978	1,471,752
Herbalife Ltd.	49,645	677,158
Inter Parfums, Inc.	7,707	42,080
Mannatech, Inc.	6,969	24,322
Mead Johnson Nutrition Co. Class A (a)	20,000	551,800
NBTY, Inc. (a)	36,685	545,506

	Shares	Value
Nu Skin Enterprises, Inc. Class A	61,777	$ 580,704
Prestige Brands Holdings, Inc. (a)	29,135	159,368
Revlon, Inc. (a)	12,057	37,497
USANA Health Sciences, Inc. (a)(d)	2,496	49,995
		11,646,932
Tobacco - 1.4%
Alliance One International, Inc. (a)	62,572	216,499
Altria Group, Inc.	1,398,161	21,587,606
Lorillard, Inc.	116,811	6,826,435
Philip Morris International, Inc.	1,381,169	46,227,726
Reynolds American, Inc.	119,476	4,012,004
Star Scientific, Inc. (a)	17,410	50,315
Universal Corp.	18,429	529,649
Vector Group Ltd.	24,140	299,577
		79,749,811
TOTAL CONSUMER STAPLES		626,648,426
ENERGY - 12.4%
Energy Equipment & Services - 1.7%
Allis-Chalmers Energy, Inc. (a)(d)	22,325	43,534
Atwood Oceanics, Inc. (a)	32,070	490,030
Baker Hughes, Inc. (d)	213,943	6,270,669
Basic Energy Services, Inc. (a)(d)	25,150	158,697
BJ Services Co.	189,562	1,833,065
Bristow Group, Inc. (a)(d)	26,059	527,695
Bronco Drilling Co., Inc. (a)	23,244	94,371
Cal Dive International, Inc. (a)(d)	40,601	205,035
Cameron International Corp. (a)	144,027	2,776,841
Carbo Ceramics, Inc. (d)	19,165	666,175
Complete Production Services, Inc. (a)	25,671	78,297
Dawson Geophysical Co. (a)	5,936	72,479
Diamond Offshore Drilling, Inc. (d)	41,525	2,601,126
Dresser-Rand Group, Inc. (a)	55,969	1,175,909
Dril-Quip, Inc. (a)	15,639	328,732
ENSCO International, Inc.	98,799	2,428,479
Exterran Holdings, Inc. (a)	41,449	750,227
Exterran Partners LP	10,000	122,500
FMC Technologies, Inc. (a)	84,294	2,232,948
Global Industries Ltd. (a)(d)	59,392	187,679
Gulf Island Fabrication, Inc.	12,498	110,732
Gulfmark Offshore, Inc. (a)	15,302	319,659
Halliburton Co.	614,985	10,030,405
Helix Energy Solutions Group, Inc. (a)	46,821	145,613
Helmerich & Payne, Inc.	61,471	1,454,404
Hercules Offshore, Inc. (a)	96,203	138,532
Hornbeck Offshore Services, Inc. (a)	14,462	189,597
IHS, Inc. Class A (a)	29,000	1,181,170
ION Geophysical Corp. (a)	40,726	43,577
Key Energy Services, Inc. (a)	130,150	347,501
Lufkin Industries, Inc.	8,637	283,725
Matrix Service Co. (a)	13,631	94,872
Mitcham Industries, Inc. (a)	1,791	6,018
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Nabors Industries Ltd. (a)	186,549	$ 1,811,391
NATCO Group, Inc. Class A (a)	17,884	318,156
National Oilwell Varco, Inc. (a)(d)	278,309	7,439,200
Natural Gas Services Group, Inc. (a)	22,504	168,780
Newpark Resources, Inc. (a)	71,959	213,718
Noble Corp.	179,960	4,425,216
Oceaneering International, Inc. (a)	41,676	1,324,047
Oil States International, Inc. (a)	28,576	380,632
OYO Geospace Corp. (a)	1,552	17,460
Parker Drilling Co. (a)	58,520	93,632
Patterson-UTI Energy, Inc.	90,000	773,100
PHI, Inc. (non-vtg.) (a)	17,859	155,730
Pioneer Drilling Co. (a)	45,844	176,041
Pride International, Inc. (a)	107,602	1,855,058
Rowan Companies, Inc.	88,780	1,075,126
RPC, Inc. (d)	19,909	116,069
Schlumberger Ltd. (NY Shares)	819,778	31,200,751
SEACOR Holdings, Inc. (a)(d)	24,139	1,446,167
Smith International, Inc.	147,057	3,158,784
Superior Energy Services, Inc. (a)	45,772	603,733
Superior Well Services, Inc. (a)	13,630	78,373
T-3 Energy Services, Inc. (a)	9,010	99,200
Tesco Corp. (a)	20,000	153,400
TETRA Technologies, Inc. (a)	38,187	109,215
Tidewater, Inc.	33,470	1,182,160
Trico Marine Services, Inc. (a)(d)	3,463	11,324
Union Drilling, Inc. (a)	1,488	5,104
Unit Corp. (a)	26,446	565,151
		96,347,011
Oil, Gas & Consumable Fuels - 10.7%
Alliance Resource Partners LP	12,763	337,837
Alon USA Energy, Inc. (d)	10,971	120,132
Alpha Natural Resources, Inc. (a)	42,854	788,514
Anadarko Petroleum Corp.	312,500	10,921,875
Apache Corp.	227,500	13,442,975
Arch Coal, Inc.	90,000	1,251,000
Arena Resources, Inc. (a)	26,000	556,920
Atlas America, Inc.	30,664	308,480
Atlas Energy Resources LLC	22,000	293,260
Atlas Pipeline Partners, LP	31,913	181,904
ATP Oil & Gas Corp. (a)(d)	14,183	49,499
Aventine Renewable Energy Holdings, Inc. (a)	13,661	3,005
Berry Petroleum Co. Class A	37,030	246,250
Bill Barrett Corp. (a)(d)	31,882	616,598
Boardwalk Pipeline Partners, LP	23,345	492,580
BP Prudhoe Bay Royalty Trust (d)	15,544	923,158
BPZ Energy, Inc. (a)(d)	33,632	115,694
BreitBurn Energy Partners LP	30,000	187,500
Brigham Exploration Co. (a)(d)	22,535	29,972
Buckeye GP Holdings LP	7,000	109,200

	Shares	Value
Buckeye Partners LP	37,417	$ 1,477,972
Cabot Oil & Gas Corp.	70,000	1,425,900
Callon Petroleum Co. (a)	25,119	30,143
Calumet Specialty Products Partners LP	7,489	90,392
Capital Product Partners LP	8,000	54,240
Carrizo Oil & Gas, Inc. (a)(d)	32,186	342,459
Cheniere Energy, Inc. (a)(d)	43,057	178,256
Chesapeake Energy Corp. (d)	407,723	6,376,788
Chevron Corp.	1,384,622	84,060,402
Cimarex Energy Co.	55,000	1,080,750
Clayton Williams Energy, Inc. (a)	9,020	226,041
Clean Energy Fuels Corp. (a)(d)	25,224	143,525
CNX Gas Corp. (a)	21,396	466,647
Comstock Resources, Inc. (a)	34,313	1,044,145
Concho Resources, Inc. (a)	45,000	897,750
ConocoPhillips	943,548	35,241,518
CONSOL Energy, Inc.	122,885	3,348,616
Contango Oil & Gas Co. (a)(d)	9,837	358,264
Continental Resources, Inc. (a)	25,537	405,783
Copano Energy LLC	42,176	599,743
Cross Timbers Royalty Trust	9,000	165,690
Crosstex Energy LP	31,449	108,814
Crosstex Energy, Inc.	29,878	66,927
CVR Energy, Inc. (a)	42,262	199,477
DCP Midstream Partners LP	25,948	279,719
Delek US Holdings, Inc.	38,177	259,604
Delta Petroleum Corp. (a)(d)	39,234	80,822
Denbury Resources, Inc. (a)(d)	161,937	2,085,749
Devon Energy Corp.	285,429	12,464,684
Dht Maritime, Inc.	44,991	241,152
Dorchester Minerals LP	21,580	351,970
Duncan Energy Partners L.P.	16,500	269,115
Eagle Rock Energy Partners LP	20,000	93,000
El Paso Corp.	480,000	3,240,000
El Paso Pipeline Partners LP	13,577	239,363
Enbridge Energy Management LLC	9,475	259,615
Enbridge Energy Partners LP	52,303	1,489,066
Encore Acquisition Co. (a)	32,292	648,423
Encore Energy Partners LP	18,000	234,900
Energy Partners Ltd. (a)	16,402	4,429
Energy Transfer Equity LP	82,027	1,610,190
Energy Transfer Partners LP	46,449	1,681,918
Enterprise GP Holdings LP	25,000	489,250
Enterprise Products Partners LP	195,000	4,208,100
EOG Resources, Inc.	168,300	8,421,732
Evergreen Energy, Inc. (a)	25,886	20,217
EXCO Resources, Inc. (a)	116,368	1,060,112
Exxon Mobil Corp.	3,467,688	235,455,949
Forest Oil Corp. (a)(d)	72,024	1,021,300
Foundation Coal Holdings, Inc.	24,547	394,716
Frontier Oil Corp.	70,000	955,500
FX Energy, Inc. (a)(d)	15,412	46,544
Gasco Energy, Inc. (a)	113,818	31,869
General Maritime Corp.	67,360	619,712
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Genesis Energy LP	15,445	$ 155,995
GMX Resources, Inc. (a)	13,349	230,270
Goodrich Petroleum Corp. (a)(d)	16,672	330,772
Gulfport Energy Corp. (a)	10,000	22,300
Harvest Natural Resources, Inc. (a)	18,697	58,896
Hess Corp.	198,415	10,851,316
HKN, Inc. (a)	68	156
Holly Corp.	24,445	569,813
Holly Energy Partners LP	2,500	63,700
Hugoton Royalty Trust	30,923	307,065
Inergy LP	30,000	675,600
International Coal Group, Inc. (a)(d)	93,832	152,946
James River Coal Co. (a)(d)	20,322	223,339
K-Sea Transportation Partners LP	6,393	106,763
Kinder Morgan Energy Partners LP	113,000	5,210,430
Kinder Morgan Management LLC	51,229	2,137,274
Legacy Reserves LP	9,781	103,679
Linn Energy LLC	85,178	1,278,522
Magellan Midstream Holdings LP	16,165	257,347
Magellan Midstream Partners LP	46,328	1,473,230
Marathon Oil Corp.	484,893	11,283,460
Mariner Energy, Inc. (a)	53,000	490,250
Markwest Energy Partners LP	30,000	322,800
Massey Energy Co.	65,998	762,277
McMoRan Exploration Co. (a)(d)	40,000	183,600
Meridian Resource Corp. (a)	10,597	2,119
Murphy Oil Corp.	129,175	5,400,807
Natural Resource Partners LP	18,742	388,522
Newfield Exploration Co. (a)	90,000	1,739,700
Noble Energy, Inc.	113,000	5,146,020
NuStar Energy LP	29,285	1,351,210
NuStar GP Holdings LLC	36,997	701,093
Occidental Petroleum Corp.	560,369	29,066,340
ONEOK Partners LP	36,000	1,525,320
Overseas Shipholding Group, Inc.	12,480	320,986
Pacific Ethanol, Inc. (a)(d)	13,826	4,701
Parallel Petroleum Corp. (a)	33,729	40,812
Patriot Coal Corp. (a)(d)	44,344	161,856
Peabody Energy Corp. (d)	183,637	4,346,688
Penn Virginia Corp.	29,000	401,650
Penn Virginia GP Holdings, L.P.	11,500	119,485
Penn Virginia Resource Partners LP	14,674	170,952
Petrohawk Energy Corp. (a)	169,000	2,876,380
Petroleum Development Corp. (a)	12,746	154,227
Petroquest Energy, Inc. (a)	31,286	101,367
Pioneer Natural Resources Co. (d)	83,179	1,213,582
Pioneer Southwest Energy Partners LP	4,000	61,920
Plains Exploration & Production Co. (a)	76,000	1,454,640
Quest Energy Partners LP	10,000	7,000
Quicksilver Resources, Inc. (a)(d)	101,422	608,532
Range Resources Corp.	106,000	3,770,420

	Shares	Value
Regency Energy Partners LP	31,246	$ 320,896
Rentech, Inc. (a)	48,574	29,630
Rex Energy Corp. (a)	16,433	24,157
Rosetta Resources, Inc. (a)	40,250	204,873
SandRidge Energy, Inc. (a)(d)	81,277	549,433
Semgroup Energy Partners LP	8,000	21,200
Ship Finance International Ltd. (NY Shares)	34,139	291,206
Southern Union Co.	75,563	1,013,300
Southwestern Energy Co. (a)	233,000	6,703,410
Spectra Energy Corp.	420,000	5,460,000
St. Mary Land & Exploration Co. (d)	42,000	570,360
Stone Energy Corp. (a)	25,572	101,265
Sunoco Logistics Partners LP	11,551	635,189
Sunoco, Inc.	81,494	2,725,974
Swift Energy Co. (a)(d)	22,000	158,180
Syntroleum Corp. (a)	28,735	22,988
Targa Resources Partners LP	30,098	254,629
TC Pipelines LP	14,861	384,454
Teekay Corp. (d)	27,734	437,920
Teekay LNG Partners LP	13,391	246,528
Teekay Offshore Partners LP	17,000	202,980
TEPPCO Partners LP	56,669	1,289,786
Tesoro Corp.	90,000	1,328,400
Toreador Resources Corp.	11,881	29,108
Transmontaigne Partners LP	5,000	85,250
TXCO Resources, Inc. (a)(d)	40,650	62,195
Ultra Petroleum Corp. (a)	102,000	3,584,280
Uranium Resources, Inc. (a)	35,013	17,507
USEC, Inc. (a)(d)	131,090	659,383
Vaalco Energy, Inc. (a)	43,000	245,100
Valero Energy Corp.	352,000	6,821,760
Venoco, Inc. (a)	12,178	37,265
Verenium Corp. (a)(d)	7,284	2,753
W&T Offshore, Inc. (d)	21,307	171,521
Walter Industries, Inc.	32,000	581,440
Warren Resources, Inc. (a)	39,635	25,763
Western Refining, Inc. (d)	33,616	381,542
Westmoreland Coal Co. (a)	6,000	35,700
Whiting Petroleum Corp. (a)	30,000	699,000
Williams Companies, Inc.	396,417	4,479,512
Williams Partners LP	38,333	419,746
Williams Pipeline Partners LP	10,000	158,600
World Fuel Services Corp.	21,000	609,210
XTO Energy, Inc. (d)	392,652	12,431,362
		600,528,199
TOTAL ENERGY		696,875,210
FINANCIALS - 11.7%
Capital Markets - 2.0%
Affiliated Managers Group, Inc. (a)	25,000	899,500
AllianceBernstein Holding LP	30,489	371,051
Ameriprise Financial, Inc.	151,093	2,408,422
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Bank of New York Mellon Corp.	783,164	$ 17,362,746
BGC Partners, Inc. Class A	66,078	112,993
BlackRock, Inc. Class A (d)	14,473	1,401,131
Broadpoint Securities Group, Inc. (a)	1,530	3,672
Calamos Asset Management, Inc. Class A	25,805	89,027
Charles Schwab Corp.	646,033	8,211,079
Cohen & Steers, Inc. (d)	20,212	181,706
Deerfield Capital Corp.	4,533	5,802
E*TRADE Financial Corp. (a)(d)	315,712	252,570
Eaton Vance Corp. (non-vtg.)	74,361	1,286,445
Evercore Partners, Inc. Class A	10,000	122,100
FBR Capital Markets Corp. (a)	20,000	42,000
FCStone Group, Inc. (a)(d)	11,523	18,898
Federated Investors, Inc. Class B (non-vtg.)	67,548	1,273,955
Fortress Investment Group LLC (d)	15,000	18,750
Franklin Resources, Inc.	106,738	4,888,600
GAMCO Investors, Inc. Class A	7,076	205,204
GFI Group, Inc.	130,042	291,294
GLG Partners, Inc.	122,500	265,825
Goldman Sachs Group, Inc.	269,000	24,500,520
Greenhill & Co., Inc.	5,719	369,447
HFF, Inc. (a)	4,989	7,484
Invesco Ltd.	272,283	3,112,195
Investment Technology Group, Inc. (a)	26,281	511,691
Janus Capital Group, Inc. (d)	98,588	434,773
Jefferies Group, Inc. (d)	66,276	655,470
JMP Group, Inc. (d)	3,457	18,841
KBW, Inc. (a)(d)	25,676	364,856
Knight Capital Group, Inc. Class A (a)	70,244	1,235,592
LaBranche & Co., Inc. (a)	68,828	397,826
Ladenburg Thalmann Financial Services, Inc. (a)(d)	1,908	992
Lazard Ltd. Class A	46,955	1,140,067
Legg Mason, Inc.	92,451	1,186,146
MF Global Ltd. (a)(d)	44,000	190,960
Morgan Stanley	655,578	12,809,994
National Holdings Corp. (a)	1,200	1,020
Northern Trust Corp.	151,868	8,436,267
Och-Ziff Capital Management Group LLC Class A (d)	18,000	92,880
optionsXpress Holdings, Inc.	43,413	428,486
Paulson Capital Corp. (a)	3,105	3,478
Penson Worldwide, Inc. (a)	12,876	61,805
Piper Jaffray Companies (a)	12,762	280,636
Raymond James Financial, Inc.	61,000	851,560
Riskmetrics Group, Inc. (a)(d)	21,527	236,582
Sanders Morris Harris Group, Inc.	28,032	119,416
SEI Investments Co.	96,300	1,140,192
Siebert Financial Corp.	2,700	4,968
State Street Corp. (d)	295,000	7,454,650

	Shares	Value
Stifel Financial Corp. (a)	21,443	$ 706,332
SWS Group, Inc.	20,138	273,273
T. Rowe Price Group, Inc.	179,713	4,086,674
TD Ameritrade Holding Corp. (a)	166,073	1,971,287
The Blackstone Group LP	147,687	719,236
thinkorswim Group, Inc. (a)	23,100	181,797
Thomas Weisel Partners Group, Inc. (a)	30,673	90,179
TradeStation Group, Inc. (a)	25,693	137,201
U.S. Global Investments, Inc. Class A	8,884	34,203
Virtus Investment Partners, Inc. (a)	3,567	17,835
W.P. Carey & Co. LLC	12,742	236,746
Waddell & Reed Financial, Inc. Class A	48,665	687,150
Westwood Holdings Group, Inc.	1,501	52,850
		114,956,327
Commercial Banks - 2.1%
1st Source Corp.	5,265	94,138
Abigail Adams National Bancorp, Inc. (a)	302	580
Amcore Financial, Inc. (d)	14,975	16,473
AmericanWest Bancorp	9,499	4,085
Ameris Bancorp	7,595	37,747
Arrow Financial Corp.	4,861	114,525
Associated Banc-Corp. (d)	82,000	1,185,720
BancFirst Corp.	5,958	207,875
BancorpSouth, Inc.	50,000	931,500
BancTrust Financial Group, Inc.	4,882	29,780
Bank of Granite Corp.	15,998	31,996
Bank of Hawaii Corp.	35,000	1,121,400
Bank of the Ozarks, Inc. (d)	28,624	593,948
Banner Corp. (d)	11,743	32,880
Bar Harbor Bankshares	3,125	65,781
BB&T Corp. (d)	380,000	6,129,400
BOK Financial Corp. (d)	16,000	481,600
Boston Private Financial Holdings, Inc. (d)	52,878	183,487
Bryn Mawr Bank Corp.	2,149	32,342
Capital City Bank Group, Inc. (d)	6,535	79,270
CapitalSource, Inc. (d)	132,122	247,068
Capitol Bancorp Ltd.	7,732	33,712
Cascade Bancorp (d)	17,960	16,164
Cathay General Bancorp (d)	32,511	316,007
Center Bancorp, Inc.	5,075	39,534
Central Pacific Financial Corp. (d)	43,309	171,937
Chemical Financial Corp.	22,038	421,367
Citizens & Northern Corp.	10,210	154,273
Citizens Banking Corp., Michigan (d)	60,213	45,160
City Bank Lynnwood, Washington (d)	15,020	25,684
City Holding Co.	15,865	415,980
City National Corp. (d)	26,500	850,120
CoBiz, Inc. (d)	13,382	63,163
Colonial Bancgroup, Inc. (d)	149,746	67,386
Columbia Banking Systems, Inc.	14,593	113,971
Comerica, Inc.	101,000	1,516,010
Commerce Bancshares, Inc.	44,000	1,528,120
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Community Bancorp (a)(d)	13,777	$ 12,399
Community Bank System, Inc. (d)	22,618	386,994
Community Capital Corp.	483	2,318
Community Trust Bancorp, Inc.	9,412	243,865
Cullen/Frost Bankers, Inc.	44,600	1,919,584
CVB Financial Corp. (d)	51,544	361,839
East West Bancorp, Inc. (d)	50,534	359,297
Eastern Virgina Bankshares, Inc.	955	8,767
Enterprise Financial Services Corp.	4,000	36,720
Fidelity Southern Corp.	3,497	6,155
Fifth Third Bancorp (d)	358,028	755,439
Financial Institutions, Inc.	2,005	6,617
First Bancorp, North Carolina (d)	10,694	110,362
First Bancorp, Puerto Rico	61,810	257,130
First Busey Corp. (d)	20,930	146,510
First Citizen Bancshares, Inc.	3,545	379,350
First Commonwealth Financial Corp. (d)	56,201	459,724
First Community Bancshares, Inc.	8,000	94,000
First Financial Bancorp, Ohio	31,451	241,858
First Financial Bankshares, Inc.	14,300	615,186
First Financial Corp., Indiana (d)	8,925	289,170
First Horizon National Corp.	146,758	1,345,771
First M&F Corp.	2,524	15,220
First Merchants Corp.	18,116	182,066
First Midwest Bancorp, Inc., Delaware	45,414	341,513
First Regional Bancorp (a)(d)	6,000	4,260
First State Bancorp.	16,034	16,034
First United Corp.	3,511	40,377
FirstMerit Corp.	52,000	764,920
FNB Corp., North Carolina	2,866	6,878
FNB Corp., Pennsylvania (d)	55,526	348,703
Frontier Financial Corp., Washington (d)	26,384	40,895
Fulton Financial Corp. (d)	110,295	686,035
Glacier Bancorp, Inc. (d)	41,000	630,990
Great Southern Bancorp, Inc. (d)	7,927	91,874
Green Bankshares, Inc.	8,074	57,729
Guaranty Bancorp (a)	16,227	24,990
Hancock Holding Co.	21,218	601,742
Hanmi Financial Corp. (d)	31,850	37,583
Harleysville National Corp., Pennsylvania	35,764	241,049
Hawthorn Bancshares, Inc.	1,433	14,803
Heartland Financial USA, Inc.	8,001	90,491
Heritage Commerce Corp.	7,114	34,859
Heritage Financial Corp., Washington	1,630	18,664
Home Bancshares, Inc.	26,545	485,774
Horizon Financial Corp. (d)	11,055	26,200
Huntington Bancshares, Inc.	230,448	336,454
IBERIABANK Corp.	15,932	688,262
Independent Bank Corp., Massachusetts (d)	19,867	291,250
Independent Bank Corp., Michigan	13,306	16,633

	Shares	Value
Integra Bank Corp.	11,329	$ 11,329
International Bancshares Corp. (d)	45,000	450,450
Intervest Bancshares Corp. Class A	7,165	16,981
Investors Bancorp, Inc. (a)	30,000	214,800
Irwin Financial Corp. (a)	12,090	24,301
KeyCorp	336,074	2,355,879
Lakeland Bancorp, Inc.	10,000	66,200
Lakeland Financial Corp.	8,000	139,600
M&T Bank Corp. (d)	55,000	2,013,000
Macatawa Bank Corp.	13,284	23,247
MainSource Financial Group, Inc.	8,776	49,058
Marshall & Ilsley Corp.	149,399	684,247
MB Financial, Inc.	34,327	445,564
MBT Financial Corp. (d)	1,800	3,150
Merchants Bancshares, Inc.	4,149	80,864
Midsouth Bancorp, Inc.	4,009	34,077
Midwest Banc Holdings, Inc.	4,350	4,394
Nara Bancorp, Inc.	20,658	55,157
National Penn Bancshares, Inc.	62,132	460,398
NBT Bancorp, Inc.	22,155	435,346
NewBridge Bancorp	8,389	10,990
North Valley Bancorp	4,941	15,218
Northern States Financial Corp.	1,314	2,497
Northrim Bancorp, Inc.	3,414	27,551
Northway Financial, Inc.	970	8,003
Old National Bancorp, Indiana	47,675	556,367
Old Second Bancorp, Inc. (d)	7,309	44,512
Oriental Financial Group, Inc.	23,277	40,735
Pacific Capital Bancorp	28,849	208,867
Pacific Premier Bancorp, Inc. (a)	40	150
PacWest Bancorp	28,746	393,245
Park National Corp. (d)	8,529	412,377
Peoples Bancorp, Inc.	1,660	15,305
Peoples Financial Corp., Mississippi	3,102	52,145
Pinnacle Financial Partners, Inc. (a)(d)	14,086	279,466
PNC Financial Services Group, Inc. (d)	260,000	7,108,400
Popular, Inc. (d)	161,476	363,321
Preferred Bank, Los Angeles California	6,582	35,345
Princeton National Bancorp, Inc.	2,956	38,487
PrivateBancorp, Inc. (d)	25,680	319,973
Prosperity Bancshares, Inc. (d)	33,000	842,160
Provident Bankshares Corp. (d)	63,757	379,354
Regions Financial Corp.	443,584	1,517,057
Renasant Corp.	18,028	194,162
Republic Bancorp, Inc., Kentucky Class A	21,178	396,664
Royal Bancshares of Pennsylvania, Inc. Class A	3,140	11,618
S&T Bancorp, Inc. (d)	20,636	468,231
S.Y. Bancorp, Inc.	7,621	179,932
Sandy Spring Bancorp, Inc. (d)	12,869	138,213
SCBT Financial Corp. (d)	5,000	100,000
Seacoast Banking Corp., Florida (d)	15,254	59,033
Security Bank Corp., Georgia (d)	13,464	5,251
Shore Bancshares, Inc.	3,440	40,007
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Signature Bank, New York (a)	27,723	$ 693,352
Simmons First National Corp. Class A	5,974	152,934
South Financial Group, Inc.	77,559	97,724
Southside Bancshares, Inc.	9,608	167,371
Southwest Bancorp, Inc., Oklahoma	11,359	111,318
State Bancorp, Inc., New York	4,423	22,115
StellarOne Corp.	13,915	173,520
Sterling Bancorp, New York	14,289	125,743
Sterling Bancshares, Inc.	95,935	522,846
Sterling Financial Corp., Washington (d)	32,433	44,433
Suffolk Bancorp	9,724	252,921
Sun Bancorp, Inc., New Jersey	3,796	16,664
SunTrust Banks, Inc.	235,000	2,827,050
Superior Bancorp	3,571	8,570
Susquehanna Bancshares, Inc., Pennsylvania (d)	59,662	523,236
SVB Financial Group (a)(d)	21,316	348,517
Synovus Financial Corp. (d)	158,110	550,223
Taylor Capital Group, Inc.	7,332	29,255
TCF Financial Corp. (d)	85,000	1,042,100
Temecula Valley Bancorp, Inc.	10,000	2,990
Texas Capital Bancshares, Inc. (a)	13,293	129,474
TIB Financial Corp. (d)	2,212	9,401
Tompkins Financial Corp. (d)	6,441	257,640
TowneBank (d)	15,000	200,850
Trico Bancshares	14,031	185,069
Trustmark Corp.	48,414	861,285
U.S. Bancorp, Delaware	1,189,188	17,017,280
UCBH Holdings, Inc. (d)	76,200	121,920
UMB Financial Corp.	21,290	807,530
Umpqua Holdings Corp. (d)	61,601	523,609
Union Bankshares Corp. (d)	7,261	90,399
United Bankshares, Inc., West Virginia	33,000	508,200
United Community Banks, Inc., Georgia (d)	43,381	150,098
Valley National Bancorp	90,000	1,028,700
Virginia Commerce Bancorp, Inc.	28,207	112,546
VIST Financial Corp.	1,594	12,306
W Holding Co., Inc. (d)	1,270	9,830
Washington Banking Co., Oak Harbor	6,532	44,352
Washington Trust Bancorp, Inc.	8,654	122,887
Webster Financial Corp. (d)	50,225	194,873
Wells Fargo & Co.	2,687,439	32,518,012
WesBanco, Inc.	21,326	378,110
West Coast Bancorp, Oregon	16,191	21,210
Westamerica Bancorp.	19,075	760,520
Western Alliance Bancorp. (a)(d)	15,894	80,583
Whitney Holding Corp. (d)	43,848	484,520
Wilmington Trust Corp., Delaware (d)	49,762	447,858
Wilshire Bancorp, Inc.	14,330	68,211

	Shares	Value
Wintrust Financial Corp.	31,370	$ 390,870
Zions Bancorp	81,319	761,959
		119,421,148
Consumer Finance - 0.3%
Advance America Cash Advance Centers, Inc.	28,794	29,370
Advanta Corp. Class B	19,860	9,533
American Express Co. (d)	690,460	8,326,948
AmeriCredit Corp. (a)(d)	82,315	316,913
Capital One Financial Corp.	257,808	3,106,586
Cash America International, Inc.	19,211	276,638
CompuCredit Corp. (a)(d)	12,844	26,972
Consumer Portfolio Services, Inc. (a)	2,866	1,376
Discover Financial Services	320,000	1,833,600
Dollar Financial Corp. (a)	20,747	126,142
EZCORP, Inc. (non-vtg.) Class A (a)	30,891	317,559
First Cash Financial Services, Inc. (a)	11,672	159,440
First Marblehead Corp. (a)	26,295	24,980
Nelnet, Inc. Class A	25,839	131,779
Rewards Network, Inc. (a)	2,818	8,313
SLM Corp. (a)(d)	326,742	1,503,013
Student Loan Corp.	1,260	47,527
United Panam Financial Corp. (a)	2,785	3,621
World Acceptance Corp. (a)(d)	15,763	231,086
		16,481,396
Diversified Financial Services - 1.9%
Asset Acceptance Capital Corp. (a)	7,523	25,202
Asta Funding, Inc. (d)	5,197	8,471
Bank of America Corp.	4,286,665	16,932,327
CIT Group, Inc. (d)	243,848	597,428
Citigroup, Inc. (d)	3,792,734	5,689,101
CME Group, Inc.	48,561	8,857,526
Encore Capital Group, Inc. (a)(d)	11,268	44,734
Financial Federal Corp.	19,924	378,556
Interactive Brokers Group, Inc. (a)	26,308	369,627
IntercontinentalExchange, Inc. (a)	49,360	2,802,167
JPMorgan Chase & Co.	2,552,441	58,323,277
KKR Financial Holdings LLC	100,684	108,739
Leucadia National Corp. (a)(d)	118,110	1,727,949
Life Partners Holdings, Inc. (d)	5,341	91,385
MarketAxess Holdings, Inc. (a)	26,498	209,069
Marlin Business Services Corp. (a)	13,466	50,498
Medallion Financial Corp.	100	510
MicroFinancial, Inc.	100	218
Moody's Corp. (d)	124,753	2,239,316
MSCI, Inc. Class A (a)	40,443	637,382
NewStar Financial, Inc. (a)(d)	20,000	27,400
NYSE Euronext	144,695	2,442,452
PHH Corp. (a)(d)	82,017	789,004
PICO Holdings, Inc. (a)	10,575	230,958
Portfolio Recovery Associates, Inc. (a)(d)	12,533	282,744
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Resource America, Inc. Class A	2,747	$ 9,944
The NASDAQ Stock Market, Inc. (a)(d)	108,743	2,272,729
		105,148,713
Insurance - 3.5%
21st Century Holding Co.	1,486	5,320
AFLAC, Inc.	313,535	5,254,847
Alleghany Corp. (d)	3,546	931,286
Allied World Assurance Co. Holdings Ltd.	27,000	1,037,070
Allstate Corp.	369,025	6,210,691
AMBAC Financial Group, Inc.	170,549	100,624
American Equity Investment Life Holding Co.	55,540	213,274
American Financial Group, Inc.	40,143	624,625
American Independence Corp. (a)(d)	587	2,037
American International Group, Inc.	1,449,220	608,672
American National Insurance Co.	7,054	298,455
American Physicians Capital, Inc.	8,587	363,831
Amerisafe, Inc. (a)	19,586	283,997
Amtrust Financial Services, Inc.	20,904	175,176
Aon Corp.	157,607	6,026,892
Arch Capital Group Ltd. (a)	32,655	1,763,370
Argo Group International Holdings, Ltd. (a)	19,976	565,920
Arthur J. Gallagher & Co.	62,655	994,335
Aspen Insurance Holdings Ltd.	46,213	1,006,981
Assurant, Inc.	67,450	1,375,980
Assured Guaranty Ltd.	38,194	168,817
Axis Capital Holdings Ltd.	101,545	2,272,577
Baldwin & Lyons, Inc. Class B	4,120	69,834
Berkshire Hathaway, Inc. Class A (a)	799	62,801,400
Brown & Brown, Inc.	76,582	1,291,938
Cincinnati Financial Corp.	99,956	2,053,096
Citizens, Inc. Class A (a)	10,251	66,632
CNA Financial Corp.	15,858	126,230
CNA Surety Corp. (a)	10,202	148,439
Conseco, Inc. (a)	255,122	308,698
Crawford & Co. Class B (a)(d)	12,173	96,775
Delphi Financial Group, Inc. Class A	27,295	295,878
eHealth, Inc. (a)	26,465	334,782
EMC Insurance Group	5,875	117,383
Employers Holdings, Inc.	42,267	405,763
Endurance Specialty Holdings Ltd.	38,455	860,238
Enstar Group Ltd. (a)(d)	2,212	101,951
Erie Indemnity Co. Class A	22,010	661,180
Everest Re Group Ltd.	40,000	2,605,200
FBL Financial Group, Inc. Class A	15,106	45,771
Fidelity National Financial, Inc. Class A	141,664	2,347,372
First Acceptance Corp. (a)	4,717	11,934
First Mercury Financial Corp. (a)	10,000	119,100
Flagstone Reinsurance Holdings Ltd. (d)	22,474	167,431

	Shares	Value
FPIC Insurance Group, Inc. (a)	8,482	$ 314,682
Gainsco, Inc. (a)	123	148
Genworth Financial, Inc. Class A (non-vtg.)	282,624	341,975
Greenlight Capital Re, Ltd. (a)(d)	10,000	144,800
Hanover Insurance Group, Inc.	35,000	1,230,950
Harleysville Group, Inc.	9,568	284,744
Hartford Financial Services Group, Inc.	207,328	1,264,701
HCC Insurance Holdings, Inc.	77,000	1,690,150
Hilltop Holdings, Inc. (a)	49,607	540,220
Horace Mann Educators Corp.	27,796	213,751
Independence Holding Co.	2,923	10,552
Infinity Property & Casualty Corp.	16,435	583,936
Investors Title Co.	1,263	35,326
IPC Holdings Ltd.	43,667	1,109,578
Kansas City Life Insurance Co.	1,314	31,260
Lincoln National Corp.	181,917	1,562,667
Loews Corp.	233,219	4,629,397
Maiden Holdings Ltd.	20,000	89,200
Markel Corp. (a)	6,839	1,817,875
Marsh & McLennan Companies, Inc.	350,310	6,281,058
Max Capital Group Ltd.	52,456	865,524
MBIA, Inc. (a)(d)	132,748	363,730
Meadowbrook Insurance Group, Inc.	54,430	313,517
Mercury General Corp.	16,723	450,852
MetLife, Inc.	349,616	6,453,911
Montpelier Re Holdings Ltd.	74,764	949,503
National Financial Partners Corp.	44,490	110,780
National Security Group, Inc.	1,845	11,845
National Western Life Insurance Co. Class A	1,133	115,169
Navigators Group, Inc. (a)	13,450	702,494
Nymagic, Inc.	5,552	66,791
OdysseyRe Holdings Corp.	12,963	602,261
Old Republic International Corp.	158,026	1,434,876
OneBeacon Insurance Group Ltd.	15,601	173,795
PartnerRe Ltd.	37,000	2,290,300
Phoenix Companies, Inc.	71,358	34,252
Platinum Underwriters Holdings Ltd.	33,130	928,965
PMA Capital Corp. Class A (a)	23,448	120,523
Presidential Life Corp.	6,351	41,917
Principal Financial Group, Inc. (d)	164,522	1,314,531
ProAssurance Corp. (a)	21,839	1,043,686
Progressive Corp.	416,361	4,817,297
Protective Life Corp.	39,211	148,218
Prudential Financial, Inc.	285,741	4,689,010
Reinsurance Group of America, Inc.	44,172	1,201,478
RenaissanceRe Holdings Ltd.	40,987	1,845,645
RLI Corp.	12,647	619,450
Safety Insurance Group, Inc.	7,319	228,865
SeaBright Insurance Holdings, Inc. (a)	17,665	171,704
Selective Insurance Group, Inc.	40,110	482,523
StanCorp Financial Group, Inc.	27,820	500,482
State Auto Financial Corp.	7,238	121,019
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Stewart Information Services Corp.	6,986	$ 101,926
The Chubb Corp.	242,000	9,447,680
The First American Corp.	58,039	1,344,764
The Travelers Companies, Inc.	392,759	14,198,238
Torchmark Corp. (d)	57,000	1,174,200
Tower Group, Inc.	37,952	773,841
Transatlantic Holdings, Inc.	21,540	647,708
Unico American Corp. (a)	4,102	30,355
United America Indemnity Ltd. Class A (a)	16,775	142,923
United Fire & Casualty Co.	14,183	240,544
Unitrin, Inc.	41,693	449,451
Unum Group	230,893	2,350,491
UTG, Inc. (a)	300	2,190
Validus Holdings Ltd.	16,600	397,404
W.R. Berkley Corp.	90,702	1,887,509
Wesco Financial Corp.	700	170,975
White Mountains Insurance Group Ltd.	5,658	1,120,341
XL Capital Ltd. Class A	205,012	678,590
Zenith National Insurance Corp.	29,762	654,466
		196,527,281
Real Estate Investment Trusts - 1.5%
Acadia Realty Trust (SBI)	31,633	317,595
Agree Realty Corp.	8,779	101,924
Alesco Financial, Inc.	80,057	32,023
Alexanders, Inc.	2,401	337,100
Alexandria Real Estate Equities, Inc. (d)	21,532	860,419
AMB Property Corp. (SBI) (d)	69,938	832,962
American Campus Communities, Inc.	34,771	595,280
American Capital Agency Corp. (d)	20,193	325,107
American Land Lease, Inc.	3,584	50,534
Annaly Capital Management, Inc.	373,489	5,191,497
Anthracite Capital, Inc. (d)	24,616	20,431
Anworth Mortgage Asset Corp.	56,509	340,749
Apartment Investment & Management Co. Class A	87,146	454,902
Arbor Realty Trust, Inc. (d)	16,496	9,568
Ashford Hospitality Trust, Inc.	84,350	84,350
Associated Estates Realty Corp.	9,366	51,700
AvalonBay Communities, Inc. (d)	51,580	2,188,024
BioMed Realty Trust, Inc.	70,370	600,256
Boston Properties, Inc.	77,000	2,855,930
Brandywine Realty Trust (SBI)	59,818	282,341
BRE Properties, Inc.	30,000	567,600
BRT Realty Trust	5,453	15,541
Camden Property Trust (SBI)	35,053	658,646
Capital Trust, Inc. Class A (d)	10,158	16,964
CapLease, Inc.	36,578	72,790
Capstead Mortgage Corp. (d)	62,067	621,911
Care Investment Trust, Inc. (d)	10,413	55,189

	Shares	Value
CBL & Associates Properties, Inc. (d)	33,314	$ 103,273
Cedar Shopping Centers, Inc.	41,816	198,208
Chimera Investment Corp.	183,047	547,311
Colonial Properties Trust (SBI) (d)	37,575	143,161
Corporate Office Properties Trust (SBI)	35,000	875,000
Cousins Properties, Inc.	20,981	149,175
DCT Industrial Trust, Inc.	180,385	526,724
Developers Diversified Realty Corp. (d)	91,875	271,031
DiamondRock Hospitality Co.	85,378	263,818
Digital Realty Trust, Inc.	41,476	1,239,718
Douglas Emmett, Inc.	70,542	530,476
Duke Realty LP (d)	106,138	732,352
DuPont Fabros Technology, Inc.	16,600	88,312
EastGroup Properties, Inc.	14,313	351,957
Education Realty Trust, Inc.	23,412	85,454
Entertainment Properties Trust (SBI)	18,000	268,380
Equity Lifestyle Properties, Inc. (d)	12,301	409,992
Equity One, Inc. (d)	14,649	163,776
Equity Residential (SBI)	187,546	3,300,810
Essex Property Trust, Inc. (d)	17,443	948,899
Extra Space Storage, Inc.	55,004	344,875
Federal Realty Investment Trust (SBI)	37,000	1,521,810
FelCor Lodging Trust, Inc.	96,391	78,077
First Industrial Realty Trust, Inc. (d)	24,246	53,584
First Potomac Realty Trust	29,473	214,858
Franklin Street Properties Corp. (d)	67,924	719,994
Friedman, Billings, Ramsey Group, Inc. Class A (a)	117,368	17,605
General Growth Properties, Inc.	150,665	88,892
Getty Realty Corp.	9,860	164,070
Gladstone Commercial Corp.	1,075	7,557
Glimcher Realty Trust	20,141	27,996
Gramercy Capital Corp.	15,559	11,825
Hatteras Financial Corp.	33,076	788,863
HCP, Inc. (d)	164,596	3,007,169
Health Care REIT, Inc. (d)	68,000	2,092,360
Healthcare Realty Trust, Inc.	34,076	493,761
Hersha Hospitality Trust	41,950	75,510
Highwoods Properties, Inc. (SBI)	35,428	669,235
Home Properties, Inc. (d)	20,000	530,800
Hospitality Properties Trust (SBI)	55,415	631,731
Host Hotels & Resorts, Inc.	368,835	1,364,690
HRPT Properties Trust (SBI)	142,536	460,391
Inland Real Estate Corp.	49,435	385,593
Investors Real Estate Trust	34,777	317,862
iStar Financial, Inc. (d)	83,192	116,469
Kilroy Realty Corp.	18,543	345,085
Kimco Realty Corp. (d)	155,335	1,374,715
Kite Realty Group Trust	25,000	86,000
LaSalle Hotel Properties (SBI)	28,143	149,721
Lexington Corporate Properties Trust	41,316	133,038
Liberty Property Trust (SBI) (d)	56,000	1,023,120
LTC Properties, Inc.	15,991	272,806
Mack-Cali Realty Corp.	40,000	683,200
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Maguire Properties, Inc. (d)	23,156	$ 34,734
Medical Properties Trust, Inc. (d)	60,649	211,665
MFA Mortgage Investments, Inc.	163,114	936,274
Mid-America Apartment Communities, Inc.	25,168	650,593
Mission West Properties, Inc.	21,235	150,131
Monmouth Real Estate Investment Corp. Class A	6,448	33,852
National Health Investors, Inc.	21,217	506,025
National Retail Properties, Inc. (d)	52,876	759,828
Nationwide Health Properties, Inc. (d)	62,574	1,267,749
Newcastle Investment Corp.	28,577	8,287
NorthStar Realty Finance Corp.	106,156	216,558
Omega Healthcare Investors, Inc.	45,000	590,850
One Liberty Properties, Inc.	11,695	34,032
Parkway Properties, Inc.	32,639	379,592
Pennsylvania Real Estate Investment Trust (SBI)	63,690	194,255
Plum Creek Timber Co., Inc. (d)	114,000	2,990,220
Post Properties, Inc.	21,746	209,631
Potlatch Corp.	30,259	688,997
ProLogis Trust (d)	199,258	1,153,704
PS Business Parks, Inc.	15,160	521,504
Public Storage	82,206	4,560,789
RAIT Financial Trust (SBI) (d)	28,276	23,752
Ramco-Gershenson Properties Trust (SBI)	27,394	141,353
Rayonier, Inc.	48,961	1,302,363
Realty Finance Corp.	40,000	4,800
Realty Income Corp.	72,902	1,277,972
Redwood Trust, Inc. (d)	34,017	459,230
Regency Centers Corp.	44,782	1,208,218
Resource Capital Corp. (d)	19,474	32,132
Saul Centers, Inc.	8,021	206,701
Senior Housing Properties Trust (SBI)	65,000	820,300
Simon Property Group, Inc.	149,623	4,952,521
SL Green Realty Corp. (d)	36,500	424,130
Sovran Self Storage, Inc. (d)	25,331	536,511
Strategic Hotel & Resorts, Inc. (d)	85,107	69,788
Sun Communities, Inc. (d)	28,385	250,356
Sunstone Hotel Investors, Inc. (d)	30,320	66,401
Tanger Factory Outlet Centers, Inc. (d)	15,447	426,337
Taubman Centers, Inc.	36,964	578,487
The Macerich Co. (d)	51,139	584,007
Transcontinental Realty Investors, Inc. (a)	600	6,450
U-Store-It Trust	33,000	82,500
UDR, Inc. (d)	77,348	611,823
UMH Properties, Inc.	5,458	28,655
Universal Health Realty Income Trust (SBI)	6,111	190,724
Urstadt Biddle Properties, Inc.	365	4,654
Urstadt Biddle Properties, Inc. Class A	18,855	228,334
Ventas, Inc.	99,815	2,153,010

	Shares	Value
Vornado Realty Trust (d)	94,962	$ 3,108,106
Washington (REIT) (SBI)	40,563	695,655
Weingarten Realty Investors (SBI)	55,000	620,950
Winthrop Realty Trust	5,716	42,356
		84,230,268
Real Estate Management & Development - 0.1%
Avatar Holdings, Inc. (a)	1,964	32,622
Brookfield Properties Corp.	144,329	714,429
CB Richard Ellis Group, Inc. Class A (a)(d)	182,302	526,853
Consolidated-Tomoka Land Co.	2,829	63,935
Forest City Enterprises, Inc. Class A	46,164	231,282
Forestar Group, Inc. (a)(d)	15,504	116,590
Jones Lang LaSalle, Inc.	17,951	357,584
Maui Land & Pineapple, Inc. (a)	300	2,364
Meruelo Maddux Properties, Inc. (a)	13,300	1,995
Tejon Ranch Co. (a)	9,238	193,536
The St. Joe Co. (a)(d)	58,103	1,068,514
Thomas Properties Group, Inc.	17,236	25,682
		3,335,386
Thrifts & Mortgage Finance - 0.3%
Anchor BanCorp Wisconsin, Inc.	23,617	16,532
Astoria Financial Corp.	72,000	514,800
Bank Mutual Corp.	45,827	387,238
BankAtlantic Bancorp, Inc. (non-vtg.) Class A (d)	2,150	2,451
BankFinancial Corp.	10,309	89,276
BankUnited Financial Corp. Class A (d)	24,961	5,741
BCSB Bancorp, Inc. (a)	1,892	15,363
Beneficial Mutual Bancorp, Inc. (a)(d)	21,000	189,000
Berkshire Hills Bancorp, Inc.	10,481	220,730
Brookline Bancorp, Inc., Delaware	70,300	617,234
Camco Financial Corp.	404	412
Capitol Federal Financial	19,206	711,198
CFS Bancorp, Inc.	800	1,888
Charter Financial Corp., Georgia	976	8,052
Citizens South Banking Corp., Delaware	4,457	22,909
Clifton Savings Bancorp, Inc.	17,436	166,514
Corus Bankshares, Inc.	27,734	4,160
Dime Community Bancshares, Inc.	26,225	258,579
Doral Financial Corp. (a)(d)	1,074	3,759
ESB Financial Corp.	6,022	69,012
Fannie Mae	571,925	240,209
Farmer Mac Class C (non-vtg.)	7,000	24,990
First Defiance Financial Corp.	3,662	18,969
First Financial Holdings, Inc.	7,180	40,495
First Financial Service Corp.	2,933	35,489
First Niagara Financial Group, Inc.	83,000	964,460
First Place Financial Corp.	7,637	16,954
FirstFed Financial Corp. (a)(d)	11,125	2,781
Flagstar Bancorp, Inc. (a)	25,355	19,777
Flushing Financial Corp.	14,744	90,528
Freddie Mac	381,911	160,403
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Guaranty Federal Bancshares, Inc.	1,075	$ 4,945
Guaranty Financial Group, Inc. (a)(d)	15,504	6,667
HF Financial Corp.	3,182	32,934
Hingham Institution for Savings	1,751	45,526
Hudson City Bancorp, Inc.	330,000	3,422,100
Indiana Community Bancorp	2,634	24,707
MGIC Investment Corp.	103,137	235,152
NASB Financial, Inc.	1,400	20,594
New York Community Bancorp, Inc. (d)	250,000	2,462,500
NewAlliance Bancshares, Inc.	69,000	787,980
Northwest Bancorp, Inc.	16,404	249,013
OceanFirst Financial Corp.	6,806	64,521
Ocwen Financial Corp. (a)(d)	16,398	149,714
Oritani Financial Corp. (a)(d)	4,300	46,483
Pamrapo Bancorp, Inc.	3,273	22,093
Parkvale Financial Corp.	597	5,075
People's United Financial, Inc.	120,000	2,089,200
Provident Financial Holdings, Inc.	1,612	6,770
Provident Financial Services, Inc.	44,816	418,581
Provident New York Bancorp	30,838	263,357
PVF Capital Corp.	4,876	11,361
Radian Group, Inc.	83,311	159,124
Riverview Bancorp, Inc.	7,997	24,791
TF Financial Corp.	1,890	34,965
TFS Financial Corp.	66,712	779,196
The PMI Group, Inc.	44,028	22,454
TierOne Corp.	11,942	21,734
Timberland Bancorp, Inc.	5,856	23,717
Tree.com, Inc. (a)	3,810	17,259
Triad Guaranty, Inc. (a)(d)	5,075	1,320
Trustco Bank Corp., New York	67,794	410,154
United Community Financial Corp., Ohio	12,927	7,110
ViewPoint Financial Group	10,000	133,200
Washington Federal, Inc.	60,000	683,400
Westfield Financial, Inc.	20,000	188,400
WSFS Financial Corp.	4,835	106,805
		17,902,805
TOTAL FINANCIALS		658,003,324
HEALTH CARE - 14.6%
Biotechnology - 2.7%
Aastrom Biosciences, Inc. (a)	1,900	703
Abraxis BioScience, Inc. (a)	2,220	129,959
Acadia Pharmaceuticals, Inc. (a)	22,950	19,049
Acorda Therapeutics, Inc. (a)	24,000	528,000
Alexion Pharmaceuticals, Inc. (a)	52,936	1,810,411
Alkermes, Inc. (a)	66,000	665,280
Allos Therapeutics, Inc. (a)(d)	40,000	225,600
Alnylam Pharmaceuticals, Inc. (a)(d)	22,000	405,680
Alseres Pharmaceuticals, Inc. (a)	1,080	1,037

	Shares	Value
Amgen, Inc. (a)	721,497	$ 35,302,848
Amylin Pharmaceuticals, Inc. (a)(d)	93,000	849,090
Antigenics, Inc. (a)	5,388	2,155
Arena Pharmaceuticals, Inc. (a)(d)	59,842	249,541
ARIAD Pharmaceuticals, Inc. (a)	84,946	94,290
ArQule, Inc. (a)	4,060	12,748
Array Biopharma, Inc. (a)(d)	66,004	205,932
AVI BioPharma, Inc. (a)	2,700	1,566
Avigen, Inc. (a)	1,600	1,648
BioCryst Pharmaceuticals, Inc. (a)(d)	12,030	15,398
Biogen Idec, Inc. (a)	202,621	9,328,671
BioMarin Pharmaceutical, Inc. (a)(d)	67,000	804,000
BioSphere Medical, Inc. (a)	800	1,480
Celera Corp. (a)	60,000	385,800
Celgene Corp. (a)	311,203	13,920,110
Cell Genesys, Inc. (a)	103,415	21,831
Cephalon, Inc. (a)(d)	46,000	3,017,140
Cepheid, Inc. (a)(d)	45,427	303,452
Cougar Biotechnology, Inc. (a)	12,000	300,360
Cubist Pharmaceuticals, Inc. (a)	35,855	509,500
CuraGen Corp. (a)	5,707	3,824
CV Therapeutics, Inc. (a)	43,000	688,000
Cytokinetics, Inc. (a)	14,366	22,698
Dendreon Corp. (a)(d)	116,579	355,566
Dyax Corp. (a)	46,447	87,320
Dynavax Technologies Corp. (a)	35,880	19,770
Emergent BioSolutions, Inc. (a)	21,536	415,860
EntreMed, Inc. (a)	3,700	596
Enzon Pharmaceuticals, Inc. (a)(d)	46,219	244,499
EPIX Pharmaceuticals, Inc. (a)	2,304	1,060
Exact Sciences Corp. (a)	3,245	2,693
Facet Biotech Corp. (a)	16,400	106,764
Genentech, Inc. (a)	316,434	27,070,929
GenVec, Inc. (a)(d)	20,350	7,937
Genzyme Corp. (a)(d)	183,613	11,187,540
Geron Corp. (a)(d)	39,828	183,209
Gilead Sciences, Inc. (a)	622,112	27,870,618
GTC Biotherapeutics, Inc. (a)	4,100	1,476
GTx, Inc. (a)(d)	15,000	139,650
Halozyme Therapeutics, Inc. (a)(d)	46,200	204,666
Hemispherx Biopharma, Inc. (a)	800	312
Human Genome Sciences, Inc. (a)(d)	109,259	206,500
Idenix Pharmaceuticals, Inc. (a)	4,502	16,612
Idera Pharmaceuticals, Inc. (a)(d)	9,000	50,220
IDM Pharma, Inc. (a)	442	884
ImmunoGen, Inc. (a)	12,000	48,720
Immunomedics, Inc. (a)	5,227	5,175
Incyte Corp. (a)(d)	56,318	130,095
Indevus Pharmaceuticals, Inc. (a)	49,609	253,502
Infinity Pharmaceuticals, Inc. (a)	53	439
InterMune, Inc. (a)(d)	32,726	492,526
Isis Pharmaceuticals, Inc. (a)(d)	74,678	960,359
Keryx Biopharmaceuticals, Inc. (a)	23,883	3,172
La Jolla Pharmaceutical Co. (a)	2,083	128
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Lexicon Pharmaceuticals, Inc. (a)	6,506	$ 5,986
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	2,082	0
Class B (a)	46,179	125,145
MannKind Corp. (a)(d)	36,288	78,382
Martek Biosciences (d)	26,025	487,448
Maxygen, Inc. (a)	29,687	206,325
Medarex, Inc. (a)	92,442	361,448
Metabolix, Inc. (a)(d)	16,896	99,180
Momenta Pharmaceuticals, Inc. (a)(d)	11,130	106,848
Myriad Genetics, Inc. (a)	31,500	2,483,775
Nabi Biopharmaceuticals (a)	12,447	46,925
Neurocrine Biosciences, Inc. (a)(d)	15,860	52,021
Northfield Laboratories, Inc. (a)	11,290	8,242
Novavax, Inc. (a)	6,883	5,644
NPS Pharmaceuticals, Inc. (a)	65,066	296,050
ONYX Pharmaceuticals, Inc. (a)	40,824	1,224,312
Orchid Cellmark, Inc. (a)	3,164	2,215
OREXIGEN Therapeutics, Inc. (a)(d)	12,000	47,880
Orthologic Corp. (a)	7,445	3,723
OSI Pharmaceuticals, Inc. (a)(d)	39,211	1,337,095
Osiris Therapeutics, Inc. (a)(d)	10,000	179,000
PDL BioPharma, Inc.	82,000	481,340
Peregrine Pharmaceuticals, Inc. (a)	8,337	2,668
Pharmasset, Inc. (a)	18,329	175,042
Progenics Pharmaceuticals, Inc. (a)(d)	15,270	98,186
Regeneron Pharmaceuticals, Inc. (a)	39,166	558,116
Repligen Corp. (a)	6,096	23,835
Rigel Pharmaceuticals, Inc. (a)(d)	23,551	123,407
Sangamo Biosciences, Inc. (a)(d)	43,327	154,677
Savient Pharmaceuticals, Inc. (a)(d)	39,000	168,480
SciClone Pharmaceuticals, Inc. (a)	7,834	9,087
Seattle Genetics, Inc. (a)(d)	42,640	342,399
Senomyx, Inc. (a)	21,458	39,483
StemCells, Inc. (a)(d)	7,323	11,424
Telik, Inc. (a)	13,264	5,173
Theravance, Inc. (a)(d)	50,642	705,949
Trimeris, Inc.	16,866	23,612
United Therapeutics Corp. (a)(d)	16,533	1,109,530
Vanda Pharmaceuticals, Inc. (a)	9,603	7,682
Vertex Pharmaceuticals, Inc. (a)(d)	104,000	3,143,920
Vical, Inc. (a)	1,900	2,850
XOMA Ltd. (a)	118,882	60,630
Zymogenetics, Inc. (a)	47,216	195,946
		154,497,678
Health Care Equipment & Supplies - 2.5%
Abaxis, Inc. (a)(d)	35,896	561,413
Abiomed, Inc. (a)(d)	36,112	245,923
Accuray, Inc. (a)	17,900	83,593
Align Technology, Inc. (a)(d)	51,536	353,022

	Shares	Value
American Medical Systems Holdings, Inc. (a)	51,602	$ 534,081
Analogic Corp.	8,043	227,215
Angiodynamics, Inc. (a)	30,684	364,219
Aspect Medical Systems, Inc. (a)	6,586	22,985
Atrion Corp.	239	17,963
Baxter International, Inc.	426,812	21,728,999
Beckman Coulter, Inc.	43,414	1,946,684
Becton, Dickinson & Co.	153,287	9,486,932
BioLase Technology, Inc. (a)	4,009	1,323
Boston Scientific Corp. (a)	992,160	6,964,963
C.R. Bard, Inc.	66,228	5,315,459
Candela Corp. (a)	10,141	3,448
Cantel Medical Corp. (a)	10,922	136,307
Cardiac Science Corp. (a)	18,171	66,142
Cardiodynamics International Corp. (a)	1,172	902
Cerus Corp. (a)	7,762	5,433
Clarient, Inc. (a)	3,500	6,475
Conceptus, Inc. (a)(d)	36,912	414,522
CONMED Corp. (a)	22,708	308,602
Cooper Companies, Inc. (d)	22,174	487,606
Covidien Ltd.	334,782	10,602,546
Cryolife, Inc. (a)	24,384	123,139
Cutera, Inc. (a)	17,971	114,475
Cyberonics, Inc. (a)(d)	28,539	383,850
Cynosure, Inc. Class A (a)	4,942	27,082
DENTSPLY International, Inc.	93,553	2,162,945
DexCom, Inc. (a)(d)	17,534	71,013
Edwards Lifesciences Corp. (a)	36,541	2,032,045
ev3, Inc. (a)(d)	46,492	273,838
Exactech, Inc. (a)	2,735	37,688
Fonar Corp. (a)	837	569
Gen-Probe, Inc. (a)	36,069	1,463,319
Greatbatch, Inc. (a)	28,241	550,135
Haemonetics Corp. (a)	14,315	764,135
HealthTronics, Inc. (a)	8,119	11,773
Hill-Rom Holdings, Inc.	43,235	424,568
Hologic, Inc. (a)	172,228	1,949,621
Hospira, Inc. (a)(d)	109,478	2,539,890
I-Flow Corp. (a)	11,248	35,656
ICU Medical, Inc. (a)	21,567	680,008
IDEXX Laboratories, Inc. (a)(d)	39,739	1,196,144
Immucor, Inc. (a)(d)	49,842	1,118,454
Insulet Corp. (a)(d)	6,260	38,311
Integra LifeSciences Holdings Corp. (a)(d)	13,035	340,344
Intuitive Surgical, Inc. (a)(d)	25,221	2,294,102
Invacare Corp.	38,841	623,010
Inverness Medical Innovations, Inc. (a)(d)	52,028	1,169,069
IRIS International, Inc. (a)	15,470	147,120
IVAX Diagnostics, Inc. (a)	3,600	1,368
Kensey Nash Corp. (a)	28,556	544,277
Kewaunee Scientific Corp.	1,601	13,849
Kinetic Concepts, Inc. (a)(d)	31,102	677,402
Masimo Corp. (a)	28,837	720,637
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medical Action Industries, Inc. (a)	15,016	$ 100,307
Medtronic, Inc.	760,000	22,488,400
Meridian Bioscience, Inc.	30,499	611,810
Merit Medical Systems, Inc. (a)	27,493	306,272
Misonix, Inc. (a)	3,000	3,000
Natus Medical, Inc. (a)(d)	19,219	150,485
Neogen Corp. (a)	7,911	168,109
Neoprobe Corp. (a)	100	55
North American Scientific, Inc. (a)	541	102
NuVasive, Inc. (a)(d)	32,642	925,401
NxStage Medical, Inc. (a)(d)	36,056	112,855
OraSure Technologies, Inc. (a)	23,767	60,844
Orthofix International NV (a)	8,645	137,369
Osteotech, Inc. (a)	3,427	10,418
Palomar Medical Technologies, Inc. (a)	10,806	78,884
PLC Systems, Inc. (a)	400	36
Quidel Corp. (a)	35,947	396,855
ResMed, Inc. (a)	49,659	1,831,424
Retractable Technologies, Inc. (a)	6,105	2,808
RTI Biologics, Inc. (a)	25,405	71,642
Sirona Dental Systems, Inc. (a)(d)	13,981	155,888
Somanetics Corp. (a)	11,971	145,926
Sonic Innovations, Inc. (a)	3,941	3,310
SonoSite, Inc. (a)(d)	29,185	538,171
St. Jude Medical, Inc. (a)	232,535	7,710,861
Staar Surgical Co. (a)	3,978	4,973
Stereotaxis, Inc. (a)(d)	28,535	89,600
Steris Corp.	32,480	748,989
Stryker Corp. (d)	208,500	7,020,195
SurModics, Inc. (a)(d)	11,705	204,486
Symmetry Medical, Inc. (a)	14,077	75,312
Synovis Life Technologies, Inc. (a)	11,000	137,280
Teleflex, Inc.	22,935	1,089,413
The Spectranetics Corp. (a)	20,955	47,149
Theragenics Corp. (a)	1,300	1,235
ThermoGenesis Corp. (a)	73,719	35,238
Thoratec Corp. (a)	33,069	755,296
TomoTherapy, Inc. (a)(d)	19,200	46,464
Urologix, Inc. (a)	3,800	1,520
Varian Medical Systems, Inc. (a)(d)	80,038	2,441,959
Vnus Medical Technologies, Inc. (a)	10,000	190,900
Volcano Corp. (a)	19,293	288,623
West Pharmaceutical Services, Inc.	22,446	689,092
Wright Medical Group, Inc. (a)(d)	29,021	423,997
Young Innovations, Inc.	2,508	40,128
Zimmer Holdings, Inc. (a)	154,694	5,417,384
Zoll Medical Corp. (a)	19,936	274,120
		138,451,178
Health Care Providers & Services - 2.2%
Aetna, Inc.	313,729	7,488,711
Air Methods Corp. (a)	13,436	224,247

	Shares	Value
Alliance Healthcare Services, Inc. (a)	25,330	$ 207,706
Almost Family, Inc. (a)(d)	6,641	134,746
Amedisys, Inc. (a)(d)	16,197	529,804
America Service Group, Inc. (a)	11,000	123,090
American Dental Partners, Inc. (a)	4,710	31,133
AMERIGROUP Corp. (a)	35,062	868,836
AmerisourceBergen Corp.	106,000	3,366,560
AMN Healthcare Services, Inc. (a)	24,202	157,555
AmSurg Corp. (a)	29,663	463,336
Animal Health International, Inc. (a)	5,300	6,466
Assisted Living Concepts, Inc. Class A (a)	49,001	145,043
athenahealth, Inc. (a)(d)	22,920	584,002
Bio-Reference Laboratories, Inc. (a)	13,966	324,151
BioScrip, Inc. (a)	8,518	12,692
Brookdale Senior Living, Inc.	26,715	97,510
Capital Senior Living Corp. (a)	30,965	89,799
Cardinal Health, Inc.	244,466	7,932,922
CardioNet, Inc.	21,285	532,125
Catalyst Health Solutions, Inc. (a)	18,378	387,408
Centene Corp. (a)	31,879	541,305
Chemed Corp.	11,792	469,440
Chindex International, Inc. (a)(d)	10,687	44,672
CIGNA Corp.	190,751	3,006,236
Community Health Systems, Inc. (a)(d)	67,270	1,100,537
Corvel Corp. (a)	2,959	55,807
Coventry Health Care, Inc. (a)	104,184	1,200,200
Cross Country Healthcare, Inc. (a)	17,031	126,029
DaVita, Inc. (a)	69,000	3,237,480
Dialysis Corp. of America (a)	3,005	16,137
Emergency Medical Services Corp. Class A (a)(d)	14,071	430,854
Express Scripts, Inc. (a)	138,861	6,984,708
Five Star Quality Care, Inc. (a)	28,197	43,141
Genoptix, Inc. (a)	7,604	230,553
Gentiva Health Services, Inc. (a)	28,072	486,488
Hanger Orthopedic Group, Inc. (a)	31,595	420,214
Health Management Associates, Inc. Class A (a)	124,688	268,079
Health Net, Inc. (a)	60,163	794,152
HealthSouth Corp. (a)(d)	67,868	532,764
Healthspring, Inc. (a)	40,674	329,459
Healthways, Inc. (a)	39,343	358,415
Henry Schein, Inc. (a)	61,518	2,256,480
HMS Holdings Corp. (a)	18,275	555,195
Hooper Holmes, Inc. (a)	7,290	1,385
Humana, Inc. (a)	116,000	2,745,720
InVentiv Health, Inc. (a)	48,357	491,307
IPC The Hospitalist Co., Inc. (a)	11,000	176,220
Kindred Healthcare, Inc. (a)	18,367	264,301
Laboratory Corp. of America Holdings (a)	72,233	3,973,537
Landauer, Inc.	12,764	638,328
LCA-Vision, Inc.	8,343	22,943
LHC Group, Inc. (a)(d)	14,902	296,997
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
LifePoint Hospitals, Inc. (a)	29,832	$ 627,069
Lincare Holdings, Inc. (a)	50,000	1,053,500
Magellan Health Services, Inc. (a)	30,345	1,006,240
McKesson Corp.	187,613	7,695,885
Medcath Corp. (a)	8,479	68,002
Medco Health Solutions, Inc. (a)	337,050	13,677,489
MEDNAX, Inc. (a)	31,000	917,600
Molina Healthcare, Inc. (a)	5,873	110,001
MWI Veterinary Supply, Inc. (a)	21,455	541,095
National Healthcare Corp.	2,394	99,351
NightHawk Radiology Holdings, Inc. (a)	15,857	42,180
Odyssey Healthcare, Inc. (a)	33,808	350,251
Omnicare, Inc.	73,202	1,898,128
Owens & Minor, Inc.	23,016	775,869
Patterson Companies, Inc. (a)(d)	71,841	1,298,167
PDI, Inc. (a)	1,588	8,353
PharMerica Corp. (a)(d)	26,321	441,666
Providence Service Corp. (a)	15,408	48,535
PSS World Medical, Inc. (a)	37,351	538,975
Psychiatric Solutions, Inc. (a)(d)	32,367	548,297
Quest Diagnostics, Inc.	101,000	4,628,830
RehabCare Group, Inc. (a)	15,055	220,255
ResCare, Inc. (a)	18,619	227,710
Rural/Metro Corp. (a)	7,404	9,995
Skilled Healthcare Group, Inc.	11,461	97,075
SRI/Surgical Express, Inc. (a)	900	990
Sun Healthcare Group, Inc. (a)	24,223	216,554
Sunrise Senior Living, Inc. (a)	36,429	24,043
Tenet Healthcare Corp. (a)	298,034	330,818
Triple-S Management Corp. (a)(d)	16,998	195,647
U.S. Physical Therapy, Inc. (a)	12,075	123,890
UnitedHealth Group, Inc.	838,332	16,473,224
Universal American Financial Corp. (a)	39,049	262,019
Universal Health Services, Inc. Class B	30,000	1,104,900
VCA Antech, Inc. (a)(d)	61,413	1,276,776
Wellcare Health Plans, Inc. (a)	24,178	218,327
WellPoint, Inc. (a)	345,000	11,702,400
		124,667,031
Health Care Technology - 0.1%
A.D.A.M., Inc. (a)	1,800	5,616
Allscripts Healthcare Solutions, Inc. (d)	36,249	315,366
AMICAS, Inc. (a)	9,737	18,890
Cash Technologies, Inc. (a)	3,400	238
Cerner Corp. (a)(d)	40,226	1,472,272
Computer Programs & Systems, Inc.	11,546	308,856
Eclipsys Corp. (a)	40,841	325,503
Emageon, Inc. (a)(d)	20,901	36,786
HLTH Corp. (a)(d)	72,138	787,747
IMS Health, Inc.	117,624	1,472,652
MedAssets, Inc. (a)	14,182	209,610
Merge Healthcare, Inc.	11,344	15,541

	Shares	Value
Omnicell, Inc. (a)	29,246	$ 209,986
Phase Forward, Inc. (a)	49,420	684,467
ProxyMed, Inc. (a)	63	0
Vital Images, Inc. (a)	11,918	116,677
		5,980,207
Life Sciences Tools & Services - 0.6%
Accelrys, Inc. (a)	4,972	17,651
Affymetrix, Inc. (a)(d)	95,802	204,058
Albany Molecular Research, Inc. (a)	27,799	241,017
AMAG Pharmaceuticals, Inc. (a)(d)	17,373	469,940
Bio-Rad Laboratories, Inc. Class A (a)	13,098	729,559
Bruker BioSciences Corp. (a)	56,937	239,705
Caliper Life Sciences, Inc. (a)	5,632	5,069
Cambrex Corp. (a)	21,547	46,542
Charles River Laboratories International, Inc. (a)	48,000	1,190,400
Covance, Inc. (a)(d)	39,622	1,504,844
Cryo-Cell International, Inc. (a)	9,581	5,749
Dionex Corp. (a)	12,755	596,806
Enzo Biochem, Inc. (a)	17,097	62,746
eResearchTechnology, Inc. (a)	28,484	138,147
Exelixis, Inc. (a)(d)	97,443	420,954
Harvard Bioscience, Inc. (a)	786	2,020
Illumina, Inc. (a)(d)	87,919	2,754,502
Kendle International, Inc. (a)(d)	12,762	238,649
Life Technologies Corp. (a)	124,389	3,625,939
Luminex Corp. (a)(d)	32,926	546,572
Medivation, Inc. (a)(d)	20,015	333,650
Millipore Corp. (a)(d)	37,500	2,064,750
Nektar Therapeutics (a)	124,526	559,122
PAREXEL International Corp. (a)	33,808	310,019
PerkinElmer, Inc.	75,005	966,064
Pharmaceutical Product Development, Inc.	74,806	1,794,596
PharmaNet Development Group, Inc. (a)(d)	11,555	57,082
Sequenom, Inc. (a)(d)	41,541	607,745
Strategic Diagnostics, Inc. (a)	3,100	2,790
Techne Corp.	27,995	1,367,556
Thermo Fisher Scientific, Inc. (a)	287,921	10,440,015
Varian, Inc. (a)	25,094	567,877
Waters Corp. (a)	64,417	2,268,767
		34,380,902
Pharmaceuticals - 6.5%
Abbott Laboratories	1,048,401	49,631,303
Adolor Corp. (a)	25,094	50,188
Akorn, Inc. (a)	30,000	42,000
Alexza Pharmaceuticals, Inc. (a)(d)	13,000	20,800
Allergan, Inc.	212,229	8,221,751
Auxilium Pharmaceuticals, Inc. (a)	31,359	861,432
AVANIR Pharmaceuticals Class A (a)	21,996	9,018
BioMimetic Therapeutics, Inc. (a)(d)	5,000	41,900
Bristol-Myers Squibb Co.	1,339,025	24,651,450
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Cadence Pharmaceuticals, Inc. (a)	12,000	$ 76,560
Columbia Laboratories, Inc. (a)	7,190	10,210
CPEX Pharmaceuticals, Inc. (a)	293	1,910
Cypress Bioscience, Inc. (a)	31,654	267,160
DepoMed, Inc. (a)	8,176	14,308
Discovery Laboratories, Inc. (a)	3,800	4,142
Durect Corp. (a)	39,673	78,949
Eli Lilly & Co.	662,253	19,456,993
Emisphere Technologies, Inc. (a)	3,941	2,325
Endo Pharmaceuticals Holdings, Inc. (a)(d)	79,535	1,509,574
Forest Laboratories, Inc. (a)	209,114	4,483,404
Hi-Tech Pharmacal Co., Inc. (a)(d)	2,015	10,297
Hollis-Eden Pharmaceuticals, Inc. (a)	1,300	858
Immtech Pharmaceuticals, Inc. (a)	1,200	132
Inspire Pharmaceuticals, Inc. (a)	17,519	58,513
Johnson & Johnson	1,899,000	94,950,000
King Pharmaceuticals, Inc. (a)	160,000	1,174,400
KV Pharmaceutical Co. Class A (a)	25,710	17,483
Matrixx Initiatives, Inc. (a)	3,709	65,390
MDRNA, Inc. (a)	25,476	6,876
Medicines Co. (a)	35,000	429,450
Medicis Pharmaceutical Corp. Class A	45,977	518,621
Merck & Co., Inc.	1,444,235	34,950,487
MiddleBrook Pharmaceuticals, Inc. (a)(d)	2,800	4,676
Mylan, Inc. (a)(d)	216,422	2,690,125
NitroMed, Inc. (a)	7,065	5,281
Noven Pharmaceuticals, Inc. (a)	16,093	130,836
Obagi Medical Products, Inc. (a)	10,991	55,834
Optimer Pharmaceuticals, Inc. (a)(d)	20,000	214,200
Pain Therapeutics, Inc. (a)(d)	35,234	159,610
Par Pharmaceutical Companies, Inc. (a)	22,867	304,588
Penwest Pharmaceuticals Co. (a)	3,340	6,179
Perrigo Co.	59,042	1,186,154
Pfizer, Inc.	4,604,946	56,686,885
Pozen, Inc. (a)	20,149	120,290
Questcor Pharmaceuticals, Inc. (a)	36,295	176,394
Repros Therapeutics, Inc. (a)	6,000	51,780
Salix Pharmaceuticals Ltd. (a)	52,287	389,538
Santarus, Inc. (a)	14,630	20,921
Schering-Plough Corp.	1,107,889	19,266,190
Sepracor, Inc. (a)	74,000	1,108,520
Spectrum Pharmaceuticals, Inc. (a)	192	288
SuperGen, Inc. (a)	6,806	11,230
Valeant Pharmaceuticals International (a)(d)	56,317	979,916
ViroPharma, Inc. (a)(d)	55,000	228,250
Vivus, Inc. (a)	73,666	296,874
Warner Chilcott Ltd. (a)(d)	68,854	747,066
Watson Pharmaceuticals, Inc. (a)	67,777	1,916,056

	Shares	Value
Wyeth	902,000	$ 36,819,640
XenoPort, Inc. (a)	15,634	326,594
		365,521,799
TOTAL HEALTH CARE		823,498,795
INDUSTRIALS - 9.5%
Aerospace & Defense - 2.2%
AAR Corp. (a)	26,763	353,807
AeroCentury Corp. (a)	800	6,504
AeroVironment, Inc. (a)(d)	8,200	256,004
Alliant Techsystems, Inc. (a)	23,000	1,625,180
American Science & Engineering, Inc. (d)	10,706	649,747
Applied Signal Technology, Inc.	15,269	291,943
Argon ST, Inc. (a)	14,975	254,725
Astronics Corp.	2,747	22,416
Axsys Technologies, Inc. (a)	10,223	339,506
BE Aerospace, Inc. (a)	79,310	591,653
Ceradyne, Inc. (a)	20,000	343,200
Cubic Corp.	15,635	407,448
Curtiss-Wright Corp.	34,523	917,967
Ducommun, Inc.	11,105	141,256
DynCorp International, Inc. Class A (a)	16,500	201,135
Esterline Technologies Corp. (a)	20,000	506,800
GenCorp, Inc. (non-vtg.) (a)	32,091	81,190
General Dynamics Corp.	224,974	9,858,361
Goodrich Corp.	81,000	2,684,340
Heico Corp. Class A	13,890	277,383
Herley Industries, Inc. (a)	9,619	92,920
Hexcel Corp. (a)	52,628	326,820
Honeywell International, Inc.	456,348	12,243,817
Innovative Solutions & Support, Inc. (d)	23,580	120,494
Kratos Defense & Security Solutions, Inc. (a)	9,297	7,531
L-3 Communications Holdings, Inc.	80,500	5,445,825
Ladish Co., Inc. (a)	14,776	101,216
LMI Aerospace, Inc. (a)	8,000	70,000
Lockheed Martin Corp.	217,000	13,694,870
Moog, Inc. Class A (a)(d)	31,269	727,004
Northrop Grumman Corp.	204,000	7,621,440
Orbital Sciences Corp. (a)	37,000	523,550
Precision Castparts Corp.	92,484	5,126,388
Raytheon Co.	284,000	11,351,480
Rockwell Collins, Inc.	108,000	3,369,600
Spirit AeroSystems Holdings, Inc. Class A (a)	63,523	630,148
Stanley, Inc. (a)	19,051	590,772
Sypris Solutions, Inc.	3,224	2,579
Taser International, Inc. (a)(d)	42,685	183,546
Teledyne Technologies, Inc. (a)	18,970	434,603
The Boeing Co.	447,223	14,060,691
TransDigm Group, Inc. (a)(d)	15,000	530,100
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Triumph Group, Inc.	11,289	$ 407,759
United Technologies Corp.	599,121	24,462,110
		121,935,828
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	17,036	3,262
Atlas Air Worldwide Holdings, Inc. (a)	11,680	165,155
C.H. Robinson Worldwide, Inc.	115,000	4,758,700
Dynamex, Inc. (a)	4,777	55,031
Expeditors International of Washington, Inc.	140,000	3,857,000
FedEx Corp.	197,742	8,544,432
Forward Air Corp.	23,713	394,584
Hub Group, Inc. Class A (a)	29,382	527,701
Pacer International, Inc.	34,535	101,188
United Parcel Service, Inc. Class B	442,432	18,219,350
UTI Worldwide, Inc.	55,295	679,576
		37,305,979
Airlines - 0.2%
AirTran Holdings, Inc. (a)	62,329	186,364
Alaska Air Group, Inc. (a)	27,766	608,353
Allegiant Travel Co. (a)(d)	12,630	433,462
AMR Corp. (a)(d)	199,324	815,235
Continental Airlines, Inc. Class B (a)	62,192	623,164
Delta Air Lines, Inc. (a)	424,291	2,134,184
ExpressJet Holdings, Inc. (a)	4,266	5,802
Hawaiian Holdings, Inc. (a)	30,307	96,073
JetBlue Airways Corp. (a)(d)	131,473	500,912
Pinnacle Airlines Corp. (a)	13,246	18,544
Republic Airways Holdings, Inc. (a)	14,499	100,333
SkyWest, Inc.	40,454	414,249
Southwest Airlines Co.	492,000	2,897,880
UAL Corp. (a)(d)	91,001	446,815
US Airways Group, Inc. (a)(d)	79,026	225,224
		9,506,594
Building Products - 0.1%
Aaon, Inc.	14,021	217,606
American Woodmark Corp.	8,120	117,496
Ameron International Corp.	7,610	371,901
Apogee Enterprises, Inc.	31,812	301,260
Armstrong World Industries, Inc.	10,573	135,123
Builders FirstSource, Inc. (a)(d)	7,165	13,757
Gibraltar Industries, Inc.	19,000	124,640
Griffon Corp. (a)	45,173	328,408
Insteel Industries, Inc.	19,514	122,938
Lennox International, Inc.	32,284	836,156
Masco Corp.	229,530	1,182,080
NCI Building Systems, Inc. (a)(d)	8,960	45,338
Owens Corning (a)	56,779	474,105
Quanex Building Products Corp.	21,263	149,054
Simpson Manufacturing Co. Ltd. (d)	24,564	382,216

	Shares	Value
Trex Co., Inc. (a)(d)	10,000	$ 90,100
Universal Forest Products, Inc.	10,472	228,185
USG Corp. (a)	39,649	228,775
		5,349,138
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	38,140	466,452
ACCO Brands Corp. (a)	27,832	26,440
American Ecology Corp.	14,777	231,999
American Reprographics Co. (a)	18,051	70,399
APAC Customer Services, Inc. (a)	4,300	7,998
ATC Technology Corp. (a)	13,201	137,422
Avery Dennison Corp.	60,000	1,209,000
Bowne & Co., Inc.	30,901	48,824
Casella Waste Systems, Inc. Class A (a)	27,789	58,357
Cenveo, Inc. (a)(d)	19,834	56,527
Cintas Corp.	87,000	1,765,230
Clean Harbors, Inc. (a)	12,500	607,250
Comfort Systems USA, Inc.	22,487	214,076
Consolidated Graphics, Inc. (a)	10,742	144,910
Copart, Inc. (a)	41,000	1,107,820
Cornell Companies, Inc. (a)	9,672	147,401
Corrections Corp. of America (a)	80,000	849,600
Courier Corp.	2,999	40,846
Covanta Holding Corp. (a)	86,846	1,322,665
Deluxe Corp.	56,165	433,594
EnergySolutions, Inc.	116,914	754,095
Ennis, Inc.	20,422	167,052
Fuel Tech, Inc. (a)(d)	12,102	111,822
G&K Services, Inc. Class A	11,022	196,743
GeoEye, Inc. (a)(d)	16,127	364,470
Healthcare Services Group, Inc.	26,140	401,772
Herman Miller, Inc.	36,000	362,880
HNI Corp.	29,786	292,201
ICT Group, Inc. (a)	4,570	16,452
InnerWorkings, Inc. (a)	33,190	69,699
Innotrac Corp. (a)	1,400	854
Interface, Inc. Class A	32,273	71,969
Intersections, Inc. (a)	8,825	41,654
Iron Mountain, Inc. (a)(d)	120,000	2,229,600
Kimball International, Inc. Class B	18,777	112,662
Knoll, Inc.	22,702	149,833
M&F Worldwide Corp. (a)	6,880	72,446
McGrath RentCorp.	20,429	319,101
Metalico, Inc. (a)(d)	15,943	30,929
Mine Safety Appliances Co.	16,439	300,012
Mobile Mini, Inc. (a)(d)	17,986	175,364
Multi-Color Corp.	6,000	77,760
Pitney Bowes, Inc.	142,259	2,744,176
Protection One, Inc. (a)	1,019	2,435
R.R. Donnelley & Sons Co.	131,462	1,024,089
Republic Services, Inc.	227,000	4,517,300
Rollins, Inc.	31,849	503,214
Schawk, Inc. Class A	4,896	37,895
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Standard Parking Corp. (a)	3,000	$ 48,810
Standard Register Co.	7,404	35,835
Steelcase, Inc. Class A	73,329	295,516
Stericycle, Inc. (a)(d)	58,500	2,806,830
Superior Uniform Group, Inc.	1,000	6,590
Sykes Enterprises, Inc. (a)	34,180	545,513
Team, Inc. (a)	16,100	211,232
Tetra Tech, Inc. (a)(d)	38,472	861,773
The Brink's Co.	25,000	596,750
The Geo Group, Inc. (a)(d)	45,990	543,602
TRC Companies, Inc. (a)	5,282	14,578
United Stationers, Inc. (a)	13,932	302,742
Viad Corp.	16,478	232,340
Virco Manufacturing Co.	3,120	5,772
Waste Connections, Inc. (a)	55,000	1,311,200
Waste Management, Inc.	337,000	9,099,000
		41,013,372
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	44,551	1,092,836
Dycom Industries, Inc. (a)	23,493	108,538
EMCOR Group, Inc. (a)	53,393	822,786
Fluor Corp.	121,452	4,038,279
Furmanite Corp. (a)	20,546	63,898
Granite Construction, Inc. (d)	26,266	934,544
Great Lakes Dredge & Dock Corp.	45,451	109,991
Insituform Technologies, Inc. Class A (a)(d)	21,456	261,334
Integrated Electrical Services, Inc. (a)	13,972	107,445
Jacobs Engineering Group, Inc. (a)	83,162	2,805,886
KBR, Inc.	123,453	1,555,508
Layne Christensen Co. (a)	17,863	290,631
MasTec, Inc. (a)	36,581	346,056
Michael Baker Corp. (a)	5,000	160,050
MYR Group, Inc. (a)	10,000	134,200
Northwest Pipe Co. (a)	12,239	333,513
Orion Marine Group, Inc. (a)	10,000	89,000
Perini Corp. (a)	26,344	403,590
Pike Electric Corp. (a)	13,966	114,102
Quanta Services, Inc. (a)	130,868	2,303,277
Shaw Group, Inc. (a)	57,182	1,334,628
Sterling Construction Co., Inc. (a)	10,000	149,400
URS Corp. (a)	51,845	1,603,047
		19,162,539
Electrical Equipment - 0.7%
A.O. Smith Corp.	12,801	326,810
Active Power, Inc. (a)	10,509	5,990
Acuity Brands, Inc. (d)	26,000	595,920
Allied Motion Technologies, Inc. (a)	4,896	8,666
American Superconductor Corp. (a)(d)	45,910	617,949
AMETEK, Inc.	71,000	1,878,660

	Shares	Value
AZZ, Inc. (a)(d)	14,324	$ 289,918
Baldor Electric Co.	31,504	384,664
Beacon Power Corp. (a)	362	134
Belden, Inc.	28,834	307,659
Brady Corp. Class A	38,539	660,173
C&D Technologies, Inc. (a)(d)	5,300	6,466
Capstone Turbine Corp. (a)(d)	191,870	103,610
Chase Corp.	1,000	9,120
Coleman Cable, Inc. (a)	900	2,304
Cooper Industries Ltd. Class A	117,000	2,467,530
Emerson Electric Co.	530,304	14,185,632
Encore Wire Corp. (d)	24,064	433,152
Energy Conversion Devices, Inc. (a)(d)	31,072	681,409
Energy Focus, Inc. (a)	3,941	5,320
EnerSys (a)	56,442	605,058
Espey Manufacturing & Electronics Corp.	1,488	21,888
Evergreen Solar, Inc. (a)(d)	84,676	103,305
First Solar, Inc. (a)(d)	31,000	3,277,940
Franklin Electric Co., Inc.	16,711	367,642
FuelCell Energy, Inc. (a)(d)	59,982	165,550
General Cable Corp. (a)(d)	36,000	555,480
GrafTech International Ltd. (a)	80,000	452,000
GT Solar International, Inc.	21,000	89,670
Hubbell, Inc. Class B	35,000	921,200
II-VI, Inc. (a)	14,172	254,529
LSI Industries, Inc.	12,688	44,662
MagneTek, Inc. (a)	3,582	5,874
Medis Technologies Ltd. (a)(d)	4,420	2,519
Microvision, Inc. (a)	3,976	4,851
Nexxus Lighting, Inc. (a)	2,100	14,595
Nortech Systems, Inc. (a)	1,634	5,801
Plug Power, Inc. (a)	25,662	24,636
Polypore International, Inc. (a)	9,236	44,795
Powell Industries, Inc. (a)	3,702	110,838
Power-One, Inc. (a)(d)	23,022	17,497
PowerSecure International, Inc. (a)	3,463	13,748
Regal-Beloit Corp.	23,000	659,640
Rockwell Automation, Inc.	90,662	1,822,306
Roper Industries, Inc.	57,963	2,396,770
Satcon Technology Corp. (a)(d)	1,200	1,428
SL Industries, Inc. (a)	2,508	7,649
Sunpower Corp. Class A (a)(d)	54,470	1,519,168
Tech/Ops Sevcon, Inc.	2,508	5,593
Thomas & Betts Corp. (a)	39,000	893,490
Ultralife Corp. (a)(d)	15,600	114,972
UQM Technologies, Inc. (a)	3,800	6,080
Valence Technology, Inc. (a)(d)	12,072	19,919
Valpey Fisher Corp.	2,100	2,730
Vicor Corp.	5,067	23,308
Woodward Governor Co.	36,446	627,600
		38,175,817
Industrial Conglomerates - 1.6%
3M Co.	438,032	19,912,935
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
Carlisle Companies, Inc.	41,111	$ 814,820
General Electric Co.	6,834,072	58,157,953
McDermott International, Inc. (a)	152,153	1,793,884
Otter Tail Corp.	37,712	656,566
Raven Industries, Inc.	17,449	317,223
Seaboard Corp.	119	104,720
Standex International Corp.	12,568	136,111
Textron, Inc.	152,340	860,721
Tredegar Corp.	28,430	474,781
Tyco International Ltd.	333,814	6,692,971
United Capital Corp. (a)	2,262	35,740
		89,958,425
Machinery - 1.7%
3D Systems Corp. (a)(d)	2,508	12,866
Actuant Corp. Class A	38,259	393,685
AGCO Corp. (a)	56,000	959,840
Alamo Group, Inc.	8,200	95,038
Albany International Corp. Class A	18,400	158,240
Altra Holdings, Inc. (a)	22,128	119,049
American Railcar Industries, Inc.	10,474	78,974
Ampco-Pittsburgh Corp.	6,549	71,712
Astec Industries, Inc. (a)	13,584	301,836
Badger Meter, Inc.	23,687	594,544
Barnes Group, Inc.	30,587	285,071
Blount International, Inc. (a)	31,035	227,487
Briggs & Stratton Corp.	49,425	601,997
Bucyrus International, Inc. Class A	51,952	645,244
Cascade Corp.	6,465	106,026
Caterpillar, Inc. (d)	417,125	10,265,446
Chart Industries, Inc. (a)	19,020	122,108
CIRCOR International, Inc.	14,659	325,870
CLARCOR, Inc.	35,512	936,096
Colfax Corp.	10,800	78,516
Columbus McKinnon Corp. (NY Shares) (a)	8,038	70,493
Commercial Vehicle Group, Inc. (a)	19,815	12,483
Crane Co.	36,024	543,242
Cummins, Inc.	127,099	2,643,659
Danaher Corp. (d)	169,134	8,585,242
Deere & Co.	290,821	7,994,669
Donaldson Co., Inc.	40,645	992,144
Dover Corp.	120,000	2,992,800
Dynamic Materials Corp.	10,162	94,710
Eaton Corp.	110,000	3,976,500
EnPro Industries, Inc. (a)	29,592	486,788
ESCO Technologies, Inc. (a)	15,486	503,450
Federal Signal Corp.	42,097	266,053
Flanders Corp. (a)	9,957	40,824
Flow International Corp. (a)	28,106	33,727
Flowserve Corp.	38,000	1,917,860
Force Protection, Inc. (a)	28,600	147,576

	Shares	Value
FreightCar America, Inc.	19,278	$ 315,003
Gardner Denver, Inc. (a)	31,535	596,642
Gorman-Rupp Co.	10,248	181,287
Graco, Inc.	47,766	811,067
Greenbrier Companies, Inc.	4,470	16,807
Hardinge, Inc.	11,551	37,772
Harsco Corp.	62,697	1,295,320
Hirsch International Corp. Class A (a)	900	207
Hurco Companies, Inc. (a)	3,204	37,198
IDEX Corp.	60,393	1,166,793
Illinois Tool Works, Inc.	294,000	8,173,200
Ingersoll-Rand Co. Ltd. Class A	209,063	2,964,513
ITT Corp.	122,000	4,556,700
John Bean Technologies Corp.	15,759	152,705
Joy Global, Inc.	72,500	1,265,850
K-Tron International, Inc. (a)	1,000	55,480
Kadant, Inc. (a)	14,460	131,008
Kaydon Corp.	19,607	490,175
Kennametal, Inc.	45,728	746,281
L.B. Foster Co. Class A (a)	12,372	264,390
Lincoln Electric Holdings, Inc.	26,500	814,345
Lindsay Corp.	11,966	290,176
Manitowoc Co., Inc.	105,350	431,935
Middleby Corp. (a)(d)	19,442	422,864
Miller Industries, Inc. (a)	360	2,196
Mueller Industries, Inc.	22,488	406,358
Mueller Water Products, Inc. Class A	101,652	218,552
NACCO Industries, Inc. Class A	2,834	58,947
Navistar International Corp. (a)	46,997	1,325,315
NN, Inc.	14,100	13,395
Nordson Corp.	19,922	496,058
Omega Flex, Inc.	300	4,818
Oshkosh Co.	44,807	280,492
PACCAR, Inc.	229,752	5,759,883
Pall Corp. (d)	72,554	1,724,609
Parker Hannifin Corp.	111,218	3,711,345
Pentair, Inc.	60,000	1,252,200
RBC Bearings, Inc. (a)	25,395	378,893
Robbins & Myers, Inc.	31,812	513,128
Sauer-Danfoss, Inc.	8,867	51,872
SPX Corp.	32,000	1,416,960
Sun Hydraulics Corp.	15,000	198,900
Tecumseh Products Co. Class A (non-vtg.) (a)	21,767	115,365
Tennant Co.	16,284	160,560
Terex Corp. (a)(d)	55,079	491,305
Timken Co.	45,022	548,368
Titan International, Inc.	19,673	108,202
Toro Co. (d)	28,710	627,888
Trinity Industries, Inc. (d)	46,212	341,045
Twin Disc, Inc.	8,348	40,488
Valmont Industries, Inc.	9,929	432,507
Wabash National Corp.	10,432	21,386
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Wabtec Corp.	36,463	$ 975,750
Watts Water Technologies, Inc. Class A (d)	14,756	250,409
		94,826,777
Marine - 0.0%
Alexander & Baldwin, Inc.	27,063	508,514
American Commercial Lines, Inc. (a)(d)	51,850	173,179
Eagle Bulk Shipping, Inc. (d)	38,563	144,997
Excel Maritime Carriers Ltd. (d)	24,380	94,107
Genco Shipping & Trading Ltd.	31,967	392,235
Horizon Lines, Inc. Class A	12,977	44,122
Kirby Corp. (a)	39,326	866,745
OceanFreight, Inc. (d)	15,914	16,073
TBS International Ltd. Class A (a)(d)	8,358	54,076
		2,294,048
Professional Services - 0.3%
Administaff, Inc.	13,010	253,175
Advisory Board Co. (a)	12,585	187,768
Barrett Business Services, Inc.	2,508	21,393
CBIZ, Inc. (a)	43,495	298,376
CDI Corp.	7,155	54,306
Comsys IT Partners, Inc. (a)	36	91
Corporate Executive Board Co.	28,235	423,525
CoStar Group, Inc. (a)(d)	12,805	326,528
CRA International, Inc. (a)	9,397	205,324
Diamond Management & Technology Consultants, Inc.	6,807	14,499
Duff & Phelps Corp. Class A (a)	6,000	83,040
Dun & Bradstreet Corp.	37,000	2,736,890
Equifax, Inc.	91,067	1,957,941
Exponent, Inc. (a)	10,000	224,700
First Advantage Corp. Class A (a)	10,000	104,300
FTI Consulting, Inc. (a)(d)	34,500	1,260,630
GP Strategies Corp. (a)	1,600	5,424
Heidrick & Struggles International, Inc.	25,893	415,324
Hudson Highland Group, Inc. (a)	6,919	8,026
Huron Consulting Group, Inc. (a)	19,198	792,301
ICF International, Inc. (a)(d)	6,000	143,940
Kelly Services, Inc. Class A (non-vtg.)	22,445	170,582
Kforce, Inc. (a)	30,240	193,838
Korn/Ferry International (a)	27,902	257,814
LECG Corp. (a)	11,382	30,845
Manpower, Inc.	49,000	1,366,120
Monster Worldwide, Inc. (a)	81,702	538,416
MPS Group, Inc. (a)	54,337	270,055
Navigant Consulting, Inc. (a)	31,134	403,808
On Assignment, Inc. (a)	30,613	72,247
RCM Technologies, Inc. (a)	1,400	1,610
Resources Connection, Inc. (a)	37,123	510,441
Robert Half International, Inc.	106,000	1,629,220
School Specialty, Inc. (a)	6,351	89,359

	Shares	Value
Spherion Corp. (a)	36,388	$ 44,757
Spherix, Inc. (a)	2,713	1,655
TrueBlue, Inc. (a)	16,970	119,299
Volt Information Sciences, Inc. (a)	2,508	19,562
Watson Wyatt Worldwide, Inc. Class A	26,000	1,276,860
		16,513,989
Road & Rail - 0.8%
AMERCO (a)(d)	5,493	156,551
Arkansas Best Corp. (d)	14,333	249,681
Avis Budget Group, Inc. (a)	77,814	31,126
Burlington Northern Santa Fe Corp.	190,924	11,220,603
Celadon Group, Inc. (a)	4,374	25,151
Con-way, Inc.	25,695	388,251
Covenant Transport Group, Inc. Class A (a)	2,866	5,474
CSX Corp.	265,000	6,540,200
Dollar Thrifty Automotive Group, Inc. (a)(d)	11,579	8,453
Genesee & Wyoming, Inc. Class A (a)	22,228	464,343
Heartland Express, Inc. (d)	37,647	465,693
Hertz Global Holdings, Inc. (a)	82,332	260,169
J.B. Hunt Transport Services, Inc.	74,000	1,508,120
Kansas City Southern (a)(d)	61,540	1,088,643
Knight Transportation, Inc.	37,691	488,475
Landstar System, Inc.	33,162	1,049,577
Marten Transport Ltd. (a)	18,707	309,788
Norfolk Southern Corp.	252,296	8,002,829
Old Dominion Freight Lines, Inc. (a)(d)	16,944	369,210
Quality Distribution, Inc. (a)	633	1,222
Ryder System, Inc.	36,299	829,795
Saia, Inc. (a)	3,559	30,892
Union Pacific Corp.	348,588	13,079,022
Werner Enterprises, Inc. (d)	38,825	528,797
YRC Worldwide, Inc. (a)(d)	30,734	67,615
		47,169,680
Trading Companies & Distributors - 0.2%
Aceto Corp.	15,986	96,396
Aircastle Ltd. (d)	24,900	81,672
Applied Industrial Technologies, Inc.	27,153	437,706
Beacon Roofing Supply, Inc. (a)(d)	32,220	353,453
BlueLinx Corp. (a)	10,747	16,980
Fastenal Co. (d)	90,017	2,711,312
GATX Corp.	22,906	418,493
H&E Equipment Services, Inc. (a)	6,730	34,592
Houston Wire & Cable Co.	12,212	72,661
Interline Brands, Inc. (a)	23,660	187,860
Kaman Corp.	15,960	187,051
Lawson Products, Inc.	2,164	38,454
MSC Industrial Direct Co., Inc. Class A	24,416	746,885
RSC Holdings, Inc. (a)(d)	36,805	169,303
Rush Enterprises, Inc. Class A (a)	27,360	223,531
TAL International Group, Inc.	19,431	144,955
Titan Machinery, Inc. (a)	13,614	125,657
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
United Rentals, Inc. (a)	30,398	$ 123,112
W.W. Grainger, Inc.	42,000	2,778,720
Watsco, Inc. (d)	15,220	522,503
WESCO International, Inc. (a)	28,000	464,800
Willis Lease Finance Corp. (a)	1,200	10,452
		9,946,548
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	25,624	33,311
Quixote Corp. (d)	700	2,345
		35,656
TOTAL INDUSTRIALS		533,194,390
INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 2.4%
3Com Corp. (a)	336,728	744,169
Acme Packet, Inc. (a)	28,974	127,196
ADC Telecommunications, Inc. (a)(d)	65,644	186,429
Adtran, Inc.	39,636	572,344
Alliance Fiber Optic Products, Inc. (a)	2,400	1,656
AltiGen Communications, Inc. (a)	3,200	2,720
Anaren, Inc. (a)	13,791	154,459
Arris Group, Inc. (a)	64,448	394,422
Aruba Networks, Inc. (a)(d)	15,800	43,608
Avanex Corp. (a)	2,328	2,817
Avocent Corp. (a)	37,291	446,746
Aware, Inc. (a)	7,998	14,076
Bel Fuse, Inc. Class B (non-vtg.)	8,180	76,647
BigBand Networks, Inc. (a)	20,235	110,078
Black Box Corp.	20,932	415,291
Blonder Tongue Laboratories, Inc. (a)	3,900	3,783
Blue Coat Systems, Inc. (a)	19,836	217,799
Bookham, Inc. (a)	59,145	13,603
Brocade Communications Systems, Inc. (a)	249,563	693,785
Ciena Corp. (a)(d)	88,447	474,960
Cisco Systems, Inc. (a)	4,010,000	58,425,700
Comarco, Inc. (a)	450	387
CommScope, Inc. (a)	50,340	449,536
Communications Systems, Inc.	2,718	20,494
Comtech Telecommunications Corp. (a)	13,730	518,857
Corning, Inc.	1,079,819	11,392,090
DG FastChannel, Inc. (a)(d)	16,845	261,603
Digi International, Inc. (a)	15,248	109,176
Ditech Networks, Inc. (a)	8,447	9,714
EchoStar Holding Corp. Class A (a)	40,085	656,592
EMS Technologies, Inc. (a)	24,115	484,229
Emulex Corp. (a)	47,139	247,951
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	81,024	115,054
F5 Networks, Inc. (a)	56,869	1,137,380

	Shares	Value
Finisar Corp. (a)	154,118	$ 38,530
Globecomm Systems, Inc. (a)	13,582	67,910
Harmonic, Inc. (a)	57,982	315,422
Harris Corp.	89,000	3,317,920
Harris Stratex Networks, Inc. Class A (a)	18,880	74,198
Hughes Communications, Inc. (a)	3,000	31,380
Infinera Corp. (a)(d)	69,196	498,211
InterDigital, Inc. (a)	34,017	999,419
Ixia (a)	18,466	91,961
JDS Uniphase Corp. (a)	143,863	397,062
Juniper Networks, Inc. (a)	348,831	4,956,889
KVH Industries, Inc. (a)	1,838	9,815
Lantronix, Inc. (a)	500	240
Lantronix, Inc. warrants 2/9/11 (a)(f)	7	1
Loral Space & Communications Ltd. (a)	7,589	90,385
Motorola, Inc. (d)	1,424,028	5,012,579
MRV Communications, Inc. (a)	107,785	32,336
NETGEAR, Inc. (a)	56,887	628,601
Network Engines, Inc. (a)	2,300	1,127
Network Equipment Technologies, Inc. (a)	17,660	52,097
Neutral Tandem, Inc. (a)	16,732	333,803
NumereX Corp. Class A (a)	3,105	6,055
Occam Networks, Inc. (a)	85	230
Oplink Communications, Inc. (a)	17,767	131,476
Opnext, Inc. (a)	11,814	19,729
Optelecom Nkf, Inc. (a)	529	2,010
Optical Cable Corp. (a)	656	1,424
ORBCOMM, Inc. (a)	23,301	48,000
Parkervision, Inc. (a)(d)	17,441	29,475
PC-Tel, Inc.	2,627	13,319
Pegasus Wireless Corp. warrants 3/15/09 (a)	1,700	0
Performance Technologies, Inc. (a)	3,463	10,493
Plantronics, Inc.	29,154	250,433
Polycom, Inc. (a)	61,510	818,083
Powerwave Technologies, Inc. (a)	103,954	35,344
Proxim Wireless Corp. (a)	610	104
QUALCOMM, Inc.	1,118,691	37,397,840
Riverbed Technology, Inc. (a)(d)	27,694	289,956
SCM Microsystems, Inc. (a)	600	1,680
SeaChange International, Inc. (a)	20,553	100,093
Sonus Networks, Inc. (a)	232,659	288,497
Starent Networks Corp. (a)	17,710	279,995
Sycamore Networks, Inc. (a)	161,765	407,648
Symmetricom, Inc. (a)	9,258	31,292
Tekelec (a)	39,611	485,631
Tellabs, Inc. (a)	242,872	922,914
Telular Corp. (a)	2,100	3,549
Tollgrade Communications, Inc. (a)	2,548	14,269
UTStarcom, Inc. (a)	75,765	76,523
Veramark Technologies, Inc. (a)	2,300	690
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
ViaSat, Inc. (a)	15,135	$ 276,971
Westell Technologies, Inc. Class A (a)	4,212	1,264
		137,420,224
Computers & Peripherals - 4.1%
3PAR, Inc. (a)	20,000	135,200
ActivIdentity Corp. (a)	55,312	106,199
Adaptec, Inc. (a)	86,311	201,968
Apple, Inc. (a)	605,000	54,032,550
Astro-Med, Inc.	5,359	26,473
Avid Technology, Inc. (a)	17,853	177,816
Concurrent Computer Corp. (a)	1,148	3,318
Cray, Inc. (a)	27,805	68,400
Data Domain, Inc. (a)(d)	34,795	451,639
Datalink Corp. (a)	2,627	7,303
Dataram Corp.	3,881	4,735
Dell, Inc. (a)(d)	1,175,000	10,022,750
Diebold, Inc.	44,317	980,292
Dot Hill Systems Corp. (a)	5,816	2,792
Electronics for Imaging, Inc. (a)	64,810	576,809
EMC Corp. (a)(d)	1,392,256	14,618,688
En Pointe Technologies, Inc. (a)	1,400	1,400
Hauppauge Digital, Inc. (a)	500	580
Hewlett-Packard Co.	1,680,388	48,781,664
Hutchinson Technology, Inc. (a)(d)	11,789	21,220
Hypercom Corp. (a)	9,287	11,052
iGO, Inc. (a)	6,906	4,351
Imation Corp.	17,514	140,813
Immersion Corp. (a)(d)	36,085	138,927
InFocus Corp. (a)	6,448	1,870
Intermec, Inc. (a)	33,285	335,846
International Business Machines Corp.	923,707	85,008,755
Interphase Corp. (a)	2,276	6,919
Intevac, Inc. (a)	15,683	61,321
LaserCard Corp. (a)	2,369	6,112
Lexmark International, Inc. Class A (a)(d)	57,487	985,327
MidgardXXI, Inc. (a)	10	0
NCR Corp. (a)	102,146	808,996
NetApp, Inc. (a)	220,052	2,957,499
Novatel Wireless, Inc. (a)	24,485	133,688
Overland Storage, Inc. (a)	2,079	790
Palm, Inc. (a)(d)	75,758	548,488
Presstek, Inc. (a)(d)	8,481	13,909
QLogic Corp. (a)(d)	95,448	880,031
Quantum Corp. (a)	145,293	53,758
Rackable Systems, Inc. (a)	10,523	38,619
Rimage Corp. (a)	7,000	89,530
SanDisk Corp. (a)(d)	138,226	1,231,594
Scan-Optics, Inc. (a)	300	0
Seagate Technology	305,539	1,313,818
STEC, Inc. (a)(d)	9,195	51,860
Stratasys, Inc. (a)	11,359	103,367

	Shares	Value
Sun Microsystems, Inc. (a)(d)	526,893	$ 2,465,859
Super Micro Computer, Inc. (a)	15,000	67,950
Synaptics, Inc. (a)(d)	22,711	471,253
Teradata Corp. (a)	108,000	1,669,680
Video Display Corp. (a)	3,439	6,878
ViewCast.com, Inc. (a)	13,700	4,932
Western Digital Corp. (a)	167,368	2,286,247
		232,121,835
Electronic Equipment & Components - 0.6%
Acacia Research Corp. - Acacia Technologies (a)(d)	35,320	108,786
Advanced Photonix, Inc. Class A (a)	5,286	3,700
Agilent Technologies, Inc. (a)	233,602	3,240,060
Agilysys, Inc.	29,574	106,171
American Technology Corp. (a)(d)	900	684
Amphenol Corp. Class A	123,000	3,126,660
Anixter International, Inc. (a)(d)	21,000	617,610
Arrow Electronics, Inc. (a)	80,391	1,336,902
Avnet, Inc. (a)	100,088	1,728,520
AVX Corp.	28,540	244,302
Axcess, Inc. (a)	1,600	432
Benchmark Electronics, Inc. (a)	61,344	599,331
Brightpoint, Inc. (a)	34,802	136,424
CalAmp Corp. (a)	3,621	1,666
Checkpoint Systems, Inc. (a)	28,100	218,618
Clearfield, Inc. (a)	2,800	3,248
Cogent, Inc. (a)	35,833	372,663
Cognex Corp.	28,237	310,607
Coherent, Inc. (a)	16,000	244,800
CTS Corp.	21,333	67,199
Daktronics, Inc. (d)	37,452	256,921
Dolby Laboratories, Inc. Class A (a)	35,000	981,750
DTS, Inc. (a)	18,993	314,714
Echelon Corp. (a)	24,222	145,090
Electro Rent Corp.	2,627	20,097
Electro Scientific Industries, Inc. (a)	25,174	133,422
Entorian Technologies, Inc. (a)	558	68
FARO Technologies, Inc. (a)(d)	12,000	142,680
FLIR Systems, Inc. (a)(d)	89,963	1,836,145
Frequency Electronics, Inc. (a)	500	1,385
Gerber Scientific, Inc. (a)	4,538	10,574
Giga-Tronics, Inc. (a)	3,000	3,390
GTSI Corp. (a)	2,376	12,284
IEC Electronics Corp. (a)	100	135
Implant Sciences Corp. (a)	200	26
Ingram Micro, Inc. Class A (a)	100,872	1,098,496
InPlay Technologies, Inc. (a)	1,500	102
Insight Enterprises, Inc. (a)	30,442	80,062
IPG Photonics Corp. (a)(d)	11,815	99,719
Iteris, Inc. (a)	1,200	1,380
Itron, Inc. (a)(d)	25,099	1,120,921
Jabil Circuit, Inc.	105,558	437,010
Jaco Electronics, Inc. (a)	1,950	1,268
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Keithley Instruments, Inc.	11,433	$ 32,584
L-1 Identity Solutions, Inc. (a)(d)	45,000	207,000
LeCroy Corp. (a)	2,030	3,045
LightPath Technologies, Inc. Class A (a)	437	214
Littelfuse, Inc. (a)	19,009	217,083
LoJack Corp. (a)	24,509	89,948
Mace Security International, Inc. (a)	1,100	836
Maxwell Technologies, Inc. (a)(d)	1,314	7,805
MDI, Inc. (a)	3,700	222
Measurement Specialties, Inc. (a)	9,947	36,406
Mercury Computer Systems, Inc. (a)	16,844	103,927
Merix Corp. (a)	1,450	406
Merrimac Industries, Inc. (a)	500	980
Mesa Laboratories, Inc.	2,540	46,126
Methode Electronics, Inc. Class A	32,238	114,445
Mettler-Toledo International, Inc. (a)	23,066	1,229,648
Micronetics, Inc. (a)	1,137	2,956
MOCON, Inc.	2,570	20,046
Molex, Inc.	90,000	1,023,300
MTS Systems Corp.	10,980	259,567
Multi-Fineline Electronix, Inc. (a)	2,695	38,458
National Instruments Corp.	42,603	734,050
Newport Corp. (a)	27,067	108,809
NU Horizons Electronics Corp. (a)	4,122	8,244
OSI Systems, Inc. (a)	12,633	199,601
Park Electrochemical Corp.	11,387	178,890
PC Connection, Inc. (a)	2,687	9,754
PC Mall, Inc. (a)	500	1,630
Planar Systems, Inc. (a)	2,649	1,325
Plexus Corp. (a)	30,922	397,348
RadiSys Corp. (a)(d)	4,060	24,766
Research Frontiers, Inc. (a)(d)	2,000	5,100
Richardson Electronics Ltd.	2,923	8,769
Rofin-Sinar Technologies, Inc. (a)(d)	19,978	292,678
Rogers Corp. (a)	16,541	301,873
Sanmina-SCI Corp. (a)	238,408	59,602
ScanSource, Inc. (a)(d)	22,961	364,391
SMART Modular Technologies (WWH), Inc. (a)	9,803	11,960
Spectrum Control, Inc. (a)	1,791	10,101
StockerYale, Inc. (a)	1,200	108
SYNNEX Corp. (a)(d)	6,678	98,968
Tech Data Corp. (a)(d)	35,292	610,199
Technitrol, Inc.	21,812	28,137
Trimble Navigation Ltd. (a)	84,063	1,185,288
TTM Technologies, Inc. (a)	52,954	244,118
Tyco Electronics Ltd.	306,546	2,906,056
Universal Display Corp. (a)(d)	21,705	130,881
Vishay Intertechnology, Inc. (a)	175,993	448,782

	Shares	Value
X-Rite, Inc. (a)	29,750	$ 38,378
Zygo Corp. (a)	11,433	46,761
		31,057,591
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)	118,490	2,143,484
Ariba, Inc. (a)	57,748	505,295
Art Technology Group, Inc. (a)	66,310	144,556
Autobytel, Inc. (a)	6,680	2,405
Bankrate, Inc. (a)(d)	10,845	241,844
Chordiant Software, Inc. (a)	6,787	14,524
Communication Intelligence Corp. (a)	3,800	276
comScore, Inc. (a)	7,000	63,140
DealerTrack Holdings, Inc. (a)	56,207	593,546
Digital River, Inc. (a)	26,281	628,642
DivX, Inc. (a)(d)	15,267	70,686
EarthLink, Inc. (a)	92,443	582,391
EasyLink Services International Corp. (a)	600	1,350
eBay, Inc. (a)	749,782	8,150,130
Equinix, Inc. (a)(d)	20,609	956,464
Google, Inc. Class A (sub. vtg.) (a)	154,570	52,243,114
GSI Commerce, Inc. (a)	6,423	71,231
I-Many, Inc. (a)	5,700	969
IAC/InterActiveCorp (a)	57,159	853,384
iMergent, Inc.	7,660	33,704
InfoSpace, Inc. (a)	22,445	118,734
Innodata Isogen, Inc. (a)	10,986	29,113
Internap Network Services Corp. (a)(d)	31,452	95,929
Internet America, Inc. (a)	4,200	798
Internet Capital Group, Inc. (a)	38,165	154,568
Interwoven, Inc. (a)	35,357	568,187
iPass, Inc. (a)	26,101	24,013
j2 Global Communications, Inc. (a)	26,750	501,028
Jupiter Media Metrix, Inc. (a)	4,711	0
Keynote Systems, Inc. (a)	20,911	154,114
Liquidity Services, Inc. (a)	10,000	47,000
LoopNet, Inc. (a)	31,319	183,529
Marchex, Inc. Class B (d)	33,368	135,808
MIVA, Inc. (a)	3,079	323
ModusLink Global Solutions, Inc. (a)	27,194	51,669
Move, Inc. (a)	41,866	67,823
NIC, Inc.	15,017	74,785
Omniture, Inc. (a)(d)	58,093	659,936
On2.Com, Inc. (a)(d)	22,666	7,253
Onstream Media Corp. (a)	206	35
Openwave Systems, Inc. (a)	28,230	23,149
Perficient, Inc. (a)	16,992	59,812
RealNetworks, Inc. (a)	49,719	114,354
S1 Corp. (a)	50,691	288,939
Saba Software, Inc. (a)	3,088	5,898
SAVVIS, Inc. (d)	49,706	278,851
Selectica, Inc. (a)	12,868	3,860
SonicWALL, Inc. (a)	60,735	268,449
Supportsoft, Inc. (a)	12,011	20,899
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Switch & Data Facilities Co., Inc. (a)	16,274	$ 100,085
Terremark Worldwide, Inc. (a)(d)	7,893	21,706
The Knot, Inc. (a)	15,066	93,259
TheStreet.com, Inc.	4,299	8,469
United Online, Inc.	83,735	390,205
ValueClick, Inc. (a)	52,554	329,514
VeriSign, Inc. (a)(d)	133,410	2,578,815
Vignette Corp. (a)	23,657	156,373
VistaPrint Ltd. (a)(d)	23,150	567,175
Vocus, Inc. (a)	13,408	223,109
Web.com, Inc. (a)	15,761	47,283
WebMD Health Corp. Class A (a)(d)	8,782	203,567
WebMediaBrands, Inc. (a)	1,200	552
Websense, Inc. (a)	27,212	303,686
Yahoo!, Inc. (a)(d)	879,667	11,637,994
Zix Corp. (a)	10,905	10,687
		87,912,470
IT Services - 1.7%
Accenture Ltd. Class A	373,100	10,890,789
Acxiom Corp.	35,587	294,660
Affiliated Computer Services, Inc. Class A (a)	65,000	3,030,950
Alliance Data Systems Corp. (a)(d)	44,989	1,331,674
Automatic Data Processing, Inc.	345,713	11,806,099
Broadridge Financial Solutions, Inc.	94,000	1,502,120
CACI International, Inc. Class A (a)	21,000	898,170
Ciber, Inc. (a)	37,145	96,206
Cognizant Technology Solutions Corp. Class A (a)	193,929	3,568,294
Computer Sciences Corp. (a)	103,000	3,578,220
Convergys Corp. (a)	67,686	436,575
CSG Systems International, Inc. (a)	20,682	279,621
CSP, Inc. (a)	4,299	12,037
CyberSource Corp. (a)	60,885	750,103
DST Systems, Inc. (a)	27,403	806,196
Edgewater Technology, Inc. (a)	3,344	9,865
eLoyalty Corp. (a)	5,011	20,044
ePresence, Inc. (a)	600	0
Euronet Worldwide, Inc. (a)	26,723	261,618
Fidelity National Information Services, Inc.	124,000	2,170,000
Fiserv, Inc. (a)	108,000	3,522,960
Forrester Research, Inc. (a)	9,538	174,927
Gartner, Inc. Class A (a)	46,439	469,498
Genpact Ltd. (a)	29,700	235,224
Gevity HR, Inc.	6,603	14,064
Global Cash Access Holdings, Inc. (a)	20,102	56,487
Global Payments, Inc.	53,000	1,626,040
Hackett Group, Inc. (a)	2,704	6,922
Heartland Payment Systems, Inc.	35,890	197,754
Hewitt Associates, Inc. Class A (a)	55,712	1,643,504

	Shares	Value
iGate Corp.	5,233	$ 15,699
infoGROUP, Inc.	18,601	55,059
Integral Systems, Inc. (a)	21,096	192,606
Lender Processing Services, Inc.	67,792	1,775,472
Lionbridge Technologies, Inc. (a)	21,896	28,684
ManTech International Corp. Class A (a)	16,496	860,596
Mastech Holdings, Inc. (a)	348	592
MasterCard, Inc. Class A (d)	57,221	9,042,635
Maximus, Inc.	18,351	676,234
Metavante Holding Co. (a)	59,150	994,312
MoneyGram International, Inc. (a)	39,244	54,942
NCI, Inc. Class A (a)	7,500	204,000
NeuStar, Inc. Class A (a)(d)	50,349	779,906
Online Resources Corp. (a)	30,570	90,487
Paychex, Inc.	220,115	4,855,737
Perot Systems Corp. Class A (a)	55,000	625,900
PFSweb, Inc. (a)	2,111	1,837
RightNow Technologies, Inc. (a)	14,127	112,310
Safeguard Scientifics, Inc. (a)	143,814	73,345
SAIC, Inc. (a)	125,000	2,363,750
Sapient Corp. (a)	39,014	149,424
SRA International, Inc. Class A (a)	17,782	241,480
StarTek, Inc. (a)	2,269	7,147
Storage Engine, Inc. (a)	434	0
Syntel, Inc. (d)	6,687	136,014
Technology Solutions Co. (a)	455	965
Teletech Holdings, Inc. (a)	22,443	194,356
The Management Network Group, Inc. (a)	1,200	312
The Western Union Co.	482,700	5,386,932
TNS, Inc. (a)	21,195	141,795
Total System Services, Inc.	141,339	1,778,045
TSR, Inc.	100	163
Unisys Corp. (a)	238,680	85,925
VeriFone Holdings, Inc. (a)(d)	28,844	125,183
Visa, Inc.	295,359	16,749,809
Wilhelmina International, Inc. (a)	1,200	168
Wright Express Corp. (a)	24,382	356,952
		97,849,394
Office Electronics - 0.1%
Xerox Corp.	590,302	3,057,764
Zebra Technologies Corp. Class A (a)	42,299	743,193
		3,800,957
Semiconductors & Semiconductor Equipment - 2.3%
Actel Corp. (a)	19,572	177,518
Advanced Analogic Technologies, Inc. (a)	28,971	91,259
Advanced Energy Industries, Inc. (a)	22,632	152,992
Advanced Micro Devices, Inc. (a)(d)	325,938	710,545
AEHR Test Systems (a)	3,637	3,892
Aetrium, Inc. (a)	2,400	3,384
Altera Corp.	200,000	3,066,000
Amkor Technology, Inc. (a)	62,259	106,463
Amtech Systems, Inc. (a)	4,180	12,415
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ANADIGICS, Inc. (a)(d)	46,131	$ 74,732
Analog Devices, Inc.	192,479	3,587,809
Applied Materials, Inc. (d)	900,191	8,290,759
Applied Micro Circuits Corp. (a)	44,590	160,970
Asyst Technologies, Inc. (a)	6,605	1,321
Atheros Communications, Inc. (a)	40,105	484,468
Atmel Corp. (a)	282,925	1,010,042
ATMI, Inc. (a)	20,924	278,289
Axcelis Technologies, Inc. (a)	87,927	27,961
AXT, Inc. (a)	6,090	5,542
Broadcom Corp. Class A (a)(d)	287,787	4,734,096
Brooks Automation, Inc. (a)	54,086	231,488
Cabot Microelectronics Corp. (a)	28,192	580,191
California Micro Devices Corp. (a)	1,400	2,926
Cavium Networks, Inc. (a)	42,346	402,710
Ceva, Inc. (a)	3,705	21,748
Cirrus Logic, Inc. (a)	72,913	258,841
Cohu, Inc.	16,269	137,798
Conexant Systems, Inc. (a)	15,804	6,982
Cree, Inc. (a)(d)	55,499	1,090,000
Cymer, Inc. (a)	29,899	552,235
Cypress Semiconductor Corp. (a)	92,993	517,041
Diodes, Inc. (a)	58,821	457,627
DSP Group, Inc. (a)	29,152	161,794
Electroglas, Inc. (a)	5,581	614
EMCORE Corp. (a)(d)	46,234	31,827
Entegris, Inc. (a)	120,306	73,387
Exar Corp. (a)	31,629	185,030
Fairchild Semiconductor International, Inc. (a)	82,940	290,290
FEI Co. (a)	29,919	428,141
FormFactor, Inc. (a)(d)	40,019	578,675
FSI International, Inc. (a)	5,015	1,254
Hi/fn, Inc. (a)	1,922	7,515
Hittite Microwave Corp. (a)	10,757	296,678
Ikanos Communications, Inc. (a)	40,760	58,287
Integrated Device Technology, Inc. (a)	92,539	414,575
Integrated Silicon Solution, Inc. (a)	3,011	4,246
Intel Corp.	3,796,033	48,361,460
International Rectifier Corp. (a)	56,202	705,335
Intersil Corp. Class A	90,212	912,043
Intest Corp. (a)	2,530	557
IXYS Corp.	12,418	104,684
KLA-Tencor Corp.	114,466	1,974,539
Kopin Corp. (a)	11,225	17,848
Kulicke & Soffa Industries, Inc. (a)	45,820	61,857
Lam Research Corp. (a)(d)	89,276	1,746,239
Lattice Semiconductor Corp. (a)	90,325	116,519
Leadis Technology, Inc. (a)	8,517	3,918
Linear Technology Corp. (d)	129,395	2,820,811
LSI Corp. (a)(d)	463,843	1,345,145

	Shares	Value
LTX-Credence Corp. (a)	32,421	$ 6,484
Marvell Technology Group Ltd. (a)	321,396	2,413,684
Mattson Technology, Inc. (a)	45,794	26,103
Maxim Integrated Products, Inc.	220,000	2,662,000
MEMC Electronic Materials, Inc. (a)	154,383	2,317,289
Micrel, Inc.	15,707	104,452
Micro Component Technology, Inc. (a)	4,500	2
Microchip Technology, Inc.	115,884	2,175,143
Micron Technology, Inc. (a)(d)	553,368	1,781,845
Microsemi Corp. (a)	49,522	500,667
Microtune, Inc. (a)	70,701	115,950
Mindspeed Technologies, Inc. (a)(d)	6,021	4,757
MIPS Technologies, Inc. (a)	7,762	15,524
MKS Instruments, Inc. (a)	29,413	370,310
Monolithic Power Systems, Inc. (a)	16,235	210,243
MoSys, Inc. (a)	5,107	8,682
Nanometrics, Inc. (a)	800	1,024
National Semiconductor Corp.	141,597	1,543,407
Netlogic Microsystems, Inc. (a)(d)	25,704	609,442
Novellus Systems, Inc. (a)	77,164	983,841
NVIDIA Corp. (a)(d)	382,787	3,169,476
Omnivision Technologies, Inc. (a)	37,889	257,266
ON Semiconductor Corp. (a)	240,307	879,524
PDF Solutions, Inc. (a)	5,015	5,165
Pericom Semiconductor Corp. (a)	20,374	109,408
Photronics, Inc. (a)	15,942	14,667
Pixelworks, Inc. (a)	2,229	1,204
PLX Technology, Inc. (a)	4,640	9,930
PMC-Sierra, Inc. (a)	148,931	761,037
Power Integrations, Inc.	34,534	633,699
QuickLogic Corp. (a)	5,724	4,980
Rambus, Inc. (a)(d)	65,764	562,940
Ramtron International Corp. (a)	5,613	6,736
RF Micro Devices, Inc. (a)	130,039	118,335
Rudolph Technologies, Inc. (a)	4,324	11,718
Semitool, Inc. (a)	5,613	13,976
Semtech Corp. (a)	46,483	546,175
Sigma Designs, Inc. (a)(d)	14,725	202,027
Silicon Image, Inc. (a)	50,890	118,065
Silicon Laboratories, Inc. (a)(d)	39,553	866,211
Silicon Storage Technology, Inc. (a)	22,297	32,554
SiRF Technology Holdings, Inc. (a)(d)	35,595	65,139
Skyworks Solutions, Inc. (a)	117,453	763,445
Spansion, Inc. Class A (a)	79,603	3,980
SRS Labs, Inc. (a)	3,224	15,798
Standard Microsystems Corp. (a)	15,940	248,186
Supertex, Inc. (a)	7,545	157,389
Techwell, Inc. (a)	12,000	66,000
Tegal Corp. (a)	508	538
Teradyne, Inc. (a)	98,103	405,165
Tessera Technologies, Inc. (a)	37,851	408,791
Texas Instruments, Inc.	881,942	12,655,868
Transwitch Corp. (a)	19,355	5,419
Trident Microsystems, Inc. (a)	25,747	33,214
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Trio-Tech International	4,299	$ 6,019
TriQuint Semiconductor, Inc. (a)	118,241	275,502
Ultra Clean Holdings, Inc. (a)	15,000	17,550
Ultratech, Inc. (a)	32,001	351,371
Varian Semiconductor Equipment Associates, Inc. (a)	45,773	835,357
Veeco Instruments, Inc. (a)	23,319	99,339
Virage Logic Corp. (a)	3,759	10,751
Volterra Semiconductor Corp. (a)	21,029	170,335
White Electronic Designs Corp. (a)	3,800	15,124
Xilinx, Inc.	182,000	3,217,760
Zoran Corp. (a)	59,085	307,242
		132,254,536
Software - 3.6%
ACI Worldwide, Inc. (a)(d)	38,108	680,609
Activision Blizzard, Inc. (a)	390,000	3,911,700
Actuate Corp. (a)	49,055	175,617
Adept Technology, Inc. (a)	680	1,428
Adobe Systems, Inc. (a)(d)	358,261	5,982,959
Advent Software, Inc. (a)(d)	15,807	430,583
American Software, Inc. Class A	4,418	16,877
Ansys, Inc. (a)	63,999	1,290,860
Authentidate Holding Corp. (a)	1,900	494
Autodesk, Inc. (a)	145,350	1,844,492
Bitstream, Inc. Class A (a)	6,051	27,108
Blackbaud, Inc.	31,757	325,192
Blackboard, Inc. (a)	20,402	559,831
BMC Software, Inc. (a)	121,417	3,597,586
Borland Software Corp. (a)	26,015	10,926
Bottomline Technologies, Inc. (a)	26,416	154,534
BSQUARE Corp. (a)	300	453
CA, Inc.	280,000	4,746,000
Cadence Design Systems, Inc. (a)	230,461	967,936
Catapult Communications Corp. (a)	1,791	11,767
Citrix Systems, Inc. (a)(d)	123,000	2,531,340
CommVault Systems, Inc. (a)	53,307	582,646
Compuware Corp. (a)	152,129	899,082
Concur Technologies, Inc. (a)(d)	35,353	742,059
Convera Corp. Class A (a)	2,323	372
Datawatch Corp. (a)	2,268	2,631
Double-Take Software, Inc. (a)	15,000	103,800
Dynamics Research Corp. (a)	2,841	22,387
Electronic Arts, Inc. (a)	211,492	3,449,435
Entrust, Inc. (a)	15,334	23,921
Epicor Software Corp. (a)(d)	38,816	109,073
EPIQ Systems, Inc. (a)	26,916	454,073
FactSet Research Systems, Inc. (d)	30,000	1,156,200
Fair Isaac Corp.	50,575	553,796
FalconStor Software, Inc. (a)	18,520	46,300
GSE Systems, Inc. (a)	452	2,387

	Shares	Value
i2 Technologies, Inc. (a)	13,978	$ 104,695
Informatica Corp. (a)	51,545	664,931
Interactive Intelligence, Inc. (a)	2,508	22,321
Intuit, Inc. (a)(d)	196,447	4,477,027
Jack Henry & Associates, Inc.	53,627	854,278
JDA Software Group, Inc. (a)	27,990	271,503
Kenexa Corp. (a)	14,889	68,489
Lawson Software, Inc. (a)	80,623	309,592
Macrovision Solutions Corp. (a)	45,679	718,531
Magma Design Automation, Inc. (a)	31,318	34,450
Manhattan Associates, Inc. (a)	23,929	354,388
McAfee, Inc. (a)	103,000	2,878,850
Mentor Graphics Corp. (a)	54,371	240,864
MICROS Systems, Inc. (a)	65,052	1,046,036
Microsoft Corp.	5,403,889	87,272,807
MicroStrategy, Inc. Class A (a)	14,720	537,722
MSC.Software Corp. (a)	32,093	148,270
NetScout Systems, Inc. (a)	9,157	120,964
NetSol Technologies, Inc. (a)	20	7
Novell, Inc. (a)	266,027	840,645
Nuance Communications, Inc. (a)(d)	113,977	1,009,836
Opnet Technologies, Inc. (a)	5,444	49,867
Oracle Corp. (a)	2,677,981	41,615,825
Parametric Technology Corp. (a)	82,569	672,112
Peerless Systems Corp. (a)	200	380
Pegasystems, Inc.	4,263	61,089
Pervasive Software, Inc. (a)	4,889	17,454
Phoenix Technologies Ltd. (a)	13,582	31,782
Plato Learning, Inc. (a)	2,149	3,438
Progress Software Corp. (a)	36,598	583,372
PROS Holdings, Inc. (a)	15,000	69,150
QAD, Inc.	4,871	12,226
Quality Systems, Inc. (d)	16,154	625,321
Quest Software, Inc. (a)	35,867	405,297
Radiant Systems, Inc. (a)	15,620	43,892
Red Hat, Inc. (a)	132,948	1,820,058
Renaissance Learning, Inc.	5,254	37,356
Salesforce.com, Inc. (a)(d)	72,121	2,019,388
Smith Micro Software, Inc. (a)(d)	4,403	18,713
Soapstone Networks, Inc. (a)	2,866	9,429
Solera Holdings, Inc. (a)	43,993	914,614
Sonic Foundry, Inc. (a)	1,800	954
Sonic Solutions, Inc.	21,391	21,177
Sourcefire, Inc. (a)	3,343	22,632
SourceForge, Inc. (a)	13,735	11,400
SPSS, Inc. (a)	15,992	401,559
StorageNetworks, Inc. (a)	13,600	0
SumTotal Systems, Inc. (a)	22,682	38,333
Sybase, Inc. (a)(d)	54,071	1,469,650
Symantec Corp. (a)	572,811	7,921,976
Symyx Technologies, Inc. (a)	19,320	71,870
Synchronoss Technologies, Inc. (a)	14,204	135,506
Synopsys, Inc. (a)	96,141	1,791,107
Take-Two Interactive Software, Inc.	40,097	248,200
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Taleo Corp. Class A (a)	14,135	$ 127,215
TeleCommunication Systems, Inc. Class A (a)	40,000	330,000
THQ, Inc. (a)	42,616	106,540
TIBCO Software, Inc. (a)	106,205	512,970
TiVo, Inc. (a)	56,834	402,953
Tyler Technologies, Inc. (a)	34,991	476,228
Ultimate Software Group, Inc. (a)(d)	18,927	245,105
Vasco Data Security International, Inc. (a)	22,415	110,730
Versant Corp. (a)	320	4,675
VMware, Inc. Class A (a)(d)	23,363	485,016
Wayside Technology Group, Inc.	1,433	10,203
Wind River Systems, Inc. (a)	76,130	574,782
		201,924,204
TOTAL INFORMATION TECHNOLOGY		924,341,211
MATERIALS - 3.3%
Chemicals - 1.9%
A. Schulman, Inc.	16,718	238,900
Air Products & Chemicals, Inc.	136,808	6,327,370
Airgas, Inc.	49,122	1,512,466
Albemarle Corp.	56,252	1,088,476
American Pacific Corp. (a)	800	4,000
American Vanguard Corp.	9,611	132,728
Arch Chemicals, Inc.	25,671	461,565
Ashland, Inc.	47,187	278,875
Balchem Corp.	13,014	270,041
Cabot Corp.	29,997	314,369
Calgon Carbon Corp. (a)	38,444	563,205
Celanese Corp. Class A	110,825	946,446
CF Industries Holdings, Inc.	39,725	2,555,509
Chemtura Corp.	165,560	56,290
Cytec Industries, Inc.	26,348	405,759
Dow Chemical Co.	628,817	4,502,330
E.I. du Pont de Nemours & Co.	624,032	11,706,840
Eastman Chemical Co.	40,350	828,789
Ecolab, Inc.	116,844	3,713,302
Eden Bioscience Corp. (a)	930	1,190
Ferro Corp.	33,071	48,614
Flotek Industries, Inc. (a)(d)	12,942	25,884
FMC Corp.	50,000	2,021,500
GenTek, Inc. (a)	4,202	58,744
Georgia Gulf Corp.	20,139	13,493
H.B. Fuller Co.	28,660	326,724
Hawkins, Inc.	6,199	80,959
Huntsman Corp.	55,789	147,283
ICO, Inc. (a)	28,426	45,766
Innophos Holdings, Inc.	19,698	209,193
International Flavors & Fragrances, Inc.	54,187	1,425,660
Intrepid Potash, Inc. (d)	16,730	375,421

	Shares	Value
Koppers Holdings, Inc.	29,186	$ 389,925
Kronos Worldwide, Inc.	87	457
Landec Corp. (a)	21,495	102,316
LSB Industries, Inc. (a)(d)	15,233	131,918
Lubrizol Corp.	43,000	1,182,070
Material Sciences Corp. (a)	1,552	1,568
Minerals Technologies, Inc.	16,405	490,838
Monsanto Co.	369,908	28,212,883
Nalco Holding Co.	86,882	987,848
Nanophase Technologies Corp. (a)	4,415	3,753
NewMarket Corp.	8,586	296,818
NL Industries, Inc.	6,360	58,957
Olin Corp.	40,214	419,834
OM Group, Inc. (a)	16,631	257,781
OMNOVA Solutions, Inc. (a)	3,702	3,147
Penford Corp.	7,525	36,722
PolyOne Corp. (a)	82,298	132,500
PPG Industries, Inc.	109,905	3,413,649
Praxair, Inc.	210,894	11,968,235
Quaker Chemical Corp.	16,836	94,787
Rockwood Holdings, Inc. (a)	25,618	150,890
Rohm & Haas Co.	80,046	4,167,995
RPM International, Inc.	83,000	899,720
Sensient Technologies Corp.	40,668	821,494
Sigma Aldrich Corp.	73,776	2,633,803
Solutia, Inc. (a)	86,873	325,774
Spartech Corp.	13,865	34,385
Stepan Co.	9,873	280,196
Terra Industries, Inc.	84,445	2,177,837
Terra Nitrogen Co. LP	4,070	495,523
The Mosaic Co.	103,266	4,445,601
The Scotts Miracle-Gro Co. Class A (d)	26,966	753,160
Valspar Corp.	56,080	936,536
W.R. Grace & Co. (a)	30,882	172,939
Westlake Chemical Corp.	10,398	129,871
Zep, Inc.	16,537	130,808
Zoltek Companies, Inc. (a)(d)	46,821	267,816
		107,698,045
Construction Materials - 0.1%
Eagle Materials, Inc. (d)	40,054	763,830
Headwaters, Inc. (a)(d)	58,586	116,000
Martin Marietta Materials, Inc.	26,670	2,041,855
Texas Industries, Inc. (d)	14,848	239,053
U.S. Concrete, Inc. (a)	30,514	46,686
Vulcan Materials Co. (d)	61,524	2,547,709
		5,755,133
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	4,716	61,544
Aptargroup, Inc.	39,440	1,106,686
Ball Corp.	63,000	2,538,270
Bemis Co., Inc.	67,911	1,261,107
Caraustar Industries, Inc. (a)	6,248	216
Crown Holdings, Inc. (a)	110,480	2,328,918
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Graphic Packaging Holding Co. (a)	22,196	$ 17,757
Greif, Inc. Class A	16,522	508,052
MOD-PAC Corp. (sub. vtg.) (a)	1,150	1,645
Myers Industries, Inc.	14,920	58,934
Owens-Illinois, Inc. (a)	113,761	1,754,195
Packaging Corp. of America	79,314	839,935
Pactiv Corp. (a)	85,000	1,345,550
Rock-Tenn Co. Class A	21,495	593,477
Sealed Air Corp.	108,108	1,206,485
Silgan Holdings, Inc.	19,066	935,378
Sonoco Products Co.	62,797	1,210,098
Temple-Inland, Inc.	46,513	220,937
		15,989,184
Metals & Mining - 0.8%
A.M. Castle & Co.	9,744	71,034
AK Steel Holding Corp.	63,408	391,861
Alcoa, Inc. (d)	533,625	3,324,484
Allegheny Technologies, Inc.	54,444	1,070,913
Amcol International Corp.	17,731	214,013
Brush Engineered Materials, Inc. (a)	25,983	322,189
Carpenter Technology Corp.	27,979	383,312
Century Aluminum Co. (a)	29,121	64,649
Cliffs Natural Resources, Inc.	73,983	1,141,558
Coeur d'Alene Mines Corp. (a)(d)	323,015	245,491
Commercial Metals Co.	66,569	679,669
Compass Minerals International, Inc.	18,739	978,551
Freeport-McMoRan Copper & Gold, Inc. Class B (d)	261,004	7,939,742
General Moly, Inc. (a)	29,643	22,529
Haynes International, Inc. (a)	10,049	135,662
Hecla Mining Co. (a)(d)	121,418	184,555
Horsehead Holding Corp. (a)	45,973	175,157
Kaiser Aluminum Corp.	10,073	222,009
Newmont Mining Corp.	308,398	12,838,609
Nucor Corp.	194,000	6,528,100
Olympic Steel, Inc.	11,152	138,062
Reliance Steel & Aluminum Co.	39,000	927,810
Royal Gold, Inc. (d)	22,000	890,120
RTI International Metals, Inc. (a)(d)	17,993	195,044
Schnitzer Steel Industries, Inc. Class A	15,000	429,600
Southern Copper Corp.	143,020	1,960,804
Steel Dynamics, Inc.	136,279	1,137,930
Stillwater Mining Co. (a)	19,745	62,394
Synalloy Corp.	700	3,633
Titanium Metals Corp.	70,000	408,800
United States Steel Corp.	81,682	1,606,685
Universal Stainless & Alloy Products, Inc. (a)	3,224	32,885
Worthington Industries, Inc.	49,734	407,819
		45,135,673

	Shares	Value
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. (a)	25,311	$ 11,390
Buckeye Technologies, Inc. (a)	19,818	44,789
Clearwater Paper Corp. (a)	8,645	85,326
Deltic Timber Corp.	16,733	523,743
Domtar Corp. (a)	273,246	215,864
Glatfelter	43,011	267,528
International Paper Co.	293,172	1,668,149
Louisiana-Pacific Corp.	78,927	127,862
MeadWestvaco Corp.	117,733	1,099,626
Neenah Paper, Inc.	13,013	68,318
Schweitzer-Mauduit International, Inc.	13,459	204,577
Wausau-Mosinee Paper Corp.	43,208	239,804
Weyerhaeuser Co.	142,634	3,446,037
		8,003,013
TOTAL MATERIALS		182,581,048
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.0%
8X8, Inc. (a)(d)	1,000	500
Alaska Communication Systems Group, Inc. (d)	42,393	266,652
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc.	4,047,500	96,209,075
Atlantic Tele-Network, Inc.	5,000	104,250
Broadcast International, Inc. (a)(d)	270	378
Cbeyond, Inc. (a)(d)	40,071	577,423
CenturyTel, Inc. (d)	62,728	1,651,628
Cincinnati Bell, Inc. (a)	143,413	238,066
Cogent Communications Group, Inc. (a)(d)	22,164	146,726
Consolidated Communications Holdings, Inc.	31,380	303,445
D&E Communications, Inc.	4,944	33,372
Embarq Corp.	89,338	3,124,150
FairPoint Communications, Inc.	64,815	127,686
Frontier Communications Corp.	215,912	1,554,566
General Communications, Inc. Class A (a)	26,997	145,514
Global Crossing Ltd. (a)	20,490	149,987
HickoryTech Corp.	540	2,689
iBasis, Inc. (a)	13,800	8,694
IDT Corp. Class B (a)	13,297	12,100
Iowa Telecommunication Services, Inc. (d)	32,482	440,456
Level 3 Communications, Inc. (a)(d)	1,003,843	803,074
NTELOS Holdings Corp.	25,472	488,298
PAETEC Holding Corp. (a)	54,655	80,343
Premiere Global Services, Inc. (a)	33,000	275,880
Qwest Communications International, Inc. (d)	925,286	3,136,720
Shenandoah Telecommunications Co. (d)	16,047	339,394
SureWest Communications	9,983	109,314
tw telecom, inc. (a)	96,977	779,695
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.	1,949,790	$ 55,627,509
Vonage Holdings Corp. (a)	6,797	2,379
Windstream Corp.	298,738	2,228,585
XETA Technologies, Inc. (a)	2,000	3,680
		168,972,228
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	267,607	7,792,716
Centennial Communications Corp. Class A (a)	69,964	575,804
Clearwire Corp. Class A (a)(d)	85,640	275,761
Crown Castle International Corp. (a)(d)	165,038	2,894,767
FiberTower Corp. (a)	27,468	2,747
IPCS, Inc. (a)	17,565	144,911
Leap Wireless International, Inc. (a)(d)	30,698	832,223
MetroPCS Communications, Inc. (a)(d)	160,489	2,327,091
NII Holdings, Inc. (a)	113,295	1,451,309
SBA Communications Corp. Class A (a)	88,053	1,829,741
Sprint Nextel Corp. (a)	1,896,765	6,240,357
Syniverse Holdings, Inc. (a)	30,577	462,630
Telephone & Data Systems, Inc.	65,514	1,932,663
Terrestar Corp. (a)	26,200	12,052
U.S. Cellular Corp. (a)	6,963	239,527
USA Mobility, Inc.	19,338	176,749
Virgin Mobile USA, Inc. Class A (a)	12,612	13,243
		27,204,291
TOTAL TELECOMMUNICATION SERVICES		196,176,519
UTILITIES - 4.4%
Electric Utilities - 2.2%
Allegheny Energy, Inc.	109,775	2,595,081
Allete, Inc.	24,283	646,899
American Electric Power Co., Inc.	270,655	7,591,873
Brookfield Infrastructure Partners LP	16,800	195,216
Central Vermont Public Service Corp.	9,866	203,240
Cleco Corp.	37,059	760,451
DPL, Inc.	74,219	1,491,802
Duke Energy Corp.	855,627	11,525,296
Edison International	198,076	5,391,629
El Paso Electric Co. (a)	36,448	515,010
Empire District Electric Co.	35,028	483,737
Enernoc, Inc. (a)(d)	6,824	75,610
Entergy Corp.	127,763	8,609,949
Exelon Corp.	451,394	21,314,825
FirstEnergy Corp.	207,716	8,840,393
FPL Group, Inc.	254,893	11,554,300
Great Plains Energy, Inc.	79,381	1,074,819
Hawaiian Electric Industries, Inc.	60,517	839,371
IDACORP, Inc.	24,625	599,373
ITC Holdings Corp.	35,000	1,292,550
MGE Energy, Inc.	15,941	479,505

	Shares	Value
Northeast Utilities	101,710	$ 2,228,466
NV Energy, Inc.	164,486	1,524,785
Pepco Holdings, Inc.	144,996	2,174,940
Pinnacle West Capital Corp.	68,015	1,786,074
Portland General Electric Co.	33,371	547,952
PPL Corp.	256,269	7,147,342
Progress Energy, Inc.	186,787	6,615,996
Southern Co.	515,879	15,636,292
UIL Holdings Corp.	17,871	366,713
Unisource Energy Corp.	26,415	664,073
Unitil Corp.	2,363	45,488
Westar Energy, Inc.	68,366	1,155,385
		125,974,435
Gas Utilities - 0.4%
AGL Resources, Inc.	55,000	1,525,700
Amerigas Partners LP	23,000	661,940
Atmos Energy Corp.	63,192	1,379,481
Chesapeake Utilities Corp.	9,171	243,490
Delta Natural Gas Co., Inc.	1,791	38,381
Energen Corp.	45,000	1,206,000
EQT Corp.	88,500	2,721,375
Ferrellgas Partners LP	20,553	282,809
Laclede Group, Inc.	15,031	594,927
National Fuel Gas Co. New Jersey	44,814	1,358,312
New Jersey Resources Corp.	26,800	939,876
Nicor, Inc. (d)	30,000	941,400
Northwest Natural Gas Co.	23,927	979,811
ONEOK, Inc.	65,000	1,452,100
Piedmont Natural Gas Co., Inc.	42,272	1,020,446
Questar Corp.	118,939	3,429,011
South Jersey Industries, Inc.	22,199	800,496
Southwest Gas Corp.	26,857	523,443
Spectra Energy Partners, LP	10,000	221,800
Suburban Propane Partners LP	23,000	830,530
UGI Corp.	77,269	1,853,683
WGL Holdings, Inc.	32,132	975,528
		23,980,539
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	439,430	2,768,409
AMEN Properties, Inc. (a)	75	245
Black Hills Corp.	33,948	604,614
Calpine Corp. (a)	264,405	1,488,600
Constellation Energy Group, Inc.	118,540	2,342,350
Dynegy, Inc. Class A (a)	348,704	453,315
Mirant Corp. (a)(d)	148,255	1,813,159
NRG Energy, Inc. (a)(d)	154,552	2,921,033
Ormat Technologies, Inc. (d)	19,662	505,117
Reliant Energy, Inc. (a)	211,029	730,160
Renegy Holdings, Inc. (a)	1,129	756
		13,627,758
Multi-Utilities - 1.4%
Alliant Energy Corp.	67,078	1,551,514
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Ameren Corp.	139,291	$ 3,312,340
Avista Corp.	36,653	524,504
CenterPoint Energy, Inc.	211,575	2,183,454
CH Energy Group, Inc.	16,309	679,433
CMS Energy Corp. (d)	154,517	1,708,958
Consolidated Edison, Inc.	182,954	6,624,764
Dominion Resources, Inc.	393,946	11,889,290
DTE Energy Co.	110,396	2,955,301
Integrys Energy Group, Inc.	52,000	1,250,600
MDU Resources Group, Inc.	105,095	1,591,138
NiSource, Inc.	184,905	1,617,919
NorthWestern Energy Corp.	40,771	835,398
NSTAR	71,901	2,313,055
OGE Energy Corp.	63,629	1,394,748
PG&E Corp.	250,327	9,567,498
PNM Resources, Inc.	82,308	632,949
Public Service Enterprise Group, Inc.	348,665	9,515,068
SCANA Corp.	63,062	1,900,058
Sempra Energy	158,263	6,578,993
TECO Energy, Inc.	142,374	1,365,367
Vectren Corp.	58,914	1,228,946
Wisconsin Energy Corp.	76,000	3,026,320
Xcel Energy, Inc.	290,432	5,152,264
		79,399,879
Water Utilities - 0.1%
American States Water Co.	24,857	833,952
American Water Works Co., Inc.	32,900	610,295
Aqua America, Inc.	88,219	1,623,230
Artesian Resources Corp. Class A	3,752	52,716
California Water Service Group	20,626	809,777
Middlesex Water Co.	3,274	45,803
SJW Corp.	7,881	181,657
Southwest Water Co.	7,527	36,054
		4,193,484
TOTAL UTILITIES		247,176,095
TOTAL COMMON STOCKS (Cost $8,849,991,430)		5,374,605,229
U.S. Treasury Obligations - 0.6%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.28% to 1.51% 3/26/09 to 10/22/09 (e) (Cost $33,061,206)	$ 33,100,000	33,088,880
Money Market Funds - 10.9%
	Shares	Value
Fidelity Cash Central Fund, 0.59% (b)	130,320,222	$ 130,320,222
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	481,569,132	481,569,132
TOTAL MONEY MARKET FUNDS (Cost $611,889,354)		611,889,354
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $9,494,941,990)		6,019,583,463
NET OTHER ASSETS - (7.0)%		(394,501,352)
NET ASSETS - 100%		$ 5,625,082,111
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
159 CME E-mini S&P 500 Index Contracts	March 2009	$ 5,836,890	$ (1,115,905)
330 CME E-mini S&P Midcap 400 Index Contracts	March 2009	14,813,700	(1,228,864)
1,065 CME S&P 500 Index Contracts	March 2009	195,480,750	(22,536,889)
759 NYFE Russell 2000 Mini Index Contracts	March 2009	29,790,750	(3,384,253)
TOTAL EQUITY INDEX CONTRACTS		$ 245,922,090	$ (28,265,911)

The face value of futures purchased as a percentage of net assets - 4.4%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 100 basis points with JPMorgan Chase, Inc.	Oct. 2009	$ 2,717,280	$ 132,280
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $30,559,136.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Lantronix, Inc. warrants 2/9/11	4/1/08	$ 3
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,450,496
Fidelity Securities Lending Cash Central Fund	6,565,759
Total	$ 12,016,255
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,019,583,463	$ 5,986,494,539	$ 33,088,924	$ -
Other Financial Instruments*	$ (28,133,631)	$ (28,265,911)	$ 132,280	$ -
* Other financial instruments include Futures Contracts and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	725
Cost of Purchases	-
Proceeds of Sales	(725)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $160,154,968, all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $98,656,137 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009

Assets
Investment in securities, at value (including securities loaned of $453,665,886) - See accompanying schedule: Unaffiliated issuers (cost $8,883,052,636)	$ 5,407,694,109
Fidelity Central Funds (cost $611,889,354)	611,889,354
Total Investments (cost $9,494,941,990)		$ 6,019,583,463
Cash		64,522
Receivable for investments sold		6,709,086
Receivable for fund shares sold		73,292,083
Dividends receivable		19,001,313
Distributions receivable from Fidelity Central Funds		501,956
Unrealized appreciation on swap agreements		132,280
Other receivables		26,405
Total assets		6,119,311,108

Liabilities
Payable for investments purchased	$ 46,950
Payable for fund shares redeemed	7,692,791
Accrued management fee	356,061
Payable for daily variation on futures contracts	4,457,331
Other affiliated payables	91,139
Other payables and accrued expenses	15,593
Collateral on securities loaned, at value	481,569,132
Total liabilities		494,228,997

Net Assets		$ 5,625,082,111
Net Assets consist of:
Paid in capital		$ 9,366,911,971
Undistributed net investment income		22,781,198
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(261,118,876)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,503,492,182)
Net Assets		$ 5,625,082,111
Investor Class: Net Asset Value, offering price and redemption price per share ($3,358,024,929 ÷ 162,971,721 shares)		$ 20.60

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($2,267,057,182 ÷ 110,018,741 shares)		$ 20.61

Statement of Operations

	Year ended February 28, 2009

Investment Income
Dividends		$ 164,411,604
Interest		299,468
Income from Fidelity Central Funds (including $6,565,759 from security lending)		12,016,255
Total income		176,727,327

Expenses
Management fee	$ 5,288,103
Transfer agent fees	1,309,530
Independent trustees' compensation	39,745
Miscellaneous	26,164
Total expenses before reductions	6,663,542
Expense reductions	(36,613)	6,626,929
Net investment income (loss)		170,100,398
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(62,164,714)
Foreign currency transactions	84
Futures contracts	(166,949,145)
Swap agreements	(493,160)
Total net realized gain (loss)		(229,606,935)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,860,997,377)
Assets and liabilities in foreign currencies	1,858
Futures contracts	(2,984,715)
Swap agreements	396,199
Total change in net unrealized appreciation (depreciation)		(3,863,584,035)
Net gain (loss)		(4,093,190,970)
Net increase (decrease) in net assets resulting from operations		$ (3,923,090,572)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2009	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 170,100,398	$ 145,813,060
Net realized gain (loss)	(229,606,935)	51,408,191
Change in net unrealized appreciation (depreciation)	(3,863,584,035)	(615,313,954)
Net increase (decrease) in net assets resulting from operations	(3,923,090,572)	(418,092,703)
Distributions to shareholders from net investment income	(161,347,007)	(129,498,073)
Distributions to shareholders from net realized gain	(1,116,860)	(48,607,389)
Total distributions	(162,463,867)	(178,105,462)
Share transactions - net increase (decrease)	1,665,396,658	2,009,784,608
Redemption fees	718,259	360,546
Total increase (decrease) in net assets	(2,419,439,522)	1,413,946,989

Net Assets
Beginning of period	8,044,521,633	6,630,574,644
End of period (including undistributed net investment income of $22,781,198 and undistributed net investment income of $30,602,978, respectively)	$ 5,625,082,111	$ 8,044,521,633

Financial Highlights - Investor Class

Years ended February 28,

2009

2008 G

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 37.25	$ 39.68	$ 35.89	$ 32.89	$ 31.00
Income from Investment Operations
Net investment income (loss) B	.70	.76	.68	.56	.54 E
Net realized and unrealized gain (loss)	(16.70)	(2.30)	3.63	2.95	1.82
Total from investment operations	(16.00)	(1.54)	4.31	3.51	2.36
Distributions from net investment income	(.64)	(.65)	(.52)	(.51)	(.47)
Distributions from net realized gain	(.01)	(.24)	-	-	-
Total distributions	(.65) I	(.89)	(.52)	(.51)	(.47)
Redemption fees added to paid in capital B, H	-	-	-	-	-
Net asset value, end of period	$ 20.60	$ 37.25	$ 39.68	$ 35.89	$ 32.89
Total Return A	(43.32)%	(4.10)%	12.05%	10.73%	7.64%
Ratios to Average Net Assets C, F
Expenses before reductions	.10%	.10%	.10%	.10%	.38%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.17%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.17%
Net investment income (loss)	2.23%	1.84%	1.80%	1.67%	1.73% E
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,358,025	$ 4,479,327	$ 3,942,368	$ 1,971,617	$ 2,849,097
Portfolio turnover rate D	3%	4%	4%	6%	6%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Calculated based on average shares outstanding during the period. C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. D Amount does not include the portfolio activity of any underlying Fidelity Central Funds. E Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.49%. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the year ended February 29.
H Amount represents less than $.01 per share. I Total distributions of $.645 per share is comprised of distributions from net investment income of $.640 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,

2009

2008 I

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 37.25	$ 39.68	$ 35.89	$ 33.05
Income from Investment Operations
Net investment income (loss) D	.72	.77	.69	.24
Net realized and unrealized gain (loss)	(16.71)	(2.30)	3.63	3.02
Total from investment operations	(15.99)	(1.53)	4.32	3.26
Distributions from net investment income	(.65)	(.66)	(.53)	(.42)
Distributions from net realized gain	(.01)	(.24)	-	-
Total distributions	(.65) K	(.90)	(.53)	(.42)
Redemption fees added to paid in capital D, J	-	-	-	-
Net asset value, end of period	$ 20.61	$ 37.25	$ 39.68	$ 35.89
Total Return B, C	(43.28)%	(4.07)%	12.08%	9.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07% A
Expenses net of all reductions	.07%	.07%	.07%	.07% A
Net investment income (loss)	2.26%	1.87%	1.83%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,267,057	$ 3,565,194	$ 2,688,207	$ 1,744,010
Portfolio turnover rate F	3%	4%	4%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.654 per share is comprised of distributions from net investment income of $.649 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2009	Past 1 year	Past 5 years	Past 10 years
Spartan Extended Market Index Fund - Investor Class	-44.26%	-5.20%	0.03%
Spartan Extended Market Index Fund - Fidelity Advantage Class A	-44.25%	-5.18%	0.04%

A The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005 are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan Extended Market Index Fund - Investor Class on February 28, 1999. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones Wilshire 4500 Completion IndexSM performed over the same period.

Annual Report

Spartan Extended Market Index Fund

Management's Discussion of Fund Performance

Market Recap: The U.S. equity markets took it squarely on the chin during the 12 months ending February 28, 2009, battered by global recessionary fears, drum-tight credit markets and the rapid flight of capital away from risk and toward the investment sidelines. Stocks had performed reasonably well up until late last summer, in spite of high energy costs and slowing global economic growth. But beginning in September 2008, a succession of large financial institutions either collapsed, or came close to failing, as they struggled under the weight of toxic, asset-backed securities, which sent the equity markets into a turbulent downward spiral. Even as the federal government began a series of aggressive interventions to rescue the troubled financial services industry and to shore up deteriorating economic conditions, investors remained skittish and the equity markets' sell-off continued. The Standard & Poor's 500SM Index fell 43.32% for the year overall and lost more than 17% in value during the December-February time frame alone. All 10 of the S&P 500®'s market sectors landed deep in negative territory for the 12-month span. Meanwhile, the blue-chip Dow Jones Industrial AverageSM fell by a comparable 40.58% mark, and the small-cap-oriented Russell 2000® Index declined 42.38%. Elsewhere, the technology-heavy NASDAQ Composite® Index dropped 38.77%.

Comments from Jeffrey Adams, who oversees the Spartan® Extended Market Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC: For the year, the fund's Investor Class and Fidelity Advantage Class shares returned -44.26% and -44.25%, respectively, in line with the -44.56% return of the Dow Jones Wilshire 4500 Completion IndexSM. The worst-performing group was the materials sector, which fell nearly 56% during the past year. Other sectors to lose more than half of their value included energy, consumer discretionary and industrials. Even the best-performing sectors turned in big losses in absolute terms. Generally, the sectors that did the best consisted of relatively defensive businesses that suffered less in a weakening economy. Health care, led by pharmaceuticals/biotechnology/life science stocks - the market's best-performing industry overall - fell about 28%, while the utilities sector declined roughly 32%. Insurance conglomerate Berkshire Hathaway was the fund's biggest individual detractor by far, due to its big absolute decline and very large stake in the index. Mosaic fell on concerns about an oversupply of important fertilizer raw materials that the company makes. Economic worries weighed on casino operator Las Vegas Sands. Global cable and broadband company Liberty Global reported weaker earnings, while engineering and construction company McDermott International also lagged. On the positive side, shares of biotechnology company Genentech rose after the company received an initial acquisition offer from Swiss pharmaceutical firm Roche Holding. Credit card company MasterCard and independent energy producer Southwestern Energy contributed as well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Extended Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class A	5.7	3.8
Genentech, Inc.	2.5	1.5
Visa, Inc.	1.5	1.1
Accenture Ltd. Class A	1.0	0.8
Liberty Media Corp. - Entertainment Class A	0.6	0.4
Annaly Capital Management, Inc.	0.5	0.3
Kinder Morgan Energy Partners LP	0.4	0.3
The Mosaic Co.	0.4	0.5
Activision Blizzard, Inc.	0.4	0.3
Bunge Ltd.	0.4	0.4
	13.4
Market Sectors as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.2	20.1
Information Technology	14.7	14.7
Health Care	12.9	11.1
Industrials	11.6	14.3
Consumer Discretionary	11.4	11.4
Energy	8.6	10.7
Utilities	4.8	4.7
Materials	4.6	5.5
Consumer Staples	3.3	3.0
Telecommunication Services	1.7	1.6

Percentages are adjusted for the effect of futures and swap contracts, if applicable.

Annual Report

Spartan Extended Market Index Fund

Investments February 28, 2009

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.4%
American Axle & Manufacturing Holdings, Inc.	56,949	$ 52,963
Amerigon, Inc. (a)(d)	23,891	68,567
Amerityre Corp. (a)	29,329	9,972
ArvinMeritor, Inc.	107,722	67,865
BorgWarner, Inc. (d)	132,795	2,290,714
Cooper Tire & Rubber Co.	71,419	324,956
Dana Holding Corp. (a)	83,161	29,938
Dorman Products, Inc. (a)	2,806	23,178
Drew Industries, Inc. (a)(d)	29,514	183,282
Exide Technologies (a)	79,119	257,928
Federal-Mogul Corp. Class A (a)	24,100	155,927
Fuel Systems Solutions, Inc. (a)(d)	12,638	250,359
Gentex Corp.	157,747	1,261,976
Hawk Corp. Class A (a)	8,526	123,627
Hayes Lemmerz International, Inc. (a)	129,780	6,489
Lear Corp. (a)	116,305	69,783
Modine Manufacturing Co.	60,801	68,705
Noble International Ltd.	18,873	4,909
Proliance International, Inc. (a)	3,337	1,034
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	84,641	55,863
Raser Technologies, Inc. (a)(d)	20,000	65,800
Shiloh Industries, Inc.	7,998	12,637
Spartan Motors, Inc.	30,723	70,048
Standard Motor Products, Inc.	9,163	19,151
Stoneridge, Inc. (a)	21,118	38,435
Strattec Security Corp.	1,213	11,900
Superior Industries International, Inc.	30,813	313,984
Tenneco, Inc. (a)	51,608	70,187
TRW Automotive Holdings Corp. (a)	75,211	188,780
Visteon Corp. (a)	115,472	12,702
WABCO Holdings, Inc.	81,841	828,231
		6,939,890
Automobiles - 0.0%
Coachmen Industries, Inc. (a)	14,942	15,091
Monaco Coach Corp.	40,798	18,767
Thor Industries, Inc.	40,141	429,910
Winnebago Industries, Inc.	39,085	158,294
		622,062
Distributors - 0.1%
Amcon Distributing Co.	1,022	22,995
Aristotle Corp. (a)	3,170	10,810
Audiovox Corp. Class A (a)	25,037	70,104
Core-Mark Holding Co., Inc. (a)	13,487	230,763
Design Within Reach, Inc. (a)	7,015	4,560
LKQ Corp. (a)	161,302	2,177,577
		2,516,809

	Shares	Value
Diversified Consumer Services - 1.5%
American Public Education, Inc. (a)(d)	17,000	$ 634,950
Brinks Home Security Holdings, Inc. (a)	47,405	994,083
Capella Education Co. (a)(d)	17,657	979,257
Career Education Corp. (a)	101,070	2,493,397
Carriage Services, Inc. Class A (a)	9,225	22,140
Coinstar, Inc. (a)(d)	29,739	777,377
Collectors Universe, Inc.	1,364	4,883
Corinthian Colleges, Inc. (a)(d)	95,502	1,881,389
CPI Corp. (d)	3,642	23,892
DeVry, Inc.	73,442	3,815,312
Grand Canyon Education, Inc.	14,414	245,326
Hillenbrand, Inc.	74,931	1,256,593
ITT Educational Services, Inc. (a)(d)	45,445	5,158,008
Jackson Hewitt Tax Service, Inc.	27,794	207,899
K12, Inc. (a)(d)	23,600	391,996
Learning Tree International, Inc. (a)	12,160	82,566
Lincoln Educational Services Corp. (a)	9,500	136,230
Mac-Gray Corp. (a)	3,487	19,771
Matthews International Corp. Class A (d)	35,706	1,240,426
Nobel Learning Communities, Inc. (a)	2,715	31,494
Pre-Paid Legal Services, Inc. (a)(d)	11,474	366,135
Princeton Review, Inc. (a)(d)	29,132	134,007
Regis Corp.	51,570	649,782
Service Corp. International	295,520	998,858
Sotheby's Class A (ltd. vtg.)	82,352	552,582
Steiner Leisure Ltd. (a)	17,289	435,856
Stewart Enterprises, Inc. Class A (d)	114,146	264,819
Strayer Education, Inc. (d)	17,062	2,896,275
Universal Technical Institute, Inc. (a)(d)	27,449	302,762
Weight Watchers International, Inc.	53,364	965,888
		27,963,953
Hotels, Restaurants & Leisure - 1.8%
AFC Enterprises, Inc. (a)	63,027	264,713
Ambassadors Group, Inc.	26,464	199,803
Ambassadors International, Inc. (a)	7,395	3,180
Ameristar Casinos, Inc.	26,350	259,284
ARK Restaurants Corp.	5,734	55,046
Bally Technologies, Inc. (a)	58,235	1,083,171
Benihana, Inc. Class A (sub. vtg.) (a)	10,026	20,152
BJ's Restaurants, Inc. (a)(d)	20,082	249,619
Bluegreen Corp. (a)	15,202	16,418
Bob Evans Farms, Inc.	37,712	696,541
Boyd Gaming Corp. (d)	78,955	335,559
Brinker International, Inc.	119,033	1,309,363
Buffalo Wild Wings, Inc. (a)(d)	17,260	532,816
Burger King Holdings, Inc.	112,777	2,423,578
California Pizza Kitchen, Inc. (a)	27,163	282,495
Carrols Restaurant Group, Inc. (a)	13,945	38,349
CEC Entertainment, Inc. (a)	28,600	667,810
Cedar Fair LP (depository unit)	52,822	405,673
Century Casinos, Inc. (a)	29,959	49,432
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Chipotle Mexican Grill, Inc. Class A (a)(d)	37,951	$ 2,073,263
Choice Hotels International, Inc. (d)	40,293	997,655
Churchill Downs, Inc.	15,973	479,509
CKE Restaurants, Inc.	55,663	387,971
Cosi, Inc. (a)	50,022	14,656
Cracker Barrel Old Country Store, Inc. (d)	29,624	662,985
Denny's Corp. (a)	103,524	165,638
DineEquity, Inc.	24,331	178,833
Domino's Pizza, Inc. (a)	40,766	278,432
Dover Downs Gaming & Entertainment, Inc.	19,410	51,825
Dover Motorsports, Inc.	22,686	31,760
Einstein Noah Restaurant Group, Inc. (a)	5,000	22,650
Empire Resorts, Inc. (a)(d)	29,497	28,907
Famous Dave's of America, Inc. (a)	10,737	28,990
Frisch's Restaurants, Inc.	2,711	53,840
Gaylord Entertainment Co. (a)(d)	43,063	282,493
Great Wolf Resorts, Inc. (a)	56,227	95,586
Icahn Enterprises LP	5,579	155,040
International Speedway Corp. Class A	38,969	753,271
Interstate Hotels & Resorts, Inc. (a)	17,282	6,567
Interval Leisure Group, Inc. (a)	56,550	226,200
Isle of Capri Casinos, Inc. (a)	25,751	74,163
Jack in the Box, Inc. (a)	64,938	1,262,395
Jamba, Inc. (a)	20,639	8,875
Krispy Kreme Doughnuts, Inc. (a)	96,746	124,802
Krispy Kreme Doughnuts, Inc. warrants 3/2/12 (a)	1,254	128
Landry's Restaurants, Inc.	12,835	68,026
Las Vegas Sands Corp. (a)(d)	335,705	765,407
Life Time Fitness, Inc. (a)(d)	39,810	340,774
Lodgian, Inc. (a)	30,634	55,754
Luby's, Inc. (a)	27,286	112,145
Marcus Corp.	29,821	246,918
MAXXAM, Inc. (a)	2,331	11,026
McCormick & Schmick's Seafood Restaurants (a)	24,841	57,134
MGM Mirage, Inc. (a)(d)	107,136	374,976
Monarch Casino & Resort, Inc. (a)	14,183	103,394
Morgans Hotel Group Co. (a)	34,281	79,189
Morton's Restaurant Group, Inc. (a)	8,711	18,729
MTR Gaming Group, Inc. (a)	23,573	24,987
Multimedia Games, Inc. (a)(d)	34,474	64,811
O'Charleys, Inc.	29,511	66,695
Orient Express Hotels Ltd. Class A (d)	57,584	228,033
P.F. Chang's China Bistro, Inc. (a)(d)	28,866	568,660
Panera Bread Co. Class A (a)(d)	34,349	1,512,730
Papa John's International, Inc. (a)(d)	28,464	630,478
Peet's Coffee & Tea, Inc. (a)(d)	16,921	364,648
Penn National Gaming, Inc. (a)	85,837	1,638,628

	Shares	Value
Pinnacle Entertainment, Inc. (a)(d)	89,197	$ 669,869
Premier Exhibitions, Inc. (a)	16,798	13,438
Red Lion Hotels Corp. (a)	13,529	38,558
Red Robin Gourmet Burgers, Inc. (a)(d)	21,860	310,631
Riviera Holdings Corp. (a)	9,800	24,696
Royal Caribbean Cruises Ltd. (d)	158,361	950,166
Rubio's Restaurants, Inc. (a)	3,930	12,301
Ruby Tuesday, Inc. (a)	49,115	55,991
Ruth's Chris Steak House, Inc. (a)	15,729	15,729
Scientific Games Corp. Class A (a)(d)	80,457	851,235
Shuffle Master, Inc. (a)	68,852	203,802
Silverleaf Resorts, Inc. (a)	16,000	6,240
Six Flags, Inc. (a)	81,962	19,671
Sonic Corp. (a)(d)	75,072	675,648
SPEEDUS Corp. (a)	475	223
Speedway Motorsports, Inc.	20,703	245,745
Texas Roadhouse, Inc. Class A (a)(d)	67,648	554,714
The Cheesecake Factory, Inc. (a)(d)	79,464	646,837
The Steak n Shake Co. (a)(d)	37,744	231,371
Town Sports International Holdings, Inc. (a)	11,158	21,535
Vail Resorts, Inc. (a)(d)	33,336	629,384
VCG Holding Corp. (a)	18,692	29,346
Wendy's/Arby's Group, Inc.	439,420	1,990,573
WMS Industries, Inc. (a)(d)	48,628	881,626
Youbet.com, Inc. (a)	30,676	38,345
		33,790,252
Household Durables - 0.8%
American Greetings Corp. Class A	49,737	185,519
Bassett Furniture Industries, Inc.	8,703	8,355
Beazer Homes USA, Inc. (a)	59,402	28,513
Blyth, Inc.	10,638	217,122
Brookfield Homes Corp. (d)	9,444	26,065
California Coastal Communities, Inc. (a)	7,836	5,015
Cavalier Homes, Inc. (a)	13,027	17,196
Cavco Industries, Inc. (a)(d)	8,826	195,055
Champion Enterprises, Inc. (a)	73,058	21,187
Cobra Electronics Corp.	1,132	1,041
Craftmade International, Inc.	2,794	3,353
CSS Industries, Inc.	13,990	196,140
Dixie Group, Inc. (a)	6,499	8,839
Emerson Radio Corp. (a)	9,263	5,002
Ethan Allen Interiors, Inc.	37,410	356,891
Flexsteel Industries, Inc.	3,192	19,312
Furniture Brands International, Inc. (d)	52,886	71,925
Garmin Ltd.	145,611	2,492,860
Helen of Troy Ltd. (a)	31,514	316,401
Hooker Furniture Corp.	10,379	71,615
Hovnanian Enterprises, Inc. Class A (a)(d)	63,368	53,863
iRobot Corp. (a)(d)	30,389	239,465
Jarden Corp. (a)(d)	73,948	750,572
La-Z-Boy, Inc.	52,536	47,282
Libbey, Inc.	18,245	18,427
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lifetime Brands, Inc.	12,011	$ 17,056
M.D.C. Holdings, Inc.	46,345	1,169,284
M/I Homes, Inc. (d)	22,355	144,190
Meritage Homes Corp. (a)(d)	34,685	344,075
Mohawk Industries, Inc. (a)(d)	62,659	1,415,467
National Presto Industries, Inc.	7,882	476,940
NVR, Inc. (a)	5,622	1,870,833
Orleans Homebuilders, Inc. (d)	4,454	5,478
Palm Harbor Homes, Inc. (a)	9,454	24,013
Russ Berrie & Co., Inc. (a)	16,705	19,879
Ryland Group, Inc. (d)	49,674	701,894
Sealy Corp., Inc.	81,807	65,446
Skyline Corp.	11,694	186,636
Standard Pacific Corp. (a)(d)	172,991	164,341
Stanley Furniture Co., Inc.	12,350	98,800
Tempur-Pedic International, Inc.	82,947	509,295
Toll Brothers, Inc. (a)(d)	147,489	2,337,701
Tupperware Brands Corp.	70,966	1,006,298
Universal Electronics, Inc. (a)	19,878	309,500
		16,224,141
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	40,928	54,434
Bidz.com, Inc. (a)(d)	8,406	24,882
Blue Nile, Inc. (a)(d)	17,495	417,606
dELiA*s, Inc. (a)	18,288	30,175
Drugstore.com, Inc. (a)	71,510	61,499
eDiets.com, Inc. (a)(d)	14,028	20,341
Gaiam, Inc. Class A (a)(d)	15,653	47,429
Hollywood Media Corp. (a)	26,946	18,862
HSN, Inc. (a)	39,200	167,384
Liberty Media Corp. - Interactive Series A (a)	707,577	2,292,549
Netflix, Inc. (a)(d)	53,499	1,933,454
NutriSystem, Inc. (d)	33,719	434,975
Orbitz Worldwide, Inc. (a)(d)	55,775	137,207
Overstock.com, Inc. (a)(d)	23,064	187,972
PetMed Express, Inc. (a)(d)	33,922	467,445
Priceline.com, Inc. (a)(d)	48,130	4,084,312
Shutterfly, Inc. (a)	23,049	185,083
Stamps.com, Inc. (a)	24,970	207,750
Ticketmaster Entertainment, Inc. (a)	39,200	191,688
US Auto Parts Network, Inc. (a)	28,450	35,847
ValueVision Media, Inc. Class A (a)	31,268	7,973
		11,008,867
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	18,451	63,840
Brunswick Corp. (d)	97,792	302,177
Callaway Golf Co.	73,786	499,531
Cybex International, Inc. (a)	14,718	15,454
Escalade, Inc.	6,336	2,598

	Shares	Value
Gametech International, Inc. (a)	13,061	$ 11,624
JAKKS Pacific, Inc. (a)	32,056	406,150
Johnson Outdoors, Inc. Class A	1,929	9,163
Leapfrog Enterprises, Inc. Class A (a)	51,847	74,660
Marine Products Corp.	11,382	42,910
Meade Instruments Corp. (a)	4,023	684
Nautilus, Inc. (a)	27,540	17,901
Polaris Industries, Inc. (d)	35,891	660,753
Pool Corp.	54,057	717,336
RC2 Corp. (a)	29,552	138,599
Smith & Wesson Holding Corp. (a)(d)	60,312	230,995
Sport Supply Group, Inc.	9,387	55,008
Steinway Musical Instruments, Inc. (a)	10,524	97,031
Sturm Ruger & Co., Inc. (a)	29,607	278,898
		3,625,312
Media - 2.4%
4Kids Entertainment, Inc. (a)	18,966	22,949
A.H. Belo Corp. Class A	15,726	16,827
Alloy, Inc. (a)	9,144	38,222
Arbitron, Inc.	34,481	446,184
Ascent Media Corp. (a)	19,021	446,042
Ballantyne of Omaha, Inc. (a)	30	45
Beasley Broadcast Group, Inc. Class A	4,117	4,570
Belo Corp. Series A	143,509	114,807
Cablevision Systems Corp. - NY Group Class A	271,819	3,530,929
Carmike Cinemas, Inc.	16,956	30,012
Charter Communications, Inc. Class A (a)	365,261	8,401
Cinemark Holdings, Inc.	62,401	479,864
Citadel Broadcasting Corp. (a)	158,912	14,302
CKX, Inc. (a)	69,580	241,443
Clear Channel Outdoor Holding, Inc. Class A (a)(d)	60,851	197,766
Cox Radio, Inc. Class A (a)	34,485	185,529
Crown Media Holdings, Inc. Class A (a)(d)	4,844	7,944
Cumulus Media, Inc. Class A (a)(d)	58,225	96,654
Discovery Communications, Inc. (a)	331,271	5,138,013
DISH Network Corp. Class A (a)	238,640	2,684,700
Dolan Media Co. (a)(d)	45,623	276,019
DreamWorks Animation SKG, Inc. Class A (a)	69,337	1,337,511
EDCI Holdings, Inc. (a)	6,425	27,949
Emmis Communications Corp. Class A (a)	64,360	19,887
Entercom Communications Corp. Class A	29,619	30,508
Entravision Communication Corp. Class A (a)	60,708	23,069
Fisher Communications, Inc.	11,582	113,851
Franklin Electronic Publishers, Inc. (a)	2,339	2,105
Gray Television, Inc.	51,014	16,835
Harris Interactive, Inc. (a)	41,822	16,729
Harte-Hanks, Inc.	60,612	340,033
Hearst-Argyle Television, Inc. (d)	22,579	38,610
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Image Entertainment, Inc. (a)(d)	7,100	$ 10,295
Insignia Systems, Inc. (a)	4,959	4,463
Interactive Data Corp.	40,495	915,997
John Wiley & Sons, Inc. Class A	58,263	1,828,876
Journal Communications, Inc. Class A	53,079	49,894
Knology, Inc. (a)(d)	30,013	119,452
Lakes Entertainment, Inc. (a)	25,879	63,662
Lamar Advertising Co. Class A (a)(d)	73,644	509,616
Lee Enterprises, Inc. (d)	35,207	14,435
Liberty Global, Inc. Class A (a)(d)	344,494	4,226,941
Liberty Media Corp.:
- Capital Series A (a)(d)	134,896	693,365
- Entertainment Class A (a)	595,471	10,313,558
LIN TV Corp. Class A (a)	30,902	20,395
Live Nation, Inc. (a)(d)	85,408	299,782
LodgeNet Entertainment Corp. (a)	28,428	18,194
Martha Stewart Living Omnimedia, Inc. Class A (a)	21,694	45,991
Marvel Entertainment, Inc. (a)(d)	60,389	1,561,660
Media General, Inc. Class A (d)	21,102	32,497
Mediacom Communications Corp. Class A (a)	57,905	225,830
Medialink Worldwide, Inc. (a)	9,153	696
Morningstar, Inc. (a)(d)	18,339	511,658
National CineMedia, Inc.	61,321	674,531
Navarre Corp. (a)	29,406	11,468
New Frontier Media, Inc.	31,250	44,688
New Motion, Inc. (a)	2,087	2,713
Nexstar Broadcasting Group, Inc. Class A (a)	3,834	2,530
NTN Communications, Inc. (a)	16,316	2,611
Outdoor Channel Holdings, Inc. (a)(d)	22,403	90,956
Playboy Enterprises, Inc. Class B (non-vtg.) (a)(d)	26,218	36,967
Point.360 (a)	2,433	2,725
PRIMEDIA, Inc.	26,029	46,332
Radio One, Inc. Class D (non-vtg.) (a)	59,150	20,703
RCN Corp. (a)	53,731	230,506
Reading International, Inc. Class A (a)	10,681	34,072
Regal Entertainment Group Class A	106,764	1,093,263
Regent Communication, Inc. (a)	13,099	1,703
Rentrak Corp. (a)	6,275	65,888
Saga Communications, Inc. Class A (a)	1,483	5,191
Salem Communications Corp. Class A (a)	6,831	3,416
Scholastic Corp.	32,573	358,629
Sinclair Broadcast Group, Inc. Class A	95,619	107,093
Sirius XM Radio, Inc. (a)	4,270,173	683,228
Spanish Broadcasting System, Inc. Class A (a)	67,440	7,418
SPAR Group, Inc. (a)	4,346	2,173
The McClatchy Co. Class A (d)	76,034	37,257
Time Warner Cable, Inc. (a)	175,846	3,205,673

	Shares	Value
Valassis Communications, Inc. (a)	47,531	$ 64,167
Value Line, Inc.	523	15,711
Virgin Media, Inc. (d)	346,330	1,655,457
Warner Music Group Corp.	66,624	115,926
World Wrestling Entertainment, Inc. Class A	38,469	373,149
WPT Enterprises, Inc. (a)	19,388	8,143
		46,419,853
Multiline Retail - 0.3%
99 Cents Only Stores (a)(d)	76,803	632,857
Dillard's, Inc. Class A	96,450	342,398
Dollar Tree, Inc. (a)	106,968	4,152,498
Duckwall-ALCO Stores, Inc. (a)	5,890	52,362
Fred's, Inc. Class A	37,592	346,222
Retail Ventures, Inc. (a)	21,851	35,836
Saks, Inc. (a)(d)	170,541	414,415
The Bon-Ton Stores, Inc. (d)	10,212	14,705
Tuesday Morning Corp. (a)	37,215	32,749
		6,024,042
Specialty Retail - 2.7%
A.C. Moore Arts & Crafts, Inc. (a)	21,246	28,682
Aaron Rents, Inc. (d)	52,653	1,265,252
Advance Auto Parts, Inc.	111,670	4,271,378
Aeropostale, Inc. (a)	77,385	1,794,558
America's Car Mart, Inc. (a)(d)	17,119	187,967
American Eagle Outfitters, Inc.	197,704	1,929,591
AnnTaylor Stores Corp. (a)	63,417	417,284
Asbury Automotive Group, Inc. (d)	37,871	107,932
Barnes & Noble, Inc.	45,456	815,481
bebe Stores, Inc.	47,405	244,610
Big 5 Sporting Goods Corp.	32,904	172,417
Blockbuster, Inc. Class A (a)(d)	217,459	217,459
Books-A-Million, Inc.	7,672	19,564
Borders Group, Inc.	62,605	34,433
Brown Shoe Co., Inc.	43,077	153,785
Build-A-Bear Workshop, Inc. (a)	15,816	57,254
Cabela's, Inc. Class A (a)	46,846	394,443
Cache, Inc. (a)	21,416	36,193
CarMax, Inc. (a)(d)	226,404	2,134,990
Casual Male Retail Group, Inc. (a)	41,069	12,321
Charlotte Russe Holding, Inc. (a)	32,846	172,770
Charming Shoppes, Inc. (a)(d)	119,389	83,572
Chico's FAS, Inc. (a)	195,710	886,566
Christopher & Banks Corp.	39,028	151,819
Citi Trends, Inc. (a)	13,118	160,040
Coldwater Creek, Inc. (a)	51,990	87,863
Collective Brands, Inc. (a)	73,346	759,131
Conn's, Inc. (a)(d)	13,453	165,472
Cost Plus, Inc. (a)(d)	14,259	10,124
Destination Maternity Corp. (a)	6,765	48,911
Dick's Sporting Goods, Inc. (a)(d)	91,861	1,134,483
Dress Barn, Inc. (a)(d)	52,819	523,964
DSW, Inc. Class A (a)(d)	16,555	144,194
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Eddie Bauer Holdings, Inc. (a)	34,117	$ 20,811
Emerging Vision, Inc. (a)	5,700	684
Finish Line, Inc. Class A	49,454	205,234
Foot Locker, Inc.	180,533	1,500,229
Gander Mountain Co. (a)(d)	2,718	5,001
Genesco, Inc. (a)	25,003	357,543
Group 1 Automotive, Inc.	23,602	252,541
Guess?, Inc.	69,021	1,109,167
Gymboree Corp. (a)	32,000	823,040
Haverty Furniture Companies, Inc. (d)	36,326	319,669
hhgregg, Inc. (a)(d)	19,000	194,940
Hibbett Sports, Inc. (a)(d)	31,295	438,756
Hot Topic, Inc. (a)(d)	77,371	687,054
J. Crew Group, Inc. (a)(d)	65,285	735,109
Jo-Ann Stores, Inc. (a)	30,072	362,067
Jos. A. Bank Clothiers, Inc. (a)(d)	19,896	449,650
Kirkland's, Inc. (a)	4,549	13,238
Lithia Motors, Inc. Class A (sub. vtg.)	14,522	38,338
Lumber Liquidators, Inc. (a)	11,425	109,452
MarineMax, Inc. (a)(d)	22,612	32,561
Midas, Inc. (a)	16,843	123,796
Monro Muffler Brake, Inc.	25,338	596,203
New York & Co., Inc. (a)	32,959	71,851
O'Reilly Automotive, Inc. (a)(d)	153,838	5,132,036
OfficeMax, Inc.	104,737	400,095
Pacific Sunwear of California, Inc. (a)	128,784	181,585
Penske Auto Group, Inc. (d)	52,352	296,312
Perfumania Holdings, Inc. (a)	1,076	1,291
PetSmart, Inc. (d)	143,564	2,877,023
Pier 1 Imports, Inc. (a)	85,092	17,869
Pomeroy IT Solutions, Inc. (a)	3,930	14,148
Rent-A-Center, Inc. (a)	76,693	1,343,661
Rex Stores Corp. (a)	8,776	57,483
Ross Stores, Inc.	157,943	4,662,477
Sally Beauty Holdings, Inc. (a)(d)	95,125	368,134
Select Comfort Corp. (a)	47,386	13,268
Shoe Carnival, Inc. (a)	10,052	68,856
Signet Jewelers Ltd. (d)	101,275	749,435
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	37,224	53,230
Stage Stores, Inc.	43,898	315,188
Stein Mart, Inc. (a)	22,556	27,067
Systemax, Inc. (d)	18,481	171,504
Talbots, Inc. (d)	30,464	77,379
The Buckle, Inc. (d)	28,471	675,617
The Cato Corp. Class A (sub. vtg.)	42,134	616,420
The Children's Place Retail Stores, Inc. (a)	28,944	529,096
The Men's Wearhouse, Inc.	56,738	605,962
The Pep Boys - Manny, Moe & Jack (d)	61,404	194,037
The Walking Co. Holdings, Inc. (a)	2,572	2,598

	Shares	Value
Tractor Supply Co. (a)(d)	34,784	$ 1,086,652
Trans World Entertainment Corp. (a)	16,560	10,764
TravelCenters of America LLC (a)	16,738	33,476
Tween Brands, Inc. (a)	27,587	33,104
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	32,745	183,372
Urban Outfitters, Inc. (a)(d)	136,733	2,275,237
West Marine, Inc. (a)(d)	18,151	89,484
Wet Seal, Inc. Class A (a)	119,689	299,223
Williams-Sonoma, Inc. (d)	106,066	925,956
Winmark Corp. (a)	2,614	26,820
Zale Corp. (a)	48,284	60,355
Zumiez, Inc. (a)	29,796	235,090
		51,782,741
Textiles, Apparel & Luxury Goods - 0.6%
American Apparel, Inc. (a)(d)	35,886	61,724
Carter's, Inc. (a)	66,221	1,080,065
Cherokee, Inc.	15,151	211,205
Columbia Sportswear Co. (d)	15,887	430,855
Crocs, Inc. (a)(d)	144,270	176,009
Culp, Inc. (a)	4,772	9,830
Deckers Outdoor Corp. (a)	14,384	593,628
Delta Apparel, Inc. (a)	6,654	28,280
FGX International Ltd. (a)	20,000	169,600
Forward Industries, Inc. (NY Shares) (a)	5,267	8,954
Fossil, Inc. (a)	52,644	664,367
G-III Apparel Group Ltd. (a)	17,169	58,375
Hanesbrands, Inc. (a)	106,204	743,428
Heelys, Inc.	13,425	24,702
Iconix Brand Group, Inc. (a)(d)	68,206	552,469
Joe's Jeans, Inc. (a)	3,410	955
K-Swiss, Inc. Class A	33,619	334,845
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	15,827	110,789
Liz Claiborne, Inc.	128,884	359,586
Maidenform Brands, Inc. (a)	25,417	221,890
Movado Group, Inc.	24,592	140,420
Oxford Industries, Inc.	14,226	66,435
Perry Ellis International, Inc. (a)	13,045	61,833
Phillips-Van Heusen Corp.	54,653	905,600
Quiksilver, Inc. (a)	123,224	154,030
R.G. Barry Corp. (a)	9,000	55,350
Rocky Brands, Inc. (a)(d)	2,631	7,577
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	32,318	206,189
Steven Madden Ltd. (a)	18,811	305,114
Tandy Brands Accessories, Inc.	1,058	2,010
Tarrant Apparel Group (a)	9,692	6,784
Timberland Co. Class A (a)	56,744	638,370
True Religion Apparel, Inc. (a)(d)	18,878	192,933
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	39,300	565,527
Unifi, Inc. (a)	73,841	40,613
Unifirst Corp.	18,471	442,565
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Volcom, Inc. (a)(d)	22,941	$ 182,610
Warnaco Group, Inc. (a)	50,112	1,084,925
Weyco Group, Inc.	13,010	285,179
Wolverine World Wide, Inc.	59,235	898,003
		12,083,623
TOTAL CONSUMER DISCRETIONARY		219,001,545
CONSUMER STAPLES - 3.3%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	12,401	297,252
Central European Distribution Corp. (a)(d)	40,541	270,408
Coca-Cola Bottling Co. Consolidated	6,734	294,613
Hansen Natural Corp. (a)	82,101	2,732,321
Jones Soda Co. (a)	20,735	15,966
MGP Ingredients, Inc.	12,581	7,297
National Beverage Corp. (a)	13,356	109,252
PepsiAmericas, Inc.	81,550	1,354,546
Vermont Pure Holdings Ltd. (a)	4,384	3,156
		5,084,811
Food & Staples Retailing - 0.5%
Andersons, Inc. (d)	18,991	234,729
Arden Group, Inc. Class A	749	77,566
BJ's Wholesale Club, Inc. (a)(d)	72,661	2,171,111
Casey's General Stores, Inc.	58,913	1,172,958
Ingles Markets, Inc. Class A	21,255	288,643
Nash-Finch Co.	15,153	527,931
Pricesmart, Inc.	21,057	352,073
Rite Aid Corp. (a)	835,262	233,873
Ruddick Corp.	48,380	1,048,878
Spartan Stores, Inc.	26,862	410,989
Susser Holdings Corp. (a)	12,293	123,299
The Great Atlantic & Pacific Tea Co. (a)(d)	41,632	169,442
The Pantry, Inc. (a)	26,886	415,658
United Natural Foods, Inc. (a)(d)	58,046	863,724
Village Super Market, Inc. Class A	8,400	219,744
Weis Markets, Inc.	14,778	410,090
Winn-Dixie Stores, Inc. (a)	57,743	558,375
		9,279,083
Food Products - 1.6%
Alico, Inc.	4,793	124,522
American Italian Pasta Co. Class A (a)(d)	22,263	683,251
B&G Foods, Inc. Class A	57,060	216,828
Bridgford Foods Corp. (a)	4,789	12,978
Bunge Ltd. (d)	142,501	6,680,447
Cal-Maine Foods, Inc. (d)	15,000	334,200
Calavo Growers, Inc.	22,506	266,921
Chiquita Brands International, Inc. (a)(d)	50,669	249,291
Corn Products International, Inc.	83,534	1,684,881

	Shares	Value
Darling International, Inc. (a)	90,810	$ 393,207
Del Monte Foods Co.	220,758	1,578,420
Diamond Foods, Inc. (d)	21,098	452,552
Farmer Brothers Co.	8,050	138,380
Flowers Foods, Inc.	103,088	2,299,893
Fresh Del Monte Produce, Inc. (a)	52,893	993,331
Galaxy Nutritional Foods, Inc. (a)	5,579	1,897
Green Mountain Coffee Roasters, Inc. (a)(d)	21,204	791,969
Griffin Land & Nurseries, Inc.	1,112	29,212
Hain Celestial Group, Inc. (a)(d)	46,150	649,792
Hormel Foods Corp.	87,773	2,793,815
HQ Sustainable Maritime Industries, Inc. (a)	8,000	50,000
Imperial Sugar Co.	11,785	74,953
J&J Snack Foods Corp.	18,112	571,796
John B. Sanfilippo & Son, Inc. (a)(d)	4,719	28,314
Lancaster Colony Corp.	22,977	893,346
Lance, Inc. (d)	43,125	940,556
Lifeway Foods, Inc. (a)	9,724	80,612
Monterey Gourmet Foods, Inc. (a)	4,304	3,572
Omega Protein Corp. (a)	18,514	44,804
Overhill Farms, Inc. (a)	28,537	98,453
Ralcorp Holdings, Inc. (a)	68,112	4,127,587
Reddy Ice Holdings, Inc.	33,001	44,551
Sanderson Farms, Inc.	18,882	651,995
Smart Balance, Inc. (a)	86,985	509,732
Smithfield Foods, Inc. (a)(d)	148,626	1,166,714
Tasty Baking Co.	4,304	19,798
The Inventure Group, Inc. (a)	3,448	4,551
Tootsie Roll Industries, Inc.	29,430	630,391
TreeHouse Foods, Inc. (a)(d)	34,458	919,684
Zapata Corp. (a)	6,888	41,121
		31,278,317
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	62,993	470,558
Church & Dwight Co., Inc.	84,578	4,137,556
Energizer Holdings, Inc. (a)	64,882	2,737,372
Oil-Dri Corp. of America	5,650	82,208
Orchids Paper Products Co. (a)	7,624	67,091
WD-40 Co.	22,854	562,437
		8,057,222
Personal Products - 0.4%
Alberto-Culver Co.	99,075	2,193,521
Bare Escentuals, Inc. (a)	73,243	231,448
Chattem, Inc. (a)(d)	19,608	1,243,735
Elizabeth Arden, Inc. (a)	40,002	221,611
Herbalife Ltd.	74,310	1,013,588
Inter Parfums, Inc.	24,003	131,056
Mannatech, Inc.	11,829	41,283
Mead Johnson Nutrition Co. Class A (a)	35,000	965,650
MediFast, Inc. (a)	7,496	34,482
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Natural Health Trends Corp. (a)	8,588	$ 2,147
NBTY, Inc. (a)	61,290	911,382
Nu Skin Enterprises, Inc. Class A	60,788	571,407
Nutraceutical International Corp. (a)	13,525	104,819
Parlux Fragrances, Inc. (a)	13,118	11,150
Physicians Formula Holdings, Inc. (a)	15,509	36,291
Prestige Brands Holdings, Inc. (a)	52,373	286,480
Reliv International, Inc.	10,690	51,953
Revlon, Inc. (a)	27,182	84,536
Schiff Nutrition International, Inc. (a)	11,731	44,695
The Female Health Co. (a)	9,000	29,430
USANA Health Sciences, Inc. (a)(d)	11,065	221,632
		8,432,296
Tobacco - 0.1%
Alliance One International, Inc. (a)	93,273	322,725
Star Scientific, Inc. (a)	76,485	221,042
Universal Corp.	29,812	856,797
Vector Group Ltd.	66,081	820,065
		2,220,629
TOTAL CONSUMER STAPLES		64,352,358
ENERGY - 8.4%
Energy Equipment & Services - 2.0%
Allis-Chalmers Energy, Inc. (a)(d)	46,006	89,712
Atwood Oceanics, Inc. (a)	65,278	997,448
Basic Energy Services, Inc. (a)(d)	28,570	180,277
Bolt Technology Corp. (a)	15,622	100,449
Boots & Coots/International Well Control, Inc. (a)	49,367	55,785
Bristow Group, Inc. (a)(d)	32,086	649,742
Bronco Drilling Co., Inc. (a)	49,438	200,718
Cal Dive International, Inc. (a)(d)	55,966	282,628
Carbo Ceramics, Inc. (d)	29,274	1,017,564
Complete Production Services, Inc. (a)	66,317	202,267
Dawson Geophysical Co. (a)	12,671	154,713
Dresser-Rand Group, Inc. (a)	102,193	2,147,075
Dril-Quip, Inc. (a)	38,943	818,582
ENGlobal Corp. (a)	20,365	59,466
Exterran Holdings, Inc. (a)(d)	77,572	1,404,053
FMC Technologies, Inc. (a)	143,730	3,807,408
Global Industries Ltd. (a)(d)	127,774	403,766
Gulf Island Fabrication, Inc.	21,258	188,346
Gulfmark Offshore, Inc. (a)	29,489	616,025
Helix Energy Solutions Group, Inc. (a)	100,800	313,488
Helmerich & Payne, Inc. (d)	112,106	2,652,428
Hercules Offshore, Inc. (a)	117,721	169,518
Hornbeck Offshore Services, Inc. (a)	28,854	378,276
IHS, Inc. Class A (a)	52,704	2,146,634
ION Geophysical Corp. (a)	95,643	102,338
Key Energy Services, Inc. (a)	156,845	418,776

	Shares	Value
Lufkin Industries, Inc.	20,829	$ 684,233
Matrix Service Co. (a)	30,075	209,322
Mitcham Industries, Inc. (a)	14,875	49,980
NATCO Group, Inc. Class A (a)	27,374	486,983
Natural Gas Services Group, Inc. (a)	22,146	166,095
Newpark Resources, Inc. (a)	121,438	360,671
Oceaneering International, Inc. (a)	64,220	2,040,269
Oil States International, Inc. (a)	58,456	778,634
Omni Energy Services Corp. (a)	31,673	21,854
OYO Geospace Corp. (a)	9,619	108,214
Parker Drilling Co. (a)	119,867	191,787
Particle Drilling Technologies, Inc. (a)	20,038	2,381
Patterson-UTI Energy, Inc.	197,515	1,696,654
PHI, Inc. (non-vtg.) (a)	19,564	170,598
Pioneer Drilling Co. (a)	59,528	228,588
Pride International, Inc. (a)	197,134	3,398,590
Royale Energy, Inc. (a)(d)	5,582	10,327
RPC, Inc. (d)	46,402	270,524
SEACOR Holdings, Inc. (a)(d)	27,260	1,633,147
Sulphco, Inc. (a)(d)	45,227	34,373
Superior Energy Services, Inc. (a)	94,192	1,242,392
Superior Well Services, Inc. (a)	26,504	152,398
T-3 Energy Services, Inc. (a)	18,117	199,468
Tesco Corp. (a)	40,000	306,800
TETRA Technologies, Inc. (a)	90,558	258,996
TGC Industries, Inc.	13,381	26,093
Tidewater, Inc.	62,838	2,219,438
Trico Marine Services, Inc. (a)(d)	25,908	84,719
Union Drilling, Inc. (a)	22,965	78,770
Unit Corp. (a)	56,825	1,214,350
		37,884,130
Oil, Gas & Consumable Fuels - 6.4%
Abraxas Petroleum Corp. (a)	50,751	43,138
Adams Resources & Energy, Inc.	14,021	192,929
Alliance Holdings GP, LP	13,326	197,625
Alliance Resource Partners LP	22,557	597,084
Alon USA Energy, Inc. (d)	41,390	453,221
Alpha Natural Resources, Inc. (a)	82,376	1,515,718
American Oil & Gas, Inc. NV (a)	44,073	24,240
APCO Argentina, Inc.	10,824	173,076
Approach Resources, Inc. (a)	13,771	92,541
Arch Coal, Inc.	167,221	2,324,372
Arena Resources, Inc. (a)	46,794	1,002,327
Atlas America, Inc.	49,376	496,723
Atlas Energy Resources LLC	46,133	614,953
Atlas Pipeline Holdings LP	10,000	16,300
Atlas Pipeline Partners, LP	38,104	217,193
ATP Oil & Gas Corp. (a)(d)	40,314	140,696
Aventine Renewable Energy Holdings, Inc. (a)	61,994	13,639
Barnwell Industries, Inc.	3,174	9,681
Berry Petroleum Co. Class A	55,643	370,026
Bill Barrett Corp. (a)(d)	40,066	774,876
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Boardwalk Pipeline Partners, LP	37,197	$ 784,857
BP Prudhoe Bay Royalty Trust (d)	29,978	1,780,393
BPZ Energy, Inc. (a)(d)	76,152	261,963
BreitBurn Energy Partners LP	56,806	355,038
Brigham Exploration Co. (a)(d)	55,937	74,396
Buckeye GP Holdings LP	13,298	207,449
Buckeye Partners LP	43,206	1,706,637
Callon Petroleum Co. (a)	40,157	48,188
Calumet Specialty Products Partners LP	13,761	166,095
Cano Petroleum, Inc. (a)	62,407	18,722
Capital Product Partners LP	10,000	67,800
Carrizo Oil & Gas, Inc. (a)(d)	34,345	365,431
Cheniere Energy Partners LP	15,398	107,786
Cheniere Energy, Inc. (a)(d)	97,459	403,480
Cimarex Energy Co.	98,736	1,940,162
Clayton Williams Energy, Inc. (a)(d)	12,451	312,022
Clean Energy Fuels Corp. (a)(d)	85,696	487,610
CNX Gas Corp. (a)	36,250	790,613
Comstock Resources, Inc. (a)(d)	53,930	1,641,090
Concho Resources, Inc. (a)	73,766	1,471,632
Contango Oil & Gas Co. (a)(d)	20,158	734,154
Continental Resources, Inc. (a)(d)	48,000	762,720
Copano Energy LLC	54,963	781,574
CREDO Petroleum Corp. (a)	9,108	64,029
Cross Timbers Royalty Trust	16,215	298,518
Crosstex Energy LP	31,913	110,419
Crosstex Energy, Inc.	171,295	383,701
Crusader Energy Group, Inc. (a)	18,000	6,120
CVR Energy, Inc. (a)(d)	144,487	681,979
DCP Midstream Partners LP	24,737	266,665
Delek US Holdings, Inc.	23,193	157,712
Delta Petroleum Corp. (a)(d)	82,290	169,517
Denbury Resources, Inc. (a)(d)	284,491	3,664,244
Dht Maritime, Inc.	69,155	370,671
Dorchester Minerals LP	21,735	354,498
Double Eagle Petroleum Co. (a)	12,444	45,794
Eagle Rock Energy Partners LP	39,918	185,619
El Paso Pipeline Partners LP	24,533	432,517
Enbridge Energy Management LLC	24,357	667,382
Enbridge Energy Partners LP	63,701	1,813,567
Encore Acquisition Co. (a)	60,576	1,216,366
Encore Energy Partners LP	14,500	189,225
Endeavor International Corp. (a)	74,100	53,352
Energy Partners Ltd. (a)	39,100	10,557
Energy Transfer Equity LP	123,518	2,424,658
Energy Transfer Partners LP	80,259	2,906,178
Enterprise GP Holdings LP	25,986	508,546
Enterprise Products Partners LP	285,000	6,150,300
EV Energy Partners LP	5,000	73,800
Evergreen Energy, Inc. (a)	63,376	49,497
Evolution Petroleum Corp. (a)	8,208	11,820

	Shares	Value
EXCO Resources, Inc. (a)	204,581	$ 1,863,733
Forest Oil Corp. (a)(d)	100,013	1,418,184
Foundation Coal Holdings, Inc.	53,640	862,531
Frontier Oil Corp.	147,556	2,014,139
FX Energy, Inc. (a)(d)	67,613	204,191
Gasco Energy, Inc. (a)	127,719	35,761
Gastar Exploration Ltd. (a)	204,100	118,378
General Maritime Corp.	78,454	721,777
Genesis Energy LP	11,331	114,443
Geomet, Inc. (a)	38,693	39,467
Georesources, Inc. (a)	6,110	37,699
Global Energy Holdings Group, Inc. (a)	28,810	3,169
Global Partners LP	5,000	53,500
GMX Resources, Inc. (a)	22,848	394,128
Goodrich Petroleum Corp. (a)(d)	32,718	649,125
Green Plains Renewable Energy, Inc. (a)(d)	3,244	4,542
Gulfport Energy Corp. (a)	47,797	106,587
Harvest Natural Resources, Inc. (a)	61,899	194,982
Hiland Partners LP	2,430	18,031
HKN, Inc. (a)	2,038	4,687
Holly Corp.	63,262	1,474,637
Holly Energy Partners LP	8,815	224,606
Houston American Energy Corp.	20,000	44,000
Hugoton Royalty Trust	67,162	666,919
Hyperdynamics Corp. (a)(d)	30,744	10,760
Inergy Holdings LP	5,264	146,760
Inergy LP	40,677	916,046
International Coal Group, Inc. (a)(d)	128,649	209,698
James River Coal Co. (a)(d)	31,819	349,691
K-Sea Transportation Partners LP	4,670	77,989
Kinder Morgan Energy Partners LP	180,493	8,322,532
Kinder Morgan Management LLC	79,000	3,295,880
Linn Energy LLC	137,529	2,064,310
Magellan Midstream Holdings LP	24,924	396,790
Magellan Midstream Partners LP	66,229	2,106,082
Mariner Energy, Inc. (a)	102,179	945,156
Markwest Energy Partners LP	48,674	523,732
Martin Midstream Partners LP	4,000	74,440
McMoRan Exploration Co. (a)(d)	86,249	395,883
Meridian Resource Corp. (a)	109,265	21,853
National Coal Corp. (a)	29,899	30,796
Natural Resource Partners LP	30,154	625,092
Newfield Exploration Co. (a)	148,511	2,870,718
NGAS Resources, Inc. (a)(d)	31,511	32,771
Northern Oil & Gas, Inc. (a)	13,649	36,033
NuStar Energy LP	54,699	2,523,812
NuStar GP Holdings LLC	59,196	1,121,764
ONEOK Partners LP	52,000	2,203,240
Overseas Shipholding Group, Inc.	28,453	731,811
Pacific Ethanol, Inc. (a)	36,225	12,317
Panhandle Royalty Co. Class A	14,442	236,416
Parallel Petroleum Corp. (a)	61,031	73,848
Patriot Coal Corp. (a)(d)	82,258	300,242
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Penn Virginia Corp.	45,987	$ 636,920
Penn Virginia GP Holdings, L.P.	12,000	124,680
Penn Virginia Resource Partners LP (d)	27,914	325,198
Petrohawk Energy Corp. (a)	301,915	5,138,593
Petroleum Development Corp. (a)	34,287	414,873
Petroquest Energy, Inc. (a)	46,033	149,147
Plains Exploration & Production Co. (a)	128,471	2,458,935
PrimeEnergy Corp. (a)	1,965	59,441
Quest Resource Corp. (a)	39,088	9,420
Quicksilver Resources, Inc. (a)(d)	134,507	807,042
Ram Energy Resources, Inc. (a)	61,104	30,552
Regency Energy Partners LP	34,050	349,694
Rentech, Inc. (a)	295,045	179,977
Rex Energy Corp. (a)	27,860	40,954
Rio Vista Energy Partners LP	601	541
Rosetta Resources, Inc. (a)	76,389	388,820
SandRidge Energy, Inc. (a)(d)	118,628	801,925
Semgroup Energy Partners LP	14,471	38,348
Ship Finance International Ltd. (NY Shares)	59,214	505,095
Southern Union Co.	143,844	1,928,948
St. Mary Land & Exploration Co. (d)	74,110	1,006,414
Stone Energy Corp. (a)	50,608	200,408
Sunoco Logistics Partners LP	15,042	827,160
Swift Energy Co. (a)(d)	36,000	258,840
Syntroleum Corp. (a)	20,072	16,058
Targa Resources Partners LP	33,670	284,848
TC Pipelines LP	17,062	441,394
Teekay Corp. (d)	54,261	856,781
Teekay LNG Partners LP	13,806	254,168
TEPPCO Partners LP	70,000	1,593,200
Toreador Resources Corp.	15,374	37,666
Tri-Valley Corp. (a)(d)	35,638	42,766
TXCO Resources, Inc. (a)(d)	41,042	62,794
Ultra Petroleum Corp. (a)(d)	184,427	6,480,765
Uranium Resources, Inc. (a)	45,900	22,950
USEC, Inc. (a)(d)	117,697	592,016
Vaalco Energy, Inc. (a)	88,590	504,963
Venoco, Inc. (a)	44,155	135,114
Verenium Corp. (a)(d)	47,369	17,905
W&T Offshore, Inc. (d)	35,388	284,873
Walter Industries, Inc.	63,933	1,161,663
Warren Resources, Inc. (a)	110,163	71,606
Western Gas Partners LP	15,000	220,050
Western Refining, Inc. (d)	83,690	949,882
Westmoreland Coal Co. (a)	12,922	76,886
Whiting Petroleum Corp. (a)	57,939	1,349,979
Williams Partners LP	40,610	444,680

	Shares	Value
Williams Pipeline Partners LP	14,967	$ 237,377
World Fuel Services Corp. (d)	48,120	1,395,961
		123,951,369
TOTAL ENERGY		161,835,499
FINANCIALS - 22.2%
Capital Markets - 1.7%
Affiliated Managers Group, Inc. (a)	48,883	1,758,810
AllianceBernstein Holding LP	37,550	456,984
BGC Partners, Inc. Class A	116,459	199,145
BlackRock, Inc. Class A (d)	25,099	2,429,834
Broadpoint Securities Group, Inc. (a)	2,377	5,705
Calamos Asset Management, Inc. Class A	22,301	76,938
Cohen & Steers, Inc. (d)	27,733	249,320
Cowen Group, Inc. (a)	23,319	94,675
Deerfield Capital Corp.	4,454	5,701
Diamond Hill Investment Group, Inc.	4,100	163,918
Eaton Vance Corp. (non-vtg.)	136,605	2,363,267
Epoch Holding Corp.	16,336	80,373
Evercore Partners, Inc. Class A	13,116	160,146
FBR Capital Markets Corp. (a)(d)	34,623	72,708
FCStone Group, Inc. (a)(d)	31,967	52,426
FirstCity Financial Corp. (a)	5,260	7,206
Fortress Investment Group LLC (d)	60,206	75,258
GAMCO Investors, Inc. Class A	9,710	281,590
GFI Group, Inc.	90,015	201,634
GLG Partners, Inc. (d)	268,432	582,497
Greenhill & Co., Inc.	16,165	1,044,259
HFF, Inc. (a)	16,711	25,067
International Assets Holding Corp. (a)(d)	4,586	35,312
Investment Technology Group, Inc. (a)(d)	52,835	1,028,697
Jefferies Group, Inc. (d)	132,064	1,306,113
JMP Group, Inc. (d)	1,543	8,409
KBW, Inc. (a)(d)	35,855	509,500
Knight Capital Group, Inc. Class A (a)	107,000	1,882,130
LaBranche & Co., Inc. (a)	92,729	535,974
Ladenburg Thalmann Financial Services, Inc. (a)(d)	96,420	50,138
Lazard Ltd. Class A	47,916	1,163,400
Merriman Curhan Ford Group, Inc. (a)	10,677	3,310
MF Global Ltd. (a)(d)	124,318	539,540
National Holdings Corp. (a)	1,000	850
Och-Ziff Capital Management Group LLC Class A (d)	43,816	226,091
optionsXpress Holdings, Inc.	55,676	549,522
Penson Worldwide, Inc. (a)	32,826	157,565
Piper Jaffray Companies (a)	21,000	461,790
Pzena Investment Management, Inc. (d)	13,002	25,484
Raymond James Financial, Inc. (d)	114,772	1,602,217
Riskmetrics Group, Inc. (a)(d)	39,850	437,952
Sanders Morris Harris Group, Inc.	27,371	116,600
SEI Investments Co.	166,805	1,974,971
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Siebert Financial Corp.	7,668	$ 14,109
Stifel Financial Corp. (a)	30,779	1,013,860
SWS Group, Inc.	36,320	492,862
TD Ameritrade Holding Corp. (a)	279,625	3,319,149
The Blackstone Group LP	190,287	926,698
thinkorswim Group, Inc. (a)	60,263	474,270
Thomas Weisel Partners Group, Inc. (a)	28,776	84,601
TradeStation Group, Inc. (a)	47,766	255,070
U.S. Global Investments, Inc. Class A	17,919	68,988
Virtus Investment Partners, Inc. (a)	7,672	38,360
W.P. Carey & Co. LLC	25,325	470,539
Waddell & Reed Financial, Inc. Class A (d)	101,982	1,439,986
Westwood Holdings Group, Inc.	11,600	408,436
		32,009,954
Commercial Banks - 3.8%
1st Source Corp. (d)	19,667	351,646
Abigail Adams National Bancorp, Inc. (a)	3,050	5,856
Amcore Financial, Inc. (d)	19,154	21,069
American National Bankshares, Inc.	2,434	37,240
AmericanWest Bancorp	13,795	5,932
Ameris Bancorp	15,734	78,198
AmeriServ Financial, Inc.	8,597	16,162
Ames National Corp.	14,284	229,115
Arrow Financial Corp.	15,308	360,656
Associated Banc-Corp. (d)	140,223	2,027,625
BancFirst Corp.	15,318	534,445
Bancorp, Inc., Delaware (a)	13,627	39,109
BancorpSouth, Inc.	91,497	1,704,589
BancTrust Financial Group, Inc.	17,257	105,268
Bank of Florida Corp. (a)(d)	9,353	25,347
Bank of Granite Corp.	16,693	33,386
Bank of Hawaii Corp.	57,000	1,826,280
Bank of Marin Bancorp	4,442	79,956
Bank of the Ozarks, Inc. (d)	15,728	326,356
Banner Corp. (d)	30,082	84,230
Bar Harbor Bankshares	2,569	54,077
BOK Financial Corp. (d)	26,857	808,396
Boston Private Financial Holdings, Inc. (d)	87,835	304,787
Bryn Mawr Bank Corp.	2,058	30,973
Cadence Financial Corp.	15,524	55,110
Camden National Corp.	7,896	176,160
Capital Bank Corp.	4,787	25,898
Capital City Bank Group, Inc. (d)	16,530	200,509
CapitalSource, Inc. (d)	264,069	493,809
Capitol Bancorp Ltd. (d)	23,433	102,168
Cardinal Financial Corp.	25,899	147,624
Cascade Bancorp (d)	37,466	33,719
Cascade Financial Corp.	13,915	33,257
Cathay General Bancorp (d)	58,000	563,760

	Shares	Value
Center Bancorp, Inc.	10,005	$ 77,939
Center Financial Corp., California	24,368	71,886
Central Pacific Financial Corp. (d)	38,761	153,881
Century Bancorp, Inc. Class A (non-vtg.)	2,001	34,217
Chemical Financial Corp.	27,387	523,639
Citizens & Northern Corp.	6,760	102,144
Citizens Banking Corp., Michigan (d)	151,968	113,976
Citizens Financial Services, Inc.	1,545	30,128
City Bank Lynnwood, Washington (d)	16,408	28,058
City Holding Co.	23,606	618,949
City National Corp. (d)	46,000	1,475,680
CoBiz, Inc. (d)	27,397	129,314
Colonial Bancgroup, Inc. (d)	255,188	114,835
Colony Bankcorp, Inc.	4,000	24,000
Columbia Bancorp, Oregon	11,500	10,580
Columbia Banking Systems, Inc.	22,684	177,162
Commerce Bancshares, Inc.	73,000	2,535,290
Community Bancorp (a)(d)	12,885	11,597
Community Bank System, Inc. (d)	41,014	701,750
Community Capital Corp.	2,185	10,488
Community Trust Bancorp, Inc.	18,280	473,635
Cullen/Frost Bankers, Inc.	72,375	3,115,020
CVB Financial Corp. (d)	84,714	594,692
Dearborn Bancorp, Inc. (a)	11,262	15,767
East West Bancorp, Inc. (d)	70,395	500,508
Eastern Virgina Bankshares, Inc.	3,012	27,650
Enterprise Financial Services Corp. (d)	14,184	130,209
EuroBancshares, Inc. (a)	10,674	6,938
Fidelity Southern Corp.	4,966	8,740
Financial Institutions, Inc.	10,570	34,881
First Bancorp, North Carolina (d)	27,078	279,445
First Bancorp, Puerto Rico	97,000	403,520
First Busey Corp. (d)	35,164	246,148
First Citizen Bancshares, Inc.	7,100	759,771
First Commonwealth Financial Corp. (d)	95,068	777,656
First Community Bancshares, Inc.	16,745	196,754
First Financial Bancorp, Ohio	54,270	417,336
First Financial Bankshares, Inc.	22,741	978,318
First Financial Corp., Indiana (d)	13,060	423,144
First M&F Corp.	1,684	10,155
First Mariner Bancorp, Inc. (a)	999	639
First Merchants Corp.	27,242	273,782
First Midwest Bancorp, Inc., Delaware (d)	59,884	450,328
First of Long Island Corp.	1,872	39,312
First Regional Bancorp (a)(d)	14,196	10,079
First Security Group, Inc.	10,700	37,450
First South Bancorp, Inc., Virginia (d)	5,916	35,614
First State Bancorp.	23,559	23,559
First United Corp.	5,930	68,195
Firstbank Corp., Michigan	7,615	39,598
FirstMerit Corp.	88,000	1,294,480
FNB Corp., North Carolina	14,866	35,678
FNB Corp., Pennsylvania (d)	108,000	678,240
Frontier Financial Corp., Washington (d)	57,476	89,088
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Fulton Financial Corp. (d)	234,841	$ 1,460,711
German American Bancorp, Inc.	17,151	193,806
Glacier Bancorp, Inc. (d)	69,330	1,066,989
Great Southern Bancorp, Inc. (d)	12,120	140,471
Green Bankshares, Inc.	21,440	153,296
Guaranty Bancorp (a)	68,760	105,890
Hampton Roads Bankshares, Inc.	6,700	43,483
Hancock Holding Co.	32,000	907,520
Hanmi Financial Corp. (d)	75,657	89,275
Harleysville National Corp., Pennsylvania	65,283	440,007
Hawthorn Bancshares, Inc.	5,406	55,844
Heartland Financial USA, Inc.	16,000	180,960
Heritage Commerce Corp.	8,124	39,808
Heritage Financial Corp., Washington	4,130	47,289
Home Bancshares, Inc.	23,950	438,285
Horizon Financial Corp. (d)	17,153	40,653
IBERIABANK Corp.	24,056	1,039,219
Independent Bank Corp., Massachusetts (d)	24,808	363,685
Independent Bank Corp., Michigan (d)	20,910	26,138
Integra Bank Corp.	19,801	19,801
International Bancshares Corp. (d)	67,441	675,084
Intervest Bancshares Corp. Class A	9,743	23,091
Investors Bancorp, Inc. (a)	47,000	336,520
Irwin Financial Corp. (a)	23,780	47,798
Lakeland Bancorp, Inc. (d)	37,435	247,820
Lakeland Financial Corp.	17,512	305,584
Macatawa Bank Corp. (d)	20,513	35,898
MainSource Financial Group, Inc.	28,777	160,863
MB Financial, Inc.	46,147	598,988
MBT Financial Corp. (d)	10,000	17,500
Mercantile Bancorp, Inc., Illinois (d)	5,364	31,862
Mercantile Bank Corp.	8,789	34,277
Merchants Bancshares, Inc.	6,649	129,589
Metrocorp Bancshares, Inc.	4,282	12,247
Midsouth Bancorp, Inc.	3,481	29,589
Midwest Banc Holdings, Inc.	27,414	27,688
MidWestOne Financial Group, Inc.	3,324	21,739
Nara Bancorp, Inc.	35,509	94,809
National Penn Bancshares, Inc.	96,000	711,360
NBT Bancorp, Inc.	41,000	805,650
NewBridge Bancorp	11,690	15,314
North Valley Bancorp	11,383	35,060
Northern States Financial Corp.	2,836	5,388
Northfield Bancorp, Inc. (d)	20,481	203,991
Northrim Bancorp, Inc.	1,031	8,320
Ohio Valley Banc Corp.	6,000	122,400
Old National Bancorp, Indiana	84,219	982,836
Old Second Bancorp, Inc. (d)	20,047	122,086
Oriental Financial Group, Inc.	38,839	67,968
PAB Bankshares, Inc. (d)	7,901	16,197

	Shares	Value
Pacific Capital Bancorp	58,278	$ 421,933
Pacific Mercantile Bancorp	7,285	25,206
PacWest Bancorp	38,734	529,881
Park National Corp. (d)	16,668	805,898
Peapack-Gladstone Financial Corp.	5,448	85,261
Pennsylvania Communication Bancorp, Inc. (a)(d)	3,180	46,587
Peoples Bancorp, Inc.	11,922	109,921
Peoples Financial Corp., Mississippi	4,312	72,485
Pinnacle Financial Partners, Inc. (a)(d)	30,000	595,200
Popular, Inc. (d)	299,314	673,457
Preferred Bank, Los Angeles California	10,547	56,637
PremierWest Bancorp	18,613	56,584
Princeton National Bancorp, Inc.	2,512	32,706
PrivateBancorp, Inc. (d)	39,412	491,074
Prosperity Bancshares, Inc. (d)	56,241	1,435,270
Provident Bankshares Corp. (d)	45,394	270,094
QCR Holdings, Inc. (d)	4,300	37,195
Renasant Corp.	26,369	283,994
Republic Bancorp, Inc., Kentucky Class A	17,002	318,447
Republic First Bancorp, Inc. (a)	7,220	41,443
Royal Bancshares of Pennsylvania, Inc. Class A	6,704	24,805
S&T Bancorp, Inc. (d)	33,000	748,770
S.Y. Bancorp, Inc.	15,778	372,519
Sandy Spring Bancorp, Inc. (d)	23,440	251,746
Santander Bancorp (d)	4,969	43,827
Savannah Bancorp, Inc.	3,956	27,296
SCBT Financial Corp. (d)	12,900	258,000
Seacoast Banking Corp., Florida (d)	17,060	66,022
Security Bank Corp., Georgia (d)	23,305	9,089
Shore Bancshares, Inc.	5,814	67,617
Sierra Bancorp (d)	13,100	82,923
Signature Bank, New York (a)	40,334	1,008,753
Simmons First National Corp. Class A	18,080	462,848
Smithtown Bancorp, Inc. (d)	14,655	163,843
South Financial Group, Inc.	98,641	124,288
Southside Bancshares, Inc.	18,588	323,803
Southwest Bancorp, Inc., Oklahoma	21,075	206,535
Southwest Georgia Financial Corp.	835	6,663
State Bancorp, Inc., New York	10,592	52,960
StellarOne Corp.	25,357	316,202
Sterling Bancorp, New York	29,378	258,526
Sterling Bancshares, Inc.	95,692	521,521
Sterling Financial Corp., Washington (d)	76,895	105,346
Suffolk Bancorp (d)	13,174	342,656
Summit Financial Group, Inc.	1,800	13,752
Sun Bancorp, Inc., New Jersey	25,196	110,610
Superior Bancorp	14,301	34,322
Susquehanna Bancshares, Inc., Pennsylvania (d)	107,746	944,932
SVB Financial Group (a)(d)	39,031	638,157
Synovus Financial Corp. (d)	317,663	1,105,467
Taylor Capital Group, Inc.	10,172	40,586
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
TCF Financial Corp. (d)	149,694	$ 1,835,248
Temecula Valley Bancorp, Inc.	12,685	3,793
Tennessee Commerce Bancorp, Inc. (a)	4,775	37,245
Texas Capital Bancshares, Inc. (a)	42,716	416,054
TIB Financial Corp. (d)	6,854	29,130
Tompkins Financial Corp. (d)	9,989	399,560
TowneBank (d)	33,000	441,870
Trico Bancshares	20,077	264,816
Trustmark Corp.	65,264	1,161,047
UCBH Holdings, Inc. (d)	125,795	201,272
UMB Financial Corp.	37,832	1,434,968
Umpqua Holdings Corp. (d)	77,839	661,632
Union Bankshares Corp. (d)	17,434	217,053
United Bankshares, Inc., West Virginia	51,000	785,400
United Community Banks, Inc., Georgia (d)	61,031	211,167
United Security Bancshares, California (d)	6,395	33,957
Univest Corp. of Pennsylvania	17,000	339,320
Valley National Bancorp	155,475	1,777,079
Virginia Commerce Bancorp, Inc.	30,283	120,829
VIST Financial Corp.	2,051	15,834
W Holding Co., Inc. (d)	6,601	51,092
Washington Banking Co., Oak Harbor	10,700	72,653
Washington Trust Bancorp, Inc.	20,161	286,286
Webster Financial Corp. (d)	65,755	255,129
WesBanco, Inc.	30,295	537,130
West Bancorp., Inc.	13,500	82,350
West Coast Bancorp, Oregon	15,866	20,784
Westamerica Bancorp.	34,700	1,383,489
Western Alliance Bancorp. (a)(d)	37,732	191,301
Whitney Holding Corp. (d)	81,558	901,216
Wilmington Trust Corp., Delaware (d)	78,000	702,000
Wilshire Bancorp, Inc.	30,000	142,800
Wintrust Financial Corp.	30,675	382,211
Yadkin Valley Financial Corp. (d)	5,000	22,800
		73,667,372
Consumer Finance - 0.2%
Advance America Cash Advance Centers, Inc.	55,072	56,173
Advanta Corp. Class B	64,251	30,840
AmeriCredit Corp. (a)(d)	131,441	506,048
Cardtronics, Inc. (a)	21,500	30,100
Cash America International, Inc.	33,000	475,200
CompuCredit Corp. (a)(d)	50,670	106,407
Consumer Portfolio Services, Inc. (a)	11,918	5,721
Credit Acceptance Corp. (a)(d)	5,307	100,992
Dollar Financial Corp. (a)	26,308	159,953
EZCORP, Inc. (non-vtg.) Class A (a)	42,000	431,760
First Cash Financial Services, Inc. (a)	24,985	341,295
First Marblehead Corp. (a)(d)	55,188	52,429

	Shares	Value
Nelnet, Inc. Class A	35,891	$ 183,044
QC Holdings, Inc.	10,421	51,688
Rewards Network, Inc. (a)	22,487	66,337
Student Loan Corp.	7,356	277,468
United Panam Financial Corp. (a)	5,347	6,951
World Acceptance Corp. (a)(d)	13,975	204,874
		3,087,280
Diversified Financial Services - 0.2%
Ampal-American Israel Corp. Class A (a)	4,585	6,694
Asset Acceptance Capital Corp. (a)(d)	17,141	57,422
Asta Funding, Inc. (d)	11,285	18,395
California First National Bancorp	373	2,727
Catskill Litigation Trust (a)	1,036	0
Encore Capital Group, Inc. (a)(d)	26,184	103,950
Financial Federal Corp.	30,000	570,000
Interactive Brokers Group, Inc. (a)	47,000	660,350
KKR Financial Holdings LLC	162,868	175,897
Life Partners Holdings, Inc. (d)	7,906	135,272
MarketAxess Holdings, Inc. (a)	34,888	275,266
Marlin Business Services Corp. (a)	7,748	29,055
Medallion Financial Corp.	30,498	155,540
MicroFinancial, Inc.	5,166	11,262
MSCI, Inc. Class A (a)(d)	77,551	1,222,204
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)(d)	37,643	51,571
PHH Corp. (a)(d)	57,729	555,353
PICO Holdings, Inc. (a)	18,144	396,265
Portfolio Recovery Associates, Inc. (a)(d)	18,881	425,955
Primus Guaranty Ltd. (a)(d)	21,499	33,968
Resource America, Inc. Class A	15,458	55,958
		4,943,104
Insurance - 10.3%
21st Century Holding Co.	8,797	31,493
Alleghany Corp. (d)	6,500	1,707,095
Allied World Assurance Co. Holdings Ltd.	51,000	1,958,910
AMBAC Financial Group, Inc. (d)	306,346	180,744
American Equity Investment Life Holding Co.	63,625	244,320
American Financial Group, Inc. (d)	90,718	1,411,572
American Independence Corp. (a)	3,087	10,712
American National Insurance Co. (d)	19,939	843,619
American Physicians Capital, Inc.	12,727	539,243
American Physicians Service Group, Inc.	7,000	144,900
American Safety Insurance Group Ltd. (a)	9,346	95,983
Amerisafe, Inc. (a)	18,790	272,455
Amtrust Financial Services, Inc.	51,934	435,207
Arch Capital Group Ltd. (a)	57,000	3,078,000
Argo Group International Holdings, Ltd. (a)	36,478	1,033,422
Arthur J. Gallagher & Co.	124,643	1,978,084
Aspen Insurance Holdings Ltd.	75,174	1,638,041
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Assured Guaranty Ltd. (d)	64,653	$ 285,766
Axis Capital Holdings Ltd.	163,929	3,668,731
Baldwin & Lyons, Inc. Class B	14,444	244,826
Berkshire Hathaway, Inc. Class A (a)(d)	1,387	109,018,192
Brown & Brown, Inc.	128,193	2,162,616
Citizens, Inc. Class A (a)(d)	38,666	251,329
CNA Financial Corp.	35,859	285,438
CNA Surety Corp. (a)	22,189	322,850
Conseco, Inc. (a)	189,886	229,762
Crawford & Co. Class B (a)(d)	30,301	240,893
CRM Holdings Ltd. (a)	9,636	7,034
Delphi Financial Group, Inc. Class A	44,000	476,960
Donegal Group, Inc. Class A	17,200	241,832
Eastern Insurance Holdings, Inc.	11,883	80,804
eHealth, Inc. (a)	32,062	405,584
EMC Insurance Group	12,011	239,980
Employers Holdings, Inc.	57,611	553,066
Endurance Specialty Holdings Ltd.	61,796	1,382,377
Enstar Group Ltd. (a)(d)	7,945	366,185
Erie Indemnity Co. Class A (d)	38,343	1,151,824
Everest Re Group Ltd.	67,500	4,396,275
FBL Financial Group, Inc. Class A	15,302	46,365
Fidelity National Financial, Inc. Class A	240,803	3,990,106
First Acceptance Corp. (a)	24,679	62,438
First Mercury Financial Corp. (a)	24,874	296,249
Flagstone Reinsurance Holdings Ltd.	54,569	406,539
FPIC Insurance Group, Inc. (a)	11,078	410,994
Gainsco, Inc. (a)	196	235
Greenlight Capital Re, Ltd. (a)(d)	42,281	612,229
Hallmark Financial Services, Inc. (a)	12,591	86,248
Hanover Insurance Group, Inc.	56,418	1,984,221
Harleysville Group, Inc.	16,469	490,117
HCC Insurance Holdings, Inc.	134,225	2,946,239
Hilltop Holdings, Inc. (a)	54,151	589,704
Horace Mann Educators Corp.	38,802	298,387
Independence Holding Co.	5,623	20,299
Infinity Property & Casualty Corp.	19,221	682,922
Insure.com, Inc. (a)	779	2,002
Investors Title Co.	1,641	45,899
IPC Holdings Ltd.	55,628	1,413,507
Kansas City Life Insurance Co.	4,931	117,308
Maiden Holdings Ltd.	50,000	223,000
Markel Corp. (a)	11,191	2,974,680
Max Capital Group Ltd.	51,868	855,822
Meadowbrook Insurance Group, Inc.	77,171	444,505
Mercer Insurance Group, Inc.	5,069	69,192
Mercury General Corp.	36,159	974,847
Montpelier Re Holdings Ltd.	98,862	1,255,547
National Financial Partners Corp. (d)	55,801	138,944
National Interstate Corp.	6,658	110,523
National Security Group, Inc.	2,778	17,835

	Shares	Value
National Western Life Insurance Co. Class A	3,218	$ 327,110
Navigators Group, Inc. (a)	16,527	863,205
Nymagic, Inc.	8,426	101,365
OdysseyRe Holdings Corp.	30,632	1,423,163
Old Republic International Corp.	266,590	2,420,637
OneBeacon Insurance Group Ltd.	29,770	331,638
PartnerRe Ltd.	68,797	4,258,534
Phoenix Companies, Inc.	153,446	73,654
Platinum Underwriters Holdings Ltd.	52,605	1,475,044
PMA Capital Corp. Class A (a)	37,128	190,838
Presidential Life Corp.	31,226	206,092
ProAssurance Corp. (a)	35,942	1,717,668
Protective Life Corp.	77,000	291,060
Reinsurance Group of America, Inc.	71,203	1,936,722
RenaissanceRe Holdings Ltd.	74,912	3,373,287
RLI Corp.	23,173	1,135,014
Safety Insurance Group, Inc.	19,783	618,614
SeaBright Insurance Holdings, Inc. (a)	28,567	277,671
Selective Insurance Group, Inc.	58,379	702,299
Specialty Underwriters' Alliance, Inc. (a)	14,899	47,677
StanCorp Financial Group, Inc.	56,655	1,019,223
State Auto Financial Corp.	18,291	305,826
Stewart Information Services Corp.	21,216	309,541
The First American Corp. (d)	90,171	2,089,262
Tower Group, Inc.	47,906	976,803
Transatlantic Holdings, Inc.	29,130	875,939
Unico American Corp. (a)	2,607	19,292
United America Indemnity Ltd. Class A (a)	39,190	333,899
United Fire & Casualty Co.	21,092	357,720
Unitrin, Inc.	53,709	578,983
Universal Insurance Holdings, Inc.	15,000	52,800
Validus Holdings Ltd.	34,956	836,847
W.R. Berkley Corp.	163,341	3,399,126
Wesco Financial Corp. (d)	1,862	454,794
White Mountains Insurance Group Ltd.	8,567	1,696,352
Zenith National Insurance Corp.	42,127	926,373
		199,187,099
Real Estate Investment Trusts - 4.5%
Acadia Realty Trust (SBI)	35,766	359,091
Agree Realty Corp.	18,217	211,499
Alesco Financial, Inc.	40,369	16,148
Alexanders, Inc.	3,135	440,154
Alexandria Real Estate Equities, Inc. (d)	35,105	1,402,796
AMB Property Corp. (SBI) (d)	107,139	1,276,025
American Campus Communities, Inc.	46,000	787,520
American Capital Agency Corp. (d)	16,229	261,287
American Land Lease, Inc.	4,333	61,095
Annaly Capital Management, Inc.	647,973	9,006,825
Anthracite Capital, Inc. (d)	104,762	86,952
Anworth Mortgage Asset Corp.	118,001	711,546
Arbor Realty Trust, Inc. (d)	23,691	13,741
Ashford Hospitality Trust, Inc. (d)	142,369	142,369
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Associated Estates Realty Corp.	34,225	$ 188,922
BioMed Realty Trust, Inc.	96,719	825,013
Brandywine Realty Trust (SBI)	104,403	492,782
BRE Properties, Inc.	55,067	1,041,868
BRT Realty Trust	3,818	10,881
Camden Property Trust (SBI) (d)	58,589	1,100,887
Capital Trust, Inc. Class A	26,517	44,283
CapLease, Inc.	80,502	160,199
Capstead Mortgage Corp. (d)	81,555	817,181
Care Investment Trust, Inc. (d)	14,587	77,311
CBL & Associates Properties, Inc. (d)	95,811	297,014
Cedar Shopping Centers, Inc.	79,374	376,233
Chimera Investment Corp.	214,305	640,772
Cogdell Spencer, Inc.	40,656	259,792
Colonial Properties Trust (SBI) (d)	46,133	175,767
Corporate Office Properties Trust (SBI) (d)	58,189	1,454,725
Cousins Properties, Inc. (d)	48,140	342,275
DCT Industrial Trust, Inc.	231,344	675,524
DiamondRock Hospitality Co.	113,317	350,150
Digital Realty Trust, Inc.	77,529	2,317,342
Douglas Emmett, Inc.	115,640	869,613
Duke Realty LP (d)	171,068	1,180,369
DuPont Fabros Technology, Inc.	37,662	200,362
EastGroup Properties, Inc.	29,752	731,602
Education Realty Trust, Inc.	50,625	184,781
Entertainment Properties Trust (SBI) (d)	36,097	538,206
Equity Lifestyle Properties, Inc. (d)	29,657	988,468
Equity One, Inc. (d)	35,230	393,871
Essex Property Trust, Inc. (d)	30,700	1,670,080
Extra Space Storage, Inc.	101,606	637,070
Federal Realty Investment Trust (SBI)	64,000	2,632,320
FelCor Lodging Trust, Inc.	78,625	63,686
First Industrial Realty Trust, Inc. (d)	60,983	134,772
First Potomac Realty Trust	46,581	339,575
Franklin Street Properties Corp. (d)	72,177	765,076
Friedman, Billings, Ramsey Group, Inc. Class A (a)	140,622	21,093
General Growth Properties, Inc. (d)	296,047	174,668
Getty Realty Corp.	24,143	401,740
Gladstone Commercial Corp.	10,600	74,518
Glimcher Realty Trust	51,154	71,104
Gramercy Capital Corp.	40,689	30,924
Hatteras Financial Corp.	42,035	1,002,535
Healthcare Realty Trust, Inc.	67,197	973,685
Hersha Hospitality Trust	115,710	208,278
Highwoods Properties, Inc. (SBI)	74,159	1,400,864
Home Properties, Inc. (d)	36,000	955,440
Hospitality Properties Trust (SBI)	126,113	1,437,688
HRPT Properties Trust (SBI)	253,032	817,293
Inland Real Estate Corp.	75,407	588,175
Investors Real Estate Trust	66,191	604,986

	Shares	Value
iStar Financial, Inc. (d)	129,061	$ 180,685
Kilroy Realty Corp.	34,511	642,250
Kite Realty Group Trust	62,696	215,674
LaSalle Hotel Properties (SBI) (d)	49,345	262,515
Lexington Corporate Properties Trust	104,117	335,257
Liberty Property Trust (SBI) (d)	115,000	2,101,050
LTC Properties, Inc.	24,188	412,647
Mack-Cali Realty Corp.	71,519	1,221,545
Maguire Properties, Inc. (d)	48,565	72,848
Medical Properties Trust, Inc.	92,450	322,651
MFA Mortgage Investments, Inc.	234,085	1,343,648
Mid-America Apartment Communities, Inc.	31,006	801,505
Mission West Properties, Inc.	31,945	225,851
Monmouth Real Estate Investment Corp. Class A	15,627	82,042
National Health Investors, Inc.	33,584	800,978
National Retail Properties, Inc. (d)	89,578	1,287,236
Nationwide Health Properties, Inc. (d)	116,090	2,351,983
Newcastle Investment Corp.	55,833	16,192
NorthStar Realty Finance Corp.	83,159	169,644
Omega Healthcare Investors, Inc. (d)	93,418	1,226,578
One Liberty Properties, Inc.	23,536	68,490
Parkway Properties, Inc.	25,560	297,263
Pennsylvania Real Estate Investment Trust (SBI)	50,247	153,253
PMC Commercial Trust	6,561	43,303
Post Properties, Inc.	50,327	485,152
Potlatch Corp.	42,000	956,340
PS Business Parks, Inc.	23,174	797,186
RAIT Financial Trust (SBI) (d)	90,009	75,608
Ramco-Gershenson Properties Trust (SBI)	36,937	190,595
Rayonier, Inc.	89,126	2,370,752
Realty Finance Corp.	27,390	3,287
Realty Income Corp.	115,092	2,017,563
Redwood Trust, Inc. (d)	63,484	857,034
Regency Centers Corp.	78,295	2,112,399
Resource Capital Corp. (d)	20,772	34,274
Saul Centers, Inc. (d)	18,800	484,476
Senior Housing Properties Trust (SBI)	132,127	1,667,443
SL Green Realty Corp. (d)	66,723	775,321
Sovran Self Storage, Inc. (d)	30,151	638,598
Strategic Hotel & Resorts, Inc. (d)	116,092	95,195
Sun Communities, Inc. (d)	35,203	310,490
Sunstone Hotel Investors, Inc. (d)	67,852	148,596
Supertel Hospitality, Inc., Maryland	13,197	15,968
Tanger Factory Outlet Centers, Inc. (d)	36,488	1,007,069
Taubman Centers, Inc.	59,000	923,350
The Macerich Co. (d)	87,897	1,003,784
Transcontinental Realty Investors, Inc. (a)	1,497	16,093
U-Store-It Trust	74,905	187,263
UDR, Inc. (d)	160,984	1,273,383
UMH Properties, Inc.	4,453	23,378
Universal Health Realty Income Trust (SBI)	14,027	437,783
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Urstadt Biddle Properties, Inc.	5,274	$ 67,244
Urstadt Biddle Properties, Inc. Class A	20,626	249,781
Ventas, Inc.	166,335	3,587,846
Washington (REIT) (SBI)	51,282	879,486
Weingarten Realty Investors (SBI)	86,443	975,941
Winthrop Realty Trust	18,245	135,195
		85,957,772
Real Estate Management & Development - 0.3%
American Realty Investments, Inc. (a)	1,965	19,650
Avatar Holdings, Inc. (a)	7,880	130,887
Brookfield Properties Corp.	242,763	1,201,678
Consolidated-Tomoka Land Co.	7,270	164,302
Forest City Enterprises, Inc. Class A	94,676	474,327
Forestar Group, Inc. (a)(d)	39,029	293,498
Grubb & Ellis Co.	40,464	23,064
Jones Lang LaSalle, Inc. (d)	37,146	739,948
Market Leader, Inc. (a)	9,851	14,382
Maui Land & Pineapple, Inc. (a)	3,029	23,869
Meruelo Maddux Properties, Inc. (a)	52,210	7,832
Reis, Inc. (a)	2,805	10,968
Stratus Properties, Inc. (a)	2,986	14,990
Tejon Ranch Co. (a)	15,713	329,187
The St. Joe Co. (a)(d)	107,984	1,985,826
Thomas Properties Group, Inc.	49,960	74,440
ZipRealty, Inc. (a)	10,323	27,356
		5,536,204
Thrifts & Mortgage Finance - 1.2%
Abington Bancorp, Inc.	32,172	233,247
American Bancorp of New Jersey, Inc.	20,535	175,574
Anchor BanCorp Wisconsin, Inc.	18,340	12,838
Astoria Financial Corp.	96,024	686,572
Bank Mutual Corp.	73,206	618,591
BankAtlantic Bancorp, Inc. (non-vtg.) Class A (d)	9,904	11,291
BankFinancial Corp.	29,332	254,015
BankUnited Financial Corp. Class A (d)	33,017	7,594
BCSB Bancorp, Inc. (a)	2,564	20,820
Beneficial Mutual Bancorp, Inc. (a)(d)	43,658	392,922
Berkshire Bancorp, Inc.	1,110	5,095
Berkshire Hills Bancorp, Inc.	18,290	385,187
Brookline Bancorp, Inc., Delaware	72,365	635,365
Camco Financial Corp.	7,852	8,009
Capitol Federal Financial	32,909	1,218,620
CFS Bancorp, Inc.	5,521	13,030
Charter Financial Corp., Georgia	8,305	68,516
Cheviot Financial Corp.	52	339
Citizens First Bancorp, Inc., Delaware	3,754	3,754
Citizens South Banking Corp., Delaware	10,510	54,021
Clifton Savings Bancorp, Inc.	8,458	80,774
Corus Bankshares, Inc.	43,002	6,450

	Shares	Value
Danvers Bancorp, Inc.	29,000	$ 371,780
Dime Community Bancshares, Inc.	39,027	384,806
Doral Financial Corp. (a)(d)	14,606	51,121
ESB Financial Corp.	7,483	85,755
ESSA Bancorp, Inc.	18,000	216,180
Fannie Mae	1,201,557	504,654
Farmer Mac Class C (non-vtg.) (d)	12,702	45,346
First Clover Leaf Financial Corp.	10,566	77,132
First Defiance Financial Corp.	3,003	15,556
First Federal Bancshares of Arkansas, Inc.	3,747	23,981
First Federal Bankshares, Inc.	2,907	3,517
First Financial Holdings, Inc.	22,059	124,413
First Financial Northwest, Inc.	27,660	203,854
First Financial Service Corp.	745	9,015
First Niagara Financial Group, Inc.	134,000	1,557,080
First Place Financial Corp.	18,173	40,344
FirstFed Financial Corp. (a)(d)	16,531	4,133
Flagstar Bancorp, Inc. (a)	35,396	27,609
Flushing Financial Corp.	33,791	207,477
Freddie Mac	749,598	314,831
Guaranty Financial Group, Inc. (a)(d)	64,639	27,795
Harrington West Financial Group, Inc.	4,000	7,400
HMN Financial, Inc.	2,852	5,733
Home Federal Bancorp, Inc.	14,626	107,794
HopFed Bancorp, Inc.	7,731	70,352
Indiana Community Bancorp	2,558	23,994
Jefferson Bancshares, Inc., Tennessee	5,738	38,674
Kearny Financial Corp.	25,844	255,597
Legacy Bancorp, Inc.	18,619	163,102
LSB Corp. (d)	3,904	31,271
MGIC Investment Corp.	130,000	296,400
MutualFirst Financial, Inc.	2,603	12,625
NASB Financial, Inc. (d)	3,384	49,779
New England Bancshares, Inc.	7,230	46,923
New York Community Bancorp, Inc. (d)	414,182	4,079,693
NewAlliance Bancshares, Inc.	118,802	1,356,719
Northeast Community Bancorp, Inc.	8,762	62,210
Northwest Bancorp, Inc.	29,130	442,193
OceanFirst Financial Corp.	20,240	191,875
Ocwen Financial Corp. (a)(d)	44,767	408,723
Oritani Financial Corp. (a)(d)	20,875	225,659
Pamrapo Bancorp, Inc.	2,874	19,400
Parkvale Financial Corp.	2,919	24,812
Peoples Community Bancorp, Inc. (a)	6,000	720
Provident Financial Holdings, Inc.	3,631	15,250
Provident Financial Services, Inc.	90,068	841,235
Provident New York Bancorp	52,295	446,599
Pulaski Financial Corp.	6,450	35,153
PVF Capital Corp.	5,643	13,148
Radian Group, Inc.	91,569	174,897
Rainier Pacific Financial Group, Inc.	3,186	3,027
Riverview Bancorp, Inc.	13,156	40,784
Rockville Financial, Inc.	7,892	71,028
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Roma Financial Corp.	13,524	$ 149,440
Rome Bancorp, Inc.	12,337	98,079
TF Financial Corp.	1,778	32,893
TFS Financial Corp.	129,178	1,508,799
The PMI Group, Inc.	102,461	52,255
TierOne Corp.	17,055	31,040
Timberland Bancorp, Inc.	12,774	51,735
Tree.com, Inc. (a)	6,533	29,594
Triad Guaranty, Inc. (a)(d)	10,834	2,817
Trustco Bank Corp., New York	85,000	514,250
United Community Financial Corp., Ohio	28,070	15,439
United Financial Bancorp, Inc.	9,000	115,830
ViewPoint Financial Group	20,326	270,742
Washington Federal, Inc.	105,690	1,203,809
Waterstone Financial, Inc. (a)	7,726	17,693
Westfield Financial, Inc.	42,393	399,342
WSFS Financial Corp.	9,096	200,931
		23,446,460
TOTAL FINANCIALS		427,835,245
HEALTH CARE - 12.9%
Biotechnology - 5.0%
A.P. Pharma, Inc. (a)	4,452	2,760
Aastrom Biosciences, Inc. (a)	178,505	66,047
Abraxis BioScience, Inc. (a)	7,110	416,219
Acadia Pharmaceuticals, Inc. (a)	42,194	35,021
Acorda Therapeutics, Inc. (a)	40,423	889,306
Affymax, Inc. (a)	8,252	107,936
Alexion Pharmaceuticals, Inc. (a)	93,834	3,209,123
Alkermes, Inc. (a)	109,716	1,105,937
Allos Therapeutics, Inc. (a)(d)	66,599	375,618
Alnylam Pharmaceuticals, Inc. (a)(d)	40,831	752,924
Alseres Pharmaceuticals, Inc. (a)	1,366	1,311
Altus Pharmaceuticals, Inc. (a)	23,918	4,784
Amicus Therapeutics, Inc. (a)(d)	10,000	80,600
Amylin Pharmaceuticals, Inc. (a)(d)	164,942	1,505,920
Anadys Pharmaceuticals, Inc. (a)	40,210	246,085
Antigenics, Inc. (a)	19,086	7,634
Arena Pharmaceuticals, Inc. (a)(d)	99,416	414,565
ARIAD Pharmaceuticals, Inc. (a)	86,734	96,275
ArQule, Inc. (a)	42,103	132,203
Array Biopharma, Inc. (a)(d)	77,370	241,394
AspenBio Pharma, Inc. (a)	20,000	27,600
Avalon Pharmaceuticals, Inc. (a)	22,000	8,580
AVI BioPharma, Inc. (a)	25,727	14,922
Avigen, Inc. (a)	22,946	23,634
BioCryst Pharmaceuticals, Inc. (a)	33,947	43,452
BioMarin Pharmaceutical, Inc. (a)(d)	118,226	1,418,712
Biosante Pharmaceuticals, Inc. (a)	21,771	30,044
BioSphere Medical, Inc. (a)	4,678	8,654

	Shares	Value
Cel-Sci Corp. (a)	5,333	$ 1,013
Celera Corp. (a)	93,715	602,587
Cell Genesys, Inc. (a)	88,600	18,703
Celldex Therapeutics, Inc. (a)	18,665	128,042
Cepheid, Inc. (a)(d)	65,719	439,003
Cleveland Biolabs, Inc. (a)(d)	20,722	38,336
Combinatorx, Inc. (a)	22,451	10,327
Cougar Biotechnology, Inc. (a)	20,899	523,102
Cubist Pharmaceuticals, Inc. (a)	65,069	924,630
CuraGen Corp. (a)	41,352	27,706
Curis, Inc. (a)	10,011	12,013
CV Therapeutics, Inc. (a)	74,848	1,197,568
Cytokinetics, Inc. (a)	61,414	97,034
Cytori Therapeutics, Inc. (a)(d)	24,014	66,279
CytRx Corp. (a)	79,740	24,719
Dendreon Corp. (a)(d)	99,179	302,496
DUSA Pharmaceuticals, Inc. (a)	9,863	11,934
Dyax Corp. (a)	92,151	173,244
Dynavax Technologies Corp. (a)	21,508	11,851
Emergent BioSolutions, Inc. (a)	13,717	264,875
EntreMed, Inc. (a)	6,269	1,009
Enzon Pharmaceuticals, Inc. (a)(d)	51,498	272,424
EPIX Pharmaceuticals, Inc. (a)	9,769	4,494
Exact Sciences Corp. (a)	5,146	4,271
Facet Biotech Corp. (a)	27,410	178,439
Forticell Bioscience, Inc. (a)	2	0
Genentech, Inc. (a)	550,035	47,055,494
Genomic Health, Inc. (a)(d)	21,051	414,284
GenVec, Inc. (a)(d)	87,639	34,179
Geron Corp. (a)(d)	117,984	542,726
GTC Biotherapeutics, Inc. (a)	4,398	1,583
GTx, Inc. (a)(d)	24,446	227,592
Halozyme Therapeutics, Inc. (a)(d)	72,135	319,558
Hana Biosciences, Inc. (a)	18,262	1,824
Hemispherx Biopharma, Inc. (a)	93,692	36,540
Human Genome Sciences, Inc. (a)(d)	154,154	291,351
Idenix Pharmaceuticals, Inc. (a)	30,801	113,656
Idera Pharmaceuticals, Inc. (a)(d)	26,869	149,929
IDM Pharma, Inc. (a)	908	1,816
ImmunoGen, Inc. (a)	61,988	251,671
Immunomedics, Inc. (a)	65,181	64,529
Incyte Corp. (a)(d)	116,469	269,043
Indevus Pharmaceuticals, Inc. (a)	93,472	477,642
Infinity Pharmaceuticals, Inc. (a)	1,801	14,912
Inhibitex, Inc. (a)	8,093	2,266
InterMune, Inc. (a)(d)	41,549	625,312
Isis Pharmaceuticals, Inc. (a)(d)	108,857	1,399,901
Isolagen, Inc. (a)(d)	33,379	6,676
Keryx Biopharmaceuticals, Inc. (a)	60,465	8,030
La Jolla Pharmaceutical Co. (a)	33,235	2,044
Lexicon Pharmaceuticals, Inc. (a)	93,125	85,675
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	41,636	0
Class B (a)	126,797	343,620
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Manhattan Pharmaceuticals, Inc. (a)	9,897	$ 346
MannKind Corp. (a)(d)	74,374	160,648
Martek Biosciences (d)	38,419	719,588
Maxygen, Inc. (a)	38,092	264,739
Medarex, Inc. (a)(d)	144,392	564,573
Metabasis Therapeutics, Inc. (a)	26,087	11,478
Metabolix, Inc. (a)(d)	27,147	159,353
Micromet, Inc. (a)(d)	42,645	127,935
Momenta Pharmaceuticals, Inc. (a)(d)	34,332	329,587
Myriad Genetics, Inc. (a)	55,357	4,364,899
Nabi Biopharmaceuticals (a)	74,967	282,626
Neurocrine Biosciences, Inc. (a)(d)	87,694	287,636
Northfield Laboratories, Inc. (a)	29,181	21,302
Novavax, Inc. (a)	67,163	55,074
NPS Pharmaceuticals, Inc. (a)	70,931	322,736
ONYX Pharmaceuticals, Inc. (a)	65,243	1,956,638
Orchid Cellmark, Inc. (a)	20,246	14,172
OREXIGEN Therapeutics, Inc. (a)(d)	41,187	164,336
Orthologic Corp. (a)	36,394	18,197
OSI Pharmaceuticals, Inc. (a)(d)	69,666	2,375,611
Osiris Therapeutics, Inc. (a)(d)	28,553	511,099
OXiGENE, Inc. (a)	27,796	18,067
PDL BioPharma, Inc.	137,051	804,489
Peregrine Pharmaceuticals, Inc. (a)	144,570	46,262
Pharmasset, Inc. (a)	29,153	278,411
Poniard Pharmaceuticals, Inc. (a)(d)	14,768	29,536
Progenics Pharmaceuticals, Inc. (a)(d)	36,573	235,164
Regeneron Pharmaceuticals, Inc. (a)	79,379	1,131,151
Repligen Corp. (a)	34,267	133,984
Rigel Pharmaceuticals, Inc. (a)(d)	40,346	211,413
RXi Pharmaceuticals Corp.	3,977	15,988
Sangamo Biosciences, Inc. (a)(d)	89,475	319,426
Savient Pharmaceuticals, Inc. (a)(d)	65,430	282,658
SciClone Pharmaceuticals, Inc. (a)	14,063	16,313
Seattle Genetics, Inc. (a)(d)	69,909	561,369
Senomyx, Inc. (a)	31,175	57,362
SIGA Technologies, Inc. (a)(d)	5,146	25,164
StemCells, Inc. (a)(d)	127,403	198,749
Sunesis Pharmaceuticals, Inc. (a)	3,400	850
Synta Pharmaceuticals Corp. (a)(d)	25,759	35,032
Telik, Inc. (a)	42,903	16,732
Theravance, Inc. (a)(d)	70,171	978,184
Trimeris, Inc.	15,229	21,321
Trubion Pharmaceuticals, Inc. (a)	6,000	7,980
Unigene Laboratories, Inc. (a)	74,735	37,368
United Therapeutics Corp. (a)(d)	28,783	1,931,627
Vanda Pharmaceuticals, Inc. (a)	21,153	16,922
Vertex Pharmaceuticals, Inc. (a)(d)	176,442	5,333,842
Vical, Inc. (a)	34,045	51,068

	Shares	Value
XOMA Ltd. (a)	145,384	$ 74,146
Zymogenetics, Inc. (a)	60,308	250,278
		95,178,641
Health Care Equipment & Supplies - 2.8%
Abaxis, Inc. (a)(d)	27,917	436,622
Abiomed, Inc. (a)(d)	39,562	269,417
Accuray, Inc. (a)	53,812	251,302
AdvanSource Biomaterials Corp. (a)	3,688	627
Align Technology, Inc. (a)(d)	79,620	545,397
Alphatec Holdings, Inc. (a)	14,930	24,784
American Medical Systems Holdings, Inc. (a)(d)	89,553	926,874
Analogic Corp.	15,578	440,079
Angiodynamics, Inc. (a)	31,277	371,258
Anika Therapeutics, Inc. (a)	12,355	42,254
Aspect Medical Systems, Inc. (a)	22,382	78,113
Atrion Corp.	1,700	127,772
ATS Medical, Inc. (a)	36,269	84,507
Beckman Coulter, Inc.	75,784	3,398,155
BioLase Technology, Inc. (a)	21,417	7,068
Bovie Medical Corp. (a)	18,610	125,618
BSD Medical Corp. (a)(d)	13,363	39,688
Candela Corp. (a)	20,642	7,018
Cantel Medical Corp. (a)	23,405	292,094
Cardiac Science Corp. (a)	24,399	88,812
Cardica, Inc. (a)	18,168	49,962
Cardiodynamics International Corp. (a)	1,977	1,522
Cerus Corp. (a)	40,324	28,227
Clarient, Inc. (a)	8,140	15,059
Conceptus, Inc. (a)(d)	27,022	303,457
CONMED Corp. (a)	31,480	427,813
Cooper Companies, Inc. (d)	54,576	1,200,126
Cryolife, Inc. (a)	35,395	178,745
Cutera, Inc. (a)	13,073	83,275
Cyberonics, Inc. (a)(d)	28,461	382,800
Cynosure, Inc. Class A (a)	12,274	67,262
DexCom, Inc. (a)(d)	35,375	143,269
Digirad Corp. (a)	4,978	4,580
Edwards Lifesciences Corp. (a)	65,000	3,614,650
Electro-Optical Sciences, Inc. (a)(d)	9,000	36,000
Endologix, Inc. (a)	29,516	45,455
Escalon Medical Corp. (a)	3,512	7,551
ev3, Inc. (a)(d)	70,887	417,524
Exactech, Inc. (a)	12,414	171,065
Fonar Corp. (a)	785	534
Gen-Probe, Inc. (a)	63,471	2,575,018
Greatbatch, Inc. (a)	31,384	611,360
Haemonetics Corp. (a)	34,139	1,822,340
Hansen Medical, Inc. (a)(d)	22,435	86,599
HealthTronics, Inc. (a)	18,929	27,447
Hill-Rom Holdings, Inc.	68,900	676,598
Hologic, Inc. (a)	300,361	3,400,087
Home Diagnostics, Inc. (a)	19,347	128,077
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
I-Flow Corp. (a)	39,660	$ 125,722
ICU Medical, Inc. (a)(d)	16,952	534,497
IDEXX Laboratories, Inc. (a)(d)	67,973	2,045,987
Immucor, Inc. (a)	81,069	1,819,188
Insite Vision (a)	62,560	11,886
Insulet Corp. (a)(d)	22,878	140,013
Integra LifeSciences Holdings Corp. (a)(d)	25,212	658,285
Invacare Corp.	38,562	618,534
Inverness Medical Innovations, Inc. (a)(d)	88,181	1,981,427
Iridex Corp. (a)	9,439	7,362
IRIS International, Inc. (a)	21,153	201,165
IVAX Diagnostics, Inc. (a)	7,111	2,702
Kensey Nash Corp. (a)	14,263	271,853
Kinetic Concepts, Inc. (a)(d)	62,915	1,370,289
Masimo Corp. (a)	53,628	1,340,164
Medical Action Industries, Inc. (a)	22,708	151,689
Meridian Bioscience, Inc.	43,952	881,677
Merit Medical Systems, Inc. (a)	32,942	366,974
Micrus Endovascular Corp. (a)(d)	16,657	104,939
Minrad International, Inc. (a)(d)	24,400	2,684
National Dentex Corp. (a)	2,508	7,399
Natus Medical, Inc. (a)(d)	29,511	231,071
Neogen Corp. (a)	16,257	345,461
NeuroMetrix, Inc. (a)	7,830	10,336
NMT Medical, Inc. (a)	16,102	13,043
North American Scientific, Inc. (a)	786	148
Northstar Neuroscience, Inc. (a)	18,816	35,562
NuVasive, Inc. (a)(d)	41,581	1,178,821
NxStage Medical, Inc. (a)(d)	19,789	61,940
OraSure Technologies, Inc. (a)	71,145	182,131
Orthofix International NV (a)	26,773	425,423
Orthovita, Inc. (a)	101,896	307,726
Osteotech, Inc. (a)	4,011	12,193
Palomar Medical Technologies, Inc. (a)	28,352	206,970
Quidel Corp. (a)	32,548	359,330
ResMed, Inc. (a)	86,542	3,191,669
Retractable Technologies, Inc. (a)	5,601	2,576
Rochester Medical Corp. (a)	15,923	165,918
RTI Biologics, Inc. (a)	51,821	146,135
Sirona Dental Systems, Inc. (a)(d)	22,391	249,660
Solta Medical, Inc. (a)	10,000	9,312
Somanetics Corp. (a)	17,097	208,412
Sonic Innovations, Inc. (a)	31,910	26,804
SonoSite, Inc. (a)	23,832	439,462
Staar Surgical Co. (a)	8,437	10,546
Stereotaxis, Inc. (a)(d)	33,454	105,046
Steris Corp.	69,281	1,597,620
SurModics, Inc. (a)(d)	20,026	349,854
Symmetry Medical, Inc. (a)	34,850	186,448
Synovis Life Technologies, Inc. (a)	20,569	256,701
Teleflex, Inc.	49,920	2,371,200

	Shares	Value
The Spectranetics Corp. (a)	37,264	$ 83,844
Theragenics Corp. (a)	45,104	42,849
ThermoGenesis Corp. (a)	39,439	18,852
Thoratec Corp. (a)	63,060	1,440,290
TomoTherapy, Inc. (a)(d)	66,645	161,281
Urologix, Inc. (a)	5,053	2,021
Utah Medical Products, Inc.	3,222	75,717
Vascular Solutions, Inc. (a)	21,325	128,590
Vision Sciences, Inc. (a)	8,293	8,293
Vnus Medical Technologies, Inc. (a)	20,920	399,363
Volcano Corp. (a)	37,647	563,199
West Pharmaceutical Services, Inc.	39,048	1,198,774
Wright Medical Group, Inc. (a)(d)	44,917	656,237
Young Innovations, Inc.	6,599	105,584
Zoll Medical Corp. (a)	23,256	319,770
		54,600,479
Health Care Providers & Services - 2.5%
Access Plans USA, Inc. (a)	3,930	943
Air Methods Corp. (a)(d)	12,127	202,400
Alliance Healthcare Services, Inc. (a)	44,679	366,368
Allied Healthcare International, Inc. (a)	21,264	27,643
Allion Healthcare, Inc. (a)	19,407	78,598
Almost Family, Inc. (a)(d)	9,431	191,355
Amedisys, Inc. (a)(d)	30,278	990,393
America Service Group, Inc. (a)	8,584	96,055
American Dental Partners, Inc. (a)	13,941	92,150
AMERIGROUP Corp. (a)	58,676	1,453,991
AMN Healthcare Services, Inc. (a)	40,481	263,531
AmSurg Corp. (a)	40,305	629,564
Animal Health International, Inc. (a)	28,873	35,225
Arcadia Resources, Inc. (a)	80,061	20,015
Assisted Living Concepts, Inc. Class A (a)	59,315	175,572
athenahealth, Inc. (a)(d)	26,384	672,264
Bio-Reference Laboratories, Inc. (a)(d)	15,824	367,275
BioScrip, Inc. (a)	44,859	66,840
Brookdale Senior Living, Inc.	46,474	169,630
Capital Senior Living Corp. (a)	24,577	71,273
CardioNet, Inc.	29,671	741,775
Catalyst Health Solutions, Inc. (a)	40,103	845,371
Centene Corp. (a)	49,604	842,276
Chemed Corp.	27,377	1,089,878
Chindex International, Inc. (a)(d)	18,173	75,963
Community Health Systems, Inc. (a)(d)	112,501	1,840,516
Corvel Corp. (a)	10,620	200,293
Cross Country Healthcare, Inc. (a)	31,101	230,147
Dialysis Corp. of America (a)	7,648	41,070
Emergency Medical Services Corp. Class A (a)(d)	16,600	508,292
Emeritus Corp. (a)(d)	25,335	170,251
Five Star Quality Care, Inc. (a)	42,257	64,653
Genoptix, Inc. (a)	12,018	364,386
Gentiva Health Services, Inc. (a)	33,997	589,168
Hanger Orthopedic Group, Inc. (a)	40,826	542,986
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Health Grades, Inc. (a)	30,002	$ 64,504
Health Management Associates, Inc. Class A (a)	322,363	693,080
Health Net, Inc. (a)	120,604	1,591,973
HealthSouth Corp. (a)(d)	105,091	824,964
Healthspring, Inc. (a)	58,438	473,348
Healthways, Inc. (a)	39,318	358,187
HearUSA, Inc. (a)	11,117	6,670
Henry Schein, Inc. (a)	107,190	3,931,729
HMS Holdings Corp. (a)	30,510	926,894
Hooper Holmes, Inc. (a)	50,431	9,582
Hythiam, Inc. (a)	35,825	9,028
Integramed America, Inc. (a)	12,500	87,750
InVentiv Health, Inc. (a)	44,929	456,479
IPC The Hospitalist Co., Inc. (a)	13,840	221,717
Kindred Healthcare, Inc. (a)	39,935	574,665
Landauer, Inc.	12,609	630,576
LCA-Vision, Inc. (d)	19,294	53,059
LHC Group, Inc. (a)(d)	16,020	319,279
LifePoint Hospitals, Inc. (a)	61,881	1,300,739
Lincare Holdings, Inc. (a)	91,222	1,922,048
Magellan Health Services, Inc. (a)	44,596	1,478,803
Medcath Corp. (a)	24,384	195,560
MEDNAX, Inc. (a)	52,165	1,544,084
Metropolitan Health Networks, Inc. (a)	36,067	47,608
Molina Healthcare, Inc. (a)	14,494	271,473
MWI Veterinary Supply, Inc. (a)	16,999	428,715
National Healthcare Corp.	11,227	465,921
National Research Corp.	1,185	24,375
NightHawk Radiology Holdings, Inc. (a)	42,237	112,350
NovaMed Eyecare, Inc. (a)(d)	33,673	87,550
Odyssey Healthcare, Inc. (a)	35,991	372,867
Omnicare, Inc.	121,027	3,138,230
Owens & Minor, Inc.	52,124	1,757,100
PDI, Inc. (a)	3,836	20,177
PharMerica Corp. (a)(d)	37,054	621,766
Providence Service Corp. (a)	11,318	35,652
PSS World Medical, Inc. (a)	67,150	968,975
Psychemedics Corp.	3,872	22,496
Psychiatric Solutions, Inc. (a)(d)	60,275	1,021,059
RadNet, Inc. (a)(d)	41,219	94,392
RehabCare Group, Inc. (a)	28,876	422,456
ResCare, Inc. (a)	32,942	402,881
Rural/Metro Corp. (a)	20,488	27,659
Skilled Healthcare Group, Inc.	31,687	268,389
SRI/Surgical Express, Inc. (a)	2,620	2,882
Sun Healthcare Group, Inc. (a)	53,393	477,333
Sunrise Senior Living, Inc. (a)	44,166	29,150
The Ensign Group, Inc.	10,000	132,300
Triple-S Management Corp. (a)(d)	23,906	275,158
U.S. Physical Therapy, Inc. (a)	23,352	239,592

	Shares	Value
Universal American Financial Corp. (a)	48,000	$ 322,080
Universal Health Services, Inc. Class B	53,605	1,974,272
VCA Antech, Inc. (a)(d)	97,185	2,020,476
Virtual Radiologic Corp. (a)(d)	13,000	81,250
Wellcare Health Plans, Inc. (a)	53,587	483,891
		48,443,303
Health Care Technology - 0.4%
A.D.A.M., Inc. (a)	2,620	8,174
Allscripts Healthcare Solutions, Inc. (d)	63,626	553,546
AMICAS, Inc. (a)	31,224	60,575
Arrhythmia Research Technology, Inc. (a)	7,380	12,694
Cash Technologies, Inc. (a)	2,900	203
Cerner Corp. (a)(d)	73,660	2,695,956
Computer Programs & Systems, Inc.	17,274	462,080
Eclipsys Corp. (a)(d)	67,372	536,955
Emageon, Inc. (a)(d)	33,876	59,622
HealthStream, Inc. (a)	6,041	11,055
HLTH Corp. (a)(d)	130,212	1,421,915
iCAD, Inc. (a)	48,360	43,524
MedAssets, Inc. (a)	32,205	475,990
Mediware Information Systems, Inc. (a)	1,310	5,476
Merge Healthcare, Inc.	50,544	69,245
Omnicell, Inc. (a)	46,460	333,583
Phase Forward, Inc. (a)	49,756	689,121
Quadramed Corp. (a)	7,152	43,341
Transcend Services, Inc. (a)	14,000	142,100
Vital Images, Inc. (a)	24,037	235,322
		7,860,477
Life Sciences Tools & Services - 1.2%
Accelrys, Inc. (a)	29,292	103,987
Affymetrix, Inc. (a)(d)	98,231	209,232
Albany Molecular Research, Inc. (a)	29,143	252,670
AMAG Pharmaceuticals, Inc. (a)(d)	20,475	553,849
Arrowhead Research Corp. (a)	22,957	8,953
Bio-Imaging Technologies, Inc. (a)	2,110	6,647
Bio-Rad Laboratories, Inc. Class A (a)	24,059	1,340,086
Bioanalytical Systems, Inc. (a)	4,772	5,726
Biodelivery Sciences International, Inc. (a)	20,000	64,800
Bruker BioSciences Corp. (a)	60,406	254,309
Caliper Life Sciences, Inc. (a)	28,993	26,094
Cambrex Corp. (a)	43,404	93,753
Charles River Laboratories International, Inc. (a)	77,629	1,925,199
Clinical Data, Inc. (a)(d)	12,139	101,361
Covance, Inc. (a)(d)	72,930	2,769,881
Cryo-Cell International, Inc. (a)	6,550	3,930
Dionex Corp. (a)	21,964	1,027,696
Encorium Group, Inc. (a)	7,298	1,314
Enzo Biochem, Inc. (a)	38,087	139,779
eResearchTechnology, Inc. (a)	43,611	211,513
Exelixis, Inc. (a)(d)	141,120	609,638
Harvard Bioscience, Inc. (a)	8,617	22,146
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Illumina, Inc. (a)(d)	147,661	$ 4,626,219
Interleukin Genetics, Inc. (a)	6,973	1,604
Kendle International, Inc. (a)(d)	13,470	251,889
Luminex Corp. (a)(d)	45,784	760,014
Medivation, Inc. (a)(d)	31,145	519,187
Medtox Scientific, Inc. (a)	8,211	57,231
Nektar Therapeutics (a)	119,858	538,162
PAREXEL International Corp. (a)	68,444	627,631
Pharmaceutical Product Development, Inc.	118,698	2,847,565
PharmaNet Development Group, Inc. (a)(d)	19,840	98,010
Sequenom, Inc. (a)(d)	57,993	848,438
Strategic Diagnostics, Inc. (a)	3,743	3,369
Techne Corp.	45,568	2,225,997
Varian, Inc. (a)	35,328	799,473
		23,937,352
Pharmaceuticals - 1.0%
Adolor Corp. (a)	74,840	149,680
Akorn, Inc. (a)	56,621	79,269
Alexza Pharmaceuticals, Inc. (a)(d)	30,076	48,122
Ardea Biosciences, Inc. (a)	3,000	35,550
Auxilium Pharmaceuticals, Inc. (a)	45,685	1,254,967
AVANIR Pharmaceuticals Class A (a)	14,261	5,847
Biodel, Inc. (a)(d)	19,000	70,680
BioMimetic Therapeutics, Inc. (a)(d)	18,723	156,899
Cadence Pharmaceuticals, Inc. (a)	36,197	230,937
Caraco Pharmaceutical Laboratories Ltd. (a)	20,224	82,918
Columbia Laboratories, Inc. (a)	71,340	101,303
Corcept Therapeutics, Inc. (a)	7,957	9,151
CPEX Pharmaceuticals, Inc. (a)	2,342	15,270
Cypress Bioscience, Inc. (a)	51,091	431,208
DepoMed, Inc. (a)	68,230	119,403
Discovery Laboratories, Inc. (a)	161,735	176,291
Durect Corp. (a)(d)	101,287	201,561
Emisphere Technologies, Inc. (a)	22,624	13,348
Endo Pharmaceuticals Holdings, Inc. (a)(d)	140,836	2,673,067
Heska Corp. (a)	20,430	3,882
Hi-Tech Pharmacal Co., Inc. (a)(d)	9,053	46,261
Hollis-Eden Pharmaceuticals, Inc. (a)	6,761	4,462
Immtech Pharmaceuticals, Inc. (a)	2,377	261
Inspire Pharmaceuticals, Inc. (a)	61,517	205,467
Ista Pharmaceuticals, Inc. (a)	7,132	13,052
Javelin Pharmaceuticals, Inc. (a)	36,213	46,353
KV Pharmaceutical Co. Class A (a)	41,227	28,034
MAP Pharmaceuticals, Inc. (a)	3,000	6,690
Matrixx Initiatives, Inc. (a)	18,280	322,276
MDRNA, Inc. (a)	27,713	7,480
Medicines Co. (a)	64,701	793,881

	Shares	Value
Medicis Pharmaceutical Corp. Class A	67,064	$ 756,482
MiddleBrook Pharmaceuticals, Inc. (a)(d)	56,776	94,816
NitroMed, Inc. (a)	19,202	14,354
Noven Pharmaceuticals, Inc. (a)	33,333	270,997
Nutrition 21, Inc. (a)	16,280	2,458
Obagi Medical Products, Inc. (a)	17,005	86,385
Optimer Pharmaceuticals, Inc. (a)(d)	31,237	334,548
Pain Therapeutics, Inc. (a)(d)	46,059	208,647
Par Pharmaceutical Companies, Inc. (a)	48,743	649,257
Penwest Pharmaceuticals Co. (a)	18,669	34,538
Perrigo Co.	105,925	2,128,033
Pozen, Inc. (a)	22,220	132,653
Questcor Pharmaceuticals, Inc. (a)(d)	62,597	304,221
Repros Therapeutics, Inc. (a)(d)	21,715	187,400
Salix Pharmaceuticals Ltd. (a)	59,634	444,273
Santarus, Inc. (a)	45,220	64,665
SCOLR Pharma, Inc. (a)	17,200	9,116
Sepracor, Inc. (a)(d)	128,889	1,930,757
Somaxon Pharmaceuticals, Inc. (a)	7,756	3,405
Spectrum Pharmaceuticals, Inc. (a)	57,989	86,984
Sucampo Pharmaceuticals, Inc. Class A (a)	7,000	35,280
SuperGen, Inc. (a)	50,317	83,023
Valeant Pharmaceuticals International (a)(d)	88,680	1,543,032
ViroPharma, Inc. (a)(d)	86,152	357,531
Vivus, Inc. (a)	92,353	372,183
Warner Chilcott Ltd. (a)(d)	103,501	1,122,986
XenoPort, Inc. (a)	25,987	542,868
		19,134,462
TOTAL HEALTH CARE		249,154,714
INDUSTRIALS - 11.6%
Aerospace & Defense - 1.0%
AAR Corp. (a)(d)	44,594	589,533
AeroVironment, Inc. (a)(d)	15,521	484,566
Alabama Aircraft Industries, Inc. (a)	664	1,062
Alliant Techsystems, Inc. (a)(d)	41,834	2,955,990
American Science & Engineering, Inc. (d)	10,831	657,333
Applied Energetics, Inc. (a)	50,433	12,104
Applied Signal Technology, Inc.	17,972	343,625
Argon ST, Inc. (a)	20,181	343,279
Ascent Solar Technologies, Inc. (a)(d)	22,936	61,698
Astronics Corp.	8,502	69,376
Axsys Technologies, Inc. (a)	11,318	375,871
BE Aerospace, Inc. (a)	117,052	873,208
Breeze Industrial Products Corp. (a)	9,000	67,950
Ceradyne, Inc. (a)	30,436	522,282
CPI Aerostructures, Inc. (a)	1,677	8,133
Cubic Corp.	19,229	501,108
Curtiss-Wright Corp.	51,287	1,363,721
Ducommun, Inc.	17,181	218,542
DynCorp International, Inc. Class A (a)	30,835	375,879
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Esterline Technologies Corp. (a)	32,136	$ 814,326
GenCorp, Inc. (non-vtg.) (a)	61,833	156,437
Heico Corp. Class A	24,181	482,895
Herley Industries, Inc. (a)	16,228	156,762
Hexcel Corp. (a)	102,577	637,003
Innovative Solutions & Support, Inc. (d)	8,701	44,462
Kratos Defense & Security Solutions, Inc. (a)	21,324	17,272
Ladish Co., Inc. (a)	23,791	162,968
LMI Aerospace, Inc. (a)	12,245	107,144
Moog, Inc. Class A (a)	46,409	1,079,009
Orbital Sciences Corp. (a)	64,914	918,533
Spirit AeroSystems Holdings, Inc. Class A (a)	122,360	1,213,811
Stanley, Inc. (a)	21,490	666,405
Sypris Solutions, Inc.	8,306	6,645
Taser International, Inc. (a)(d)	84,005	361,222
Teledyne Technologies, Inc. (a)	38,057	871,886
The Allied Defense Group, Inc. (a)(d)	7,168	44,083
Todd Shipyards Corp.	6,043	69,495
TransDigm Group, Inc. (a)(d)	28,976	1,024,012
Triumph Group, Inc.	17,945	648,173
TVI Corp. (a)	29,926	2,843
		19,310,646
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	82,053	15,713
Atlas Air Worldwide Holdings, Inc. (a)	15,089	213,358
Dynamex, Inc. (a)	16,027	184,631
Forward Air Corp.	37,345	621,421
Hub Group, Inc. Class A (a)	41,531	745,897
Pacer International, Inc.	47,214	138,337
Park-Ohio Holdings Corp. (a)	8,657	30,905
UTI Worldwide, Inc.	105,498	1,296,570
		3,246,832
Airlines - 0.6%
AirTran Holdings, Inc. (a)	151,082	451,735
Alaska Air Group, Inc. (a)	45,898	1,005,625
Allegiant Travel Co. (a)(d)	16,606	569,918
AMR Corp. (a)(d)	320,937	1,312,632
Continental Airlines, Inc. Class B (a)	130,259	1,305,195
Delta Air Lines, Inc. (a)(d)	737,393	3,709,087
ExpressJet Holdings, Inc. (a)	3,420	4,651
Hawaiian Holdings, Inc. (a)	64,475	204,386
JetBlue Airways Corp. (a)(d)	209,724	799,048
Pinnacle Airlines Corp. (a)	20,690	28,966
Republic Airways Holdings, Inc. (a)	50,778	351,384
SkyWest, Inc.	69,997	716,769
UAL Corp. (a)(d)	154,245	757,343
US Airways Group, Inc. (a)(d)	130,595	372,196
		11,588,935

	Shares	Value
Building Products - 0.4%
Aaon, Inc.	23,521	$ 365,046
American Woodmark Corp.	14,070	203,593
Ameron International Corp.	10,712	523,495
Apogee Enterprises, Inc.	31,197	295,436
Armstrong World Industries, Inc.	20,296	259,383
Builders FirstSource, Inc. (a)(d)	13,109	25,169
Gibraltar Industries, Inc.	35,039	229,856
Griffon Corp. (a)	76,109	553,312
Insteel Industries, Inc.	17,667	111,302
Lennox International, Inc.	56,770	1,470,343
NCI Building Systems, Inc. (a)(d)	19,180	97,051
Owens Corning (a)	101,263	845,546
PGT, Inc. (a)	17,454	18,327
Quanex Building Products Corp.	47,377	332,113
Simpson Manufacturing Co. Ltd. (d)	39,297	611,461
Trex Co., Inc. (a)(d)	23,394	210,780
Universal Forest Products, Inc. (d)	18,247	397,602
US Home Systems, Inc. (a)	9,441	18,410
USG Corp. (a)(d)	73,191	422,312
		6,990,537
Commercial Services & Supplies - 1.4%
A.T. Cross Co. Class A (a)	7,939	15,560
ABM Industries, Inc. (d)	53,475	653,999
ACCO Brands Corp. (a)	91,582	87,003
American Ecology Corp.	21,967	344,882
American Reprographics Co. (a)	47,342	184,634
Amrep Corp. (a)	2,187	40,678
APAC Customer Services, Inc. (a)	13,380	24,887
ATC Technology Corp. (a)	29,044	302,348
Bowne & Co., Inc.	48,946	77,335
Casella Waste Systems, Inc. Class A (a)	48,294	101,417
CECO Environmental Corp. (a)(d)	10,861	25,306
Cenveo, Inc. (a)(d)	73,124	208,403
Clean Harbors, Inc. (a)	25,851	1,255,842
Comfort Systems USA, Inc.	45,341	431,646
Consolidated Graphics, Inc. (a)	11,385	153,584
Copart, Inc. (a)(d)	70,724	1,910,962
Cornell Companies, Inc. (a)	14,736	224,577
Corrections Corp. of America (a)(d)	141,642	1,504,238
Courier Corp.	15,869	216,136
Covanta Holding Corp. (a)	136,931	2,085,459
Deluxe Corp.	59,302	457,811
Document Security Systems, Inc. (a)(d)	9,753	16,580
EnergySolutions, Inc.	88,006	567,639
Ennis, Inc.	31,555	258,120
Food Technology Service, Inc. (a)	6,071	8,257
Fuel Tech, Inc. (a)(d)	31,416	290,284
G&K Services, Inc. Class A	24,583	438,807
GeoEye, Inc. (a)(d)	25,103	567,328
Healthcare Services Group, Inc.	49,552	761,614
Herman Miller, Inc.	66,761	672,951
HNI Corp.	34,454	337,994
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Humitech International Group, Inc. (a)	75	$ 0
ICT Group, Inc. (a)	7,987	28,753
InnerWorkings, Inc. (a)	45,820	96,222
Innotrac Corp. (a)	3,181	1,940
Interface, Inc. Class A	72,332	161,300
Intersections, Inc. (a)	3,842	18,134
Kimball International, Inc. Class B	40,994	245,964
Knoll, Inc.	60,963	402,356
M&F Worldwide Corp. (a)	20,093	211,579
McGrath RentCorp.	28,391	443,467
Metalico, Inc. (a)	33,538	65,064
Mine Safety Appliances Co. (d)	40,790	744,418
Mobile Mini, Inc. (a)(d)	39,799	388,040
Multi-Color Corp.	14,502	187,946
North American Galvanizing & Coatings, Inc. (a)	21,665	56,329
Perma-Fix Environmental Services, Inc. (a)	8,161	11,507
PRG-Schultz International, Inc. (a)	19,296	72,553
Protection One, Inc. (a)	2,194	5,244
Rollins, Inc. (d)	61,493	971,589
Schawk, Inc. Class A	17,283	133,770
Standard Parking Corp. (a)(d)	12,744	207,345
Standard Register Co.	38,184	184,811
Steelcase, Inc. Class A	82,408	332,104
Superior Uniform Group, Inc.	4,343	28,620
Sykes Enterprises, Inc. (a)	35,265	562,829
Team, Inc. (a)	22,521	295,476
Tetra Tech, Inc. (a)(d)	69,235	1,550,864
The Brink's Co.	43,454	1,037,247
The Geo Group, Inc. (a)(d)	59,498	703,266
TRC Companies, Inc. (a)	3,649	10,071
United Stationers, Inc. (a)	27,725	602,464
Viad Corp.	21,193	298,821
Virco Manufacturing Co.	4,818	8,913
Waste Connections, Inc. (a)	96,634	2,303,755
Waterlink, Inc. (a)	13,000	7
WCA Waste Corp. (a)	14,127	31,079
		26,630,128
Construction & Engineering - 1.1%
AECOM Technology Corp. (a)	84,464	2,071,902
Dycom Industries, Inc. (a)	57,355	264,980
EMCOR Group, Inc. (a)	71,527	1,102,231
Furmanite Corp. (a)	53,002	164,836
Granite Construction, Inc. (d)	35,219	1,253,092
Great Lakes Dredge & Dock Corp.	43,369	104,953
Insituform Technologies, Inc. Class A (a)(d)	33,807	411,769
Integrated Electrical Services, Inc. (a)	10,323	79,384
KBR, Inc.	189,607	2,389,048
Layne Christensen Co. (a)	24,582	399,949

	Shares	Value
MasTec, Inc. (a)	60,829	$ 575,442
Michael Baker Corp. (a)	11,252	360,177
MYR Group, Inc. (a)	22,479	301,668
Northwest Pipe Co. (a)	12,750	347,438
Orion Marine Group, Inc. (a)	24,458	217,676
Perini Corp. (a)	47,726	731,162
Pike Electric Corp. (a)(d)	23,678	193,449
Quanta Services, Inc. (a)	229,051	4,031,298
Shaw Group, Inc. (a)	92,180	2,151,481
Sterling Construction Co., Inc. (a)	13,692	204,558
URS Corp. (a)	95,939	2,966,434
		20,322,927
Electrical Equipment - 1.8%
A.O. Smith Corp.	25,782	658,214
Active Power, Inc. (a)	42,574	24,267
Acuity Brands, Inc. (d)	46,635	1,068,874
Advanced Battery Technologies, Inc. (a)	59,124	125,343
Akeena Solar, Inc. (a)	35,000	37,100
Allied Motion Technologies, Inc. (a)	3,555	6,292
American Superconductor Corp. (a)(d)	48,786	656,660
AMETEK, Inc.	127,968	3,386,033
AZZ, Inc. (a)(d)	14,388	291,213
Baldor Electric Co.	53,037	647,582
Beacon Power Corp. (a)(d)	103,037	38,124
Belden, Inc.	50,554	539,411
Brady Corp. Class A	56,924	975,108
BTU International, Inc. (a)	5,333	15,786
C&D Technologies, Inc. (a)(d)	41,016	50,040
Capstone Turbine Corp. (a)	164,367	88,758
Chase Corp.	10,862	99,061
Coleman Cable, Inc. (a)	9,142	23,404
Daystar Technologies, Inc. (a)(d)	55,291	65,796
Digital Power Corp. (a)	4,959	5,207
Encore Wire Corp. (d)	22,571	406,278
Ener1, Inc. (a)(d)	72,718	227,607
Energy Conversion Devices, Inc. (a)(d)	51,215	1,123,145
Energy Focus, Inc. (a)	9,000	12,150
EnergyConnect Group, Inc. (a)	20,770	2,264
EnerSys (a)	55,787	598,037
Evergreen Solar, Inc. (a)(d)	182,773	222,983
First Solar, Inc. (a)(d)	53,916	5,701,078
Franklin Electric Co., Inc.	21,966	483,252
FuelCell Energy, Inc. (a)(d)	76,681	211,640
General Cable Corp. (a)(d)	59,919	924,550
GrafTech International Ltd. (a)	135,515	765,660
GT Solar International, Inc.	32,702	139,638
Hoku Scientific, Inc. (a)(d)	35,507	71,014
Hubbell, Inc. Class B	65,430	1,722,118
II-VI, Inc. (a)	30,029	539,321
LaBarge, Inc. (a)	20,481	113,670
LSI Industries, Inc.	22,573	79,457
MagneTek, Inc. (a)	24,905	40,844
Medis Technologies Ltd. (a)(d)	30,558	17,418
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Microvision, Inc. (a)	92,242	$ 112,535
Orion Energy Systems, Inc. (a)(d)	30,690	126,136
Plug Power, Inc. (a)	99,558	95,576
Polypore International, Inc. (a)	20,844	101,093
Powell Industries, Inc. (a)	8,427	252,304
Power-One, Inc. (a)(d)	77,604	58,979
PowerSecure International, Inc. (a)	19,994	79,376
Preformed Line Products Co.	2,387	72,541
Regal-Beloit Corp.	39,787	1,141,091
Roper Industries, Inc.	107,976	4,464,808
Satcon Technology Corp. (a)(d)	5,988	7,126
Spire Corp. (a)	200	1,000
Sunpower Corp. Class A (a)(d)	97,953	2,731,909
Technology Research Corp.	3,139	5,807
Thomas & Betts Corp. (a)(d)	66,324	1,519,483
Ultralife Corp. (a)(d)	14,770	108,855
Universal Security Instruments, Inc. (a)	4,000	13,040
UQM Technologies, Inc. (a)	9,558	15,293
Valence Technology, Inc. (a)(d)	60,894	100,475
Vicor Corp.	24,837	114,250
Woodward Governor Co.	64,981	1,118,973
		34,445,047
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	75,373	1,493,893
McDermott International, Inc. (a)	264,506	3,118,526
Otter Tail Corp.	34,711	604,319
Raven Industries, Inc.	28,425	516,767
Seaboard Corp.	345	303,600
Standex International Corp.	18,917	204,871
Tredegar Corp.	32,239	538,391
United Capital Corp. (a)	2,068	32,674
		6,813,041
Machinery - 2.6%
3D Systems Corp. (a)(d)	19,147	98,224
Actuant Corp. Class A	61,101	628,729
AGCO Corp. (a)	107,440	1,841,522
Alamo Group, Inc.	9,165	106,222
Albany International Corp. Class A	34,829	299,529
Altra Holdings, Inc. (a)	38,400	206,592
American Railcar Industries, Inc.	10,875	81,998
Ampco-Pittsburgh Corp.	11,263	123,330
Astec Industries, Inc. (a)(d)	19,949	443,267
Badger Meter, Inc.	17,260	433,226
Baldwin Technology Co., Inc. Class A (a)	3,555	3,164
Barnes Group, Inc.	73,304	683,193
Basin Water, Inc. (a)(d)	20,625	16,665
Blount International, Inc. (a)	50,664	371,367
Briggs & Stratton Corp.	58,375	711,008
Bucyrus International, Inc. Class A	85,364	1,060,221
Cascade Corp.	10,800	177,120

	Shares	Value
Chart Industries, Inc. (a)	36,750	$ 235,935
CIRCOR International, Inc.	22,000	489,060
CLARCOR, Inc.	57,486	1,515,331
Colfax Corp.	35,116	255,293
Columbus McKinnon Corp. (NY Shares) (a)	26,369	231,256
Commercial Vehicle Group, Inc. (a)	23,576	14,853
Crane Co.	62,758	946,391
Donaldson Co., Inc.	79,335	1,936,567
Dynamic Materials Corp.	11,531	107,469
Eastern Co.	7,453	83,474
Energy Recovery, Inc. (d)	32,743	206,608
EnPro Industries, Inc. (a)	27,954	459,843
ESCO Technologies, Inc. (a)	28,524	927,315
Federal Signal Corp.	53,998	341,267
Flanders Corp. (a)	20,793	85,251
Flow International Corp. (a)	49,040	58,848
Force Protection, Inc. (a)(d)	103,426	533,678
FreightCar America, Inc.	14,535	237,502
Gardner Denver, Inc. (a)	61,143	1,156,826
Gorman-Rupp Co.	18,366	324,895
Graco, Inc.	68,251	1,158,902
Graham Corp.	10,094	82,771
Greenbrier Companies, Inc. (d)	30,665	115,300
Hardinge, Inc.	9,527	31,153
Harsco Corp.	98,271	2,030,279
Hirsch International Corp. Class A (a)	2,100	483
Hurco Companies, Inc. (a)	6,978	81,015
IDEX Corp.	97,000	1,874,040
John Bean Technologies Corp.	28,098	272,270
Joy Global, Inc.	123,784	2,161,269
K-Tron International, Inc. (a)	3,934	218,258
Kadant, Inc. (a)	23,543	213,300
Kaydon Corp.	38,179	954,475
Kennametal, Inc.	86,358	1,409,363
Key Technology, Inc. (a)	5,197	51,866
L.B. Foster Co. Class A (a)	14,458	308,967
Lincoln Electric Holdings, Inc. (d)	46,786	1,437,734
Lindsay Corp.	13,773	333,995
Lydall, Inc. (a)	19,210	53,788
Met-Pro Corp.	23,574	170,676
MFRI, Inc. (a)	7,618	38,471
Middleby Corp. (a)(d)	20,244	440,307
Miller Industries, Inc. (a)	8,914	54,375
Mueller Industries, Inc.	44,323	800,917
Mueller Water Products, Inc. Class A	138,187	297,102
NACCO Industries, Inc. Class A	7,254	150,883
Navistar International Corp. (a)	75,248	2,121,994
NN, Inc.	18,519	17,593
Nordson Corp.	36,654	912,685
Omega Flex, Inc.	3,426	55,022
Oshkosh Co.	91,149	570,593
Paragon Technologies, Inc. (a)	1,565	3,975
Pentair, Inc.	115,619	2,412,969
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
PMFG, Inc. (a)	13,162	$ 68,837
Portec Rail Products, Inc.	5,406	29,733
RBC Bearings, Inc. (a)	26,658	397,737
Robbins & Myers, Inc.	30,000	483,900
Sauer-Danfoss, Inc.	21,090	123,377
SPX Corp.	64,046	2,835,957
Sun Hydraulics Corp.	15,960	211,630
Tecumseh Products Co. Class A (non-vtg.) (a)	17,767	94,165
Tennant Co.	17,405	171,613
Terex Corp. (a)(d)	112,060	999,575
The L.S. Starrett Co. Class A	5,190	36,849
Thermadyne Holdings Corp. (a)	12,828	25,015
Timken Co.	82,569	1,005,690
Titan International, Inc.	41,554	228,547
Toro Co. (d)	44,470	972,559
TriMas Corp. (a)	13,518	15,275
Trinity Industries, Inc. (d)	92,319	681,314
Twin Disc, Inc.	12,210	59,219
Valmont Industries, Inc. (d)	20,710	902,128
Wabash National Corp.	46,716	95,768
Wabtec Corp.	59,151	1,582,881
Watts Water Technologies, Inc. Class A (d)	31,936	541,954
Xerium Technologies, Inc. (a)	21,467	14,812
		49,848,364
Marine - 0.2%
Alexander & Baldwin, Inc. (d)	57,671	1,083,638
American Commercial Lines, Inc. (a)(d)	48,129	160,751
Eagle Bulk Shipping, Inc. (d)	53,729	202,021
Excel Maritime Carriers Ltd. (d)	46,702	180,270
Genco Shipping & Trading Ltd. (d)	36,680	450,064
Horizon Lines, Inc. Class A	32,349	109,987
International Shipholding Corp.	14,747	253,648
Kirby Corp. (a)	62,710	1,382,128
OceanFreight, Inc. (d)	19,019	19,209
TBS International Ltd. Class A (a)(d)	13,512	87,423
		3,929,139
Professional Services - 0.9%
Administaff, Inc.	23,121	449,935
Advisory Board Co. (a)	22,949	342,399
Barrett Business Services, Inc.	6,200	52,886
CBIZ, Inc. (a)(d)	60,148	412,615
CDI Corp.	21,666	164,445
Competitive Technologies, Inc. (a)	3,836	5,409
Comsys IT Partners, Inc. (a)	21,618	54,910
Corporate Executive Board Co.	43,319	649,785
CoStar Group, Inc. (a)(d)	24,162	616,131
CRA International, Inc. (a)	15,610	341,079
Diamond Management & Technology Consultants, Inc.	25,988	55,354

	Shares	Value
Duff & Phelps Corp. Class A (a)(d)	17,945	$ 248,359
Exponent, Inc. (a)	18,564	417,133
First Advantage Corp. Class A (a)	15,252	159,078
Franklin Covey Co. (a)	19,359	79,953
FTI Consulting, Inc. (a)(d)	61,975	2,264,567
GP Strategies Corp. (a)	14,690	49,799
Heidrick & Struggles International, Inc.	21,525	345,261
Hill International, Inc. (a)	31,475	97,573
Hudson Highland Group, Inc. (a)	28,033	32,518
Huron Consulting Group, Inc. (a)(d)	24,112	995,102
ICF International, Inc. (a)(d)	9,874	236,877
Kelly Services, Inc. Class A (non-vtg.)	39,594	300,914
Kforce, Inc. (a)	42,225	270,662
Korn/Ferry International (a)	58,651	541,935
LECG Corp. (a)	28,005	75,894
Manpower, Inc.	88,073	2,455,475
MPS Group, Inc. (a)	95,492	474,595
Navigant Consulting, Inc. (a)	60,229	781,170
Odyssey Marine Exploration, Inc. (a)(d)	69,200	232,512
On Assignment, Inc. (a)	54,114	127,709
RCM Technologies, Inc. (a)	14,333	16,483
Resources Connection, Inc. (a)	56,300	774,125
School Specialty, Inc. (a)	23,892	336,160
Spherion Corp. (a)	59,543	73,238
Spherix, Inc. (a)	5,297	3,231
TrueBlue, Inc. (a)	55,527	390,355
UTEK Corp. (a)(d)	10,333	86,281
Volt Information Sciences, Inc. (a)	18,549	144,682
VSE Corp.	5,862	139,985
Watson Wyatt Worldwide, Inc. Class A	49,454	2,428,686
Westaff, Inc. (a)	6,445	7,476
		17,732,736
Road & Rail - 0.7%
AMERCO (a)(d)	7,255	206,768
Arkansas Best Corp. (d)	25,878	450,795
Avis Budget Group, Inc. (a)	133,756	53,502
Celadon Group, Inc. (a)	27,289	156,912
Con-way, Inc.	54,381	821,697
Covenant Transport Group, Inc. Class A (a)	4,491	8,578
Dollar Thrifty Automotive Group, Inc. (a)(d)	20,712	15,120
Frozen Food Express Industries, Inc.	4,026	13,890
Genesee & Wyoming, Inc. Class A (a)(d)	38,427	802,740
Heartland Express, Inc. (d)	66,575	823,533
Hertz Global Holdings, Inc. (a)	146,332	462,409
J.B. Hunt Transport Services, Inc.	133,199	2,714,596
Kansas City Southern (a)(d)	110,332	1,951,773
Knight Transportation, Inc.	67,097	869,577
Landstar System, Inc.	60,815	1,924,795
Marten Transport Ltd. (a)	18,360	304,042
Old Dominion Freight Lines, Inc. (a)(d)	34,916	760,820
P.A.M. Transportation Services, Inc. (a)	12,026	47,503
Patriot Transportation Holding, Inc. (a)	534	32,473
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Quality Distribution, Inc. (a)	6,526	$ 12,595
Saia, Inc. (a)	23,699	205,707
Universal Truckload Services, Inc. (a)	5,000	60,450
USA Truck, Inc. (a)	9,594	128,943
Werner Enterprises, Inc. (d)	55,000	749,100
YRC Worldwide, Inc. (a)(d)	82,201	180,842
		13,759,160
Trading Companies & Distributors - 0.4%
Aceto Corp.	25,271	152,384
Aircastle Ltd. (d)	60,060	196,997
Applied Industrial Technologies, Inc.	42,000	677,040
Beacon Roofing Supply, Inc. (a)(d)	57,192	627,396
BlueLinx Corp. (a)	14,464	22,853
DXP Enterprises, Inc. (a)	10,192	116,291
GATX Corp.	55,374	1,011,683
H&E Equipment Services, Inc. (a)	22,445	115,367
Houston Wire & Cable Co.	23,346	138,909
Interline Brands, Inc. (a)	45,062	357,792
Kaman Corp.	29,288	343,255
Lawson Products, Inc.	5,016	89,134
MSC Industrial Direct Co., Inc. Class A (d)	52,587	1,608,636
RSC Holdings, Inc. (a)(d)	51,463	236,730
Rush Enterprises, Inc. Class A (a)	37,813	308,932
TAL International Group, Inc. (d)	21,941	163,680
Textainer Group Holdings Ltd.	17,000	100,470
Titan Machinery, Inc. (a)	13,509	124,688
United Rentals, Inc. (a)	51,570	208,859
Watsco, Inc. (d)	29,300	1,005,869
WESCO International, Inc. (a)	46,762	776,249
Willis Lease Finance Corp. (a)	2,246	19,563
		8,402,777
Transportation Infrastructure - 0.0%
CAI International, Inc. (a)	12,443	34,467
Macquarie Infrastructure Co. LLC	54,411	70,734
Quixote Corp. (d)	10,799	36,177
		141,378
TOTAL INDUSTRIALS		223,161,647
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 1.3%
3Com Corp. (a)	481,458	1,064,022
Acme Packet, Inc. (a)	38,829	170,459
ADC Telecommunications, Inc. (a)(d)	136,434	387,473
Adtran, Inc.	71,076	1,026,337
Airspan Networks, Inc. (a)	55,386	8,308
Airvana, Inc. (a)	43,000	232,630
Alliance Fiber Optic Products, Inc. (a)	23,499	16,214
AltiGen Communications, Inc. (a)	1,965	1,670

	Shares	Value
Anaren, Inc. (a)	22,340	$ 250,208
Arris Group, Inc. (a)	149,655	915,889
Aruba Networks, Inc. (a)(d)	39,767	109,757
Avanex Corp. (a)	13,281	16,070
Avocent Corp. (a)	53,935	646,141
Aware, Inc. (a)	10,854	19,103
Bel Fuse, Inc. Class B (non-vtg.)	16,174	151,550
BigBand Networks, Inc. (a)	58,244	316,847
Black Box Corp.	21,281	422,215
Blue Coat Systems, Inc. (a)	49,154	539,711
Bookham, Inc. (a)	57,200	13,156
Brocade Communications Systems, Inc. (a)	434,749	1,208,602
Comarco, Inc. (a)	2,807	2,414
CommScope, Inc. (a)	75,774	676,662
Communications Systems, Inc.	2,049	15,449
Comtech Telecommunications Corp. (a)	27,193	1,027,623
DG FastChannel, Inc. (a)(d)	22,418	348,152
Digi International, Inc. (a)	32,262	230,996
Ditech Networks, Inc. (a)	24,840	28,566
EchoStar Holding Corp. Class A (a)	50,963	834,774
EMS Technologies, Inc. (a)	19,139	384,311
Emulex Corp. (a)	98,929	520,367
Endwave Corp. (a)	18,064	32,876
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	164,095	233,015
F5 Networks, Inc. (a)	94,709	1,894,180
Finisar Corp. (a)	587,136	146,784
Globecomm Systems, Inc. (a)	28,319	141,595
Harmonic, Inc. (a)	106,028	576,792
Harris Stratex Networks, Inc. Class A (a)	35,381	139,047
Hughes Communications, Inc. (a)	8,804	92,090
Infinera Corp. (a)(d)	108,795	783,324
InterDigital, Inc. (a)	52,009	1,528,024
Ixia (a)	47,514	236,620
JDS Uniphase Corp. (a)	60	166
KVH Industries, Inc. (a)	19,517	104,221
Lantronix, Inc. (a)	17,964	8,623
Lantronix, Inc. warrants 2/9/11 (a)(f)	81	7
Loral Space & Communications Ltd. (a)	12,027	143,242
MRV Communications, Inc. (a)	91,561	27,468
NETGEAR, Inc. (a)	47,322	522,908
Network Engines, Inc. (a)	9,093	4,456
Network Equipment Technologies, Inc. (a)	26,253	77,446
Neutral Tandem, Inc. (a)	30,233	603,148
NumereX Corp. Class A (a)	4,959	9,670
Occam Networks, Inc. (a)	8,924	24,095
Oplink Communications, Inc. (a)	24,767	183,276
Opnext, Inc. (a)	21,452	35,825
Optelecom Nkf, Inc. (a)	1,053	4,001
Optical Cable Corp. (a)	1,228	2,665
ORBCOMM, Inc. (a)(d)	46,095	94,956
Parkervision, Inc. (a)(d)	28,207	47,670
PC-Tel, Inc.	22,837	115,784
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Pegasus Wireless Corp. warrants 3/15/09 (a)	4,310	$ 0
Performance Technologies, Inc. (a)	4,304	13,041
Plantronics, Inc.	52,208	448,467
Polycom, Inc. (a)	95,000	1,263,500
Powerwave Technologies, Inc. (a)	140,885	47,901
Proxim Wireless Corp. (a)	2,250	383
Riverbed Technology, Inc. (a)(d)	58,701	614,599
SCM Microsystems, Inc. (a)	4,117	11,528
SeaChange International, Inc. (a)	42,335	206,171
ShoreTel, Inc. (a)	27,518	107,320
Sonus Networks, Inc. (a)(d)	327,840	406,522
Starent Networks Corp. (a)	38,217	604,211
Sycamore Networks, Inc. (a)	238,685	601,486
Symmetricom, Inc. (a)	61,266	207,079
Tekelec (a)	62,915	771,338
Telular Corp. (a)	14,093	23,817
Tollgrade Communications, Inc. (a)	15,734	88,110
UTStarcom, Inc. (a)	145,982	147,442
Veramark Technologies, Inc. (a)	1,700	510
ViaSat, Inc. (a)(d)	36,243	663,247
Westell Technologies, Inc. Class A (a)	93,476	28,043
		25,654,365
Computers & Peripherals - 0.8%
3PAR, Inc. (a)	40,900	276,484
ActivIdentity Corp. (a)	30,377	58,324
Adaptec, Inc. (a)	145,519	340,514
Avid Technology, Inc. (a)(d)	47,014	468,259
Concurrent Computer Corp. (a)	7,911	22,863
CopyTele, Inc. (a)	16,655	4,455
Cray, Inc. (a)	29,711	73,089
Data Domain, Inc. (a)(d)	37,761	490,138
Datalink Corp. (a)	2,058	5,721
Dataram Corp.	3,649	4,452
Diebold, Inc.	82,753	1,830,496
Dot Hill Systems Corp. (a)	30,475	14,628
Electronics for Imaging, Inc. (a)	63,518	565,310
En Pointe Technologies, Inc. (a)	2,994	2,994
Hauppauge Digital, Inc. (a)	4,117	4,776
Hutchinson Technology, Inc. (a)(d)	50,049	90,088
Hypercom Corp. (a)	60,574	72,083
iGO, Inc. (a)	18,109	11,409
Imation Corp.	31,408	252,520
Immersion Corp. (a)(d)	32,589	125,468
InFocus Corp. (a)	16,952	4,916
Intermec, Inc. (a)	54,534	550,248
Interphase Corp. (a)	2,203	6,697
Intevac, Inc. (a)	25,932	101,394
Isilon Systems, Inc. (a)(d)	51,704	116,334
LaserCard Corp. (a)	11,480	29,618
NCR Corp. (a)	182,423	1,444,790

	Shares	Value
Novatel Wireless, Inc. (a)	33,008	$ 180,224
Overland Storage, Inc. (a)	6,049	2,299
Palm, Inc. (a)(d)	122,952	890,172
Presstek, Inc. (a)(d)	39,299	64,450
Qualstar Corp.	2,735	4,759
Quantum Corp. (a)	267,685	99,043
Rackable Systems, Inc. (a)	33,538	123,084
Rimage Corp. (a)	17,322	221,548
Seagate Technology	565,277	2,430,691
Silicon Graphics, Inc. (a)(d)	8,036	11,572
STEC, Inc. (a)(d)	38,975	219,819
Stratasys, Inc. (a)	23,546	214,269
Super Micro Computer, Inc. (a)	44,834	203,098
Synaptics, Inc. (a)(d)	39,666	823,070
Transact Technologies, Inc. (a)	9,830	24,575
ViewCast.com, Inc. (a)	10,386	3,739
Western Digital Corp. (a)	257,433	3,516,535
		16,001,015
Electronic Equipment & Components - 1.7%
Acacia Research Corp. - Acacia Technologies (a)(d)	28,810	88,735
Advanced Photonix, Inc. Class A (a)	11,134	7,794
Agilysys, Inc. (d)	29,348	105,359
American Technology Corp. (a)(d)	2,713	2,062
Anixter International, Inc. (a)(d)	34,174	1,005,057
Arrow Electronics, Inc. (a)	135,544	2,254,097
Avnet, Inc. (a)	170,173	2,938,888
AVX Corp.	70,116	600,193
Axcess, Inc. (a)	6,529	1,763
Benchmark Electronics, Inc. (a)	70,653	690,280
Brightpoint, Inc. (a)	74,889	293,565
CalAmp Corp. (a)	25,303	11,639
Checkpoint Systems, Inc. (a)	46,934	365,147
Clearfield, Inc. (a)	3,836	4,450
Cogent, Inc. (a)	46,583	484,463
Cognex Corp.	45,672	502,392
Coherent, Inc. (a)	29,930	457,929
Comverge, Inc. (a)(d)	38,266	163,396
CPI International, Inc. (a)	8,558	63,072
CTS Corp.	44,375	139,781
Daktronics, Inc. (d)	55,000	377,300
DDi Corp. (a)	20,393	65,665
Digital Ally, Inc. (a)(d)	16,594	57,581
Dolby Laboratories, Inc. Class A (a)	60,434	1,695,174
DTS, Inc. (a)	18,680	309,528
Echelon Corp. (a)(d)	36,963	221,408
Electro Rent Corp.	28,950	221,468
Electro Scientific Industries, Inc. (a)	32,818	173,935
Entorian Technologies, Inc. (a)	7,258	879
FARO Technologies, Inc. (a)(d)	27,041	321,517
Frequency Electronics, Inc. (a)	1,170	3,241
Gerber Scientific, Inc. (a)	34,143	79,553
Giga-Tronics, Inc. (a)	4,585	5,181
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
GTSI Corp. (a)	3,743	$ 19,351
I. D. Systems Inc. (a)	11,645	39,011
Implant Sciences Corp. (a)	468	61
Ingram Micro, Inc. Class A (a)	158,456	1,725,586
InPlay Technologies, Inc. (a)	4,023	274
Insight Enterprises, Inc. (a)	52,859	139,019
Intelli-Check, Inc. (a)	1,429	1,157
IPG Photonics Corp. (a)(d)	36,400	307,216
Iteris, Inc. (a)	4,304	4,950
Itron, Inc. (a)(d)	40,112	1,791,402
Jaco Electronics, Inc. (a)	3,836	2,493
Keithley Instruments, Inc.	19,213	54,757
L-1 Identity Solutions, Inc. (a)(d)	87,196	401,102
LeCroy Corp. (a)	12,897	19,346
LightPath Technologies, Inc. Class A (a)	1,150	564
Littelfuse, Inc. (a)	27,357	312,417
LoJack Corp. (a)	17,896	65,678
Mace Security International, Inc. (a)	8,918	6,778
Maxwell Technologies, Inc. (a)(d)	22,337	132,682
MDI, Inc. (a)	7,859	471
Measurement Specialties, Inc. (a)	15,913	58,242
Mercury Computer Systems, Inc. (a)	28,979	178,800
Merix Corp. (a)	15,740	4,407
Mesa Laboratories, Inc.	4,207	76,399
Methode Electronics, Inc. Class A	45,732	162,349
Mettler-Toledo International, Inc. (a)	41,119	2,192,054
Micronetics, Inc. (a)	3,743	9,732
MTS Systems Corp.	21,861	516,794
Multi-Fineline Electronix, Inc. (a)	12,408	177,062
Napco Security Technolgies, Inc. (a)	17,472	16,249
National Instruments Corp.	63,262	1,090,004
Newport Corp. (a)	44,542	179,059
NU Horizons Electronics Corp. (a)	14,521	29,042
OSI Systems, Inc. (a)	20,267	320,219
Par Technology Corp. (a)	6,450	29,348
Park Electrochemical Corp.	22,343	351,009
PC Connection, Inc. (a)	13,930	50,566
PC Mall, Inc. (a)	3,555	11,589
Perceptron, Inc. (a)	2,600	7,332
Planar Systems, Inc. (a)	18,106	9,053
Plexus Corp. (a)	45,355	582,812
RadiSys Corp. (a)(d)	34,357	209,578
RAE Systems, Inc. (a)	46,052	18,881
Research Frontiers, Inc. (a)(d)	22,011	56,128
RF Industries Ltd.	2,339	9,824
RF Monolithics, Inc. (a)	3,462	1,385
Richardson Electronics Ltd.	33,307	99,921
Rofin-Sinar Technologies, Inc. (a)(d)	34,967	512,267
Rogers Corp. (a)	18,502	337,662
Sanmina-SCI Corp. (a)	745,789	186,447
ScanSource, Inc. (a)(d)	34,240	543,389

	Shares	Value
Sigmatron International, Inc. (a)	762	$ 1,516
SMART Modular Technologies (WWH), Inc. (a)	33,557	40,940
Spectrum Control, Inc. (a)	14,200	80,088
StockerYale, Inc. (a)	2,400	216
SYNNEX Corp. (a)(d)	18,111	268,405
Tech Data Corp. (a)(d)	62,236	1,076,060
Technitrol, Inc.	64,084	82,668
Tessco Technologies, Inc. (a)	4,000	28,000
Trimble Navigation Ltd. (a)	135,536	1,911,058
TTM Technologies, Inc. (a)	59,591	274,715
Universal Display Corp. (a)(d)	52,827	318,547
Vicon Industries, Inc. (a)	18,575	92,132
Vishay Intertechnology, Inc. (a)	203,362	518,573
X-Rite, Inc. (a)	41,424	53,437
Zygo Corp. (a)	17,642	72,156
		31,582,921
Internet Software & Services - 1.0%
Answers Corp. (a)(d)	9,496	70,745
Ariba, Inc. (a)	101,263	886,051
Art Technology Group, Inc. (a)	135,173	294,677
Autobytel, Inc. (a)	47,104	16,957
Bankrate, Inc. (a)(d)	20,760	462,948
Chordiant Software, Inc. (a)	23,568	50,436
Communication Intelligence Corp. (a)	7,900	573
comScore, Inc. (a)	16,228	146,377
Constant Contact, Inc. (a)(d)	18,299	252,709
DealerTrack Holdings, Inc. (a)	47,229	498,738
Dice Holdings, Inc. (a)	26,816	63,554
Digital River, Inc. (a)	43,722	1,045,830
DivX, Inc. (a)(d)	39,119	181,121
EarthLink, Inc. (a)	127,043	800,371
EasyLink Services International Corp. (a)	3,400	7,650
EDGAR Online, Inc. (a)	3,836	3,874
Equinix, Inc. (a)(d)	36,947	1,714,710
Goldleaf Financial Solutions, Inc. (a)	12,407	8,809
GSI Commerce, Inc. (a)(d)	32,530	360,758
I-Many, Inc. (a)	9,263	1,575
IAC/InterActiveCorp (a)	80,000	1,194,400
iMergent, Inc.	8,356	36,766
InfoSpace, Inc. (a)	47,502	251,286
Innodata Isogen, Inc. (a)	7,485	19,835
InsWeb Corp. (a)	283	586
Internap Network Services Corp. (a)(d)	72,295	220,500
Internet America, Inc. (a)	6,082	1,156
Internet Brands, Inc. Class A (a)	25,000	119,750
Internet Capital Group, Inc. (a)	40,804	165,256
Interwoven, Inc. (a)	55,763	896,111
iPass, Inc. (a)(d)	58,644	53,952
j2 Global Communications, Inc. (a)	49,083	919,325
Jupiter Media Metrix, Inc. (a)	14,700	0
Keynote Systems, Inc. (a)	23,393	172,406
Limelight Networks, Inc. (a)	49,810	133,491
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Liquidity Services, Inc. (a)	19,229	$ 90,376
LivePerson, Inc. (a)	43,962	83,528
LoopNet, Inc. (a)	40,002	234,412
Marchex, Inc. Class B (d)	49,302	200,659
MIVA, Inc. (a)	33,689	3,537
ModusLink Global Solutions, Inc. (a)	64,659	122,852
Move, Inc. (a)	151,118	244,811
NIC, Inc.	50,395	250,967
Omniture, Inc. (a)(d)	84,121	955,615
On2.Com, Inc. (a)(d)	162,348	51,951
Onstream Media Corp. (a)	1,100	187
Onvia.com, Inc. (a)(d)	1,133	4,249
Openwave Systems, Inc. (a)	93,277	76,487
Perficient, Inc. (a)	33,787	118,930
Rackspace Hosting, Inc.	15,627	84,698
RealNetworks, Inc. (a)(d)	101,380	233,174
S1 Corp. (a)	69,162	394,223
Saba Software, Inc. (a)	24,380	46,566
SAVVIS, Inc. (d)	55,661	312,258
Selectica, Inc. (a)	14,034	4,210
SonicWALL, Inc. (a)	65,928	291,402
Supportsoft, Inc. (a)	35,140	61,144
Switch & Data Facilities Co., Inc. (a)	42,539	261,615
TechTarget, Inc. (a)	6,000	15,000
Terremark Worldwide, Inc. (a)(d)	39,407	108,369
The Knot, Inc. (a)	43,086	266,702
TheStreet.com, Inc.	23,106	45,519
Travelzoo, Inc. (a)(d)	7,829	43,060
United Online, Inc.	87,076	405,774
US Dataworks, Inc. (a)	4,512	993
ValueClick, Inc. (a)	100,769	631,822
Vignette Corp. (a)	39,841	263,349
VistaPrint Ltd. (a)(d)	46,341	1,135,355
Vocus, Inc. (a)	21,842	363,451
Web.com, Inc. (a)	31,630	94,890
WebMD Health Corp. Class A (a)(d)	9,120	211,402
WebMediaBrands, Inc. (a)	31,939	14,692
Websense, Inc. (a)	49,688	554,518
Zix Corp. (a)	83,740	82,065
		19,418,095
IT Services - 4.5%
Accenture Ltd. Class A (d)	656,252	19,155,996
Acxiom Corp.	74,946	620,553
Alliance Data Systems Corp. (a)(d)	80,000	2,368,000
Analysts International Corp. (a)	9,684	3,389
Broadridge Financial Solutions, Inc.	159,373	2,546,781
CACI International, Inc. Class A (a)(d)	36,774	1,572,824
Cass Information Systems, Inc.	11,516	297,228
Ciber, Inc. (a)	62,222	161,155
Computer Task Group, Inc. (a)	11,529	35,740
CSG Systems International, Inc. (a)	42,838	579,170

	Shares	Value
CSP, Inc. (a)	3,555	$ 9,954
CyberSource Corp. (a)(d)	78,736	970,028
DST Systems, Inc. (a)	44,937	1,322,047
Edgewater Technology, Inc. (a)	4,972	14,667
eLoyalty Corp. (a)	4,735	18,940
ePresence, Inc. (a)	5,520	0
Euronet Worldwide, Inc. (a)	57,905	566,890
ExlService Holdings, Inc. (a)	20,112	162,706
Forrester Research, Inc. (a)	20,849	382,371
Gartner, Inc. Class A (a)	73,382	741,892
Genpact Ltd. (a)	67,555	535,036
Gevity HR, Inc.	18,970	40,406
Global Cash Access Holdings, Inc. (a)	43,141	121,226
Global Payments, Inc.	95,765	2,938,070
Hackett Group, Inc. (a)	44,735	114,522
Heartland Payment Systems, Inc.	39,418	217,193
Hewitt Associates, Inc. Class A (a)	107,779	3,179,481
iGate Corp.	57,350	172,050
infoGROUP, Inc.	35,867	106,166
Integral Systems, Inc. (a)(d)	27,146	247,843
INX, Inc. (a)	7,038	30,686
Lender Processing Services, Inc.	107,805	2,823,413
Lionbridge Technologies, Inc. (a)	91,247	119,534
ManTech International Corp. Class A (a)	24,408	1,273,365
Mastech Holdings, Inc. (a)	2,512	4,270
Maximus, Inc.	24,417	899,766
Metavante Holding Co. (a)	111,323	1,871,340
MoneyGram International, Inc. (a)	85,260	119,364
NCI, Inc. Class A (a)	14,000	380,800
NeuStar, Inc. Class A (a)(d)	91,160	1,412,068
Newtek Business Services, Inc. (a)	5,503	1,706
Online Resources Corp. (a)	30,274	89,611
Perot Systems Corp. Class A (a)	95,706	1,089,134
PFSweb, Inc. (a)	2,844	2,474
Rainmaker Systems, Inc. (a)	15,480	10,991
RightNow Technologies, Inc. (a)	25,654	203,949
Safeguard Scientifics, Inc. (a)	102,664	52,359
SAIC, Inc. (a)	224,373	4,242,893
Sapient Corp. (a)	82,546	316,151
SRA International, Inc. Class A (a)	44,434	603,414
StarTek, Inc. (a)	4,563	14,373
Storage Engine, Inc. (a)	500	0
Syntel, Inc. (d)	13,822	281,139
Technology Solutions Co. (a)	479	1,015
TechTeam Global, Inc. (a)	6,114	25,985
Teletech Holdings, Inc. (a)	42,497	368,024
The Management Network Group, Inc. (a)	14,649	3,809
TNS, Inc. (a)	28,549	190,993
TSR, Inc.	4,079	6,649
Unisys Corp. (a)	350,867	126,312
VeriFone Holdings, Inc. (a)(d)	89,657	389,111
Virtusa Corp. (a)	13,000	79,690
Visa, Inc.	508,132	28,816,166
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
WidePoint Corp. (a)	5,600	$ 1,568
Wilhelmina International, Inc. (a)	5,500	770
WPCS International, Inc. (a)	8,000	13,440
Wright Express Corp. (a)	45,634	668,082
		85,736,738
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	74,033	1,300,760
Semiconductors & Semiconductor Equipment - 2.5%
Actel Corp. (a)	37,675	341,712
Advanced Analogic Technologies, Inc. (a)	48,433	152,564
Advanced Energy Industries, Inc. (a)	41,625	281,385
AEHR Test Systems (a)	9,000	9,630
Aetrium, Inc. (a)	100	141
Amkor Technology, Inc. (a)	134,874	230,635
Amtech Systems, Inc. (a)	4,491	13,338
ANADIGICS, Inc. (a)(d)	82,743	134,044
Applied Micro Circuits Corp. (a)	83,431	301,186
Asyst Technologies, Inc. (a)	69,950	13,990
Atheros Communications, Inc. (a)	70,232	848,403
Atmel Corp. (a)	499,097	1,781,776
ATMI, Inc. (a)(d)	37,614	500,266
AuthenTec, Inc. (a)	20,883	28,401
Axcelis Technologies, Inc. (a)	97,665	31,057
AXT, Inc. (a)	32,208	29,309
Brooks Automation, Inc. (a)	68,568	293,471
Cabot Microelectronics Corp. (a)	30,962	637,198
California Micro Devices Corp. (a)	27,193	56,833
Cavium Networks, Inc. (a)	43,487	413,561
Ceva, Inc. (a)	31,474	184,752
Cirrus Logic, Inc. (a)	75,191	266,928
Cohu, Inc.	33,998	287,963
Conexant Systems, Inc. (a)	70,115	30,977
Cree, Inc. (a)(d)	90,949	1,786,238
Cymer, Inc. (a)	36,276	670,018
Cypress Semiconductor Corp. (a)(d)	169,716	943,621
Diodes, Inc. (a)	33,101	257,526
DSP Group, Inc. (a)	40,671	225,724
Electroglas, Inc. (a)	6,456	710
EMCORE Corp. (a)(d)	63,786	43,910
Entegris, Inc. (a)	156,901	95,710
Entropic Communications, Inc. (a)	12,900	7,353
Exar Corp. (a)	65,969	385,919
Fairchild Semiconductor International, Inc. (a)	154,321	540,124
FEI Co. (a)(d)	44,237	633,031
FormFactor, Inc. (a)(d)	59,623	862,149
FSI International, Inc. (a)	31,373	7,843
Hi/fn, Inc. (a)	3,346	13,083
Hittite Microwave Corp. (a)	21,258	586,296
Ikanos Communications, Inc. (a)	35,716	51,074
Integrated Device Technology, Inc. (a)	196,653	881,005

	Shares	Value
Integrated Silicon Solution, Inc. (a)	27,319	$ 38,520
International Rectifier Corp. (a)	78,782	988,714
Intersil Corp. Class A	133,541	1,350,100
IXYS Corp.	37,083	312,610
Kopin Corp. (a)	72,672	115,548
Kulicke & Soffa Industries, Inc. (a)	55,666	75,149
Lam Research Corp. (a)(d)	146,990	2,875,124
Lattice Semiconductor Corp. (a)	185,120	238,805
Leadis Technology, Inc. (a)	36,160	16,634
Logic Devices, Inc. (a)	8,982	5,030
LTX-Credence Corp. (a)	107,108	21,422
Marvell Technology Group Ltd. (a)	550,405	4,133,542
Mattson Technology, Inc. (a)	59,441	33,881
Maxim Integrated Products, Inc.	390,073	4,719,883
Micrel, Inc.	61,893	411,588
Micro Component Technology, Inc. (a)	6,643	3
Microsemi Corp. (a)	90,608	916,047
Microtune, Inc. (a)	62,874	103,113
Mindspeed Technologies, Inc. (a)(d)	14,694	11,608
MIPS Technologies, Inc. (a)	61,059	122,118
MKS Instruments, Inc. (a)	48,188	606,687
Monolithic Power Systems, Inc. (a)	37,247	482,349
MoSys, Inc. (a)	21,647	36,800
Nanometrics, Inc. (a)	3,555	4,550
Netlogic Microsystems, Inc. (a)(d)	23,164	549,218
NVE Corp. (a)(d)	6,977	189,077
Omnivision Technologies, Inc. (a)	68,871	467,634
ON Semiconductor Corp. (a)	466,668	1,708,005
PDF Solutions, Inc. (a)	29,912	30,809
Pericom Semiconductor Corp. (a)	43,926	235,883
Photronics, Inc. (a)	45,499	41,859
Pixelworks, Inc. (a)	8,415	4,544
PLX Technology, Inc. (a)	37,123	79,443
PMC-Sierra, Inc. (a)	255,751	1,306,888
Power Integrations, Inc.	32,097	588,980
QuickLogic Corp. (a)	5,545	4,824
Rambus, Inc. (a)(d)	122,312	1,046,991
Ramtron International Corp. (a)	4,828	5,794
RF Micro Devices, Inc. (a)	324,615	295,400
Rubicon Technology, Inc. (a)	18,140	72,197
Rudolph Technologies, Inc. (a)	38,778	105,088
Semitool, Inc. (a)	27,663	68,881
Semtech Corp. (a)	73,322	861,534
Sigma Designs, Inc. (a)(d)	36,655	502,907
Silicon Image, Inc. (a)	103,696	240,575
Silicon Laboratories, Inc. (a)(d)	55,862	1,223,378
Silicon Storage Technology, Inc. (a)	124,888	182,336
SiRF Technology Holdings, Inc. (a)(d)	84,125	153,949
Skyworks Solutions, Inc. (a)	191,040	1,241,760
Spansion, Inc. Class A (a)	204,506	10,225
SRS Labs, Inc. (a)	19,110	93,639
Standard Microsystems Corp. (a)	24,796	386,074
Supertex, Inc. (a)	15,563	324,644
Techwell, Inc. (a)	25,794	141,867
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Tegal Corp. (a)	888	$ 941
Tessera Technologies, Inc. (a)	54,034	583,567
Transwitch Corp. (a)	179,990	50,397
Trident Microsystems, Inc. (a)	87,114	112,377
TriQuint Semiconductor, Inc. (a)	162,820	379,371
Ultra Clean Holdings, Inc. (a)	19,832	23,203
Ultratech, Inc. (a)	26,400	289,872
Varian Semiconductor Equipment Associates, Inc. (a)	82,465	1,504,986
Veeco Instruments, Inc. (a)	35,310	150,421
Virage Logic Corp. (a)	6,362	18,195
Volterra Semiconductor Corp. (a)	42,162	341,512
White Electronic Designs Corp. (a)	5,571	22,173
Zilog, Inc. (a)	8,368	18,410
Zoran Corp. (a)	71,308	370,802
		48,511,309
Software - 2.8%
Access Integrated Technologies, Inc. Class A (a)	30,643	15,322
ACI Worldwide, Inc. (a)(d)	39,415	703,952
Activision Blizzard, Inc. (a)	678,125	6,801,594
Actuate Corp. (a)	51,793	185,419
Adept Technology, Inc. (a)	1,291	2,711
Advent Software, Inc. (a)(d)	24,913	678,630
American Software, Inc. Class A	22,733	86,840
Ansys, Inc. (a)	100,118	2,019,380
ArcSight, Inc.	23,305	217,669
Authentidate Holding Corp. (a)	8,307	2,160
Avatech Solutions, Inc. (a)	735	331
Bitstream, Inc. Class A (a)	3,682	16,495
Blackbaud, Inc.	51,045	522,701
Blackboard, Inc. (a)	33,165	910,048
Borland Software Corp. (a)	89,834	37,730
Bottomline Technologies, Inc. (a)	31,276	182,965
BSQUARE Corp. (a)	2,830	4,273
Cadence Design Systems, Inc. (a)	298,879	1,255,292
Callidus Software, Inc. (a)	15,599	36,346
Catapult Communications Corp. (a)	20,366	133,805
CommVault Systems, Inc. (a)	44,051	481,477
Concur Technologies, Inc. (a)(d)	56,475	1,185,410
Convera Corp. Class A (a)	32,212	5,154
Datawatch Corp. (a)	3,120	3,619
Deltek, Inc. (a)	8,835	32,159
DemandTec, Inc. (a)	21,979	161,765
Double-Take Software, Inc. (a)	21,543	149,078
Dynamics Research Corp. (a)	2,901	22,860
ebix.com, Inc. (a)(d)	11,886	248,417
Entrust, Inc. (a)	55,731	86,940
Epicor Software Corp. (a)(d)	66,918	188,040
EPIQ Systems, Inc. (a)	39,988	674,598
Evans & Sutherland Computer Corp. (a)	4,929	789

	Shares	Value
Evolving Systems, Inc. (a)	3,885	$ 3,768
FactSet Research Systems, Inc. (d)	51,116	1,970,011
Fair Isaac Corp.	53,352	584,204
FalconStor Software, Inc. (a)	35,338	88,345
Glu Mobile, Inc. (a)	12,704	5,971
GSE Systems, Inc. (a)	1,893	9,995
Guardian Technologies International (a)	560	157
Guidance Software, Inc. (a)	15,000	47,250
i2 Technologies, Inc. (a)	19,061	142,767
Informatica Corp. (a)	108,262	1,396,580
Interactive Intelligence, Inc. (a)(d)	21,678	192,934
Jack Henry & Associates, Inc.	101,247	1,612,865
JDA Software Group, Inc. (a)	39,630	384,411
Kenexa Corp. (a)	28,062	129,085
Lawson Software, Inc. (a)	166,626	639,844
Logility, Inc. (a)	7,206	36,030
Macrovision Solutions Corp. (a)	97,138	1,527,981
Magma Design Automation, Inc. (a)	41,993	46,192
Majesco Entertainment Co. (a)	18,551	13,728
Manhattan Associates, Inc. (a)	31,511	466,678
Mentor Graphics Corp. (a)	112,884	500,076
MICROS Systems, Inc. (a)	90,000	1,447,200
MicroStrategy, Inc. Class A (a)	12,754	465,904
Monotype Imaging Holdings, Inc. (a)	25,273	62,424
MSC.Software Corp. (a)(d)	62,405	288,311
NetScout Systems, Inc. (a)	30,257	399,695
NetSol Technologies, Inc. (a)	880	326
NetSuite, Inc. (a)(d)	33,039	303,959
Nuance Communications, Inc. (a)(d)	214,211	1,897,909
OpenTV Corp. Class A (a)	89,696	105,841
Opnet Technologies, Inc. (a)	18,393	168,480
Parametric Technology Corp. (a)	129,061	1,050,557
Peerless Systems Corp. (a)	6,456	12,266
Pegasystems, Inc.	16,702	239,340
Pervasive Software, Inc. (a)	3,743	13,363
Phoenix Technologies Ltd. (a)	29,298	68,557
Plato Learning, Inc. (a)	26,002	41,603
Progress Software Corp. (a)	48,889	779,291
PROS Holdings, Inc. (a)	20,929	96,483
QAD, Inc.	28,833	72,371
Quality Systems, Inc. (d)	20,664	799,903
Quest Software, Inc. (a)	73,487	830,403
Radiant Systems, Inc. (a)	41,420	116,390
Red Hat, Inc. (a)	217,224	2,973,797
Renaissance Learning, Inc.	9,747	69,301
Salary.com, Inc. (a)	11,000	18,040
Scientific Learning Corp. (a)	3,264	6,724
Simulations Plus, Inc. (a)	24,000	23,520
Smith Micro Software, Inc. (a)(d)	42,258	179,597
Soapstone Networks, Inc. (a)	20,518	67,504
Solera Holdings, Inc. (a)	81,594	1,696,339
Sonic Foundry, Inc. (a)	10,711	5,677
Sonic Solutions, Inc.	36,717	36,350
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Sourcefire, Inc. (a)	11,817	$ 80,001
SourceForge, Inc. (a)	41,920	34,794
SPSS, Inc. (a)	23,228	583,255
StorageNetworks, Inc. (a)	29,377	0
SuccessFactors, Inc. (a)(d)	39,424	200,274
SumTotal Systems, Inc. (a)	25,611	43,283
Sybase, Inc. (a)(d)	98,710	2,682,938
Symyx Technologies, Inc. (a)	49,606	184,534
Synchronoss Technologies, Inc. (a)	33,172	316,461
Synopsys, Inc. (a)	168,238	3,134,274
Take-Two Interactive Software, Inc.	83,183	514,903
Taleo Corp. Class A (a)	41,220	370,980
TeleCommunication Systems, Inc. Class A (a)	34,846	287,480
THQ, Inc. (a)	88,746	221,865
TIBCO Software, Inc. (a)	227,656	1,099,578
TiVo, Inc. (a)	108,227	767,329
Tyler Technologies, Inc. (a)	50,169	682,800
Ultimate Software Group, Inc. (a)(d)	27,908	361,409
Unica Corp. (a)(d)	7,764	36,180
Vasco Data Security International, Inc. (a)	37,283	184,178
Versant Corp. (a)	5,415	79,113
VirnetX Holding Corp. (a)	1,100	1,430
VMware, Inc. Class A (a)(d)	42,018	872,294
Wind River Systems, Inc. (a)	88,091	665,087
		54,594,706
TOTAL INFORMATION TECHNOLOGY		282,799,909
MATERIALS - 4.6%
Chemicals - 2.3%
A. Schulman, Inc.	30,067	429,657
ADA-ES, Inc. (a)	6,212	28,637
Airgas, Inc.	82,443	2,538,420
Albemarle Corp.	107,490	2,079,932
Altair Nanotechnologies, Inc. (a)(d)	91,411	74,043
American Pacific Corp. (a)	6,762	33,810
American Vanguard Corp. (d)	24,106	332,904
Arch Chemicals, Inc.	31,493	566,244
Ashland, Inc.	80,186	473,899
Balchem Corp.	21,936	455,172
Cabot Corp.	57,159	599,026
Calgon Carbon Corp. (a)(d)	61,097	895,071
Celanese Corp. Class A	174,382	1,489,222
Chemtura Corp.	277,284	94,277
Cytec Industries, Inc.	53,000	816,200
Eden Bioscience Corp. (a)	1,247	1,596
Ferro Corp.	63,600	93,492
Flotek Industries, Inc. (a)(d)	21,847	43,694
FMC Corp. (d)	87,363	3,532,086
GenTek, Inc. (a)	15,509	216,816

	Shares	Value
Georgia Gulf Corp.	33,843	$ 22,675
H.B. Fuller Co.	59,759	681,253
Hawkins, Inc.	5,284	69,009
Huntsman Corp.	131,361	346,793
ICO, Inc. (a)	24,602	39,609
Innophos Holdings, Inc.	19,269	204,637
Intrepid Potash, Inc. (d)	40,724	913,847
KMG Chemicals, Inc.	10,001	39,304
Koppers Holdings, Inc.	24,983	333,773
Kronos Worldwide, Inc.	4,133	21,698
Landec Corp. (a)	40,274	191,704
LSB Industries, Inc. (a)(d)	25,876	224,086
Lubrizol Corp.	79,902	2,196,506
Material Sciences Corp. (a)	8,000	8,080
Minerals Technologies, Inc.	21,933	656,235
Nalco Holding Co.	153,497	1,745,261
Nanophase Technologies Corp. (a)	5,146	4,374
NewMarket Corp.	15,561	537,944
NL Industries, Inc.	9,181	85,108
Olin Corp.	75,618	789,452
OM Group, Inc. (a)	35,794	554,807
OMNOVA Solutions, Inc. (a)	52,546	44,664
Penford Corp.	22,005	107,384
PolyOne Corp. (a)	125,219	201,603
Quaker Chemical Corp.	22,398	126,101
Rockwood Holdings, Inc. (a)	51,160	301,332
RPM International, Inc.	163,164	1,768,698
Sensient Technologies Corp.	55,224	1,115,525
Solutia, Inc. (a)	117,664	441,240
Spartech Corp.	50,908	126,252
Stepan Co.	11,390	323,248
Terra Industries, Inc.	119,324	3,077,366
Terra Nitrogen Co. LP	7,339	893,523
The Mosaic Co.	175,849	7,570,299
The Scotts Miracle-Gro Co. Class A (d)	48,770	1,362,146
Valhi, Inc.	8,061	100,682
Valspar Corp.	108,920	1,818,964
W.R. Grace & Co. (a)(d)	62,008	347,245
Westlake Chemical Corp.	17,796	222,272
Zep, Inc.	28,577	226,044
Zoltek Companies, Inc. (a)(d)	29,479	168,620
		44,803,561
Construction Materials - 0.3%
Axion International Holdings, Inc. (a)	14	17
Eagle Materials, Inc. (d)	48,000	915,360
Headwaters, Inc. (a)(d)	93,357	184,847
Martin Marietta Materials, Inc.	47,999	3,674,803
Texas Industries, Inc. (d)	30,000	483,000
U.S. Concrete, Inc. (a)	45,634	69,820
		5,327,847
Containers & Packaging - 0.8%
AEP Industries, Inc. (a)	9,338	121,861
Aptargroup, Inc.	71,742	2,013,081
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Boise, Inc. (a)	30,919	$ 7,730
BWAY Holding Co. (a)	12,282	76,885
Caraustar Industries, Inc. (a)	16,241	560
Crown Holdings, Inc. (a)	193,749	4,084,229
Graphic Packaging Holding Co. (a)	111,482	89,186
Greif, Inc. Class A	34,000	1,045,500
MOD-PAC Corp. (sub. vtg.) (a)	1,684	2,408
Myers Industries, Inc.	34,334	135,619
Packaging Corp. of America	113,886	1,206,053
Rock-Tenn Co. Class A	45,000	1,242,450
Silgan Holdings, Inc.	34,659	1,700,371
Sonoco Products Co.	123,545	2,380,712
Temple-Inland, Inc.	111,105	527,749
		14,634,394
Metals & Mining - 1.1%
A.M. Castle & Co.	28,298	206,292
Allied Nevada Gold Corp. (a)(d)	56,082	224,328
Amcol International Corp.	32,085	387,266
Brush Engineered Materials, Inc. (a)	36,496	452,550
Carpenter Technology Corp.	54,963	752,993
Century Aluminum Co. (a)(d)	65,713	145,883
Cliffs Natural Resources, Inc.	132,230	2,040,309
Coeur d'Alene Mines Corp. (a)(d)	729,994	554,795
Commercial Metals Co. (d)	130,973	1,337,234
Compass Minerals International, Inc.	40,106	2,094,335
Friedman Industries	7,344	31,212
General Moly, Inc. (a)(d)	72,081	54,782
Haynes International, Inc. (a)	12,635	170,573
Hecla Mining Co. (a)(d)	211,316	321,200
Horsehead Holding Corp. (a)	64,775	246,793
Kaiser Aluminum Corp.	21,007	462,994
Metalline Mining Co. (a)	25,343	4,562
Mines Management, Inc. (a)	11,916	23,117
Olympic Steel, Inc.	10,769	133,320
Reliance Steel & Aluminum Co.	74,140	1,763,791
Rock of Ages Corp. Class A (a)	600	1,038
Royal Gold, Inc. (d)	38,804	1,570,010
RTI International Metals, Inc. (a)(d)	23,916	259,249
Schnitzer Steel Industries, Inc. Class A	25,671	735,217
Southern Copper Corp.	254,515	3,489,401
Steel Dynamics, Inc.	231,057	1,929,326
Stillwater Mining Co. (a)(d)	43,478	137,390
Synalloy Corp.	7,000	36,330
Universal Stainless & Alloy Products, Inc. (a)	10,258	104,632
US Energy Corp. (a)(d)	20,737	33,801
US Gold Corp. (a)(d)	85,552	182,226
Vista Gold Corp. (a)(d)	32,930	65,531
Worthington Industries, Inc.	77,789	637,870
		20,590,350

	Shares	Value
Paper & Forest Products - 0.1%
AbitibiBowater, Inc. (a)	53,201	$ 23,940
Buckeye Technologies, Inc. (a)	67,813	153,257
Clearwater Paper Corp. (a)	12,000	118,440
Deltic Timber Corp.	13,372	418,544
Domtar Corp. (a)	586,387	463,246
Glatfelter	50,270	312,679
Kapstone Paper & Packaging Corp. (a)	15,000	22,650
Louisiana-Pacific Corp.	135,528	219,555
Neenah Paper, Inc.	24,499	128,620
Schweitzer-Mauduit International, Inc.	28,287	429,962
Verso Paper Corp.	10,000	5,800
Wausau-Mosinee Paper Corp.	63,737	353,740
		2,650,433
TOTAL MATERIALS		88,006,585
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.5%
8X8, Inc. (a)(d)	9,978	4,989
Alaska Communication Systems Group, Inc. (d)	62,959	396,012
Allegiance Telecom, Inc. (a)	15,750	0
Arbinet-thexchange, Inc.	25,856	38,267
Atlantic Tele-Network, Inc.	13,844	288,647
Cbeyond, Inc. (a)(d)	28,675	413,207
Cincinnati Bell, Inc. (a)	240,647	399,474
Cogent Communications Group, Inc. (a)(d)	44,941	297,509
Consolidated Communications Holdings, Inc.	41,232	398,713
D&E Communications, Inc.	15,104	101,952
FairPoint Communications, Inc.	109,733	216,174
Fibernet Telecom Group, Inc. (a)(d)	17,000	170,000
General Communications, Inc. Class A (a)	51,018	274,987
Global Crossing Ltd. (a)	26,046	190,657
HickoryTech Corp.	10,207	50,831
iBasis, Inc. (a)	25,502	16,066
IDT Corp. Class B (a)	25,559	23,259
Iowa Telecommunication Services, Inc. (d)	55,167	748,065
Level 3 Communications, Inc. (a)	1,803,369	1,442,695
NTELOS Holdings Corp.	33,336	639,051
PAETEC Holding Corp. (a)	132,769	195,170
Pervasip Corp. (a)	14,200	1,704
Premiere Global Services, Inc. (a)	70,557	589,857
Shenandoah Telecommunications Co. (d)	27,682	585,474
SureWest Communications	18,890	206,846
tw telecom, inc. (a)(d)	163,323	1,313,117
Vonage Holdings Corp. (a)	38,962	13,637
Warwick Valley Telephone Co.	842	7,401
XETA Technologies, Inc. (a)	3,181	5,853
		9,029,614
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.2%
Centennial Communications Corp. Class A (a)	77,316	$ 636,311
Clearwire Corp. Class A (a)(d)	111,242	358,199
Crown Castle International Corp. (a)(d)	286,118	5,018,510
FiberTower Corp. (a)	94,661	9,466
ICO Global Communications Holdings Ltd. Class A (a)	94,000	23,500
IPCS, Inc. (a)	32,391	267,226
Leap Wireless International, Inc. (a)(d)	59,422	1,610,930
MetroPCS Communications, Inc. (a)(d)	289,354	4,195,633
NII Holdings, Inc. (a)	189,057	2,421,820
SBA Communications Corp. Class A (a)	137,684	2,861,074
SkyTerra Communications, Inc. (a)	1,881	6,047
Syniverse Holdings, Inc. (a)	32,836	496,809
Telephone & Data Systems, Inc.	122,719	3,620,211
Terrestar Corp. (a)	63,700	29,302
U.S. Cellular Corp. (a)	18,932	651,261
USA Mobility, Inc.	41,123	375,864
Virgin Mobile USA, Inc. Class A (a)	25,688	26,972
		22,609,135
TOTAL TELECOMMUNICATION SERVICES		31,638,749
UTILITIES - 4.8%
Electric Utilities - 1.3%
Allete, Inc.	26,906	716,776
Brookfield Infrastructure Partners LP	10,000	116,200
Central Vermont Public Service Corp.	14,473	298,144
Cleco Corp.	62,020	1,272,650
DPL, Inc.	129,245	2,597,825
El Paso Electric Co. (a)	46,504	657,102
Empire District Electric Co.	55,956	772,752
Enernoc, Inc. (a)(d)	17,971	199,119
Great Plains Energy, Inc.	144,478	1,956,232
Hawaiian Electric Industries, Inc.	113,770	1,577,990
IDACORP, Inc.	45,549	1,108,663
ITC Holdings Corp.	54,380	2,008,253
MGE Energy, Inc.	34,078	1,025,066
Northeast Utilities	177,791	3,895,401
NV Energy, Inc.	264,696	2,453,732
Portland General Electric Co.	77,814	1,277,706
UIL Holdings Corp.	29,756	610,593
Unisource Energy Corp.	43,612	1,096,406
Unitil Corp.	4,839	93,151
Westar Energy, Inc.	132,758	2,243,610
		25,977,371

	Shares	Value
Gas Utilities - 1.5%
AGL Resources, Inc.	87,414	$ 2,424,864
Amerigas Partners LP	30,217	869,645
Atmos Energy Corp.	115,220	2,515,253
Chesapeake Utilities Corp.	15,188	403,241
Delta Natural Gas Co., Inc.	2,782	59,618
Energen Corp.	80,000	2,144,000
Ferrellgas Partners LP	32,639	449,113
Laclede Group, Inc.	31,598	1,250,649
National Fuel Gas Co. New Jersey	93,675	2,839,289
New Jersey Resources Corp.	43,281	1,517,865
Northwest Natural Gas Co.	31,059	1,271,866
ONEOK, Inc.	114,095	2,548,882
Piedmont Natural Gas Co., Inc.	74,178	1,790,657
South Jersey Industries, Inc.	41,186	1,485,167
Southwest Gas Corp.	54,521	1,062,614
Star Gas Partners LP	57,420	148,718
Suburban Propane Partners LP	31,501	1,137,501
UGI Corp.	125,057	3,000,117
WGL Holdings, Inc.	57,496	1,745,579
		28,664,638
Independent Power Producers & Energy Traders - 0.7%
Black Hills Corp.	47,074	838,388
Calpine Corp. (a)	411,020	2,314,043
Environmental Power Corp. (a)	10,176	4,783
Mirant Corp. (a)(d)	225,000	2,751,750
NRG Energy, Inc. (a)(d)	271,352	5,128,553
Ormat Technologies, Inc. (d)	18,648	479,067
Reliant Energy, Inc. (a)	385,810	1,334,903
Renegy Holdings, Inc. (a)	1,177	789
		12,852,276
Multi-Utilities - 1.0%
Alliant Energy Corp.	124,934	2,889,723
Avista Corp.	58,974	843,918
CH Energy Group, Inc. (d)	24,937	1,038,875
Florida Public Utilities Co.	5,845	57,515
MDU Resources Group, Inc.	215,212	3,258,310
NorthWestern Energy Corp.	58,864	1,206,123
NSTAR	121,500	3,908,655
OGE Energy Corp. (d)	121,056	2,653,548
PNM Resources, Inc.	86,623	666,131
Vectren Corp.	101,894	2,125,509
		18,648,307
Water Utilities - 0.3%
American States Water Co.	15,979	536,095
American Water Works Co., Inc.	67,200	1,246,560
Aqua America, Inc.	157,251	2,893,418
Artesian Resources Corp. Class A	3,763	52,870
Cadiz, Inc. (a)	14,433	114,598
California Water Service Group	22,853	897,209
Connecticut Water Service, Inc.	10,523	213,933
Middlesex Water Co.	18,279	255,723
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Pure Cycle Corp. (a)	23,077	$ 72,693
SJW Corp.	11,852	273,189
Southwest Water Co. (d)	32,857	157,385
York Water Co.	12,649	141,795
		6,855,468
TOTAL UTILITIES		92,998,060
TOTAL COMMON STOCKS (Cost $3,231,756,795)		1,840,784,311
U.S. Treasury Obligations - 0.8%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.27% to 1.51% 3/26/09 to 7/30/09 (e) (Cost $14,747,730)	$ 14,770,000	14,761,634
Money Market Funds - 23.8%
	Shares
Fidelity Cash Central Fund, 0.59% (b)	60,574,662	60,574,662
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	397,459,253	397,459,253
TOTAL MONEY MARKET FUNDS (Cost $458,033,915)		458,033,915
TOTAL INVESTMENT PORTFOLIO - 120.2% (Cost $3,704,538,440)	2,313,579,860
NET OTHER ASSETS - (20.2)%	(388,369,509)
NET ASSETS - 100%	$ 1,925,210,351
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
31 CME E-mini S&P 500 Index Contracts	March 2009	$ 1,138,010	$ (91,655)
557 CME E-mini S&P Midcap 400 Index Contracts	March 2009	25,003,730	(2,816,464)
63 CME S&P 500 Index Contracts	March 2009	11,563,650	(1,775,861)

	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased - continued
Equity Index Contracts - continued
1,104 NYFE Russell 2000 Mini Index Contracts	March 2009	$ 43,332,000	$ (6,035,623)
TOTAL EQUITY INDEX CONTRACTS		$ 81,037,390	$ (10,719,603)

The face value of futures purchased as a percentage of net assets - 4.2%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 100 basis points with JPMorgan Chase, Inc.	Oct. 2009	$ 4,222,800	$ 205,571
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $12,111,902.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Lantronix, Inc. warrants 2/9/11	4/1/08	$ 31
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,924,656
Fidelity Securities Lending Cash Central Fund	8,524,744
Total	$ 10,449,400
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,313,579,860	$ 2,298,818,084	$ 14,761,776	$ -
Other Financial Instruments*	$ (10,514,032)	$ (10,719,603)	$ 205,571	$ -
* Other financial instruments include Futures Contracts and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	(60)
Total Unrealized Gain (Loss)	2,412
Cost of Purchases	-
Proceeds of Sales	(2,352)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $51,975,252 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009

Assets
Investment in securities, at value (including securities loaned of $377,822,374) - See accompanying schedule: Unaffiliated issuers (cost $3,246,504,525)	$ 1,855,545,945
Fidelity Central Funds (cost $458,033,915)	458,033,915
Total Investments (cost $3,704,538,440)		$ 2,313,579,860
Cash		16,629
Receivable for investments sold		8,771,436
Receivable for fund shares sold		3,699,317
Dividends receivable		2,220,103
Distributions receivable from Fidelity Central Funds		407,814
Unrealized appreciation on swap agreements		205,571
Other receivables		7,317
Total assets		2,328,908,047

Liabilities
Payable for fund shares redeemed	$ 5,359,356
Accrued management fee	122,847
Payable for daily variation on futures contracts	716,827
Other affiliated payables	39,413
Collateral on securities loaned, at value	397,459,253
Total liabilities		403,697,696

Net Assets		$ 1,925,210,351
Net Assets consist of:
Paid in capital		$ 3,366,578,005
Distributions in excess of net investment income		(7,591,926)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(32,302,722)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,401,473,006)
Net Assets		$ 1,925,210,351
Investor Class: Net Asset Value, offering price and redemption price per share ($1,446,983,512 ÷ 77,254,785 shares)		$ 18.73

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($478,226,839 ÷ 25,531,179 shares)		$ 18.73

Statement of Operations

	Year ended February 28, 2009

Investment Income
Dividends		$ 39,703,229
Interest		130,229
Income from Fidelity Central Funds (including $8,524,744 from security lending)		10,449,400
Total income		50,282,858

Expenses
Management fee	$ 1,943,489
Transfer agent fees	596,776
Independent trustees' compensation	14,617
Miscellaneous	9,386
Total expenses before reductions	2,564,268
Expense reductions	(46,903)	2,517,365
Net investment income (loss)		47,765,493
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	42,209,343
Foreign currency transactions	(1,012)
Futures contracts	(58,878,181)
Swap agreements	(1,111,516)
Total net realized gain (loss)		(17,781,366)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,501,790,014)
Assets and liabilities in foreign currencies	2,659
Futures contracts	(6,352,903)
Swap agreements	785,315
Total change in net unrealized appreciation (depreciation)		(1,507,354,943)
Net gain (loss)		(1,525,136,309)
Net increase (decrease) in net assets resulting from operations		$ (1,477,370,816)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2009	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 47,765,493	$ 47,038,697
Net realized gain (loss)	(17,781,366)	150,101,711
Change in net unrealized appreciation (depreciation)	(1,507,354,943)	(404,091,029)
Net increase (decrease) in net assets resulting from operations	(1,477,370,816)	(206,950,621)
Distributions to shareholders from net investment income	(41,330,653)	(38,467,402)
Distributions to shareholders from net realized gain	(69,978,302)	(151,505,769)
Total distributions	(111,308,955)	(189,973,171)
Share transactions - net increase (decrease)	426,064,062	450,019,990
Redemption fees	445,491	387,884
Total increase (decrease) in net assets	(1,162,170,218)	53,484,082

Net Assets
Beginning of period	3,087,380,569	3,033,896,487
End of period (including distributions in excess of net investment income of $7,591,926 and undistributed net investment income of $5,865,758, respectively)	$ 1,925,210,351	$ 3,087,380,569

Financial Highlights - Investor Class

Years ended February 28,

2009

2008 F

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 35.15	$ 39.63	$ 36.65	$ 31.47	$ 28.76
Income from Investment Operations
Net investment income (loss) B	.50	.56	.51	.43	.28 H
Net realized and unrealized gain (loss)	(15.73)	(2.73)	3.98	5.19	2.64
Total from investment operations	(15.23)	(2.17)	4.49	5.62	2.92
Distributions from net investment income	(.43)	(.46)	(.44)	(.34)	(.22)
Distributions from net realized gain	(.76)	(1.85)	(1.07)	(.10)	-
Total distributions	(1.19)	(2.31)	(1.51)	(.44)	(.22)
Redemption fees added to paid in capital B	- G	- G	- G	- G	.01
Net asset value, end of period	$ 18.73	$ 35.15	$ 39.63	$ 36.65	$ 31.47
Total Return A	(44.26)%	(6.02)%	12.46%	17.94%	10.20%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.43%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.23%
Expenses net of all reductions	.10%	.09%	.09%	.10%	.23%
Net investment income (loss)	1.71%	1.41%	1.36%	1.30%	.96% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,446,984	$ 2,162,049	$ 2,082,399	$ 1,499,848	$ 1,461,307
Portfolio turnover rate D	16%	17%	16%	13%	17%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Calculated based on average shares outstanding during the period. C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. D Amount does not include the portfolio activity of any underlying Fidelity Central Funds. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F For the year ended February 29. G Amount represents less than $.01 per share. H As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended February 29, 2004, net investment income per share and the ratio of net investment income to average net assets for the year ended February 28, 2005 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,

2009

2008 I

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 35.15	$ 39.64	$ 36.66	$ 32.60
Income from Investment Operations
Net investment income (loss) D	.52	.57	.52	.17
Net realized and unrealized gain (loss)	(15.74)	(2.74)	3.98	4.28
Total from investment operations	(15.22)	(2.17)	4.50	4.45
Distributions from net investment income	(.44)	(.47)	(.45)	(.29)
Distributions from net realized gain	(.76)	(1.85)	(1.07)	(.10)
Total distributions	(1.20)	(2.32)	(1.52)	(.39)
Redemption fees added to paid in capital D, J	-	-	-	-
Net asset value, end of period	$ 18.73	$ 35.15	$ 39.64	$ 36.66
Total Return B, C	(44.25)%	(6.01)%	12.49%	13.71%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07% A
Expenses net of all reductions	.07%	.07%	.07%	.07% A
Net investment income (loss)	1.74%	1.44%	1.39%	1.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 478,227	$ 925,331	$ 951,498	$ 631,500
Portfolio turnover rate F	16%	17%	16%	13%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2009	Past 1 year	Past 5 years	Past 10 years
Spartan International Index Fund - Investor Class	-50.03%	-3.56%	-1.19%
Spartan International Index Fund - Fidelity Advantage Class A	-50.02%	-3.54%	-1.18%

A The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan International Index Fund - Investor Class on February 28, 1999. The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE (Europe, Australasia and Far East) Index performed over the same period.

Annual Report

Spartan International Index Fund

Management's Discussion of Fund Performance

Market Recap: The global economy weakened across the board during the year ending February 28, 2009, and stock markets everywhere followed suit. Just about every part of the world participated in the downturn in equity prices. Many of the worst-performing markets were in emerging countries, but even large developed markets offered significant challenges for stock investors. Japan - the largest weighting in the MSCI® EAFE® Index (Europe, Australasia, Far East) - fell about 40%, about 10 percentage points better than the MSCI EAFE's 50.14% decline. Japan's performance was helped by a strengthening yen, which added to returns for investors in that country. In contrast, other Asia-Pacific markets such as New Zealand and Australia lagged the index by a significant margin. European equities also fared relatively poorly. The United Kingdom - the second-largest weighting in the index - lost 51% during the past year. Other noteworthy European underperformers were the Netherlands (down 54%), Germany (down 55%), Sweden (down 54%) and Italy (down 58%), while smaller markets such as Greece, Belgium and Austria were even more challenging for investors.

Comments from Jeffrey Adams, who oversees the Spartan® International Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC: For the year, the fund's Investor Class and Fidelity Advantage Class shares returned -50.03% and -50.02%, respectively, in line with the MSCI EAFE. In addition to a weak market overall, foreign stock returns were depressed significantly by a generally stronger dollar that hampered performance for U.S. investors. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) The financials sector was the market's weakest-performing group overall, followed by materials. Even the best-performing sectors turned in big losses in absolute terms. For example, health care declined nearly 30%, while consumer staples fell about 37%. Finnish mobile phone giant Nokia was the period's biggest detractor, struggling to maintain its market share in an increasingly competitive business environment. In financials, the credit crisis had a severe impact on U.K.-based Royal Bank of Scotland, which reported enormous losses and moved increasingly under U.K.-government control as the period progressed. Exposure to bad loans also hurt U.K.-based HSBC Holdings, while other European banks such as Spain's Banco Santander and Italy's UniCredit saw significant stock price declines as well. U.K. mining company Rio Tinto fell after a proposed acquisition bid for the company fell apart, in part because of its significant debt load and weaker commodity prices. Other weak-performing U.K. names included energy company BP, which was hurt by falling oil prices, and mobile phone operator Vodafone. While few stocks made meaningful contributions, one solid performer was Suez, a French utility that was acquired during the period. German automaker Volkswagen and Japanese utility Tokyo Electric Power also contributed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan International Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg.) (Switzerland, Food Products)	2.0	1.5
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.8	1.6
Total SA Series B (France, Oil, Gas & Consumable Fuels)	1.6	1.3
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.4	1.2
Toyota Motor Corp. (Japan, Automobiles)	1.4	1.1
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	1.3	1.1
HSBC Holdings PLC (United Kingdom) (Reg.) (United Kingdom, Commercial Banks)	1.3	1.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.2	1.0
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.2	1.1
Telefonica SA (Spain, Diversified Telecommunication Services)	1.2	0.9
	14.4
Market Sectors as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.7	24.3
Industrials	11.1	11.4
Consumer Staples	11.0	8.1
Consumer Discretionary	9.2	9.1
Health Care	9.3	7.7
Energy	9.1	8.3
Materials	7.5	10.4
Utilities	7.9	7.0
Telecommunication Services	7.1	5.6
Information Technology	4.9	5.0
Geographic Diversification (% of fund's net assets)
As of February 28, 2009
Japan	25.5%
United Kingdom	21.2%
France	9.8%
Switzerland	7.8%
Germany	7.5%
Australia	6.3%
Spain	4.2%
Italy	3.3%
Netherlands	2.5%
Other	11.9%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of August 31, 2008
United Kingdom	21.9%
Japan	21.4%
France	10.0%
Germany	8.9%
Switzerland	7.3%
Australia	6.5%
Spain	4.0%
Italy	3.7%
Netherlands	2.8%
Other	13.5%

Percentages are adjusted for the effect of futures contracts, if applicable.

Annual Report

Spartan International Index Fund

Investments February 28, 2009

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Australia - 6.0%
AGL Energy Ltd.	283,951	$ 2,383,383
Alumina Ltd.	948,184	713,442
Amcor Ltd.	546,143	1,514,804
AMP Ltd.	1,176,449	3,583,269
Aristocrat Leisure Ltd. (d)	183,651	429,094
ASX Ltd.	108,484	1,807,904
Australia & New Zealand Banking Group Ltd.	1,229,345	10,297,026
AXA Asia Pacific Holdings Ltd.	521,887	1,009,743
Bendigo & Adelaide Bank Ltd.	152,594	619,847
BHP Billiton Ltd.	2,004,996	36,103,113
Billabong International Ltd.	90,526	403,382
BlueScope Steel Ltd.	547,242	766,781
Boral Ltd.	373,710	665,834
Brambles Ltd.	865,884	2,530,005
Caltex Australia Ltd.	65,991	393,120
CFS Retail Property Trust	933,704	999,543
Coca-Cola Amatil Ltd.	340,235	1,941,697
Cochlear Ltd.	36,639	1,239,674
Commonwealth Bank of Australia	880,794	16,608,677
Computershare Ltd.	290,338	1,292,844
Crown Ltd.	301,988	994,533
CSL Ltd.	364,354	8,426,202
CSR Ltd.	759,334	478,077
DEXUS Property Group unit	2,118,873	927,434
Fortescue Metals Group Ltd. (a)(d)	776,852	1,292,713
Fosters Group Ltd.	1,177,170	4,121,287
Goodman Fielder Ltd.	727,027	532,663
Goodman Group unit	1,441,674	231,816
Harvey Norman Holdings Ltd.	358,038	432,017
Incitec Pivot Ltd.	959,900	1,307,681
Insurance Australia Group Ltd.	1,151,363	2,495,849
John Fairfax Holdings Ltd. (d)	789,694	469,622
Leighton Holdings Ltd. (d)	93,379	1,111,140
Lend Lease Corp. Ltd.	254,393	860,299
Lion Nathan Ltd.	205,693	1,114,138
Macquarie Airports unit	398,785	386,999
Macquarie Group Ltd. (d)	165,191	1,744,701
Macquarie Infrastructure Group unit	1,269,406	820,537
Macquarie Office Trust	1,211,233	90,817
Metcash Ltd.	455,654	1,210,430
Mirvac Group unit	1,057,642	561,084
National Australia Bank Ltd.	1,110,985	12,479,216
Newcrest Mining Ltd.	285,700	5,617,828
Nufarm Ltd.	85,885	551,263
OneSteel Ltd.	558,701	594,189
Orica Ltd.	202,634	1,696,017
Origin Energy Ltd.	528,795	4,564,788
OZ Minerals Ltd.	1,642,531	643,479
Perpetual Trustees Australia Ltd.	26,501	425,348
Qantas Airways Ltd.	565,471	558,523
QBE Insurance Group Ltd.	596,402	7,163,158

	Shares	Value
Rio Tinto Ltd.	169,330	$ 4,982,238
Santos Ltd.	343,117	3,373,310
Sims Metal Management Ltd.	89,773	972,032
Sonic Healthcare Ltd.	207,836	1,578,425
SP AusNet unit	700,000	447,300
Stockland Corp. Ltd. unit	894,897	1,532,783
Suncorp-Metway Ltd.	631,787	2,083,826
Suncorp-Metway Ltd.	105,210	353,875
Tabcorp Holdings Ltd.	291,540	1,181,368
Tattersall's Ltd.	704,335	1,275,529
Telstra Corp. Ltd.	2,656,841	5,987,632
The GPT Group unit	2,631,273	776,793
Toll Holdings Ltd.	373,582	1,260,167
Transurban Group unit	717,392	2,020,757
Wesfarmers Ltd.	604,071	6,707,147
Wesfarmers Ltd. (price protected shares)	78,427	863,451
Westfield Group unit	1,222,888	8,200,621
Westpac Banking Corp.	1,669,922	17,808,271
Woodside Petroleum Ltd.	300,517	6,839,580
Woolworths Ltd.	735,038	12,213,900
WorleyParsons Ltd.	105,433	1,048,996
TOTAL AUSTRALIA		230,715,031
Austria - 0.3%
Erste Bank AG (d)	118,266	1,129,728
OMV AG	97,512	2,539,743
Osterreichische Elektrizitatswirtschafts AG	46,114	1,418,112
Raiffeisen International Bank-Holding AG (d)	28,915	538,613
Strabag SE (d)	32,576	418,228
Telekom Austria AG	210,349	2,736,847
Vienna Insurance Group	27,248	603,406
voestalpine AG	77,950	1,194,413
Wienerberger AG (d)	51,859	417,543
TOTAL AUSTRIA		10,996,633
Belgium - 0.9%
Anheuser-Busch InBev NV	435,241	11,891,061
Belgacom SA	98,164	3,194,521
Colruyt NV	10,233	2,319,412
Compagnie Nationale A Portefeuille (CNP)	25,540	1,057,667
Delhaize Group SA	59,165	3,415,361
Dexia SA (d)	330,261	687,865
Fortis	1,336,456	2,201,681
Fortis rights 12/31/49 (a)	1,232,370	16
Groupe Bruxelles Lambert SA	48,656	3,110,666
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	25
KBC Groupe SA	94,871	984,500
Mobistar SA	18,454	1,135,911
Solvay SA	37,516	2,122,711
Common Stocks - continued
	Shares	Value
Belgium - continued
UCB SA (d)	61,597	$ 1,694,335
Umicore SA	69,243	1,041,862
TOTAL BELGIUM		34,857,594
Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	290,450	1,098,338
Chinese Estates Holdings Ltd.	425,758	480,074
Frontline Ltd. (d)	35,280	730,834
Noble Group Ltd.	952,400	650,515
NWS Holdings Ltd.	397,000	505,716
Orient Overseas International Ltd.	143,400	326,394
Pacific Basin Shipping Ltd.	928,000	422,961
Seadrill Ltd.	186,100	1,413,587
Yue Yuen Industrial Holdings Ltd.	474,500	880,152
TOTAL BERMUDA		6,508,571
Cayman Islands - 0.0%
Foxconn International Holdings Ltd. (a)	1,153,000	334,491
Hutchison Telecommunications International Ltd.	1,798,000	416,206
Kingboard Chemical Holdings Ltd.	286,500	463,721
TOTAL CAYMAN ISLANDS		1,214,418
Denmark - 0.9%
A.P. Moller - Maersk AS:
Series A	328	1,542,998
Series B	669	3,137,576
Carlsberg AS Series B (d)	42,051	1,417,054
Coloplast AS Series B	16,010	1,045,499
Danisco AS	31,875	1,113,631
Danske Bank AS	258,409	1,622,228
DSV de Sammensluttede Vognmaend AS (d)	117,240	880,096
FLS Industries (d)	38,618	901,541
Jyske Bank AS (Reg.) (a)	30,900	539,676
Novo Nordisk AS Series B	264,968	12,899,018
Novozymes AS Series B	28,804	2,125,434
Topdanmark AS (a)	8,515	865,469
Trygvesta AS (d)	18,850	972,187
Vestas Wind Systems AS (a)	110,994	4,831,915
William Demant Holding AS (a)(d)	12,767	403,114
TOTAL DENMARK		34,297,436
Finland - 1.1%
Elisa Corp. (A Shares)	81,981	1,048,928
Fortum Oyj	264,362	4,539,453
Kesko Oyj	46,608	994,319
Kone Oyj (B Shares) (d)	94,654	1,950,485
Metso Corp.	68,595	666,009
Neste Oil Oyj	78,792	981,278
Nokia Corp.	2,266,835	21,236,911
Nokian Tyres PLC	61,683	726,421
OKO Bank (A Shares)	73,520	519,794

	Shares	Value
Orion Oyj (B Shares)	52,103	$ 807,295
Outokumpu Oyj (A Shares)	77,659	785,474
Rautaruukki Oyj (K Shares)	60,299	1,000,389
Sampo Oyj (A Shares)	248,465	3,267,188
Sanoma-WSOY Oyj	52,657	582,596
Stora Enso Oyj (R Shares)	318,586	1,325,314
UPM-Kymmene Corp.	293,357	2,073,229
Wartsila Corp.	50,226	1,148,632
TOTAL FINLAND		43,653,715
France - 9.4%
Accor SA (d)	114,357	4,061,337
Aeroports de Paris	17,169	821,385
Air France KLM (Reg.)	73,572	668,346
Alcatel-Lucent SA (a)	1,360,258	1,785,378
Alstom SA	124,878	5,858,583
Atos Origin SA	45,150	1,086,418
AXA SA	897,742	8,181,567
BIC SA	18,348	894,077
bioMerieux SA	8,000	609,278
BNP Paribas SA	493,951	15,993,552
Bouygues SA	141,205	4,016,183
Bureau Veritas SA	20,933	758,042
Cap Gemini SA	81,248	2,327,993
Carrefour SA	380,729	12,724,463
Casino Guichard Perrachon et Compagnie	25,112	1,551,144
Christian Dior SA	29,987	1,490,375
CNP Assurances	21,842	1,404,612
Compagnie de St. Gobain (d)	168,506	3,843,220
Compagnie de St. Gobain warrants 3/6/09 (a)(d)	168,506	245,525
Compagnie Generale de Geophysique SA (a)(d)	88,477	961,994
Credit Agricole SA	510,454	4,942,269
Dassault Systemes SA (d)	39,184	1,357,675
Eiffage SA (d)	20,528	745,459
Electricite de France	118,567	4,594,042
Eramet SA	2,686	386,491
Essilor International SA	113,445	3,914,446
Eurazeo SA	13,520	314,988
Eutelsat Communications	55,620	1,142,044
France Telecom SA	1,074,888	24,016,567
GDF Suez	657,219	20,877,599
Gecina SA	11,048	485,605
Groupe Danone	263,892	12,520,870
Hermes International SA (d)	38,929	3,286,656
ICADE	12,316	906,575
Iliad Group SA	8,930	705,136
Imerys	19,851	658,942
Ipsen SA	15,000	571,117
JC Decaux SA (d)	33,361	424,595
Klepierre SA	50,931	1,030,024
L'Air Liquide SA	17,150	1,251,230
Common Stocks - continued
	Shares	Value
France - continued
L'Air Liquide SA	56,030	$ 4,093,235
L'Oreal SA	147,362	9,477,530
Lafarge SA	28,286	1,218,318
Lafarge SA	43,250	1,862,839
Lafarge SA (Bearer)	6,000	257,029
Lagardere S.C.A. (Reg.)	64,037	2,072,249
Legrand SA	55,067	822,822
LVMH Moet Hennessy - Louis Vuitton (d)	146,193	8,288,074
M6 Metropole Television SA	47,281	615,629
Michelin SA (Compagnie Generale des Etablissements) Series B	84,098	2,711,329
Natixis SA (d)	579,564	791,763
Neopost SA	16,483	1,195,886
PagesJaunes Groupe SA (d)	65,759	555,732
Pernod Ricard SA	100,520	5,472,324
Peugeot Citroen SA	95,405	1,623,132
Pinault Printemps-Redoute SA (d)	43,924	2,602,402
Publicis Groupe SA	69,974	1,619,374
Renault SA	112,806	1,619,490
Safran SA	118,331	1,198,790
Sanofi-Aventis	628,784	32,311,283
Schneider Electric SA	134,795	8,044,966
SCOR SE	101,614	2,009,467
Societe Des Autoroutes Paris-Rhin-Rhone	13,292	717,624
Societe Generale Series A	281,828	8,734,290
Sodexo SA	57,996	2,653,260
Suez Environnement SA	172,336	2,507,711
Technip SA	63,018	2,039,291
Television Francaise 1 SA	71,975	579,175
Thales SA	53,842	2,160,727
Total SA:
(strip VVPR) (a)	3,096	4
Series B	1,264,045	59,375,088
Unibail-Rodamco	46,075	5,783,084
Valeo SA	53,222	658,927
Vallourec SA	31,264	2,432,937
Veolia Environnement	222,159	4,770,327
VINCI SA	255,065	8,175,738
Vivendi	698,779	16,610,119
Wendel (d)	17,008	423,558
Zodiac SA	23,220	699,608
TOTAL FRANCE		362,200,933
Germany - 7.1%
adidas AG	119,306	3,448,264
Allianz AG (Reg.)	269,187	17,820,678
BASF AG	557,379	15,374,626
Bayer AG	458,133	21,913,419
Bayerische Motoren Werke AG (BMW)	190,089	4,715,695
Beiersdorf AG	52,387	2,170,838
Celesio AG	51,063	1,051,894

	Shares	Value
Commerzbank AG (d)	396,795	$ 1,390,567
Daimler AG (Reg.)	512,323	11,588,717
Deutsche Bank AG (d)	329,348	8,417,814
Deutsche Boerse AG	114,077	5,212,936
Deutsche Lufthansa AG (Reg.)	127,385	1,392,064
Deutsche Post AG	492,571	4,726,981
Deutsche Postbank AG	45,882	506,586
Deutsche Telekom AG (Reg.)	1,690,873	20,274,036
E.ON AG	1,129,026	28,944,668
Fraport AG Frankfurt Airport Services Worldwide	19,293	598,575
Fresenius Medical Care AG & Co. KGaA	111,333	4,543,549
Fresenius SE	19,026	860,343
GEA Group AG	73,859	793,215
Hamburger Hafen und Logistik AG (d)	14,672	331,360
Hannover Rueckversicherungs AG	42,608	1,536,547
HeidelbergCement AG (d)	13,680	360,850
HeidelbergCement AG (strip VVPR) (a)	239	0
Henkel AG & Co. KGaA	71,328	1,524,900
Hochtief AG	22,499	621,738
K&S AG	85,434	3,812,831
Linde AG	76,469	4,896,738
MAN AG	58,072	2,340,037
Merck KGaA	37,820	2,824,672
Metro AG	80,606	2,330,743
Munich Re Group (Reg.)	121,716	14,823,880
Puma AG	3,762	564,782
Q-Cells SE (a)(d)	39,558	655,391
RWE AG	265,384	16,657,342
Salzgitter AG	21,352	1,325,717
SAP AG	517,341	16,647,289
Siemens AG (Reg.)	519,813	26,314,196
SolarWorld AG	53,117	918,733
Suedzucker AG (Bearer)	33,000	571,364
Thyssenkrupp AG	223,273	3,982,412
TUI AG (d)	127,879	715,597
United Internet AG (d)	65,158	456,692
Volkswagen AG	52,821	12,473,436
Wacker Chemie AG	8,871	554,354
TOTAL GERMANY		272,987,066
Greece - 0.4%
Alpha Bank AE	223,939	1,180,656
Coca-Cola Hellenic Bottling Co. SA	90,735	1,098,479
EFG Eurobank Ergasias SA	186,553	950,439
Greek Organization of Football Prognostics SA	140,445	3,609,977
Hellenic Petroleum SA	66,967	489,593
Hellenic Telecommunication Organization SA (OTE)	158,758	2,057,963
Marfin Financial Group Holdings SA	335,340	965,594
National Bank of Greece SA	305,619	3,735,258
Piraeus Bank SA	170,989	828,912
Common Stocks - continued
	Shares	Value
Greece - continued
Public Power Corp. of Greece	67,888	$ 1,026,047
Titan Cement Co. SA (Reg.)	30,761	541,738
TOTAL GREECE		16,484,656
Hong Kong - 2.2%
ASM Pacific Technology Ltd.	139,529	395,219
Bank of East Asia Ltd.	874,292	1,799,506
BOC Hong Kong Holdings Ltd.	2,385,566	2,372,601
Cathay Pacific Airways Ltd.	645,327	669,219
Cheung Kong Holdings Ltd.	832,449	6,743,838
CLP Holdings Ltd.	1,228,157	9,079,311
Esprit Holdings Ltd.	633,523	3,411,831
Hang Lung Group Ltd.	559,000	1,487,163
Hang Lung Properties Ltd.	1,257,423	2,381,916
Hang Seng Bank Ltd.	469,601	5,194,807
Henderson Land Development Co. Ltd.	655,963	2,177,900
Hong Kong & China Gas Co. Ltd.	2,377,615	3,585,609
Hong Kong Aircraft & Engineering Co.	43,200	386,066
Hong Kong Electric Holdings Ltd.	858,176	5,291,162
Hong Kong Exchanges & Clearing Ltd.	592,898	4,689,194
Hopewell Holdings Ltd.	385,000	1,077,887
Hutchison Whampoa Ltd.	1,250,158	6,523,613
Hysan Development Co. Ltd.	281,352	426,195
Kerry Properties Ltd.	419,681	782,757
Li & Fung Ltd.	1,385,623	3,002,657
Lifestyle International Holdings Ltd.	294,000	224,142
Link (REIT)	1,364,811	2,590,445
Mongolia Energy Corp. Ltd. (a)	1,718,000	455,147
MTR Corp. Ltd.	853,113	1,893,338
New World Development Co. Ltd.	1,348,187	1,203,329
Shangri-La Asia Ltd.	855,380	911,580
Sino Land Co.	806,380	620,356
Sun Hung Kai Properties Ltd.	864,141	6,702,535
Swire Pacific Ltd. (A Shares)	510,884	3,138,203
Television Broadcasts Ltd.	200,000	690,088
Wharf Holdings Ltd.	728,585	1,521,975
Wheelock & Co. Ltd.	542,000	906,180
Wing Hang Bank Ltd.	103,000	571,797
TOTAL HONG KONG		82,907,566
Ireland - 0.3%
Anglo Irish Bank Corp. PLC	331,052	16,567
CRH PLC	307,838	6,326,867
Elan Corp. PLC (a)	282,397	1,787,224
Kerry Group PLC Class A	71,827	1,525,840
Ryanair Holdings PLC (a)	197,226	734,673
TOTAL IRELAND		10,391,171
Italy - 3.1%
A2A SpA	755,956	1,086,078
ACEA SpA	45,000	560,108
Alleanza Assicurazioni SpA	260,856	1,291,259
Assicurazioni Generali SpA	639,284	9,608,426

	Shares	Value
Atlantia SpA	142,736	$ 1,854,941
Autogrill SpA	52,815	252,915
Banca Carige SpA (d)	416,861	1,115,753
Banca Monte dei Paschi di Siena SpA (d)	1,452,156	1,792,766
Banca Popolare di Milano	223,183	895,008
Banco Popolare Scarl	359,172	1,369,369
Bulgari SpA	84,019	339,688
Enel SpA	2,576,464	12,803,057
ENI SpA	1,525,996	30,452,292
Fiat SpA	462,461	2,067,933
Finmeccanica SpA	242,412	3,088,537
Fondiaria-Sai SpA	49,221	570,908
IFIL Finanziaria di Partecipazioni SpA	151,820	286,582
Intesa Sanpaolo SpA	4,558,071	11,091,814
Italcementi SpA (d)	38,500	343,047
Lottomatica SpA	35,597	570,604
Luxottica Group SpA (d)	75,890	987,917
Mediaset SpA	458,383	2,033,783
Mediobanca SpA	292,928	2,371,695
Mediolanum SpA	100,728	334,750
Parmalat SpA	1,035,920	1,911,023
Pirelli & C SpA	1,430,544	306,988
Prysmian SpA	69,542	570,995
Saipem SpA	158,444	2,447,429
Saras Raffinerie Sarde SpA	185,942	539,336
Snam Rete Gas SpA	467,478	2,315,888
Telecom Italia SpA	5,975,876	7,262,247
Terna SpA	714,069	2,217,410
UniCredit SpA	7,273,678	9,210,636
Unione di Banche Italiane Scpa	346,762	3,278,348
Unipol Gruppo Finanziario SpA	455,077	406,344
TOTAL ITALY		117,635,874
Japan - 24.3%
77 Bank Ltd.	209,223	983,465
ABC-Mart, Inc.	12,000	262,647
ACOM Co. Ltd. (d)	36,770	899,428
Advantest Corp.	92,190	1,103,441
Aeon Co. Ltd.	370,000	2,185,085
Aeon Credit Service Co. Ltd.	41,400	316,657
Aeon Mall Co. Ltd.	32,500	343,703
Aioi Insurance Co. Ltd.	243,000	888,369
Aisin Seiki Co. Ltd.	114,800	1,780,369
Ajinomoto Co., Inc.	385,866	2,659,462
Alfresa Holdings Corp.	14,600	568,583
All Nippon Airways Co. Ltd.	392,000	1,398,281
Alps Electric Co. Ltd.	102,277	282,635
Amada Co. Ltd.	243,000	1,177,808
Aozora Bank Ltd.	333,000	373,179
Asahi Breweries Ltd.	226,903	2,840,715
Asahi Glass Co. Ltd.	614,677	2,657,922
Asahi Kasei Corp.	639,727	2,032,309
Asics Corp.	92,000	573,053
Astellas Pharma, Inc.	282,300	9,366,251
Common Stocks - continued
	Shares	Value
Japan - continued
Bank of Kyoto Ltd.	179,000	$ 1,551,028
Bank of Yokohama Ltd.	730,084	3,091,499
Benesse Corp.	40,200	1,599,629
Bridgestone Corp.	345,179	4,700,531
Brother Industries Ltd.	171,500	1,143,019
Canon Marketing Japan, Inc.	44,100	611,343
Canon, Inc.	637,344	16,082,225
Casio Computer Co. Ltd.	135,600	934,617
Central Japan Ry Co.	964	5,855,527
Chiba Bank Ltd.	450,674	2,115,155
Chubu Electric Power Co., Inc.	395,664	9,753,555
Chugai Pharmaceutical Co. Ltd.	122,825	2,087,547
Chugokun Electric Power Co.	164,200	3,933,332
Chuo Mitsui Trust Holdings, Inc.	577,300	1,749,708
Citizen Holdings Co. Ltd.	213,166	750,102
Coca-Cola West Co. Ltd.	32,700	519,991
Cosmo Oil Co. Ltd.	352,000	975,508
Credit Saison Co. Ltd.	99,652	648,266
Dai Nippon Printing Co. Ltd.	372,242	3,145,181
Daicel Chemical Industries Ltd.	150,000	521,343
Daido Steel Co. Ltd.	168,000	358,868
Daihatsu Motor Co. Ltd.	130,000	985,482
Daiichi Sankyo Kabushiki Kaisha	407,470	6,545,384
Daikin Industries Ltd.	155,794	3,391,080
Dainippon Sumitomo Pharma Co. Ltd.	77,000	636,218
Daito Trust Construction Co.	51,363	1,617,242
Daiwa House Industry Co. Ltd.	306,184	2,008,421
Daiwa Securities Group, Inc.	777,985	2,672,052
DeNA Co. Ltd.	198	582,168
Denki Kagaku Kogyo KK	242,358	391,268
Denso Corp.	297,738	5,652,112
Dentsu, Inc. (d)	119,800	1,745,189
Dic Corp.	323,995	454,632
Dowa Holdings Co. Ltd.	139,168	428,916
Dowa Holdings Co. Ltd. rights 1/29/10 (a)	67,168	10,219
East Japan Railway Co.	203,900	12,209,223
Eisai Co. Ltd.	155,878	4,774,874
Electric Power Development Co. Ltd.	76,880	2,456,046
Elpida Memory, Inc. (a)(d)	63,400	374,362
FamilyMart Co. Ltd.	30,400	1,025,366
Fanuc Ltd.	116,372	7,577,665
Fast Retailing Co. Ltd.	28,100	2,822,212
Fuji Electric Holdings Co. Ltd.	325,153	290,933
Fuji Heavy Industries Ltd.	369,000	1,175,582
Fuji Media Holdings, Inc.	186	211,825
Fujifilm Holdings Corp.	296,905	5,519,407
Fujitsu Ltd.	1,128,075	3,820,181
Fukuoka Financial Group, Inc.	476,300	1,424,293
Furukawa Electric Co. Ltd.	383,790	994,863
Gunma Bank Ltd.	250,663	1,338,020
Hakuhodo DY Holdings, Inc.	10,980	475,613

	Shares	Value
Hankyu Hanshin Holdings, Inc.	751,200	$ 3,459,926
Haseko Corp.	716,000	244,461
Hikari Tsushin, Inc.	16,700	269,044
Hino Motors Ltd.	165,000	302,854
Hirose Electric Co. Ltd. (d)	18,798	1,613,783
Hiroshima Bank Ltd.	264,000	985,135
Hisamitsu Pharmaceutical Co., Inc.	38,500	1,162,538
Hitachi Chemical Co. Ltd.	60,800	607,344
Hitachi Construction Machinery Co. Ltd. (d)	55,000	633,714
Hitachi High-Technologies Corp.	35,400	434,339
Hitachi Ltd.	1,965,271	4,892,999
Hitachi Metals Ltd.	98,000	553,086
Hokkaido Electric Power Co., Inc.	117,400	2,486,042
Hokuhoku Financial Group, Inc.	658,715	1,021,394
Hokuriku Electric Power Co., Inc.	103,600	2,746,871
Honda Motor Co. Ltd.	983,560	23,516,055
Hoya Corp.	242,216	4,388,878
Ibiden Co. Ltd.	84,400	1,615,486
Idemitsu Kosan Co., Ltd. (a)	13,800	1,059,151
Inpex Corp.	477	3,226,539
Isetan Mitsukoshi Holdings Ltd.	205,287	1,451,351
Ishikawajima-Harima Heavy Industries Co. Ltd.	793,185	663,733
Isuzu Motors Ltd.	850,000	824,636
Ito En Ltd. (d)	29,200	372,278
Itochu Corp.	878,986	3,940,701
ITOCHU Techno-Solutions Corp. (d)	17,200	320,217
Iyo Bank Ltd.	129,000	1,352,851
J Front Retailing Co. Ltd.	313,800	952,467
JAFCO Co. Ltd.	20,500	298,373
Japan Airlines Corp. (a)	521,420	987,951
Japan Petroleum Exploration Co. Ltd.	17,100	624,943
Japan Prime Realty Investment Corp.	308	490,622
Japan Real Estate Investment Corp.	275	2,046,962
Japan Retail Fund Investment Corp.	180	582,555
Japan Steel Works Ltd.	209,000	1,877,167
Japan Tobacco, Inc.	2,701	6,441,571
JFE Holdings, Inc.	307,275	6,647,767
JGC Corp.	125,117	1,425,747
Joyo Bank Ltd.	403,941	1,846,714
Js Group Corp.	157,359	1,685,466
JSR Corp.	104,316	1,224,203
JTEKT Corp.	128,200	680,025
Jupiter Telecommunications Co.	1,726	1,367,732
Kajima Corp.	522,317	1,091,679
Kamigumi Co. Ltd.	168,663	1,080,507
Kaneka Corp.	210,559	1,021,692
Kansai Electric Power Co., Inc.	458,936	11,032,819
Kansai Paint Co. Ltd.	121,000	623,355
Kao Corp.	298,750	5,676,627
Kawasaki Heavy Industries Ltd. (d)	953,945	1,646,973
Kawasaki Kisen Kaisha Ltd.	400,000	1,257,314
KDDI Corp.	1,755	9,192,467
Common Stocks - continued
	Shares	Value
Japan - continued
Keihin Electric Express Railway Co. Ltd. (d)	261,061	$ 1,837,710
Keio Corp.	331,410	1,717,762
Keisei Electric Railway Co.	156,000	723,955
Keyence Corp.	22,200	4,189,363
Kikkoman Corp.	108,849	832,040
Kinden Corp.	66,000	464,196
Kintetsu Corp. (d)	918,100	3,727,714
Kirin Holdings Co. Ltd.	461,256	4,451,424
Kobe Steel Ltd.	1,610,000	1,923,686
Komatsu Ltd.	528,045	5,405,663
Konami Corp.	58,900	831,281
Konica Minolta Holdings, Inc.	281,500	2,145,688
Kubota Corp.	684,864	3,261,567
Kuraray Co. Ltd.	216,986	1,595,869
Kuraya Sanseido, Inc.	85,300	897,256
Kurita Water Industries Ltd.	65,500	1,111,585
Kyocera Corp.	95,402	5,601,688
Kyowa Hakko Kirin Co., Ltd.	169,689	1,310,639
Kyushu Electric Power Co., Inc.	232,170	5,497,579
Lawson, Inc.	39,316	1,702,193
Leopalace21 Corp.	87,600	486,562
Mabuchi Motor Co. Ltd. (d)	16,821	653,644
Makita Corp.	71,400	1,403,334
Marubeni Corp.	952,244	2,955,817
Marui Group Co. Ltd.	146,849	615,017
Maruichi Steel Tube Ltd.	20,700	434,656
Matsui Securities Co. Ltd. (d)	85,100	486,432
Mazda Motor Corp.	548,000	692,237
Meiji Dairies Corp.	137,000	517,747
Minebea Co. Ltd.	191,008	650,598
Mitsubishi Chemical Holdings Corp.	717,775	2,437,645
Mitsubishi Corp.	806,102	10,027,561
Mitsubishi Electric Corp.	1,166,106	4,606,210
Mitsubishi Estate Co. Ltd.	699,723	7,050,008
Mitsubishi Gas Chemical Co., Inc.	270,867	1,060,260
Mitsubishi Heavy Industries Ltd.	1,871,256	5,238,601
Mitsubishi Logistics Corp.	70,000	556,368
Mitsubishi Materials Corp.	762,937	1,769,482
Mitsubishi Motors Corp. of Japan (a)(d)	2,102,000	2,439,393
Mitsubishi Rayon Co. Ltd. (d)	268,312	486,583
Mitsubishi Tanabe Pharma Corp.	125,000	1,494,638
Mitsubishi UFJ Financial Group, Inc.	6,573,530	29,692,170
Mitsubishi UFJ Lease & Finance Co. Ltd.	36,330	632,134
Mitsui & Co. Ltd.	1,047,123	9,644,060
Mitsui Chemicals, Inc.	347,683	739,269
Mitsui Engineering & Shipbuilding Co.	361,000	521,640
Mitsui Fudosan Co. Ltd.	509,677	5,119,390
Mitsui Mining & Smelting Co. Ltd.	360,154	507,315
Mitsui O.S.K. Lines Ltd.	680,285	3,447,620
Mitsui Sumitomo Insurance Group Holdings, Inc.	222,142	5,252,226
Mitsumi Electric Co. Ltd.	47,300	582,729

	Shares	Value
Mizuho Financial Group, Inc. (d)	5,751,400	$ 10,838,514
Mizuho Trust & Banking Co. Ltd.	905,000	774,371
Murata Manufacturing Co. Ltd.	131,554	4,993,957
Namco Bandai Holdings, Inc.	116,450	1,064,505
NEC Corp.	1,190,951	2,780,239
NEC Electronics Corp. (a)	22,300	110,910
NGK Insulators Ltd.	155,309	2,042,473
NGK Spark Plug Co. Ltd. (d)	113,000	874,246
NHK Spring Co. Ltd.	72,000	243,426
Nidec Corp.	64,542	2,668,556
Nikon Corp.	197,838	1,854,402
Nintendo Co. Ltd.	59,596	16,806,072
Nippon Building Fund, Inc.	300	2,425,967
Nippon Electric Glass Co. Ltd.	214,000	1,388,216
Nippon Express Co. Ltd.	505,546	1,453,846
Nippon Meat Packers, Inc.	103,740	1,004,066
Nippon Mining Holdings, Inc.	545,500	1,894,307
Nippon Oil Corp.	770,129	3,669,739
Nippon Paper Group, Inc.	57,500	1,274,420
Nippon Sheet Glass Co. Ltd.	400,000	790,677
Nippon Steel Corp.	2,997,661	7,867,781
Nippon Telegraph & Telephone Corp.	310,000	13,253,395
Nippon Yusen KK	666,578	2,749,319
Nipponkoa Insurance Co. Ltd.	391,000	2,885,091
Nishi-Nippon City Bank Ltd.	456,000	925,827
Nissan Chemical Industries Co. Ltd.	86,000	562,877
Nissan Motor Co. Ltd.	1,400,348	4,274,248
Nissay Dowa General Insurance Co. Ltd.	99,000	413,287
Nisshin Seifun Group, Inc.	87,590	884,046
Nisshin Steel Co. Ltd.	503,000	767,057
Nisshinbo Industries, Inc.	102,000	727,823
Nissin Food Holdings Co. Ltd.	44,323	1,345,308
Nitori Co. Ltd.	23,750	1,257,401
Nitto Denko Corp.	98,594	1,776,914
NOK Corp.	53,600	384,593
Nomura Holdings, Inc. (d)	1,075,647	4,443,642
Nomura Real Estate Holdings, Inc. (d)	42,800	544,814
Nomura Real Estate Office Fund, Inc.	159	802,499
Nomura Research Institute Ltd.	71,600	1,127,389
NSK Ltd.	241,576	743,805
NTN Corp.	237,611	522,779
NTT Data Corp.	742	1,838,383
NTT DoCoMo, Inc.	9,310	14,501,078
NTT Urban Development Co.	748	525,123
Obayashi Corp.	386,704	1,625,611
Obic Co. Ltd.	5,580	735,984
Odakyu Electric Railway Co. Ltd.	355,000	2,621,650
Oji Paper Co. Ltd.	494,352	1,828,149
Olympus Corp.	133,429	1,759,927
Omron Corp.	110,860	1,276,224
Ono Pharmaceutical Co. Ltd.	57,100	2,642,843
Onward Holdings Co. Ltd.	77,000	433,365
Oracle Corp. Japan (d)	28,300	884,552
Oriental Land Co. Ltd. (d)	27,856	1,827,332
Common Stocks - continued
	Shares	Value
Japan - continued
ORIX Corp.	53,228	$ 1,081,113
Osaka Gas Co. Ltd.	1,197,525	4,281,094
OSAKA Titanium technologies Co. Ltd. (d)	15,000	318,684
Otsuka Corp.	8,500	297,938
Panasonic Corp.	1,090,073	12,619,155
Panasonic Electric Works Co., Ltd.	239,000	1,448,425
Promise Co. Ltd. (d)	32,225	430,359
Rakuten, Inc.	3,692	1,899,502
Resona Holdings, Inc. (d)	298,900	5,124,157
Ricoh Co. Ltd.	391,770	4,424,642
Rohm Co. Ltd.	60,144	2,872,189
Sankyo Co. Ltd. (Gunma)	32,900	1,476,306
Santen Pharmaceutical Co. Ltd.	41,600	1,140,072
Sanyo Electric Co. Ltd. (a)	1,002,382	1,406,794
Sapporo Breweries Ltd.	146,578	479,029
Sapporo Hokuyo Holdings, Inc.	163,000	404,878
SBI Holdings, Inc.	9,841	783,631
Secom Co. Ltd.	121,367	4,164,525
Sega Sammy Holdings, Inc.	110,300	938,511
Seiko Epson Corp.	70,400	805,290
Sekisui Chemical Co. Ltd.	254,293	1,082,257
Sekisui House Ltd.	250,467	1,640,787
Seven & i Holdings Co., Ltd.	493,200	10,928,539
Seven Bank Ltd.	267	732,520
Sharp Corp. (d)	584,675	4,513,273
Shikoku Electric Power Co., Inc.	106,400	3,224,119
Shimadzu Corp.	169,000	1,055,663
Shimamura Co. Ltd.	14,200	732,799
SHIMANO, Inc.	35,600	1,159,274
SHIMIZU Corp.	345,416	1,301,423
Shin-Etsu Chemical Co., Ltd.	243,562	10,842,107
Shinko Electric Industries Co.Ltd. (d)	34,500	315,593
Shinko Securities Co. Ltd.	337,000	600,399
Shinsei Bank Ltd. (d)	907,000	798,665
Shionogi & Co. Ltd.	170,091	2,761,684
Shiseido Co. Ltd.	187,950	2,767,460
Shizuoka Bank Ltd.	342,274	3,002,835
Showa Denko KK	656,336	773,224
Showa Shell Sekiyu KK	133,500	1,109,065
SMC Corp.	36,171	3,280,442
Softbank Corp.	442,930	5,358,855
Sojitz Corp.	774,900	870,691
Sompo Japan Insurance, Inc.	494,712	2,439,292
Sony Corp.	592,485	9,919,956
Sony Financial Holdings, Inc.	579	1,489,095
Square Enix Holdings Co. Ltd.	35,300	625,910
Stanley Electric Co. Ltd.	79,925	802,572
Sumco Corp.	69,500	860,993
Sumitomo Chemical Co. Ltd.	940,334	2,826,083
Sumitomo Corp.	675,042	5,635,343
Sumitomo Electric Industries Ltd.	461,706	3,587,180
Sumitomo Heavy Industries Ltd.	322,822	845,448

	Shares	Value
Sumitomo Metal Industries Ltd.	2,266,966	$ 4,246,011
Sumitomo Metal Mining Co. Ltd.	323,065	3,224,286
Sumitomo Mitsui Financial Group, Inc.	396,300	12,561,284
Sumitomo Realty & Development Co. Ltd. (a)	224,000	2,142,895
Sumitomo Rubber Industries Ltd.	95,800	604,791
Sumitomo Trust & Banking Co. Ltd.	857,344	2,831,175
Suzuken Co. Ltd. (a)	40,660	1,123,632
Suzuki Motor Corp.	223,200	3,478,418
T&D Holdings, Inc.	113,300	2,535,381
Taiheiyo Cement Corp.	562,684	796,931
Taisei Corp.	618,594	1,095,016
Taisho Pharmaceutical Co. Ltd.	83,524	1,499,074
Taiyo Nippon Sanso Corp.	182,000	1,142,072
Takashimaya Co. Ltd.	178,000	915,141
Takeda Pharmaceutical Co. Ltd.	487,042	19,668,519
Takefuji Corp.	61,941	204,470
TDK Corp.	72,025	2,370,089
Teijin Ltd.	510,341	883,843
Terumo Corp.	96,712	2,963,395
The Chugoku Bank Ltd.	91,000	1,129,267
The Hachijuni Bank Ltd.	235,000	1,298,587
The Suruga Bank Ltd.	135,000	1,040,959
THK Co. Ltd.	59,000	676,468
Tobu Railway Co. Ltd. (d)	498,297	2,489,095
Toho Co. Ltd.	73,854	1,101,877
Toho Gas Co. Ltd.	271,000	1,395,898
Tohoku Electric Power Co., Inc.	261,290	6,116,650
Tokio Marine Holdings, Inc.	405,700	9,128,250
Tokuyama Corp.	130,000	681,411
Tokyo Broadcasting System, Inc.	17,300	226,374
Tokyo Electric Power Co.	716,418	20,221,403
Tokyo Electron Ltd.	97,318	3,261,847
Tokyo Gas Co. Ltd.	1,409,395	5,645,091
Tokyo Steel Manufacturing Co. Ltd.	60,500	594,714
Tokyo Tatemono Co. Ltd.	151,000	333,714
Tokyu Corp.	678,954	2,644,936
Tokyu Land Corp.	282,000	633,052
TonenGeneral Sekiyu KK	160,856	1,519,696
Toppan Printing Co. Ltd.	298,013	1,774,790
Toray Industries, Inc. (d)	773,883	2,932,337
Toshiba Corp. (d)	1,803,880	4,369,865
Tosoh Corp.	287,816	435,541
Toto Ltd.	157,185	671,275
Toyo Seikan Kaisha Ltd.	104,200	1,321,095
Toyo Suisan Kaisha Ltd.	51,000	1,206,811
Toyoda Gosei Co. Ltd.	38,100	515,124
Toyota Boshoku Corp.	39,500	378,028
Toyota Industries Corp.	105,686	2,251,635
Toyota Motor Corp.	1,645,051	52,682,305
Toyota Tsusho Corp.	133,300	1,076,397
Trend Micro, Inc.	63,000	1,420,570
Tsumura & Co.	33,300	923,448
Ube Industries Ltd.	641,605	1,012,860
Common Stocks - continued
	Shares	Value
Japan - continued
Uni-Charm Corp.	27,660	$ 1,806,761
UNY Co. Ltd.	98,000	716,625
Ushio, Inc.	59,500	789,831
USS Co. Ltd.	14,140	570,342
West Japan Railway Co.	1,006	3,563,017
Yahoo! Japan Corp. (d)	9,071	2,594,376
Yakult Honsha Co. Ltd. (d)	60,866	980,064
Yamada Denki Co. Ltd.	49,905	1,810,260
Yamaguchi Financial Group, Inc.	124,000	1,081,314
Yamaha Corp.	82,343	634,215
Yamaha Motor Co. Ltd.	126,300	1,075,859
Yamato Holdings Co. Ltd.	249,232	2,439,127
Yamato Kogyo Co. Ltd.	27,500	557,795
Yamazaki Baking Co. Ltd. (d)	84,000	1,058,195
Yaskawa Electric Corp.	166,000	645,546
Yokogawa Electric Corp.	146,200	494,277
TOTAL JAPAN		938,019,754
Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	516,623	9,900,049
Millicom International Cellular SA unit	42,319	1,666,038
SES SA FDR (France) unit	170,542	3,123,044
Tenaris SA	281,410	2,418,730
TOTAL LUXEMBOURG		17,107,861
Mauritius - 0.0%
Golden Agri-Resources Ltd.	2,917,000	526,179
Netherlands - 2.5%
Aegon NV	809,726	2,881,354
Akzo Nobel NV	148,800	5,198,560
ASML Holding NV (Netherlands)	268,365	4,075,467
Corio NV	23,283	914,602
European Aeronautic Defence and Space Co. EADS NV (d)	190,285	2,762,172
Fugro NV (Certificaten Van Aandelen) unit	36,851	946,928
Heineken Holding NV (A Shares)	66,200	1,524,979
Heineken NV (Bearer)	152,986	4,084,030
ING Groep NV (Certificaten Van Aandelen)	1,168,559	5,281,160
James Hardie Industries NV unit	232,144	484,306
Koninklijke Ahold NV	692,443	7,681,930
Koninklijke Boskalis Westminster NV (Certificaten Van Aandelen) unit	30,000	570,499
Koninklijke KPN NV	1,054,621	13,490,009
Koninklijke Philips Electronics NV	595,534	9,520,265
QIAGEN NV (a)	105,000	1,718,523
Randstad Holdings NV	63,651	923,317
Reed Elsevier NV	385,189	4,278,906
Royal DSM NV	72,529	1,657,216
SBM Offshore NV	95,631	1,250,847
SNS Reaal (a)	70,218	260,710
STMicroelectronics NV	387,082	1,700,722

	Shares	Value
TNT NV	232,910	$ 3,333,806
Unilever NV (Certificaten Van Aandelen)	971,228	18,606,272
Wolters Kluwer NV (Certificaten Van Aandelen)	159,021	2,510,798
TOTAL NETHERLANDS		95,657,378
New Zealand - 0.1%
Auckland International Airport Ltd.	774,273	686,465
Contact Energy Ltd.	185,189	551,929
Fletcher Building Ltd.	350,759	920,643
Sky City Entertainment Group Ltd.	289,621	393,143
Telecom Corp. of New Zealand Ltd.	1,193,653	1,446,920
TOTAL NEW ZEALAND		3,999,100
Norway - 0.6%
Aker Solutions ASA	95,050	508,451
DnB Nor ASA	446,259	1,604,411
Norsk Hydro ASA	391,130	1,252,538
Orkla ASA (A Shares)	486,145	2,880,178
Renewable Energy Corp. AS (a)(d)	81,600	553,533
StatoilHydro ASA	761,281	12,632,467
Telenor ASA	512,808	2,635,696
Yara International ASA	116,117	2,455,944
TOTAL NORWAY		24,523,218
Portugal - 0.3%
Banco Comercial Portugues SA (Reg.) (a)(d)	1,502,067	1,209,225
Banco Espirito Santo SA (BES) (Reg.)	130,832	765,180
Brisa Auto-Estradas de Portugal SA (d)	166,305	972,572
Cimpor-Cimentos de Portugal SGPS SA (d)	177,684	690,075
Energias de Portugal SA	1,096,731	3,463,790
Galp Energia SGPS SA Class B	117,823	1,293,924
Jeronimo Martins SGPS SA	120,000	486,008
Portugal Telecom SGPS SA (Reg.)	379,825	3,079,063
ZON MULTIMEDIA - Servicos de Telecomunicacoes e Multimedia, SGPS, S.A. (d)	100,950	479,417
TOTAL PORTUGAL		12,439,254
Singapore - 1.0%
Ascendas Real Estate Investment Trust (A-REIT)	725,183	580,806
CapitaLand Ltd.	1,009,000	1,267,772
CapitaLand Ltd. rights 3/12/09 (a)	504,500	195,242
CapitaMall Trust	788,000	716,770
City Developments Ltd.	275,000	837,406
ComfortDelgro Corp. Ltd.	1,139,784	953,467
Cosco Corp. Singapore Ltd.	462,000	211,496
DBS Group Holdings Ltd.	983,281	4,910,571
Fraser & Neave Ltd.	493,150	717,254
Jardine Cycle & Carriage Ltd.	85,267	480,122
Keppel Corp. Ltd.	741,000	2,056,402
Neptune Orient Lines Ltd.	230,000	176,290
Common Stocks - continued
	Shares	Value
Singapore - continued
Olam International Ltd. (d)	941,800	$ 733,055
Oversea-Chinese Banking Corp. Ltd.	1,432,968	4,093,582
Parkway Holdings Ltd.	583,362	389,669
SembCorp Industries Ltd.	493,130	661,391
SembCorp Marine Ltd.	481,800	427,434
Singapore Airlines Ltd.	326,425	2,126,776
Singapore Exchange Ltd. (d)	522,000	1,504,692
Singapore Press Holdings Ltd.	940,021	1,643,627
Singapore Technologies Engineering Ltd.	896,161	1,323,730
Singapore Telecommunications Ltd.	4,765,827	7,500,190
United Overseas Bank Ltd.	745,846	4,752,317
UOL Group Ltd.	414,984	444,449
Wilmar International Ltd.	465,000	849,377
TOTAL SINGAPORE		39,553,887
Spain - 4.1%
Abertis Infraestructuras SA	148,483	2,049,837
Acerinox SA	77,561	886,198
Actividades de Construccion y Servicios SA (ACS)	111,168	4,389,334
Banco Bilbao Vizcaya Argentaria SA	2,115,458	15,279,094
Banco de Sabadell SA (d)	523,275	2,162,787
Banco de Valencia SA	125,833	1,092,098
Banco Popular Espanol SA (Reg.) (d)	502,732	2,378,613
Banco Santander SA	4,851,408	29,630,914
Bankinter SA	178,909	1,454,941
Cintra Concesiones de Infrastructuras de Transporte SA (d)	143,451	674,578
Corporacion Mapfre SA (Reg.)	453,736	922,233
Criteria CaixaCorp, SA	530,663	1,474,223
EDP Renovaveis SA	139,482	1,018,428
Enagas SA	110,229	1,764,928
Fomento Construcciones y Contratas SA (FOCSA)	29,273	749,470
Gamesa Corporacion Tecnologica, SA	114,672	1,512,163
Gas Natural SDG SA Series E	70,368	1,261,202
Gestevision Telecinco SA (d)	85,744	609,021
Grifols SA	74,398	1,166,144
Grupo Acciona SA	15,962	1,567,063
Grupo Ferrovial SA	40,198	978,764
Iberdrola Renovables SA (a)	482,388	1,943,839
Iberdrola SA	2,107,267	13,701,020
Iberia Lineas Aereas de Espana SA	226,270	518,599
Inditex SA	124,506	4,669,609
Indra Sistemas SA	57,627	1,046,384
Red Electrica Corporacion SA	63,227	2,535,269
Repsol YPF SA	447,056	6,826,910
Telefonica SA	2,512,371	46,228,848
Union Fenosa SA	214,230	4,827,191
Vallehermoso SA (d)	40,258	278,991
Zardoya Otis SA	74,583	1,281,276
TOTAL SPAIN		156,879,969

	Shares	Value
Sweden - 2.0%
Alfa Laval AB (d)	242,168	$ 1,682,784
Assa Abloy AB (B Shares)	192,121	1,622,641
Atlas Copco AB:
(A Shares)	418,568	2,887,269
(B Shares)	231,110	1,441,535
Electrolux AB (B Shares) (d)	155,044	1,054,743
Getinge AB (B Shares)	117,928	1,360,472
H&M Hennes & Mauritz AB (B Shares)	309,119	11,465,118
Holmen AB (B Shares)	40,816	677,411
Husqvarna AB (B Shares) (d)	183,319	657,250
Investor AB (B Shares)	279,981	3,159,917
Lundin Petroleum AB (a)	113,400	479,372
Modern Times Group MTG AB (B Shares)	25,800	360,170
Nordea Bank AB	1,223,655	6,100,243
Sandvik AB	589,014	3,142,717
Scania AB (B Shares)	190,916	1,345,552
Securitas AB (B Shares)	203,232	1,411,063
Skandinaviska Enskilda Banken AB (A Shares) (d)	309,428	1,284,882
Skanska AB (B Shares)	235,819	1,653,450
SKF AB (B Shares)	221,145	1,843,205
SSAB Svenskt Stal AB:
(A Shares)	100,046	739,630
(B Shares)	43,508	299,618
Svenska Cellulosa AB (SCA) (B Shares)	342,566	2,216,926
Svenska Handelsbanken AB (A Shares)	264,064	3,160,085
Swedbank AB (A Shares) (d)	209,387	541,388
Swedish Match Co.	154,458	2,018,606
TELE2 AB (B Shares)	187,464	1,384,852
Telefonaktiebolaget LM Ericsson (B Shares)	1,750,176	14,174,133
TeliaSonera AB	1,338,240	5,343,808
Volvo AB:
(A Shares)	210,160	899,793
(B Shares) (d)	657,834	2,750,699
TOTAL SWEDEN		77,159,332
Switzerland - 7.8%
ABB Ltd. (Reg.)	1,326,663	16,013,124
Actelion Ltd. (Reg.) (a)	60,617	2,866,424
Adecco SA (Reg.)	79,352	2,416,607
ARYZTA AG (a)	51,621	1,162,736
Baloise Holdings AG (Reg.)	32,888	1,862,224
BKW FMB Energie AG	9,979	717,170
Compagnie Financiere Richemont Series A	310,283	4,060,624
Credit Suisse Group (Reg.)	641,151	15,601,670
EFG International	29,984	208,047
Geberit AG (Reg.)	25,055	2,244,083
Givaudan SA	4,189	2,414,328
Holcim Ltd. (Reg.)	118,551	3,927,039
Julius Baer Holding Ltd.	130,373	3,004,820
Kuehne & Nagel International AG	33,261	1,595,419
Common Stocks - continued
	Shares	Value
Switzerland - continued
Lindt & Spruengli AG	74	$ 1,375,278
Lindt & Spruengli AG (participation certificate)	576	907,744
Logitech International SA (Reg.) (a)	111,601	949,289
Lonza Group AG	30,573	2,932,762
Nestle SA (Reg.)	2,289,178	74,827,889
Nobel Biocare Holding AG (Switzerland)	70,606	1,127,148
Novartis AG (Reg.)	1,423,193	51,591,268
Pargesa Holding SA	16,816	880,111
Roche Holding AG (participation certificate)	419,297	47,593,514
Schindler Holding AG (participation certificate)	30,666	1,490,240
SGS Societe Generale de Surveillance Holding SA (Reg.)	2,911	2,626,358
Sonova Holding AG	30,758	1,508,203
Straumann Holding AG	5,371	878,685
Sulzer AG (Reg.)	15,900	618,440
Swiss Life Holding AG	22,224	1,083,872
Swiss Reinsurance Co. (Reg.)	215,533	2,653,230
Swisscom AG (Reg.)	14,961	4,480,941
Syngenta AG (Switzerland)	58,547	12,514,965
The Swatch Group AG:
(Bearer)	18,340	2,039,883
(Reg.)	28,374	619,812
UBS AG (For. Reg.)	1,766,413	16,539,233
Zurich Financial Services AG (Reg.)	85,059	12,044,814
TOTAL SWITZERLAND		299,377,994
United Kingdom - 20.1%
3i Group PLC	231,544	658,839
Admiral Group PLC	126,217	1,535,100
AMEC PLC	210,192	1,623,449
Anglo American PLC (United Kingdom)	762,588	10,755,761
Antofagasta PLC	220,985	1,382,682
Associated British Foods PLC	214,169	1,984,949
AstraZeneca PLC (United Kingdom)	868,549	27,540,312
Autonomy Corp. PLC (a)	125,000	2,154,076
Aviva PLC	1,525,426	6,266,545
BAE Systems PLC	2,104,522	11,109,604
Balfour Beatty PLC	323,246	1,455,211
Barclays PLC	4,978,549	6,530,560
Berkeley Group Holdings PLC unit (a)	44,096	545,147
BG Group PLC	1,994,703	28,510,081
BHP Billiton PLC	1,323,523	20,624,790
BP PLC	11,139,140	70,957,766
British Airways PLC	297,921	578,241
British American Tobacco PLC (United Kingdom)	1,114,941	28,495,368
British Land Co. PLC (d)	300,690	1,956,041
British Sky Broadcasting Group PLC (BSkyB)	643,561	4,289,495
BT Group PLC	4,733,276	6,046,572

	Shares	Value
Bunzl PLC	184,773	$ 1,525,012
Burberry Group PLC	270,236	985,911
Cable & Wireless PLC	1,512,351	2,959,328
Cadbury PLC	827,855	6,302,192
Cairn Energy PLC (a)	76,242	2,118,593
Capita Group PLC	358,041	3,378,265
Carnival PLC	100,737	2,041,248
Carphone Warehouse Group PLC	188,870	283,431
Centrica PLC	3,083,729	11,857,735
Cobham PLC	708,689	1,944,980
Compass Group PLC	1,074,240	4,719,181
Daily Mail & General Trust PLC Class A	162,018	574,555
Diageo PLC	1,482,994	17,099,029
Drax Group PLC	225,685	1,667,102
Eurasian Natural Resources Corp. PLC	172,914	816,617
Experian PLC	607,994	3,592,906
FirstGroup PLC	260,362	994,400
Friends Provident PLC	1,442,399	1,452,748
G4S PLC (United Kingdom)	715,020	1,889,936
Genting International PLC (a)	1,721,000	462,499
GlaxoSmithKline PLC	3,102,028	47,043,093
Hammerson PLC (d)	154,457	533,025
Hammerson PLC rights 3/20/09 (a)	216,239	280,676
Hays PLC	948,674	1,028,830
Home Retail Group PLC	509,130	1,534,533
HSBC Holdings PLC (United Kingdom) (Reg.)	7,141,688	49,666,130
Icap PLC	329,918	1,098,218
IMI PLC	211,274	793,484
Imperial Tobacco Group PLC	604,176	14,463,666
InterContinental Hotel Group PLC	155,271	1,065,070
International Power PLC	869,566	2,940,067
Invensys PLC (a)	452,871	980,120
Investec PLC	223,317	647,007
ITV PLC	1,895,460	666,283
J Sainsbury PLC	770,626	3,449,566
Johnson Matthey PLC	133,815	1,857,992
Kazakhmys PLC	115,397	426,470
Kingfisher PLC	1,334,092	2,390,548
Land Securities Group PLC	260,313	2,032,636
Legal & General Group PLC	3,201,296	1,826,142
Liberty International PLC (d)	138,721	679,910
Lloyds TSB Group PLC	5,880,997	4,827,176
LogicaCMG PLC	810,055	789,956
London Stock Exchange Group PLC	84,691	519,803
Lonmin PLC	84,647	1,212,759
Man Group PLC	991,932	2,412,433
Marks & Spencer Group PLC	910,976	3,368,470
Meggitt PLC	373,783	665,443
National Grid PLC	1,442,738	12,841,313
NEXT PLC	109,719	1,819,270
Old Mutual PLC	2,978,414	1,750,097
Pearson PLC	460,743	4,322,947
Prudential PLC	1,449,498	5,776,468
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Reckitt Benckiser Group PLC	357,493	$ 13,678,247
Reed Elsevier PLC	625,772	4,674,357
Rexam PLC	374,919	1,394,644
Rio Tinto PLC (Reg.)	592,822	15,131,445
Rolls-Royce Group PLC	1,040,844	4,257,220
Royal & Sun Alliance Insurance Group PLC	2,006,217	3,922,041
Royal Bank of Scotland Group PLC	10,109,210	3,291,962
Royal Dutch Shell PLC:
Class A (United Kingdom)	2,103,048	46,166,229
Class B	1,606,379	33,715,735
SABMiller PLC	527,031	7,629,566
Sage Group PLC	750,156	1,817,384
Schroders PLC	76,285	791,760
Scottish & Southern Energy PLC	528,997	8,619,389
Segro PLC	231,621	352,978
Serco Group PLC	256,847	1,413,396
Severn Trent PLC	130,807	2,027,417
Shire PLC	335,312	3,974,923
Smith & Nephew PLC	519,106	3,678,233
Smiths Group PLC	242,687	2,868,513
Stagecoach Group PLC	301,322	495,538
Standard Chartered PLC (United Kingdom)	1,121,751	10,570,591
Standard Life PLC	1,270,351	3,147,438
Tate & Lyle PLC	274,827	1,036,099
Tesco PLC	4,711,767	22,342,786
Thomas Cook Group PLC	240,632	731,103
Thomson Reuters PLC	119,712	2,461,566
Tomkins PLC	511,767	822,112
TUI Travel PLC	332,347	1,046,525
Tullow Oil PLC	475,130	4,933,646
Unilever PLC	767,302	14,820,950
United Business Media Ltd.	140,213	826,699
United Utilities Group PLC	407,535	2,944,245
Vedanta Resources PLC	77,177	590,168
Vodafone Group PLC	31,302,252	55,457,884
Whitbread PLC	94,579	1,000,619
William Morrison Supermarkets PLC	1,398,255	5,135,548
Wolseley PLC	371,160	937,264
WPP PLC	678,697	3,520,776
Xstrata PLC	385,704	3,799,432
TOTAL UNITED KINGDOM		773,402,286
United States of America - 0.1%
Synthes, Inc.	36,429	4,227,053
TOTAL COMMON STOCKS (Cost $6,700,646,352)		3,667,723,929
Nonconvertible Preferred Stocks - 0.6%

France - 0.2%
L'Air Liquide SA	74,736	5,459,789

	Shares	Value
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	34,341	$ 515,038
Fresenius SE (non-vtg.)	47,894	2,406,372
Henkel AG & Co. KGaA	113,253	2,654,502
Porsche Automobil Holding SE	51,416	2,107,352
RWE AG (non-vtg.)	21,813	1,198,439
Volkswagen AG	61,040	2,731,053
TOTAL GERMANY		11,612,756
Italy - 0.1%
Intesa Sanpaolo SpA	494,288	822,501
Italcementi SpA (Risparmio Shares)	37,590	196,754
Telecom Italia SpA (Risparmio Shares)	3,723,100	3,540,189
UNIPOL Assicurazioni SpA	592,373	409,615
TOTAL ITALY		4,969,059
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $40,547,650)		22,041,604
Government Obligations - 0.8%
Principal Amount
United States of America - 0.8%
U.S. Treasury Bills, yield at date of purchase 0.28% to 1.51% 3/26/09 to 10/22/09 (e) (Cost $32,451,568)	$ 32,500,000	32,470,206
Money Market Funds - 6.7%
	Shares
Fidelity Cash Central Fund, 0.59% (b)	135,894,763	135,894,763
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	121,892,401	121,892,401
TOTAL MONEY MARKET FUNDS (Cost $257,787,164)		257,787,164
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $7,031,432,734)		3,980,022,903
NET OTHER ASSETS - (3.3)%		(126,380,459)
NET ASSETS - 100%		$ 3,853,642,444
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
171 CAC 40 10 Euro Index Contracts (France)	March 2009	$ 5,854,215	$ (431,101)
45 CME E-mini MSCI EAFE Index Contracts	March 2009	2,203,200	(401,745)
57 CME Nikkei 225 Index Contracts (Japan)	March 2009	2,103,300	(436,425)
42 EUREX DAX Index Contracts (Germany)	March 2009	5,120,542	(1,013,405)
1,486 EUREX Dow Jones EURO STOXX 50 Index Contracts (European Union)	March 2009	37,199,224	(6,710,224)
775 FTSE 100 Index Contracts (United Kingdom)	March 2009	42,239,405	(4,568,027)
41 Hang Seng Index Contracts (Hong Kong)	March 2009	3,356,595	(9,326)
27 IBEX 35 Index Contracts (Spain)	March 2009	2,607,070	(109,349)
89 MSCI Index Contracts (Singapore)	March 2009	2,209,116	(16,790)
579 OMX Stockholm 30 Index Contracts (Sweden)	March 2009	4,113,677	(131,445)
36 S&P/MIB Index Contracts (Italy)	March 2009	3,476,778	(829,692)
196 SFE SPI 200 Index Contracts (Australia)	March 2009	10,390,039	(579,517)
549 TOPIX 150 Index Contracts (Japan)	March 2009	42,829,987	(2,662,650)
TOTAL EQUITY INDEX CONTRACTS		$ 163,703,148	$ (17,899,696)
The face value of futures purchased as a percentage of net assets - 4.2%
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
16,200,000 AUD	March 2009	$ 10,349,836	$ (594,258)
45,000,000 EUR	March 2009	57,030,024	(4,251,535)
29,300,000 GBP	March 2009	41,938,658	(1,742,104)
4,097,000,000 JPY	March 2009	41,980,812	(3,904,807)
36,700,000 SEK	March 2009	4,073,681	(486,516)
		$ 155,373,011	$ (10,979,220)

(Payable Amount $166,352,231)

Contract to Sell
2,500,000 EUR	March 2009	$ 3,168,335	$ 72,880

(Receivable Amount $3,241,215)

The value of contracts to buy as a percentage of net assets - 4.0%
The value of contracts to sell as a percentage of net assets - 0.1%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $23,471,745.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,881,313
Fidelity Securities Lending Cash Central Fund	3,309,215
Total	$ 7,190,528
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,980,022,903	$ 262,881,269	$ 3,716,655,429	$ 486,205
Other Financial Instruments*	$ (28,806,036)	$ (17,899,696)	$ (10,906,340)	$ -
* Other financial instruments include Futures Contracts and Forward Foreign Currency Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 401,814
Total Realized Gain (Loss)	(838,423)
Total Unrealized Gain (Loss)	(6,416,931)
Cost of Purchases	5,718,919
Proceeds of Sales	(314,805)
Amortization/Accretion	-
Transfer in/out of Level 3	1,935,631
Ending Balance	$ 486,205

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $119,933,607 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $143,385,311 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009

Assets
Investment in securities, at value (including securities loaned of $113,514,513) - See accompanying schedule: Unaffiliated issuers (cost $6,773,645,570)	$ 3,722,235,739
Fidelity Central Funds (cost $257,787,164)	257,787,164
Total Investments (cost $7,031,432,734)		$ 3,980,022,903
Foreign currency held at value (cost $3,617,516)		3,577,295
Receivable for investments sold		6,720,111
Unrealized appreciation on foreign currency contracts		72,880
Receivable for fund shares sold		13,492,690
Dividends receivable		13,366,447
Distributions receivable from Fidelity Central Funds		300,017
Receivable from investment adviser for expense reductions		335,262
Other receivables		77,592
Total assets		4,017,965,197

Liabilities
Payable for investments purchased	$ 19,030,502
Unrealized depreciation on foreign currency contracts	10,979,220
Payable for closed foreign currency contracts	4,159,199
Payable for fund shares redeemed	6,524,516
Accrued management fee	591,944
Payable for daily variation on futures contracts	1,072,033
Other affiliated payables	72,938
Collateral on securities loaned, at value	121,892,401
Total liabilities		164,322,753

Net Assets		$ 3,853,642,444
Net Assets consist of:
Paid in capital		$ 7,196,058,127
Undistributed net investment income		23,365,770
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(285,014,811)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,080,766,642)
Net Assets		$ 3,853,642,444
Investor Class: Net Asset Value, offering price and redemption price per share ($2,697,775,882 ÷ 129,413,814 shares)		$ 20.85
Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($1,155,866,562 ÷ 55,444,720 shares)		$ 20.85

Statement of Operations

	Year ended February 28, 2009

Investment Income
Dividends		$ 230,591,588
Interest		548,325
Income from Fidelity Central Funds (including $3,309,215 from security lending)		7,190,528
		238,330,441
Less foreign taxes withheld		(19,365,013)
Total income		218,965,428

Expenses
Management fee	$ 9,638,905
Transfer agent fees	1,183,210
Independent trustees' compensation	29,777
Interest	4,057
Miscellaneous	18,994
Total expenses before reductions	10,874,943
Expense reductions	(5,731,733)	5,143,210
Net investment income (loss)		213,822,218
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(132,102,266)
Foreign currency transactions	(11,745,871)
Futures contracts	(119,864,841)
Total net realized gain (loss)		(263,712,978)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,519,621,851)
Assets and liabilities in foreign currencies	(19,185,108)
Futures contracts	(2,034,323)
Total change in net unrealized appreciation (depreciation)		(3,540,841,282)
Net gain (loss)		(3,804,554,260)
Net increase (decrease) in net assets resulting from operations		$ (3,590,732,042)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2009	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 213,822,218	$ 182,748,233
Net realized gain (loss)	(263,712,978)	44,862,991
Change in net unrealized appreciation (depreciation)	(3,540,841,282)	(373,268,980)
Net increase (decrease) in net assets resulting from operations	(3,590,732,042)	(145,657,756)
Distributions to shareholders from net investment income	(160,252,613)	(164,851,937)
Distributions to shareholders from net realized gain	-	(50,691,543)
Total distributions	(160,252,613)	(215,543,480)
Share transactions - net increase (decrease)	1,108,861,056	2,082,070,992
Redemption fees	918,100	1,145,389
Total increase (decrease) in net assets	(2,641,205,499)	1,722,015,145

Net Assets
Beginning of period	6,494,847,943	4,772,832,798
End of period (including undistributed net investment income of $23,365,770 and undistributed net investment income of $27,525,277, respectively)	$ 3,853,642,444	$ 6,494,847,943

Financial Highlights - Investor Class

Years ended February 28,

2009

2008 F

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 43.23	$ 44.73	$ 37.60	$ 32.69	$ 28.41
Income from Investment Operations
Net investment income (loss) B	1.30	1.39	1.03	.85	.64
Net realized and unrealized gain (loss)	(22.75)	(1.35)	7.00	4.72	4.25
Total from investment operations	(21.45)	.04	8.03	5.57	4.89
Distributions from net investment income	(.94)	(1.19)	(.83)	(.60)	(.55)
Distributions from net realized gain	-	(.36)	(.08)	(.07)	(.07)
Total distributions	(.94)	(1.55)	(.91)	(.67)	(.62)
Redemption fees added to paid in capital B	.01	.01	.01	.01	.01
Net asset value, end of period	$ 20.85	$ 43.23	$ 44.73	$ 37.60	$ 32.69
Total Return A	(50.03)%	(.15)%	21.48%	17.23%	17.41%
Ratios to Average Net Assets C, E
Expenses before reductions	.20%	.20%	.20%	.20%	.58%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.25%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.25%
Net investment income (loss)	3.75%	2.95%	2.48%	2.54%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,697,776	$ 4,515,417	$ 3,398,352	$ 1,440,236	$ 1,180,981
Portfolio turnover rate D	4%	4%	2%	2%	6%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Calculated based on average shares outstanding during the period. C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. D Amount does not include the portfolio activity of any underlying Fidelity Central Funds. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,

2009

2008 I

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 43.23	$ 44.73	$ 37.61	$ 33.92
Income from Investment Operations
Net investment income (loss) D	1.31	1.41	1.04	.18
Net realized and unrealized gain (loss)	(22.75)	(1.36)	6.99	4.03
Total from investment operations	(21.44)	.05	8.03	4.21
Distributions from net investment income	(.95)	(1.20)	(.84)	(.52)
Distributions from net realized gain	-	(.36)	(.08)	-
Total distributions	(.95)	(1.56)	(.92)	(.52)
Redemption fees added to paid in capital D	.01	.01	.01	- J
Net asset value, end of period	$ 20.85	$ 43.23	$ 44.73	$ 37.61
Total Return B, C	(50.02)%	(.12)%	21.49%	12.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.17%	.17%	.17%	.17% A
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07% A
Expenses net of all reductions	.07%	.07%	.07%	.07% A
Net investment income (loss)	3.78%	2.97%	2.51%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,155,867	$ 1,979,431	$ 1,374,481	$ 595,342
Portfolio turnover rate F	4%	4%	2%	2%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2009

1. Organization.

Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for each Fund's investments,as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Spartan Total Market Index, independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Spartan Total Market Index	$ 9,530,178,956	$ 378,514,515	$ (3,889,110,008)	$ (3,510,595,493)
Spartan Extended Market Index	3,703,379,563	156,233,359	(1,546,033,062)	(1,389,799,703)
Spartan International Index	7,071,654,861	125,188,446	(3,216,820,404)	(3,091,631,958)
	Undistributed Ordinary Income	Capital Loss Carryforward
Spartan Total Market Index	$ 27,592,542	$ (160,154,968)
Spartan Extended Market Index	407,300	-
Spartan International Index	12,535,200	(119,933,607)

The tax character of distributions paid was as follows:

February 28, 2009	Ordinary Income	Long-term Capital Gains	Total
Spartan Total Market Index	$ 162,463,867	$ -	$ 162,463,867
Spartan Extended Market Index	41,330,653	69,978,302	111,308,955
Spartan International Index	160,252,613	-	160,252,613
February 29, 2008	Ordinary Income	Long-term Capital Gains	Total
Spartan Total Market Index	$ 135,573,997	$ 42,531,465	$ 178,105,462
Spartan Extended Market Index	48,189,966	141,783,205	189,973,171
Spartan International Index	181,749,118	33,794,362	215,543,480

Short-Term Trading (Redemption) Fees. Shares held in the Funds less than 90 days are subject to a redemption fee equal to .50%, .75% and 1.00% of the amount invested in Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Funds invest in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Forward Foreign Currency Contracts. Spartan International Index generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the Fund's currency exposure. Contracts to sell generally are used to hedge the Fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the Schedule of Investments under the caption "Forward Foreign Currency Contracts."

Annual Report

4. Operating Policies - continued

Futures Contracts. The Funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in each applicable fund's Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Swap Agreements. Certain Funds entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Funds' accompanying Statements of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Funds' Statements of Asset and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Funds' Schedules of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Funds' Schedules of Investments. The Funds could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Certain Funds entered into total return swap agreements to manage their overall market risk. Total return swaps are agreements to exchange a market-linked return for the return based on either a fixed or floating interest rate applied to a notional principal amount. To the extent the total return of an index exceeds the offsetting interest obligation the Funds will receive a payment from the counterparty. To the extent it is less, the Funds will make a payment to the counterparty.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Total Market Index	1,915,614,904	231,957,807
Spartan Extended Market Index	742,400,027	416,869,339
Spartan International Index	1,319,705,297	220,895,178

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .07%, .07% and .17% of average net assets for Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index funds, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

In addition, under the expense contract, FMR pays class-level expenses so that the total expenses do not exceed certain amounts of each class' average net assets with certain exceptions, as noted in the following table:

	Investor Class	Advantage Class
Spartan Total Market Index	.10%	.07%
Spartan Extended Market Index	.10%	.07%
Spartan International Index	.20%	.17%

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is each Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives asset-based fees of .06% and .03% of average net assets for each Fund's Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, each Investor Class pays transfer agent fees at an annual rate of .03%, and each Fidelity Advantage Class pays no transfer agent fees. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan International Index	Borrower	$ 35,467,000	4.12%	$ 4,057

7. Committed Line of Credit.

The Funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Spartan Total Market Index	$ 26,164
Spartan Extended Market Index	9,386
Spartan International Index	18,994

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse Spartan International Index to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Spartan International Index
Investor Class	.10%	$ 3,947,473
Fidelity Advantage Class	.07%	1,729,517

Annual Report

9. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

	Transfer agent expense reduction	Management fee reduction
Spartan Total Market Index	$ 28,041	$ 8,572
Spartan Extended Market Index	31,742	15,161
Spartan International Index	53,725	1,018

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2009	2008 A
Spartan Total Market Index
From net investment income
Investor Class	$ 95,224,528	$ 74,344,257
Fidelity Advantage Class	66,122,479	55,153,816
Total	$ 161,347,007	$ 129,498,073
From net realized gain
Investor Class	$ 627,507	$ 27,956,239
Fidelity Advantage Class	489,353	20,651,150
Total	$ 1,116,860	$ 48,607,389
Spartan Extended Market Index
From net investment income
Investor Class	$ 30,252,009	$ 26,252,571
Fidelity Advantage Class	11,078,644	12,214,831
Total	$ 41,330,653	$ 38,467,402
From net realized gain
Investor Class	$ 50,414,930	$ 104,286,345
Fidelity Advantage Class	19,563,372	47,219,424
Total	$ 69,978,302	$ 151,505,769
Spartan International Index
From net investment income
Investor Class	$ 110,067,772	115,354,710
Fidelity Advantage Class	50,184,841	49,497,227
Total	$ 160,252,613	$ 164,851,937
From net realized gain
Investor Class	$ -	$ 35,526,435
Fidelity Advantage Class	-	15,165,108
Total	$ -	$ 50,691,543

A For the year ended February 29.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2009	2008A	2009	2008 A
Spartan Total Market Index
Investor Class
Shares sold	77,246,900	54,918,745	$ 2,330,400,467	$ 2,251,193,543
Reinvestment of distributions	3,621,080	2,421,414	93,361,117	100,018,962
Shares redeemed	(38,147,524)	(36,440,879)	(1,146,953,116)	(1,494,976,909)
Net increase (decrease)	42,720,456	20,899,280	$ 1,276,808,468	$ 856,235,596

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended February 28,	2009	2008A	2009	2008 A
Fidelity Advantage Class
Shares sold	46,654,210	39,372,453	$ 1,371,692,469	$ 1,619,535,263
Reinvestment of distributions	2,216,144	1,635,804	57,618,720	67,573,297
Shares redeemed	(34,557,054)	(13,045,066)	(1,040,722,999)	(533,559,548)
Net increase (decrease)	14,313,300	27,963,191	$ 388,588,190	$ 1,153,549,012
Spartan Extended Market Index
Investor Class
Shares sold	30,888,996	23,156,773	$ 878,781,997	$ 914,917,592
Reinvestment of distributions	3,058,239	3,241,268	78,651,083	127,207,673
Shares redeemed	(18,196,441)	(17,433,868)	(516,874,345)	(689,478,963)
Net increase (decrease)	15,750,794	8,964,173	$ 440,558,735	$ 352,646,302
Fidelity Advantage Class
Shares sold	8,340,823	6,826,368	$ 239,234,605	$ 272,420,651
Reinvestment of distributions	1,005,751	1,376,973	26,438,396	54,041,693
Shares redeemed	(10,136,898)	(5,887,288)	(280,167,674)	(229,088,656)
Net increase (decrease)	(790,324)	2,316,053	$ (14,494,673)	$ 97,373,688
Spartan International Index
Investor Class
Shares sold	62,085,236	57,660,581	$ 2,022,604,934	$ 2,734,029,800
Reinvestment of distributions	3,990,092	3,101,142	104,200,565	145,169,044
Shares redeemed	(41,113,411)	(32,287,251)	(1,318,847,742)	(1,520,129,888)
Net increase (decrease)	24,961,917	28,474,472	$ 807,957,757	$ 1,359,068,956
Fidelity Advantage Class
Shares sold	27,453,913	22,940,788	$ 864,498,493	$ 1,089,714,624
Reinvestment of distributions	1,591,579	1,199,605	41,612,735	56,153,298
Shares redeemed	(19,387,040)	(9,081,944)	(605,207,929)	(422,865,886)
Net increase (decrease)	9,658,452	15,058,449	$ 300,903,299	$ 723,002,036

A For the year ended February 29.

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (funds of Fidelity Concord Street Trust) at February 28, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Concord Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 22, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 381 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1987

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003), Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003), as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-
present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-
2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-
2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Annual Report

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-
present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-
present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of Fidelity Distributors Corporation (FDC) (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2009, or, if subsequently determined to be different, the net capital gain of such year.

Spartan Extended Market Index Fund	$33,851,439

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Spartan Total Market Index Fund	.64%
Spartan Extended Market Index Fund	.73%
Spartan International Index Fund	.36%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	April 2008	December 2008
Spartan Total Market Index Fund
Investor Class	97%	89%
Fidelity Advantage Class	94%	88%
Spartan Extended Market Index Fund
Investor Class	43%	58%
Fidelity Advantage Class	41%	57%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2008	December 2008
Spartan Total Market Index Fund
Investor Class	96%	92%
Fidelity Advantage Class	93%	91%
Spartan Extended Market Index Fund
Investor Class	50%	65%
Fidelity Advantage Class	48%	64%
Spartan International Index Fund
Investor Class	100%	100%
Fidelity Advantage Class	100%	100%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Spartan International Index Fund
Investor Class	04/14/08	$.058	$.0083
Investor Class	12/22/08	$.572	$.0952
Fidelity Advantage Class	04/14/08	$.062	$.0083
Fidelity Advantage Class	12/22/08	$.575	$.0952

The funds will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	14,639,250,059.96	94.925
Withheld	782,652,262.86	5.075
TOTAL	15,421,902,322.82	100.000
Dennis J. Dirks
Affirmative	14,706,474,282.25	95.361
Withheld	715,428,040.57	4.639
TOTAL	15,421,902,322.82	100.000
Edward C. Johnson 3d
Affirmative	14,532,603,911.88	94.234
Withheld	889,298,410.94	5.766
TOTAL	15,421,902,322.82	100.000
Alan J. Lacy
Affirmative	14,691,645,723.85	95.265
Withheld	730,256,598.97	4.735
TOTAL	15,421,902,322.82	100.000
Ned C. Lautenbach
Affirmative	14,682,532,183.36	95.206
Withheld	739,370,139.46	4.794
TOTAL	15,421,902,322.82	100.000
Joseph Mauriello
Affirmative	14,695,930,490.11	95.293
Withheld	725,971,832.71	4.707
TOTAL	15,421,902,322.82	100.000
Cornelia M. Small
Affirmative	14,692,895,746.16	95.273
Withheld	729,006,576.66	4.727
TOTAL	15,421,902,322.82	100.000
William S. Stavropoulos
Affirmative	14,653,362,752.74	95.017
Withheld	768,539,570.08	4.983
TOTAL	15,421,902,322.82	100.000
David M. Thomas
Affirmative	14,699,443,427.53	95.315
Withheld	722,458,895.29	4.685
TOTAL	15,421,902,322.82	100.000
Michael E. Wiley
Affirmative	14,696,110,450.22	95.294
Withheld	725,791,872.60	4.706
TOTAL	15,421,902,322.82	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SIF-UANNPRO-0409
1.790918.105

Spartan®
U.S. Equity Index
Fund -
Investor Class
Fidelity Advantage Class

Annual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-221-5207
Other Investors 1-800-544-6666

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $100,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2009	Past 1 year	Past 5 years	Past 10 years
Investor Class	-43.35%	-6.70%	-3.54%
Fidelity Advantage Class A	-43.31%	-6.67%	-3.52%

A The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class.

$100,000 Over 10 Years

Let's say hypothetically that $100,000 was invested in Spartan® US Equity Index Fund - Investor Class on February 28, 1999. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. equity markets took it squarely on the chin during the 12 months ending February 28, 2009, battered by global recessionary fears, drum-tight credit markets and the rapid flight of capital away from risk and toward the investment sidelines. Stocks had performed reasonably well up until late last summer, in spite of high energy costs and slowing global economic growth. But beginning in September 2008, a succession of large financial institutions either collapsed, or came close to failing, as they struggled under the weight of toxic, asset-backed securities, which sent the equity markets into a turbulent downward spiral. Even as the federal government began a series of aggressive interventions to rescue the troubled financial services industry and to shore up deteriorating economic conditions, investors remained skittish and the equity markets' sell-off continued. The Standard & Poor's 500SM Index fell 43.32% for the year overall and lost more than 17% in value during the December-February time frame alone. All 10 of the S&P 500®'s market sectors landed deep in negative territory for the 12-month span. Meanwhile, the blue-chip Dow Jones Industrial AverageSM fell by a comparable 40.58% mark, and the small-cap-oriented Russell 2000® Index declined 42.38%. Elsewhere, the technology-heavy NASDAQ Composite® Index dropped 38.77%.

Comments from Jeffrey Adams, who oversees the Spartan® U.S. Equity Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC: For the year, the fund's Investor Class and Fidelity Advantage Class shares returned -43.35% and -43.31%, respectively, in line with the S&P 500. By far the worst-performing group was financials. Bank of America, insurance company American International Group (AIG) and diversified financial stock Citigroup lost 89%, 99% and 93% of their value, respectively, as investors worried about the companies' exposure to bad debts and, in the case of AIG and Citigroup, the impact of the federal government's decision to take a significant ownership stake. Industrials stocks also lagged, led by conglomerate General Electric, which - primarily through its GE Finance unit - struggled with its own financial concerns. Even the best-performing sectors - including consumer staples and telecommunication services - lost significant ground. Many of the top individual performers were companies that agreed to be acquired for large premiums. For example, beverage maker Anheuser-Busch was purchased by Belgium's InBev; candy manufacturer Wm. Wrigley Jr. Co. was bought by its privately held rival Mars; and technology services company Electronic Data Systems was acquired by Hewlett-Packard.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Investor Class	.10%
Actual		$ 1,000.00	$ 581.60	$ .39
Hypothetical A		$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 581.90	$ .27
Hypothetical A		$ 1,000.00	$ 1,024.45	$ .35

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.3	3.7
Procter & Gamble Co.	2.2	1.9
AT&T, Inc.	2.2	1.7
Johnson & Johnson	2.1	1.7
International Business Machines Corp.	1.9	1.5
Microsoft Corp.	1.9	1.9
Chevron Corp.	1.9	1.6
Wal-Mart Stores, Inc.	1.7	1.2
General Electric Co.	1.4	2.5
Cisco Systems, Inc.	1.3	1.2
	21.9
Market Sectors as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.1	16.2
Health Care	15.3	12.5
Energy	13.6	13.6
Consumer Staples	13.1	11.2
Financials	9.6	14.8
Industrials	9.6	11.3
Consumer Discretionary	8.2	8.3
Utilities	4.4	3.6
Telecommunication Services	4.0	3.1
Materials	3.1	3.6

Annual Report

Investments February 28, 2009

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.1%
Johnson Controls, Inc.	1,367,889	$ 15,567
The Goodyear Tire & Rubber Co. (a)	555,482	2,466
		18,033
Automobiles - 0.1%
Ford Motor Co. (a)(d)	5,499,507	10,999
General Motors Corp. (d)	1,405,379	3,162
Harley-Davidson, Inc. (d)	535,998	5,414
		19,575
Distributors - 0.1%
Genuine Parts Co.	367,045	10,329
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	245,276	17,783
H&R Block, Inc.	780,301	14,904
		32,687
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit (d)	1,006,053	19,678
Darden Restaurants, Inc.	319,363	8,668
International Game Technology	678,445	5,984
Marriott International, Inc. Class A (d)	675,097	9,559
McDonald's Corp.	2,565,851	134,066
Starbucks Corp. (a)	1,693,232	15,493
Starwood Hotels & Resorts Worldwide, Inc.	421,354	4,883
Wyndham Worldwide Corp.	408,226	1,506
Wynn Resorts Ltd. (a)(d)	141,830	2,971
Yum! Brands, Inc.	1,064,879	27,985
		230,793
Household Durables - 0.3%
Black & Decker Corp.	138,343	3,275
Centex Corp. (d)	286,191	1,777
D.R. Horton, Inc.	634,229	5,359
Fortune Brands, Inc.	345,107	8,196
Harman International Industries, Inc.	134,783	1,431
KB Home (d)	173,315	1,543
Leggett & Platt, Inc.	359,593	4,110
Lennar Corp. Class A (d)	325,277	2,173
Newell Rubbermaid, Inc.	638,157	3,606
Pulte Homes, Inc. (d)	491,996	4,517
Snap-On, Inc.	132,232	3,119
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	181,400	$ 4,854
Whirlpool Corp.	169,217	3,762
		47,722
Internet & Catalog Retail - 0.4%
Amazon.com, Inc.	740,425	47,972
Expedia, Inc. (a)	482,229	3,843
		51,815
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. (d)	618,034	1,972
Hasbro, Inc.	285,209	6,528
Mattel, Inc.	825,161	9,770
		18,270
Media - 2.4%
CBS Corp. Class B	1,565,287	6,684
Comcast Corp. Class A	6,629,682	86,584
Gannett Co., Inc. (d)	525,156	1,702
Interpublic Group of Companies, Inc. (a)(d)	1,097,067	4,180
McGraw-Hill Companies, Inc.	724,027	14,285
Meredith Corp.	83,194	1,069
News Corp. Class A	5,294,787	29,439
Omnicom Group, Inc.	715,507	17,194
Scripps Networks Interactive, Inc. Class A	207,338	4,128
The DIRECTV Group, Inc. (a)(d)	1,257,316	25,071
The New York Times Co. Class A (d)	268,134	1,107
The Walt Disney Co.	4,261,341	71,463
Time Warner, Inc.	8,258,870	63,015
Viacom, Inc. Class B (non-vtg.) (a)	1,412,429	21,737
Washington Post Co. Class B	13,799	4,974
		352,632
Multiline Retail - 0.7%
Big Lots, Inc. (a)	189,047	2,932
Family Dollar Stores, Inc.	321,657	8,826
JCPenney Co., Inc.	511,502	7,841
Kohl's Corp. (a)(d)	701,506	24,651
Macy's, Inc.	968,198	7,620
Nordstrom, Inc. (d)	366,932	4,943
Sears Holdings Corp. (a)(d)	128,097	4,709
Target Corp.	1,733,012	49,062
		110,584
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A	200,369	$ 4,406
AutoNation, Inc. (a)(d)	248,355	2,479
AutoZone, Inc. (a)(d)	88,088	12,529
Bed Bath & Beyond, Inc. (a)(d)	597,864	12,735
Best Buy Co., Inc.	777,627	22,411
Gamestop Corp. Class A (a)	377,040	10,150
Gap, Inc.	1,073,445	11,582
Home Depot, Inc.	3,903,200	81,538
Limited Brands, Inc.	622,925	4,790
Lowe's Companies, Inc.	3,374,218	53,448
Office Depot, Inc. (a)	632,829	664
RadioShack Corp.	287,934	2,111
Sherwin-Williams Co.	226,066	10,388
Staples, Inc.	1,642,324	26,195
Tiffany & Co., Inc.	283,416	5,396
TJX Companies, Inc.	958,480	21,345
		282,167
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	752,626	10,522
Jones Apparel Group, Inc.	192,059	517
NIKE, Inc. Class B	903,203	37,510
Polo Ralph Lauren Corp. Class A	129,520	4,465
VF Corp.	202,731	10,522
		63,536
TOTAL CONSUMER DISCRETIONARY		1,238,143
CONSUMER STAPLES - 13.1%
Beverages - 2.7%
Brown-Forman Corp. Class B (non-vtg.)	225,786	9,704
Coca-Cola Enterprises, Inc.	730,142	8,382
Constellation Brands, Inc. Class A (sub. vtg.) (a)	448,137	5,848
Dr Pepper Snapple Group, Inc. (a)	584,024	8,206
Molson Coors Brewing Co. Class B	342,643	12,071
Pepsi Bottling Group, Inc.	311,103	5,755
PepsiCo, Inc.	3,575,519	172,125
The Coca-Cola Co.	4,580,492	187,113
		409,204
Food & Staples Retailing - 3.5%
Costco Wholesale Corp.	993,782	42,077
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Caremark Corp.	3,306,412	$ 85,107
Kroger Co.	1,502,102	31,048
Safeway, Inc.	986,932	18,258
SUPERVALU, Inc.	487,486	7,610
Sysco Corp.	1,379,311	29,655
Wal-Mart Stores, Inc.	5,147,276	253,452
Walgreen Co.	2,278,862	54,374
Whole Foods Market, Inc. (d)	323,030	3,925
		525,506
Food Products - 1.9%
Archer Daniels Midland Co.	1,476,768	39,371
Campbell Soup Co.	473,646	12,680
ConAgra Foods, Inc.	1,029,253	15,521
Dean Foods Co. (a)	354,412	7,248
General Mills, Inc.	769,235	40,369
H.J. Heinz Co.	723,888	23,649
Hershey Co.	381,823	12,864
Kellogg Co.	579,964	22,572
Kraft Foods, Inc. Class A	3,382,154	77,045
McCormick & Co., Inc. (non-vtg.)	299,269	9,382
Sara Lee Corp.	1,627,428	12,547
The J.M. Smucker Co.	272,648	10,121
Tyson Foods, Inc. Class A	695,488	5,863
		289,232
Household Products - 3.1%
Clorox Co.	319,337	15,520
Colgate-Palmolive Co.	1,161,931	69,925
Kimberly-Clark Corp.	952,538	44,874
Procter & Gamble Co.	6,873,543	331,099
		461,418
Personal Products - 0.1%
Avon Products, Inc.	981,399	17,263
Estee Lauder Companies, Inc. Class A (d)	266,726	6,041
		23,304
Tobacco - 1.8%
Altria Group, Inc.	4,743,350	73,237
Lorillard, Inc.	386,925	22,612
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	4,657,329	$ 155,881
Reynolds American, Inc.	389,163	13,068
		264,798
TOTAL CONSUMER STAPLES		1,973,462
ENERGY - 13.6%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	707,984	20,751
BJ Services Co.	672,069	6,499
Cameron International Corp. (a)	505,362	9,743
Diamond Offshore Drilling, Inc.	160,000	10,022
ENSCO International, Inc.	326,496	8,025
Halliburton Co.	2,057,559	33,559
Nabors Industries Ltd. (a)	655,133	6,361
National Oilwell Varco, Inc. (a)	960,743	25,681
Noble Corp.	607,622	14,941
Rowan Companies, Inc.	260,153	3,150
Schlumberger Ltd. (NY Shares)	2,753,759	104,808
Smith International, Inc.	503,839	10,822
		254,362
Oil, Gas & Consumable Fuels - 11.9%
Anadarko Petroleum Corp.	1,056,780	36,934
Apache Corp.	770,460	45,526
Cabot Oil & Gas Corp.	237,934	4,847
Chesapeake Energy Corp.	1,245,130	19,474
Chevron Corp.	4,677,490	283,970
ConocoPhillips	3,432,089	128,189
CONSOL Energy, Inc.	417,135	11,367
Devon Energy Corp.	1,017,089	44,416
El Paso Corp.	1,614,271	10,896
EOG Resources, Inc.	574,574	28,752
Exxon Mobil Corp.	11,710,233	795,116
Hess Corp.	653,071	35,716
Marathon Oil Corp.	1,624,342	37,798
Massey Energy Co.	195,995	2,264
Murphy Oil Corp.	438,526	18,335
Noble Energy, Inc.	397,685	18,111
Occidental Petroleum Corp.	1,864,458	96,709
Peabody Energy Corp.	613,830	14,529
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co. (d)	270,939	$ 3,953
Range Resources Corp.	357,606	12,720
Southwestern Energy Co. (a)	790,390	22,740
Spectra Energy Corp.	1,406,726	18,287
Sunoco, Inc.	269,034	8,999
Tesoro Corp.	318,749	4,705
Valero Energy Corp.	1,187,947	23,022
Williams Companies, Inc.	1,332,194	15,054
XTO Energy, Inc.	1,327,923	42,042
		1,784,471
TOTAL ENERGY		2,038,833
FINANCIALS - 9.6%
Capital Markets - 2.2%
American Capital Ltd. (d)	475,977	643
Ameriprise Financial, Inc.	498,641	7,948
Bank of New York Mellon Corp.	2,641,873	58,570
Charles Schwab Corp.	2,154,148	27,379
E*TRADE Financial Corp. (a)(d)	1,295,536	1,036
Federated Investors, Inc. Class B (non-vtg.)	203,917	3,846
Franklin Resources, Inc.	348,220	15,948
Goldman Sachs Group, Inc.	1,017,993	92,719
Invesco Ltd.	886,253	10,130
Janus Capital Group, Inc. (d)	363,404	1,603
Legg Mason, Inc.	326,735	4,192
Morgan Stanley	2,444,844	47,772
Northern Trust Corp.	513,458	28,523
State Street Corp.	994,422	25,129
T. Rowe Price Group, Inc.	594,866	13,527
		338,965
Commercial Banks - 1.8%
BB&T Corp. (d)	1,271,908	20,516
Comerica, Inc.	346,441	5,200
Fifth Third Bancorp (d)	1,329,461	2,805
First Horizon National Corp.	472,622	4,334
Huntington Bancshares, Inc. (d)	842,703	1,230
KeyCorp	1,139,583	7,988
M&T Bank Corp. (d)	177,726	6,505
Marshall & Ilsley Corp.	599,246	2,745
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
PNC Financial Services Group, Inc.	985,218	$ 26,936
Regions Financial Corp.	1,592,985	5,448
SunTrust Banks, Inc.	815,214	9,807
U.S. Bancorp, Delaware (d)	4,039,304	57,802
Wells Fargo & Co. (d)	9,715,037	117,552
Zions Bancorp	265,541	2,488
		271,356
Consumer Finance - 0.3%
American Express Co.	2,670,246	32,203
Capital One Financial Corp.	901,657	10,865
Discover Financial Services (d)	1,104,839	6,331
SLM Corp. (a)	1,075,759	4,948
		54,347
Diversified Financial Services - 2.3%
Bank of America Corp.	14,719,452	58,142
CIT Group, Inc. (d)	894,732	2,192
Citigroup, Inc. (d)	12,545,664	18,818
CME Group, Inc.	154,210	28,128
IntercontinentalExchange, Inc. (a)	166,317	9,442
JPMorgan Chase & Co.	8,592,452	196,338
Leucadia National Corp. (a)(d)	407,467	5,961
Moody's Corp. (d)	447,166	8,027
NYSE Euronext	610,069	10,298
The NASDAQ Stock Market, Inc. (a)(d)	313,401	6,550
		343,896
Insurance - 2.0%
AFLAC, Inc.	1,073,083	17,985
Allstate Corp.	1,233,865	20,766
American International Group, Inc.	6,190,100	2,600
Aon Corp.	621,078	23,750
Assurant, Inc.	270,771	5,524
Cincinnati Financial Corp.	373,830	7,678
Genworth Financial, Inc. Class A (non-vtg.)	997,140	1,207
Hartford Financial Services Group, Inc.	748,722	4,567
Lincoln National Corp.	589,079	5,060
Loews Corp.	833,276	16,541
Marsh & McLennan Companies, Inc.	1,183,487	21,220
MBIA, Inc. (a)(d)	433,711	1,188
MetLife, Inc.	1,826,966	33,726
Principal Financial Group, Inc. (d)	597,040	4,770
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Progressive Corp. (d)	1,555,402	$ 17,996
Prudential Financial, Inc.	976,111	16,018
The Chubb Corp.	818,881	31,969
The Travelers Companies, Inc.	1,345,660	48,646
Torchmark Corp.	195,760	4,033
Unum Group	762,285	7,760
XL Capital Ltd. Class A	761,523	2,521
		295,525
Real Estate Investment Trusts - 0.8%
Apartment Investment & Management Co. Class A	269,008	1,404
AvalonBay Communities, Inc. (d)	177,523	7,531
Boston Properties, Inc.	278,111	10,315
Developers Diversified Realty Corp. (d)	276,902	817
Equity Residential (SBI)	626,238	11,022
HCP, Inc. (d)	581,646	10,627
Health Care REIT, Inc. (d)	250,829	7,718
Host Hotels & Resorts, Inc.	1,202,987	4,451
Kimco Realty Corp. (d)	527,200	4,666
Plum Creek Timber Co., Inc. (d)	383,977	10,072
ProLogis Trust (d)	611,585	3,541
Public Storage	288,586	16,011
Simon Property Group, Inc.	519,848	17,207
Vornado Realty Trust (d)	316,257	10,351
		115,733
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)(d)	513,374	1,484
Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	1,199,988	12,444
People's United Financial, Inc.	800,638	13,939
		26,383
TOTAL FINANCIALS		1,447,689
HEALTH CARE - 15.3%
Biotechnology - 2.3%
Amgen, Inc. (a)	2,439,177	119,349
Biogen Idec, Inc. (a)	671,661	30,923
Celgene Corp. (a)	1,054,820	47,182
Cephalon, Inc. (a)(d)	157,572	10,335
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Genzyme Corp. (a)	622,778	$ 37,946
Gilead Sciences, Inc. (a)(d)	2,117,782	94,877
		340,612
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	1,427,729	72,686
Becton, Dickinson & Co.	559,687	34,639
Boston Scientific Corp. (a)	3,456,734	24,266
C.R. Bard, Inc.	228,374	18,329
Covidien Ltd.	1,159,311	36,715
DENTSPLY International, Inc.	342,909	7,928
Hospira, Inc. (a)	367,417	8,524
Intuitive Surgical, Inc. (a)(d)	90,048	8,191
Medtronic, Inc.	2,574,322	76,174
St. Jude Medical, Inc. (a)	792,357	26,275
Stryker Corp.	557,676	18,777
Varian Medical Systems, Inc. (a)(d)	286,036	8,727
Zimmer Holdings, Inc. (a)	516,995	18,105
		359,336
Health Care Providers & Services - 2.2%
Aetna, Inc.	1,061,524	25,339
AmerisourceBergen Corp.	359,639	11,422
Cardinal Health, Inc.	827,882	26,865
CIGNA Corp.	632,763	9,972
Coventry Health Care, Inc. (a)	342,965	3,951
DaVita, Inc. (a)	238,964	11,212
Express Scripts, Inc. (a)	569,687	28,655
Humana, Inc. (a)	388,401	9,193
Laboratory Corp. of America Holdings (a)(d)	248,631	13,677
McKesson Corp.	635,189	26,055
Medco Health Solutions, Inc. (a)(d)	1,146,519	46,526
Patterson Companies, Inc. (a)	209,909	3,793
Quest Diagnostics, Inc.	364,758	16,717
Tenet Healthcare Corp. (a)	955,713	1,061
UnitedHealth Group, Inc.	2,780,561	54,638
WellPoint, Inc. (a)	1,171,886	39,750
		328,826
Health Care Technology - 0.0%
IMS Health, Inc.	418,699	5,242
Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)	397,253	11,580
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Millipore Corp. (a)(d)	127,169	$ 7,002
PerkinElmer, Inc.	271,900	3,502
Thermo Fisher Scientific, Inc. (a)	967,397	35,078
Waters Corp. (a)	226,326	7,971
		65,133
Pharmaceuticals - 8.0%
Abbott Laboratories	3,571,977	169,097
Allergan, Inc.	707,938	27,426
Bristol-Myers Squibb Co.	4,557,366	83,901
Eli Lilly & Co.	2,303,343	67,672
Forest Laboratories, Inc. (a)	693,821	14,876
Johnson & Johnson	6,387,474	319,374
King Pharmaceuticals, Inc. (a)	567,420	4,165
Merck & Co., Inc.	4,867,176	117,786
Mylan, Inc. (a)(d)	701,466	8,719
Pfizer, Inc.	15,523,255	191,091
Schering-Plough Corp.	3,742,358	65,080
Watson Pharmaceuticals, Inc. (a)	240,823	6,808
Wyeth	3,065,284	125,125
		1,201,120
TOTAL HEALTH CARE		2,300,269
INDUSTRIALS - 9.6%
Aerospace & Defense - 2.6%
General Dynamics Corp.	897,488	39,328
Goodrich Corp.	283,393	9,392
Honeywell International, Inc.	1,672,021	44,860
L-3 Communications Holdings, Inc.	274,876	18,595
Lockheed Martin Corp.	766,469	48,372
Northrop Grumman Corp.	752,669	28,120
Precision Castparts Corp.	320,969	17,791
Raytheon Co.	953,244	38,101
Rockwell Collins, Inc.	364,451	11,371
The Boeing Co.	1,687,095	53,042
United Technologies Corp.	2,188,461	89,355
		398,327
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	389,535	16,119
Expeditors International of Washington, Inc.	488,174	13,449
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp.	716,527	$ 30,961
United Parcel Service, Inc. Class B	2,291,065	94,346
		154,875
Airlines - 0.1%
Southwest Airlines Co.	1,702,957	10,030
Building Products - 0.0%
Masco Corp.	828,543	4,267
Commercial Services & Supplies - 0.6%
Avery Dennison Corp.	244,686	4,930
Cintas Corp.	302,496	6,138
Iron Mountain, Inc. (a)(d)	413,206	7,677
Pitney Bowes, Inc.	474,538	9,154
R.R. Donnelley & Sons Co.	471,943	3,676
Republic Services, Inc.	739,090	14,708
Stericycle, Inc. (a)	196,990	9,452
Waste Management, Inc.	1,129,368	30,493
		86,228
Construction & Engineering - 0.2%
Fluor Corp.	417,852	13,894
Jacobs Engineering Group, Inc. (a)	282,855	9,544
		23,438
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	398,995	8,415
Emerson Electric Co.	1,765,896	47,238
Rockwell Automation, Inc.	325,754	6,548
		62,201
Industrial Conglomerates - 2.0%
3M Co.	1,595,287	72,522
General Electric Co.	24,180,135	205,773
Textron, Inc.	555,042	3,136
Tyco International Ltd.	1,088,761	21,830
		303,261
Machinery - 1.5%
Caterpillar, Inc.	1,388,735	34,177
Cummins, Inc.	463,588	9,643
Danaher Corp.	588,630	29,879
Deere & Co.	983,032	27,024
Dover Corp.	428,120	10,677
Eaton Corp.	379,623	13,723
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Flowserve Corp.	130,167	$ 6,570
Illinois Tool Works, Inc.	906,116	25,190
Ingersoll-Rand Co. Ltd. Class A	733,893	10,407
ITT Corp.	418,045	15,614
Manitowoc Co., Inc.	300,086	1,230
PACCAR, Inc.	834,944	20,932
Pall Corp.	271,835	6,462
Parker Hannifin Corp.	370,998	12,380
		223,908
Professional Services - 0.2%
Dun & Bradstreet Corp.	124,116	9,181
Equifax, Inc.	290,779	6,252
Monster Worldwide, Inc. (a)	283,672	1,869
Robert Half International, Inc.	357,163	5,490
		22,792
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	646,230	37,979
CSX Corp.	908,128	22,413
Norfolk Southern Corp. (d)	852,438	27,039
Ryder System, Inc.	128,037	2,927
Union Pacific Corp.	1,165,878	43,744
		134,102
Trading Companies & Distributors - 0.1%
Fastenal Co. (d)	297,489	8,960
W.W. Grainger, Inc.	148,852	9,848
		18,808
TOTAL INDUSTRIALS		1,442,237
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 2.7%
Ciena Corp. (a)(d)	207,920	1,117
Cisco Systems, Inc. (a)	13,479,292	196,393
Corning, Inc.	3,578,296	37,751
Harris Corp.	309,851	11,551
JDS Uniphase Corp. (a)	506,117	1,397
Juniper Networks, Inc. (a)(d)	1,215,423	17,271
Motorola, Inc.	5,217,466	18,365
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	3,811,147	$ 127,407
Tellabs, Inc. (a)	916,309	3,482
		414,734
Computers & Peripherals - 5.0%
Apple, Inc. (a)	2,046,463	182,770
Dell, Inc. (a)	3,983,976	33,983
EMC Corp. (a)	4,698,124	49,330
Hewlett-Packard Co.	5,638,207	163,677
International Business Machines Corp.	3,092,845	284,635
Lexmark International, Inc. Class A (a)(d)	180,489	3,094
NetApp, Inc. (a)	760,084	10,216
QLogic Corp. (a)(d)	279,108	2,573
SanDisk Corp. (a)(d)	520,374	4,637
Sun Microsystems, Inc. (a)(d)	1,700,335	7,958
Teradata Corp. (a)	405,180	6,264
		749,137
Electronic Equipment & Components - 0.3%
Agilent Technologies, Inc. (a)	805,754	11,176
Amphenol Corp. Class A	404,672	10,287
FLIR Systems, Inc. (a)(d)	319,818	6,527
Jabil Circuit, Inc.	484,945	2,008
Molex, Inc.	324,266	3,687
Tyco Electronics Ltd.	1,053,525	9,987
		43,672
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	389,356	7,043
eBay, Inc. (a)	2,469,361	26,842
Google, Inc. Class A (sub. vtg.) (a)	550,704	186,132
VeriSign, Inc. (a)(d)	446,700	8,635
Yahoo!, Inc. (a)	3,194,734	42,266
		270,918
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	224,578	10,472
Automatic Data Processing, Inc.	1,169,213	39,929
Cognizant Technology Solutions Corp. Class A (a)	670,357	12,335
Computer Sciences Corp. (a)	348,736	12,115
Convergys Corp. (a)	281,014	1,813
Fidelity National Information Services, Inc.	437,397	7,654
Fiserv, Inc. (a)	368,695	12,027
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A (d)	166,612	$ 26,330
Paychex, Inc.	739,236	16,308
The Western Union Co.	1,647,359	18,385
Total System Services, Inc.	453,130	5,700
		163,068
Office Electronics - 0.1%
Xerox Corp.	1,992,739	10,322
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)(d)	1,400,829	3,054
Altera Corp.	684,580	10,495
Analog Devices, Inc.	670,370	12,496
Applied Materials, Inc.	3,088,704	28,447
Broadcom Corp. Class A (a)(d)	1,022,466	16,820
Intel Corp.	12,804,563	163,130
KLA-Tencor Corp.	388,738	6,706
Linear Technology Corp. (d)	510,453	11,128
LSI Corp. (a)(d)	1,485,086	4,307
MEMC Electronic Materials, Inc. (a)	516,722	7,756
Microchip Technology, Inc. (d)	418,741	7,860
Micron Technology, Inc. (a)(d)	1,758,287	5,662
National Semiconductor Corp.	449,093	4,895
Novellus Systems, Inc. (a)	224,837	2,867
NVIDIA Corp. (a)	1,236,403	10,237
Teradyne, Inc. (a)	389,727	1,610
Texas Instruments, Inc.	2,984,566	42,829
Xilinx, Inc.	630,566	11,148
		351,447
Software - 3.8%
Adobe Systems, Inc. (a)	1,222,341	20,413
Autodesk, Inc. (a)	520,951	6,611
BMC Software, Inc. (a)	431,667	12,790
CA, Inc.	906,813	15,370
Citrix Systems, Inc. (a)(d)	418,190	8,606
Compuware Corp. (a)	567,467	3,354
Electronic Arts, Inc. (a)	738,716	12,048
Intuit, Inc. (a)	736,828	16,792
McAfee, Inc. (a)	351,401	9,822
Microsoft Corp.	17,611,895	284,432
Novell, Inc. (a)	794,829	2,512
Oracle Corp. (a)	9,018,418	140,146
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Salesforce.com, Inc. (a)(d)	241,541	$ 6,763
Symantec Corp. (a)	1,924,628	26,618
		566,277
TOTAL INFORMATION TECHNOLOGY		2,569,575
MATERIALS - 3.1%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	482,455	22,314
CF Industries Holdings, Inc.	130,900	8,421
Dow Chemical Co.	2,126,679	15,227
E.I. du Pont de Nemours & Co.	2,077,371	38,971
Eastman Chemical Co.	167,008	3,430
Ecolab, Inc.	385,965	12,266
International Flavors & Fragrances, Inc.	181,052	4,763
Monsanto Co.	1,261,434	96,210
PPG Industries, Inc.	378,039	11,742
Praxair, Inc.	709,977	40,291
Rohm & Haas Co.	287,603	14,975
Sigma Aldrich Corp.	288,590	10,303
		278,913
Construction Materials - 0.1%
Vulcan Materials Co. (d)	253,572	10,500
Containers & Packaging - 0.2%
Ball Corp.	217,761	8,774
Bemis Co., Inc.	229,465	4,261
Owens-Illinois, Inc. (a)	384,470	5,929
Pactiv Corp. (a)	302,486	4,788
Sealed Air Corp.	363,450	4,056
		27,808
Metals & Mining - 0.8%
AK Steel Holding Corp.	257,875	1,594
Alcoa, Inc.	1,842,452	11,478
Allegheny Technologies, Inc.	221,681	4,360
Freeport-McMoRan Copper & Gold, Inc. Class B (d)	946,704	28,799
Newmont Mining Corp.	1,114,941	46,415
Nucor Corp.	722,760	24,321
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp.	195,908	$ 1,144
United States Steel Corp.	267,643	5,265
		123,376
Paper & Forest Products - 0.1%
International Paper Co.	984,294	5,601
MeadWestvaco Corp.	393,236	3,673
Weyerhaeuser Co. (d)	486,420	11,752
		21,026
TOTAL MATERIALS		461,623
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	13,566,574	322,477
CenturyTel, Inc. (d)	230,533	6,070
Embarq Corp.	327,213	11,443
Frontier Communications Corp.	716,696	5,160
Qwest Communications International, Inc. (d)	3,372,529	11,433
Verizon Communications, Inc.	6,539,224	186,564
Windstream Corp.	1,011,617	7,547
		550,694
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	913,249	26,594
Sprint Nextel Corp. (a)	6,576,781	21,638
		48,232
TOTAL TELECOMMUNICATION SERVICES		598,926
UTILITIES - 4.4%
Electric Utilities - 2.5%
Allegheny Energy, Inc.	389,188	9,200
American Electric Power Co., Inc.	929,043	26,060
Duke Energy Corp.	2,912,886	39,237
Edison International	750,068	20,417
Entergy Corp.	435,867	29,373
Exelon Corp.	1,514,635	71,521
FirstEnergy Corp.	701,775	29,868
FPL Group, Inc.	940,950	42,653
Pepco Holdings, Inc.	497,746	7,466
Pinnacle West Capital Corp.	232,091	6,095
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	863,307	$ 24,078
Progress Energy, Inc. (d)	638,758	22,625
Southern Co.	1,783,200	54,049
		382,642
Gas Utilities - 0.2%
EQT Corp.	301,247	9,263
Nicor, Inc.	104,036	3,265
Questar Corp.	399,272	11,511
		24,039
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	1,548,767	9,757
Constellation Energy Group, Inc.	458,524	9,060
Dynegy, Inc. Class A (a)	1,164,298	1,514
		20,331
Multi-Utilities - 1.6%
Ameren Corp.	486,796	11,576
CenterPoint Energy, Inc.	792,311	8,177
CMS Energy Corp. (d)	520,765	5,760
Consolidated Edison, Inc.	629,939	22,810
Dominion Resources, Inc.	1,338,334	40,391
DTE Energy Co.	375,307	10,047
Integrys Energy Group, Inc.	175,937	4,231
NiSource, Inc.	631,350	5,524
PG&E Corp.	831,041	31,762
Public Service Enterprise Group, Inc.	1,165,106	31,796
SCANA Corp.	270,545	8,152
Sempra Energy	560,875	23,316
TECO Energy, Inc.	489,859	4,698
Wisconsin Energy Corp.	269,166	10,718
Xcel Energy, Inc.	1,033,777	18,339
		237,297
TOTAL UTILITIES		664,309
TOTAL COMMON STOCKS (Cost $19,096,778)		14,735,066
U.S. Treasury Obligations - 0.5%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.27% to 1.56% 3/26/09 to 10/22/09 (e) (Cost $78,037)	$ 78,150	$ 78,072
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.59% (b)	145,620,685	145,621
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	499,205,782	499,206
TOTAL MONEY MARKET FUNDS (Cost $644,827)		644,827
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $19,819,642)		15,457,965
NET OTHER ASSETS - (2.8)%		(428,211)
NET ASSETS - 100%		$ 15,029,754
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,606 CME S&P 500 Index Contracts	March 2009	$ 294,781	$ (48,426)

The face value of futures purchased as a percentage of net assets - 2.0%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $41,379,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 6,438
Fidelity Securities Lending Cash Central Fund	10,087
Total	$ 16,525
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 15,457,965	$ 15,379,893	$ 78,072	$ -
Other Financial Instruments*	$ (48,426)	$ (48,426)	$ -	$ -
*Other financial instruments include Futures Contracts.
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $672,521,000 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $180,592,000 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2009
Assets
Investment in securities, at value (including securities loaned of $469,947) - See accompanying schedule: Unaffiliated issuers (cost $19,174,815)	$ 14,813,138
Fidelity Central Funds (cost $644,827)	644,827
Total Investments (cost $19,819,642)		$ 15,457,965
Cash		182
Receivable for investments sold		15,233
Receivable for fund shares sold		33,054
Dividends receivable		61,182
Distributions receivable from Fidelity Central Funds		805
Other receivables		604
Total assets		15,569,025

Liabilities
Payable for investments purchased	$ 10,118
Payable for fund shares redeemed	21,357
Accrued management fee	964
Payable for daily variation on futures contracts	7,030
Other affiliated payables	313
Other payables and accrued expenses	283
Collateral on securities loaned, at value	499,206
Total liabilities		539,271

Net Assets		$ 15,029,754
Net Assets consist of:
Paid in capital		$ 20,234,722
Undistributed net investment income		98,061
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(892,926)
Net unrealized appreciation (depreciation) on investments		(4,410,103)
Net Assets		$ 15,029,754

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2009
Investor Class: Net Asset Value, offering price and redemption price per share ($11,362,696 ÷ 435,282 shares)	$ 26.10

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($3,667,058 ÷ 140,470 shares)	$ 26.11

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 28, 2009
Investment Income
Dividends		$ 545,174
Interest		444
Income from Fidelity Central Funds		16,525
Total income		562,143

Expenses
Management fee	$ 15,930
Transfer agent fees	5,145
Independent trustees' compensation	121
Depreciation in deferred trustee compensation account	(3)
Interest	1
Miscellaneous	77
Total expenses before reductions	21,271
Expense reductions	(619)	20,652
Net investment income (loss)		541,491
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(385,874)
Futures contracts	(206,529)
Total net realized gain (loss)		(592,403)
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,390,938)
Futures contracts	(34,772)
Total change in net unrealized appreciation (depreciation)		(11,425,710)
Net gain (loss)		(12,018,113)
Net increase (decrease) in net assets resulting from operations		$ (11,476,622)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2009	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 541,491	$ 551,726
Net realized gain (loss)	(592,403)	153,461
Change in net unrealized appreciation (depreciation)	(11,425,710)	(1,730,350)
Net increase (decrease) in net assets resulting from operations	(11,476,622)	(1,025,163)
Distributions to shareholders from net investment income	(543,362)	(543,854)
Distributions to shareholders from net realized gain	-	(28,042)
Total distributions	(543,362)	(571,896)
Share transactions - net increase (decrease)	644,162	708,899
Total increase (decrease) in net assets	(11,375,822)	(888,160)

Net Assets
Beginning of period	26,405,576	27,293,736
End of period (including undistributed net investment income of $98,061 and $99,068, respectively)	$ 15,029,754	$ 26,405,576

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,

2009

2008 G

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 47.20	$ 49.94	$ 45.45	$ 42.68	$ 40.67
Income from Investment Operations
Net investment income (loss) B	.95	.99	.88	.77	.77 E
Net realized and unrealized gain (loss)	(21.09)	(2.71)	4.47	2.75	1.98
Total from investment operations	(20.14)	(1.72)	5.35	3.52	2.75
Distributions from net investment income	(.96)	(.97)	(.86)	(.75)	(.74)
Distributions from net realized gain	-	(.05)	-	-	-
Total distributions	(.96)	(1.02)	(.86)	(.75)	(.74)
Net asset value, end of period	$ 26.10	$ 47.20	$ 49.94	$ 45.45	$ 42.68
Total Return A	(43.35)%	(3.66)%	11.90%	8.36%	6.85%
Ratios to Average Net Assets C,F
Expenses before reductions	.10%	.10%	.10%	.10%	.40%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.14%
Expenses net of all reductions	.10%	.09%	.09%	.09%	.14%
Net investment income (loss)	2.36%	1.90%	1.87%	1.79%	1.91% E
Supplemental Data
Net assets, end of period (in millions)	$ 11,363	$ 20,102	$ 22,206	$ 20,619	$ 21,133
Portfolio turnover rate D	8%	7%	7%	6%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.61%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,

2009

2008 I

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.20	$ 49.94	$ 45.45	$ 42.01
Income from Investment Operations
Net investment income (loss) D	.96	1.00	.90	.33
Net realized and unrealized gain (loss)	(21.08)	(2.70)	4.46	3.33
Total from investment operations	(20.12)	(1.70)	5.36	3.66
Distributions from net investment income	(.97)	(.99)	(.87)	(.22)
Distributions from net realized gain	-	(.05)	-	-
Total distributions	(.97)	(1.04)	(.87)	(.22)
Net asset value, end of period	$ 26.11	$ 47.20	$ 49.94	$ 45.45
Total Return B,C	(43.31)%	(3.63)%	11.93%	8.73%
Ratios to Average Net Assets E,H
Expenses before reductions	.07%	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07% A
Expenses net of all reductions	.07%	.06%	.06%	.07% A
Net investment income (loss)	2.39%	1.92%	1.89%	1.96% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,667	$ 6,304	$ 5,088	$ 3,425
Portfolio turnover rate F	8%	7%	7%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2009

(Amounts in thousands except ratios)

1. Organization.

Spartan U.S. Equity Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 3,244,762
Unrealized depreciation	(7,694,676)
Net unrealized appreciation (depreciation)	(4,449,914)
Undistributed ordinary income	98,345
Capital loss carryforward	(672,521)

Cost for federal income tax purposes	$ 19,907,879

The tax character of distributions paid was as follows:

	February 28, 2009	February 29, 2008
Ordinary Income	$ 543,362	$ 543,854
Long-term Capital Gains	-	28,042
Total	$ 543,362	$ 571,896

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying

Annual Report

4. Operating Policies - continued

Futures Contracts - continued

instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities aggregated $2,223,184 and $1,760,790, respectively.

Securities delivered through in-kind redemptions aggregated $258,486. Realized gain (loss) of $153,185 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under the expense contract, FMR pays class-level expenses of Investor Class and Fidelity Advantage Class so that total expenses do not exceed .10% and .07% of the class's average net assets, respectively, with certain exceptions.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives asset-based fees of .06% and .03% of average net assets for the Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, the Investor Class pays transfer agent fees at an annual rate of .03%, and the Fidelity Advantage Class pays no transfer agent fees. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $77 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $10,087.

Annual Report

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $15,969. The weighted average interest rate was .43%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $21 and reduced transfer agent fee by $598.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2009	2008 A
From net investment income
Investor Class	$ 409,107	$ 427,649
Fidelity Advantage Class	134,255	116,205
Total	$ 543,362	$ 543,854
From net realized gain
Investor Class	$ -	$ 21,850
Fidelity Advantage Class	-	6,192
Total	$ -	$ 28,042

A For the period ended February 29.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2009	2008 A	2009	2008 A
Investor Class
Shares sold	115,795	95,669	$ 4,429,126	$ 4,953,133
Reinvestment of distributions	10,263	8,418	406,488	446,829
Shares redeemed	(116,692)	(122,850)	(4,609,235)	(6,265,124)
Net increase (decrease)	9,366	(18,763)	$ 226,379	$ (865,162)
Fidelity Advantage Class
Shares sold	41,842	56,051	$ 1,763,608	$ 2,826,514
Reinvestment of distributions	3,283	2,210	130,209	117,544
Shares redeemed	(38,214)	(26,586)	(1,476,034)	(1,369,997)
Net increase (decrease)	6,911	31,675	$ 417,783	$ 1,574,061

A For the period ended February 29.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan U.S. Equity Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Equity Index Fund (a fund of Fidelity Concord Street Trust) at February 28, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Equity Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 20, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 381 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1987

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003), Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003), as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-
2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-
present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-
2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-
2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

A total of 0.27% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Investor class designates 97%, 99%, 99%, and 99%; Advantage class designates 95%, 98%, 98%, and 98% of the dividends distributed in April, July, October, and December, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Investor class designates 95%, 100%, 100%, and 100%; Advantage class designates 94%, 100%, 100%, and 100% of the dividends distributed in April, July, October, and December, respectively, during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	14,639,250,059.96	94.925
Withheld	782,652,262.86	5.075
TOTAL	15,421,902,322.82	100.000
Dennis J. Dirks
Affirmative	14,706,474,282.25	95.361
Withheld	715,428,040.57	4.639
TOTAL	15,421,902,322.82	100.000
Edward C. Johnson 3d
Affirmative	14,532,603,911.88	94.234
Withheld	889,298,410.94	5.766
TOTAL	15,421,902,322.82	100.000
Alan J. Lacy
Affirmative	14,691,645,723.85	95.265
Withheld	730,256,598.97	4.735
TOTAL	15,421,902,322.82	100.000
Ned C. Lautenbach
Affirmative	14,682,532,183.36	95.206
Withheld	739,370,139.46	4.794
TOTAL	15,421,902,322.82	100.000
Joseph Mauriello
Affirmative	14,695,930,490.11	95.293
Withheld	725,971,832.71	4.707
TOTAL	15,421,902,322.82	100.000
Cornelia M. Small
Affirmative	14,692,895,746.16	95.273
Withheld	729,006,576.66	4.727
TOTAL	15,421,902,322.82	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	14,653,362,752.74	95.017
Withheld	768,539,570.08	4.983
TOTAL	15,421,902,322.82	100.000
David M. Thomas
Affirmative	14,699,443,427.53	95.315
Withheld	722,458,895.29	4.685
TOTAL	15,421,902,322.82	100.000
Michael E. Wiley
Affirmative	14,696,110,450.22	95.294
Withheld	725,791,872.60	4.706
TOTAL	15,421,902,322.82	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

UEI-UANN-0409
1.790915.105

Item 2. Code of Ethics

As of the end of the period, February 28, 2009, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Spartan Extended Market Index Fund, Spartan International Index Fund, Spartan Total Market Index Fund and Spartan U.S. Equity Index Fund (the "Funds"):

Services Billed by PwC

February 28, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan Extended Market Index Fund	$78,000	$-	$6,200	$3,400
Spartan International Index Fund	$86,000	$-	$10,900	$5,600
Spartan Total Market Index Fund	$89,000	$-	$6,200	$6,900
Spartan U.S. Equity Index Fund	$121,000	$-	$9,100	$18,500

February 29, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan Extended Market Index Fund	$77,000	$-	$3,900	$1,800
Spartan International Index Fund	$78,000	$-	$4,900	$2,700
Spartan Total Market Index Fund	$86,000	$-	$3,900	$3,300
Spartan U.S. Equity Index Fund	$134,000	$-	$3,900	$10,800

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	February 28, 2009A	February 29, 2008A
Audit-Related Fees	$2,985,000	$220,000B
Tax Fees	$2,000	$-
All Other Fees	$-	$-B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	February 28, 2009 A	February 29, 2008 A
PwC	$3,475,000	$1,550,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 28, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 28, 2009